UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2015

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.12%
Actual		$ 1,000.00	$ 1,175.30	$ 6.14
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70
Class T	1.35%
Actual		$ 1,000.00	$ 1,174.30	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class B	1.92%
Actual		$ 1,000.00	$ 1,171.00	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.88%
Actual		$ 1,000.00	$ 1,170.80	$ 10.29
HypotheticalA		$ 1,000.00	$ 1,015.73	$ 9.55
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,176.90	$ 4.72
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	12.4	12.5
Boston Properties, Inc.	5.8	5.8
HCP, Inc.	5.1	4.2
Essex Property Trust, Inc.	4.9	4.8
SL Green Realty Corp.	4.6	4.1
Digital Realty Trust, Inc.	3.8	3.7
Alexandria Real Estate Equities, Inc.	3.8	3.6
Federal Realty Investment Trust (SBI)	3.5	3.7
Public Storage	3.3	5.1
Extra Space Storage, Inc.	3.3	1.4
	50.5
Top Five REIT Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.2	16.8
REITs - Office Property	15.9	19.1
REITs - Regional Malls	15.7	15.9
REITs - Health Care	11.5	10.4
REITs - Shopping Centers	9.4	8.9
Asset Allocation (% of fund's net assets)
As of January 31, 2015	As of July 31, 2014
Stocks 98.5%	Stocks 99.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.5%	Short-Term Investments and Net Other Assets (Liabilities) 1.0%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 96.3%
REITs - Apartments - 17.2%
American Campus Communities, Inc.	644,700	$ 28,341,012
AvalonBay Communities, Inc.	114,240	19,762,378
Equity Residential (SBI)	277,009	21,498,668
Essex Property Trust, Inc.	220,247	49,786,834
Post Properties, Inc.	377,600	22,939,200
UDR, Inc.	1,001,700	33,316,542
TOTAL REITS - APARTMENTS		175,644,634
REITs - Diversified - 8.0%
Cousins Properties, Inc.	1,064,900	11,756,496
Digital Realty Trust, Inc. (d)	530,900	38,723,846
Duke Realty LP	936,200	20,437,246
Vornado Realty Trust	93,383	10,313,219
TOTAL REITS - DIVERSIFIED		81,230,807
REITs - Health Care - 11.5%
HCP, Inc.	1,101,695	52,099,157
Health Care REIT, Inc.	164,969	13,519,210
Medical Properties Trust, Inc.	269,800	4,146,826
Sabra Health Care REIT, Inc.	168,300	5,503,410
Senior Housing Properties Trust (SBI)	701,600	16,340,264
Ventas, Inc.	328,605	26,225,965
TOTAL REITS - HEALTH CARE		117,834,832
REITs - Hotels - 6.2%
Ashford Hospitality Prime, Inc.	330,700	5,674,812
FelCor Lodging Trust, Inc.	1,983,189	19,851,722
Host Hotels & Resorts, Inc.	528,134	12,088,987
LaSalle Hotel Properties (SBI)	198,000	8,011,080
RLJ Lodging Trust	301,400	10,268,698
Sunstone Hotel Investors, Inc.	433,655	7,393,818
TOTAL REITS - HOTELS		63,289,117
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Manufactured Homes - 1.6%
Equity Lifestyle Properties, Inc.	28,541	$ 1,562,049
Sun Communities, Inc.	216,222	14,644,716
TOTAL REITS - MANUFACTURED HOMES		16,206,765
REITs - Office Property - 15.9%
Alexandria Real Estate Equities, Inc.	396,633	38,679,650
Boston Properties, Inc.	424,947	58,982,644
Gramercy Property Trust, Inc.	617,800	4,275,176
New York (REIT), Inc.	505,700	5,274,451
Piedmont Office Realty Trust, Inc. Class A	432,700	8,450,631
SL Green Realty Corp.	367,465	46,300,590
TOTAL REITS - OFFICE PROPERTY		161,963,142
REITs - Regional Malls - 15.7%
Simon Property Group, Inc.	636,750	126,496,752
Tanger Factory Outlet Centers, Inc.	69,500	2,734,825
Taubman Centers, Inc.	378,300	31,001,685
TOTAL REITS - REGIONAL MALLS		160,233,262
REITs - Shopping Centers - 9.4%
Cedar Shopping Centers, Inc.	1,186,675	9,445,933
Excel Trust, Inc.	284,225	3,990,519
Federal Realty Investment Trust (SBI)	244,302	35,123,299
Kite Realty Group Trust	540,932	16,530,882
Ramco-Gershenson Properties Trust (SBI)	138,500	2,710,445
Urban Edge Properties	430,241	10,213,921
WP Glimcher, Inc.	1,002,275	17,720,222
TOTAL REITS - SHOPPING CENTERS		95,735,221
REITs - Single Tenant - 0.0%
Select Income (REIT)	18,500	460,095
REITs - Storage - 6.6%
Extra Space Storage, Inc.	508,300	33,547,800
Public Storage	168,350	33,811,414
TOTAL REITS - STORAGE		67,359,214
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Warehouse/Industrial - 4.2%
DCT Industrial Trust, Inc.	694,050	$ 26,207,328
Prologis, Inc.	235,977	10,652,002
Terreno Realty Corp.	267,300	6,094,440
TOTAL REITS - WAREHOUSE/INDUSTRIAL		42,953,770
TOTAL REAL ESTATE INVESTMENT TRUSTS		982,910,859
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
Real Estate Operating Companies - 2.2%
Forest City Enterprises, Inc. Class A (a)	906,867	22,218,242
TOTAL COMMON STOCKS (Cost $732,114,087)		1,005,129,101
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.13% (b)	19,607,237	19,607,237
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,764,975	1,764,975
TOTAL MONEY MARKET FUNDS (Cost $21,372,212)		21,372,212
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $753,486,299)		1,026,501,313
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,785,896)
NET ASSETS - 100%		$ 1,020,715,417
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,791
Fidelity Securities Lending Cash Central Fund	29,817
Total	$ 36,608
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,699,502) - See accompanying schedule: Unaffiliated issuers (cost $732,114,087)	$ 1,005,129,101
Fidelity Central Funds (cost $21,372,212)	21,372,212
Total Investments (cost $753,486,299)		$ 1,026,501,313
Receivable for investments sold		6,227,599
Receivable for fund shares sold		3,315,884
Dividends receivable		800,304
Distributions receivable from Fidelity Central Funds		3,706
Prepaid expenses		3,604
Other receivables		31,154
Total assets		1,036,883,564

Liabilities
Payable for investments purchased	$ 10,381,444
Payable for fund shares redeemed	3,054,419
Accrued management fee	455,611
Distribution and service plan fees payable	221,382
Other affiliated payables	203,234
Other payables and accrued expenses	87,082
Collateral on securities loaned, at value	1,764,975
Total liabilities		16,168,147

Net Assets		$ 1,020,715,417
Net Assets consist of:
Paid in capital		$ 736,118,785
Distributions in excess of net investment income		(1,798,496)
Accumulated undistributed net realized gain (loss) on investments		13,380,114
Net unrealized appreciation (depreciation) on investments		273,015,014
Net Assets		$ 1,020,715,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($368,495,414 ÷ 14,989,737 shares)	$ 24.58

Maximum offering price per share (100/94.25 of $24.58)	$ 26.08
Class T: Net Asset Value and redemption price per share ($175,248,366 ÷ 7,132,824 shares)	$ 24.57

Maximum offering price per share (100/96.50 of $24.57)	$ 25.46
Class B: Net Asset Value and offering price per share ($5,862,146 ÷ 241,543 shares)A	$ 24.27

Class C: Net Asset Value and offering price per share ($87,770,639 ÷ 3,628,511 shares)A	$ 24.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($383,338,852 ÷ 15,468,437 shares)	$ 24.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 8,208,542
Special dividends		2,088,052
Income from Fidelity Central Funds		36,608
Total income		10,333,202

Expenses
Management fee	$ 2,351,776
Transfer agent fees	1,027,989
Distribution and service plan fees	1,142,201
Accounting and security lending fees	148,809
Custodian fees and expenses	17,854
Independent trustees' compensation	7,518
Registration fees	102,825
Audit	24,130
Legal	4,300
Miscellaneous	4,077
Total expenses before reductions	4,831,479
Expense reductions	(39,750)	4,791,729
Net investment income (loss)		5,541,473
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31,717,547
Change in net unrealized appreciation (depreciation) on investment securities		105,900,024
Net gain (loss)		137,617,571
Net increase (decrease) in net assets resulting from operations		$ 143,159,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,541,473	$ 10,579,301
Net realized gain (loss)	31,717,547	45,747,977
Change in net unrealized appreciation (depreciation)	105,900,024	22,594,134
Net increase (decrease) in net assets resulting from operations	143,159,044	78,921,412
Distributions to shareholders from net investment income	(9,433,200)	(9,317,425)
Distributions to shareholders from net realized gain	(53,617,767)	(17,838,487)
Total distributions	(63,050,967)	(27,155,912)
Share transactions - net increase (decrease)	158,303,503	(20,280,229)
Total increase (decrease) in net assets	238,411,580	31,485,271

Net Assets
Beginning of period	782,303,837	750,818,566
End of period (including distributions in excess of net investment income of $1,798,496 and undistributed net investment income of $2,093,231, respectively)	$ 1,020,715,417	$ 782,303,837

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.57	$ 20.92	$ 19.83	$ 18.24	$ 14.88	$ 9.41
Income from Investment Operations
Net investment income (loss) E	.15 H	.31	.22	.17	.12	.19
Net realized and unrealized gain (loss)	3.61	2.13	1.27	2.02	3.37	5.46
Total from investment operations	3.76	2.44	1.49	2.19	3.49	5.65
Distributions from net investment income	(.26)	(.27)	(.23)	(.13)	(.13)	(.18)
Distributions from net realized gain	(1.49)	(.52)	(.17)	(.47)	-	-
Total distributions	(1.75)	(.79)	(.40)	(.60)	(.13)	(.18)
Net asset value, end of period	$ 24.58	$ 22.57	$ 20.92	$ 19.83	$ 18.24	$ 14.88
Total ReturnB, C, D	17.53%	12.34%	7.66%	12.81%	23.63%	60.38%
Ratios to Average Net Assets F, I
Expenses before reductions	1.12%A	1.16%	1.17%	1.19%	1.19%	1.23%
Expenses net of fee waivers, if any	1.12%A	1.16%	1.17%	1.19%	1.19%	1.23%
Expenses net of all reductions	1.11%A	1.15%	1.16%	1.18%	1.18%	1.22%
Net investment income (loss)	1.31%A, H	1.47%	1.06%	.98%	.69%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 368,495	$ 274,136	$ 246,323	$ 199,303	$ 178,978	$ 117,929
Portfolio turnover rateG	51% A	83%	63%	48%	63%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.55	$ 20.91	$ 19.82	$ 18.24	$ 14.90	$ 9.42
Income from Investment Operations
Net investment income (loss) E	.12 H	.26	.17	.13	.07	.15
Net realized and unrealized gain (loss)	3.61	2.13	1.28	2.02	3.38	5.47
Total from investment operations	3.73	2.39	1.45	2.15	3.45	5.62
Distributions from net investment income	(.22)	(.23)	(.19)	(.10)	(.11)	(.14)
Distributions from net realized gain	(1.49)	(.52)	(.17)	(.47)	-	-
Total distributions	(1.71)	(.75)	(.36)	(.57)	(.11)	(.14)
Net asset value, end of period	$ 24.57	$ 22.55	$ 20.91	$ 19.82	$ 18.24	$ 14.90
Total ReturnB, C, D	17.43%	12.07%	7.43%	12.52%	23.28%	60.02%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%A	1.37%	1.38%	1.43%	1.44%	1.49%
Expenses net of fee waivers, if any	1.35%A	1.37%	1.38%	1.43%	1.44%	1.49%
Expenses net of all reductions	1.34%A	1.36%	1.38%	1.43%	1.44%	1.48%
Net investment income (loss)	1.08%A, H	1.26%	.85%	.73%	.43%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,248	$ 138,783	$ 114,717	$ 86,987	$ 76,785	$ 59,529
Portfolio turnover rateG	51% A	83%	63%	48%	63%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.28	$ 20.66	$ 19.59	$ 18.05	$ 14.77	$ 9.35
Income from Investment Operations
Net investment income (loss) E	.06 H	.14	.06	.04	(.01)	.09
Net realized and unrealized gain (loss)	3.56	2.10	1.26	2.00	3.35	5.42
Total from investment operations	3.62	2.24	1.32	2.04	3.34	5.51
Distributions from net investment income	(.14)	(.11)	(.08)	(.03)	(.06)	(.09)
Distributions from net realized gain	(1.49)	(.52)	(.17)	(.47)	-	-
Total distributions	(1.63)	(.62) J	(.25)	(.50)	(.06)	(.09)
Net asset value, end of period	$ 24.27	$ 22.28	$ 20.66	$ 19.59	$ 18.05	$ 14.77
Total ReturnB, C, D	17.10%	11.45%	6.84%	11.99%	22.69%	59.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92%A	1.92%	1.92%	1.93%	1.94%	1.98%
Expenses net of fee waivers, if any	1.92%A	1.92%	1.92%	1.93%	1.94%	1.98%
Expenses net of all reductions	1.91%A	1.91%	1.91%	1.93%	1.93%	1.97%
Net investment income (loss)	.51%A, H	.70%	.31%	.23%	(.07)%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,862	$ 5,631	$ 8,697	$ 9,481	$ 11,542	$ 12,078
Portfolio turnover rateG	51% A	83%	63%	48%	63%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.62 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.518 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.23	$ 20.61	$ 19.55	$ 18.03	$ 14.76	$ 9.34
Income from Investment Operations
Net investment income (loss) E	.06 H	.15	.07	.04	(.01)	.09
Net realized and unrealized gain (loss)	3.55	2.10	1.26	1.98	3.35	5.43
Total from investment operations	3.61	2.25	1.33	2.02	3.34	5.52
Distributions from net investment income	(.16)	(.11)	(.10)	(.03)	(.07)	(.10)
Distributions from net realized gain	(1.49)	(.52)	(.17)	(.47)	-	-
Total distributions	(1.65)	(.63)	(.27)	(.50)	(.07)	(.10)
Net asset value, end of period	$ 24.19	$ 22.23	$ 20.61	$ 19.55	$ 18.03	$ 14.76
Total ReturnB, C, D	17.08%	11.52%	6.89%	11.92%	22.69%	59.28%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88%A	1.90%	1.90%	1.93%	1.94%	1.98%
Expenses net of fee waivers, if any	1.88%A	1.90%	1.90%	1.93%	1.94%	1.98%
Expenses net of all reductions	1.87%A	1.89%	1.89%	1.93%	1.93%	1.97%
Net investment income (loss)	.55%A, H	.73%	.33%	.23%	(.07)%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,771	$ 64,822	$ 75,461	$ 55,064	$ 47,406	$ 31,204
Portfolio turnover rateG	51% A	83%	63%	48%	63%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .06%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
January 31,	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.74	$ 21.07	$ 19.97	$ 18.36	$ 14.96	$ 9.46
Income from Investment Operations
Net investment income (loss) D	.18 G	.36	.28	.22	.16	.23
Net realized and unrealized gain (loss)	3.64	2.15	1.27	2.03	3.39	5.47
Total from investment operations	3.82	2.51	1.55	2.25	3.55	5.70
Distributions from net investment income	(.29)	(.32)	(.28)	(.17)	(.15)	(.20)
Distributions from net realized gain	(1.49)	(.52)	(.17)	(.47)	-	-
Total distributions	(1.78)	(.84)	(.45)	(.64)	(.15)	(.20)
Net asset value, end of period	$ 24.78	$ 22.74	$ 21.07	$ 19.97	$ 18.36	$ 14.96
Total ReturnB, C	17.69%	12.64%	7.92%	13.12%	23.92%	60.75%
Ratios to Average Net Assets E, H
Expenses before reductions	.86%A	.89%	.90%	.93%	.93%	.97%
Expenses net of fee waivers, if any	.86%A	.89%	.90%	.93%	.93%	.97%
Expenses net of all reductions	.85%A	.88%	.89%	.93%	.92%	.96%
Net investment income (loss)	1.57%A, G	1.74%	1.33%	1.23%	.94%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 383,339	$ 298,932	$ 305,619	$ 283,054	$ 174,655	$ 167,699
Portfolio turnover rateF	51% A	83%	63%	48%	63%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.08%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 272,588,309
Gross unrealized depreciation	(2,288,894)
Net unrealized appreciation (depreciation) on securities	$ 270,299,415

Tax cost	$ 756,201,898

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $317,805,688 and $217,617,945, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 380,588	$ 982
Class T	.25%	.25%	374,264	-
Class B	.75%	.25%	27,745	20,809
Class C	.75%	.25%	359,604	53,875
			$ 1,142,201	$ 75,666

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49,637
Class T	6,710
Class B*	1,413
Class C*	2,323
$ 60,083

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 370,286.24
Class T	168,828.23
Class B	8,252.30
Class C	91,993.26
Institutional Class	388,630.24
	$ 1,027,989

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,178 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $561 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $29,817.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39,710 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $40.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 3,417,146	$ 3,106,444
Class T	1,466,953	1,272,835
Class B	34,655	37,346
Class C	511,460	367,021
Institutional Class	4,002,986	4,533,779
Total	$ 9,433,200	$ 9,317,425
From net realized gain
Class A	$ 19,013,151	$ 5,987,252
Class T	9,450,491	2,831,247
Class B	364,345	199,888
Class C	4,547,451	1,765,927
Institutional Class	20,242,329	7,054,173
Total	$ 53,617,767	$ 17,838,487

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	3,660,395	4,612,676	$ 84,512,730	$ 96,531,161
Reinvestment of distributions	966,946	447,921	21,690,286	8,629,179
Shares redeemed	(1,783,755)	(4,687,177)	(40,493,076)	(96,076,538)
Net increase (decrease)	2,843,586	373,420	$ 65,709,940	$ 9,083,802

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class T
Shares sold	1,272,316	2,099,117	$ 29,325,490	$ 43,800,189
Reinvestment of distributions	477,901	210,229	10,709,289	4,035,945
Shares redeemed	(770,790)	(1,641,944)	(17,244,672)	(33,718,920)
Net increase (decrease)	979,427	667,402	$ 22,790,107	$ 14,117,214
Class B
Shares sold	9,658	10,023	$ 216,293	$ 207,585
Reinvestment of distributions	16,893	10,943	373,842	205,776
Shares redeemed	(37,694)	(189,250)	(842,240)	(3,819,153)
Net increase (decrease)	(11,143)	(168,284)	$ (252,105)	$ (3,405,792)
Class C
Shares sold	783,489	717,656	$ 17,783,547	$ 14,827,663
Reinvestment of distributions	210,659	103,592	4,650,894	1,942,789
Shares redeemed	(282,206)	(1,565,975)	(6,265,706)	(31,183,633)
Net increase (decrease)	711,942	(744,727)	$ 16,168,735	$ (14,413,181)
Institutional Class
Shares sold	3,489,802	9,124,799	$ 81,078,744	$ 190,381,315
Reinvestment of distributions	819,785	444,680	18,525,789	8,636,132
Shares redeemed	(1,986,547)	(10,926,683)	(45,717,707)	(224,679,719)
Net increase (decrease)	2,323,040	(1,357,204)	$ 53,886,826	$ (25,662,272)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing of SelectCo and the sub-advisers (together with SelectCo, the Investment Advisers) as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the investment staff of the Investment Advisers, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing SelectCo to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2014.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and making the competitive group more inclusive.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Real Estate Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2014.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the 12-month period ended June 30, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AREI-USAN-0315
1.789731.112

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.12%
Actual		$ 1,000.00	$ 1,175.30	$ 6.14
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70
Class T	1.35%
Actual		$ 1,000.00	$ 1,174.30	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class B	1.92%
Actual		$ 1,000.00	$ 1,171.00	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.88%
Actual		$ 1,000.00	$ 1,170.80	$ 10.29
HypotheticalA		$ 1,000.00	$ 1,015.73	$ 9.55
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,176.90	$ 4.72
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	12.4	12.5
Boston Properties, Inc.	5.8	5.8
HCP, Inc.	5.1	4.2
Essex Property Trust, Inc.	4.9	4.8
SL Green Realty Corp.	4.6	4.1
Digital Realty Trust, Inc.	3.8	3.7
Alexandria Real Estate Equities, Inc.	3.8	3.6
Federal Realty Investment Trust (SBI)	3.5	3.7
Public Storage	3.3	5.1
Extra Space Storage, Inc.	3.3	1.4
	50.5
Top Five REIT Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.2	16.8
REITs - Office Property	15.9	19.1
REITs - Regional Malls	15.7	15.9
REITs - Health Care	11.5	10.4
REITs - Shopping Centers	9.4	8.9
Asset Allocation (% of fund's net assets)
As of January 31, 2015	As of July 31, 2014
Stocks 98.5%	Stocks 99.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.5%	Short-Term Investments and Net Other Assets (Liabilities) 1.0%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 96.3%
REITs - Apartments - 17.2%
American Campus Communities, Inc.	644,700	$ 28,341,012
AvalonBay Communities, Inc.	114,240	19,762,378
Equity Residential (SBI)	277,009	21,498,668
Essex Property Trust, Inc.	220,247	49,786,834
Post Properties, Inc.	377,600	22,939,200
UDR, Inc.	1,001,700	33,316,542
TOTAL REITS - APARTMENTS		175,644,634
REITs - Diversified - 8.0%
Cousins Properties, Inc.	1,064,900	11,756,496
Digital Realty Trust, Inc. (d)	530,900	38,723,846
Duke Realty LP	936,200	20,437,246
Vornado Realty Trust	93,383	10,313,219
TOTAL REITS - DIVERSIFIED		81,230,807
REITs - Health Care - 11.5%
HCP, Inc.	1,101,695	52,099,157
Health Care REIT, Inc.	164,969	13,519,210
Medical Properties Trust, Inc.	269,800	4,146,826
Sabra Health Care REIT, Inc.	168,300	5,503,410
Senior Housing Properties Trust (SBI)	701,600	16,340,264
Ventas, Inc.	328,605	26,225,965
TOTAL REITS - HEALTH CARE		117,834,832
REITs - Hotels - 6.2%
Ashford Hospitality Prime, Inc.	330,700	5,674,812
FelCor Lodging Trust, Inc.	1,983,189	19,851,722
Host Hotels & Resorts, Inc.	528,134	12,088,987
LaSalle Hotel Properties (SBI)	198,000	8,011,080
RLJ Lodging Trust	301,400	10,268,698
Sunstone Hotel Investors, Inc.	433,655	7,393,818
TOTAL REITS - HOTELS		63,289,117
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Manufactured Homes - 1.6%
Equity Lifestyle Properties, Inc.	28,541	$ 1,562,049
Sun Communities, Inc.	216,222	14,644,716
TOTAL REITS - MANUFACTURED HOMES		16,206,765
REITs - Office Property - 15.9%
Alexandria Real Estate Equities, Inc.	396,633	38,679,650
Boston Properties, Inc.	424,947	58,982,644
Gramercy Property Trust, Inc.	617,800	4,275,176
New York (REIT), Inc.	505,700	5,274,451
Piedmont Office Realty Trust, Inc. Class A	432,700	8,450,631
SL Green Realty Corp.	367,465	46,300,590
TOTAL REITS - OFFICE PROPERTY		161,963,142
REITs - Regional Malls - 15.7%
Simon Property Group, Inc.	636,750	126,496,752
Tanger Factory Outlet Centers, Inc.	69,500	2,734,825
Taubman Centers, Inc.	378,300	31,001,685
TOTAL REITS - REGIONAL MALLS		160,233,262
REITs - Shopping Centers - 9.4%
Cedar Shopping Centers, Inc.	1,186,675	9,445,933
Excel Trust, Inc.	284,225	3,990,519
Federal Realty Investment Trust (SBI)	244,302	35,123,299
Kite Realty Group Trust	540,932	16,530,882
Ramco-Gershenson Properties Trust (SBI)	138,500	2,710,445
Urban Edge Properties	430,241	10,213,921
WP Glimcher, Inc.	1,002,275	17,720,222
TOTAL REITS - SHOPPING CENTERS		95,735,221
REITs - Single Tenant - 0.0%
Select Income (REIT)	18,500	460,095
REITs - Storage - 6.6%
Extra Space Storage, Inc.	508,300	33,547,800
Public Storage	168,350	33,811,414
TOTAL REITS - STORAGE		67,359,214
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Warehouse/Industrial - 4.2%
DCT Industrial Trust, Inc.	694,050	$ 26,207,328
Prologis, Inc.	235,977	10,652,002
Terreno Realty Corp.	267,300	6,094,440
TOTAL REITS - WAREHOUSE/INDUSTRIAL		42,953,770
TOTAL REAL ESTATE INVESTMENT TRUSTS		982,910,859
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
Real Estate Operating Companies - 2.2%
Forest City Enterprises, Inc. Class A (a)	906,867	22,218,242
TOTAL COMMON STOCKS (Cost $732,114,087)		1,005,129,101
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.13% (b)	19,607,237	19,607,237
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,764,975	1,764,975
TOTAL MONEY MARKET FUNDS (Cost $21,372,212)		21,372,212
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $753,486,299)		1,026,501,313
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,785,896)
NET ASSETS - 100%		$ 1,020,715,417
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,791
Fidelity Securities Lending Cash Central Fund	29,817
Total	$ 36,608
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,699,502) - See accompanying schedule: Unaffiliated issuers (cost $732,114,087)	$ 1,005,129,101
Fidelity Central Funds (cost $21,372,212)	21,372,212
Total Investments (cost $753,486,299)		$ 1,026,501,313
Receivable for investments sold		6,227,599
Receivable for fund shares sold		3,315,884
Dividends receivable		800,304
Distributions receivable from Fidelity Central Funds		3,706
Prepaid expenses		3,604
Other receivables		31,154
Total assets		1,036,883,564

Liabilities
Payable for investments purchased	$ 10,381,444
Payable for fund shares redeemed	3,054,419
Accrued management fee	455,611
Distribution and service plan fees payable	221,382
Other affiliated payables	203,234
Other payables and accrued expenses	87,082
Collateral on securities loaned, at value	1,764,975
Total liabilities		16,168,147

Net Assets		$ 1,020,715,417
Net Assets consist of:
Paid in capital		$ 736,118,785
Distributions in excess of net investment income		(1,798,496)
Accumulated undistributed net realized gain (loss) on investments		13,380,114
Net unrealized appreciation (depreciation) on investments		273,015,014
Net Assets		$ 1,020,715,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($368,495,414 ÷ 14,989,737 shares)	$ 24.58

Maximum offering price per share (100/94.25 of $24.58)	$ 26.08
Class T: Net Asset Value and redemption price per share ($175,248,366 ÷ 7,132,824 shares)	$ 24.57

Maximum offering price per share (100/96.50 of $24.57)	$ 25.46
Class B: Net Asset Value and offering price per share ($5,862,146 ÷ 241,543 shares)A	$ 24.27

Class C: Net Asset Value and offering price per share ($87,770,639 ÷ 3,628,511 shares)A	$ 24.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($383,338,852 ÷ 15,468,437 shares)	$ 24.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 8,208,542
Special dividends		2,088,052
Income from Fidelity Central Funds		36,608
Total income		10,333,202

Expenses
Management fee	$ 2,351,776
Transfer agent fees	1,027,989
Distribution and service plan fees	1,142,201
Accounting and security lending fees	148,809
Custodian fees and expenses	17,854
Independent trustees' compensation	7,518
Registration fees	102,825
Audit	24,130
Legal	4,300
Miscellaneous	4,077
Total expenses before reductions	4,831,479
Expense reductions	(39,750)	4,791,729
Net investment income (loss)		5,541,473
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31,717,547
Change in net unrealized appreciation (depreciation) on investment securities		105,900,024
Net gain (loss)		137,617,571
Net increase (decrease) in net assets resulting from operations		$ 143,159,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,541,473	$ 10,579,301
Net realized gain (loss)	31,717,547	45,747,977
Change in net unrealized appreciation (depreciation)	105,900,024	22,594,134
Net increase (decrease) in net assets resulting from operations	143,159,044	78,921,412
Distributions to shareholders from net investment income	(9,433,200)	(9,317,425)
Distributions to shareholders from net realized gain	(53,617,767)	(17,838,487)
Total distributions	(63,050,967)	(27,155,912)
Share transactions - net increase (decrease)	158,303,503	(20,280,229)
Total increase (decrease) in net assets	238,411,580	31,485,271

Net Assets
Beginning of period	782,303,837	750,818,566
End of period (including distributions in excess of net investment income of $1,798,496 and undistributed net investment income of $2,093,231, respectively)	$ 1,020,715,417	$ 782,303,837

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.57	$ 20.92	$ 19.83	$ 18.24	$ 14.88	$ 9.41
Income from Investment Operations
Net investment income (loss) E	.15 H	.31	.22	.17	.12	.19
Net realized and unrealized gain (loss)	3.61	2.13	1.27	2.02	3.37	5.46
Total from investment operations	3.76	2.44	1.49	2.19	3.49	5.65
Distributions from net investment income	(.26)	(.27)	(.23)	(.13)	(.13)	(.18)
Distributions from net realized gain	(1.49)	(.52)	(.17)	(.47)	-	-
Total distributions	(1.75)	(.79)	(.40)	(.60)	(.13)	(.18)
Net asset value, end of period	$ 24.58	$ 22.57	$ 20.92	$ 19.83	$ 18.24	$ 14.88
Total ReturnB, C, D	17.53%	12.34%	7.66%	12.81%	23.63%	60.38%
Ratios to Average Net Assets F, I
Expenses before reductions	1.12%A	1.16%	1.17%	1.19%	1.19%	1.23%
Expenses net of fee waivers, if any	1.12%A	1.16%	1.17%	1.19%	1.19%	1.23%
Expenses net of all reductions	1.11%A	1.15%	1.16%	1.18%	1.18%	1.22%
Net investment income (loss)	1.31%A, H	1.47%	1.06%	.98%	.69%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 368,495	$ 274,136	$ 246,323	$ 199,303	$ 178,978	$ 117,929
Portfolio turnover rateG	51% A	83%	63%	48%	63%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.55	$ 20.91	$ 19.82	$ 18.24	$ 14.90	$ 9.42
Income from Investment Operations
Net investment income (loss) E	.12 H	.26	.17	.13	.07	.15
Net realized and unrealized gain (loss)	3.61	2.13	1.28	2.02	3.38	5.47
Total from investment operations	3.73	2.39	1.45	2.15	3.45	5.62
Distributions from net investment income	(.22)	(.23)	(.19)	(.10)	(.11)	(.14)
Distributions from net realized gain	(1.49)	(.52)	(.17)	(.47)	-	-
Total distributions	(1.71)	(.75)	(.36)	(.57)	(.11)	(.14)
Net asset value, end of period	$ 24.57	$ 22.55	$ 20.91	$ 19.82	$ 18.24	$ 14.90
Total ReturnB, C, D	17.43%	12.07%	7.43%	12.52%	23.28%	60.02%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%A	1.37%	1.38%	1.43%	1.44%	1.49%
Expenses net of fee waivers, if any	1.35%A	1.37%	1.38%	1.43%	1.44%	1.49%
Expenses net of all reductions	1.34%A	1.36%	1.38%	1.43%	1.44%	1.48%
Net investment income (loss)	1.08%A, H	1.26%	.85%	.73%	.43%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,248	$ 138,783	$ 114,717	$ 86,987	$ 76,785	$ 59,529
Portfolio turnover rateG	51% A	83%	63%	48%	63%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.28	$ 20.66	$ 19.59	$ 18.05	$ 14.77	$ 9.35
Income from Investment Operations
Net investment income (loss) E	.06 H	.14	.06	.04	(.01)	.09
Net realized and unrealized gain (loss)	3.56	2.10	1.26	2.00	3.35	5.42
Total from investment operations	3.62	2.24	1.32	2.04	3.34	5.51
Distributions from net investment income	(.14)	(.11)	(.08)	(.03)	(.06)	(.09)
Distributions from net realized gain	(1.49)	(.52)	(.17)	(.47)	-	-
Total distributions	(1.63)	(.62) J	(.25)	(.50)	(.06)	(.09)
Net asset value, end of period	$ 24.27	$ 22.28	$ 20.66	$ 19.59	$ 18.05	$ 14.77
Total ReturnB, C, D	17.10%	11.45%	6.84%	11.99%	22.69%	59.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92%A	1.92%	1.92%	1.93%	1.94%	1.98%
Expenses net of fee waivers, if any	1.92%A	1.92%	1.92%	1.93%	1.94%	1.98%
Expenses net of all reductions	1.91%A	1.91%	1.91%	1.93%	1.93%	1.97%
Net investment income (loss)	.51%A, H	.70%	.31%	.23%	(.07)%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,862	$ 5,631	$ 8,697	$ 9,481	$ 11,542	$ 12,078
Portfolio turnover rateG	51% A	83%	63%	48%	63%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.62 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.518 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.23	$ 20.61	$ 19.55	$ 18.03	$ 14.76	$ 9.34
Income from Investment Operations
Net investment income (loss) E	.06 H	.15	.07	.04	(.01)	.09
Net realized and unrealized gain (loss)	3.55	2.10	1.26	1.98	3.35	5.43
Total from investment operations	3.61	2.25	1.33	2.02	3.34	5.52
Distributions from net investment income	(.16)	(.11)	(.10)	(.03)	(.07)	(.10)
Distributions from net realized gain	(1.49)	(.52)	(.17)	(.47)	-	-
Total distributions	(1.65)	(.63)	(.27)	(.50)	(.07)	(.10)
Net asset value, end of period	$ 24.19	$ 22.23	$ 20.61	$ 19.55	$ 18.03	$ 14.76
Total ReturnB, C, D	17.08%	11.52%	6.89%	11.92%	22.69%	59.28%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88%A	1.90%	1.90%	1.93%	1.94%	1.98%
Expenses net of fee waivers, if any	1.88%A	1.90%	1.90%	1.93%	1.94%	1.98%
Expenses net of all reductions	1.87%A	1.89%	1.89%	1.93%	1.93%	1.97%
Net investment income (loss)	.55%A, H	.73%	.33%	.23%	(.07)%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,771	$ 64,822	$ 75,461	$ 55,064	$ 47,406	$ 31,204
Portfolio turnover rateG	51% A	83%	63%	48%	63%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .06%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
January 31,	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.74	$ 21.07	$ 19.97	$ 18.36	$ 14.96	$ 9.46
Income from Investment Operations
Net investment income (loss) D	.18 G	.36	.28	.22	.16	.23
Net realized and unrealized gain (loss)	3.64	2.15	1.27	2.03	3.39	5.47
Total from investment operations	3.82	2.51	1.55	2.25	3.55	5.70
Distributions from net investment income	(.29)	(.32)	(.28)	(.17)	(.15)	(.20)
Distributions from net realized gain	(1.49)	(.52)	(.17)	(.47)	-	-
Total distributions	(1.78)	(.84)	(.45)	(.64)	(.15)	(.20)
Net asset value, end of period	$ 24.78	$ 22.74	$ 21.07	$ 19.97	$ 18.36	$ 14.96
Total ReturnB, C	17.69%	12.64%	7.92%	13.12%	23.92%	60.75%
Ratios to Average Net Assets E, H
Expenses before reductions	.86%A	.89%	.90%	.93%	.93%	.97%
Expenses net of fee waivers, if any	.86%A	.89%	.90%	.93%	.93%	.97%
Expenses net of all reductions	.85%A	.88%	.89%	.93%	.92%	.96%
Net investment income (loss)	1.57%A, G	1.74%	1.33%	1.23%	.94%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 383,339	$ 298,932	$ 305,619	$ 283,054	$ 174,655	$ 167,699
Portfolio turnover rateF	51% A	83%	63%	48%	63%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.08%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 272,588,309
Gross unrealized depreciation	(2,288,894)
Net unrealized appreciation (depreciation) on securities	$ 270,299,415

Tax cost	$ 756,201,898

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $317,805,688 and $217,617,945, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 380,588	$ 982
Class T	.25%	.25%	374,264	-
Class B	.75%	.25%	27,745	20,809
Class C	.75%	.25%	359,604	53,875
			$ 1,142,201	$ 75,666

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49,637
Class T	6,710
Class B*	1,413
Class C*	2,323
$ 60,083

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 370,286.24
Class T	168,828.23
Class B	8,252.30
Class C	91,993.26
Institutional Class	388,630.24
	$ 1,027,989

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,178 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $561 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $29,817.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39,710 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $40.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 3,417,146	$ 3,106,444
Class T	1,466,953	1,272,835
Class B	34,655	37,346
Class C	511,460	367,021
Institutional Class	4,002,986	4,533,779
Total	$ 9,433,200	$ 9,317,425
From net realized gain
Class A	$ 19,013,151	$ 5,987,252
Class T	9,450,491	2,831,247
Class B	364,345	199,888
Class C	4,547,451	1,765,927
Institutional Class	20,242,329	7,054,173
Total	$ 53,617,767	$ 17,838,487

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	3,660,395	4,612,676	$ 84,512,730	$ 96,531,161
Reinvestment of distributions	966,946	447,921	21,690,286	8,629,179
Shares redeemed	(1,783,755)	(4,687,177)	(40,493,076)	(96,076,538)
Net increase (decrease)	2,843,586	373,420	$ 65,709,940	$ 9,083,802

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class T
Shares sold	1,272,316	2,099,117	$ 29,325,490	$ 43,800,189
Reinvestment of distributions	477,901	210,229	10,709,289	4,035,945
Shares redeemed	(770,790)	(1,641,944)	(17,244,672)	(33,718,920)
Net increase (decrease)	979,427	667,402	$ 22,790,107	$ 14,117,214
Class B
Shares sold	9,658	10,023	$ 216,293	$ 207,585
Reinvestment of distributions	16,893	10,943	373,842	205,776
Shares redeemed	(37,694)	(189,250)	(842,240)	(3,819,153)
Net increase (decrease)	(11,143)	(168,284)	$ (252,105)	$ (3,405,792)
Class C
Shares sold	783,489	717,656	$ 17,783,547	$ 14,827,663
Reinvestment of distributions	210,659	103,592	4,650,894	1,942,789
Shares redeemed	(282,206)	(1,565,975)	(6,265,706)	(31,183,633)
Net increase (decrease)	711,942	(744,727)	$ 16,168,735	$ (14,413,181)
Institutional Class
Shares sold	3,489,802	9,124,799	$ 81,078,744	$ 190,381,315
Reinvestment of distributions	819,785	444,680	18,525,789	8,636,132
Shares redeemed	(1,986,547)	(10,926,683)	(45,717,707)	(224,679,719)
Net increase (decrease)	2,323,040	(1,357,204)	$ 53,886,826	$ (25,662,272)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing of SelectCo and the sub-advisers (together with SelectCo, the Investment Advisers) as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the investment staff of the Investment Advisers, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing SelectCo to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2014.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and making the competitive group more inclusive.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Real Estate Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2014.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the 12-month period ended June 30, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARE-USAN-0315
1.789730.112

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Fidelity Advisor® Biotechnology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Communications Equipment Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Consumer Discretionary Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Electronics Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Energy Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Financial Services Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Health Care Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Industrials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Technology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Utilities Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.06%
Actual		$ 1,000.00	$ 1,335.00	$ 6.24
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.37%
Actual		$ 1,000.00	$ 1,332.80	$ 8.06
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class B	1.85%
Actual		$ 1,000.00	$ 1,329.40	$ 10.86
HypotheticalA		$ 1,000.00	$ 1,015.88	$ 9.40
Class C	1.81%
Actual		$ 1,000.00	$ 1,330.00	$ 10.63
HypotheticalA		$ 1,000.00	$ 1,016.08	$ 9.20
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,336.40	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	11.3	15.3
Celgene Corp.	7.3	6.1
Biogen Idec, Inc.	7.1	3.7
Alexion Pharmaceuticals, Inc.	4.7	3.4
Regeneron Pharmaceuticals, Inc.	4.1	3.3
Vertex Pharmaceuticals, Inc.	4.0	5.5
BioMarin Pharmaceutical, Inc.	2.7	1.9
Amgen, Inc.	2.3	3.4
Zafgen, Inc.	1.9	1.0
Receptos, Inc.	1.9	0.6
	47.3
Top Industries (% of fund's net assets)
As of January 31, 2015
Biotechnology	94.2%
Pharmaceuticals	5.2%
Health Care Equipment & Supplies	0.1%
Life Sciences Tools & Services	0.0%†
Personal Products	0.0%†
All Others*	0.5%

As of July 31, 2014
Biotechnology	94.8%
Pharmaceuticals	5.1%
Life Sciences Tools & Services	0.0%†
Personal Products	0.0%†
Health Care Equipment & Supplies	0.0%†
All Others*	0.1%

* Includes short-term investments and net other assets (liabilities).
† Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BIOTECHNOLOGY - 93.7%
Biotechnology - 93.7%
ACADIA Pharmaceuticals, Inc. (a)(d)	419,186	$ 12,755,830
Acceleron Pharma, Inc. (a)	509,544	20,111,702
Achillion Pharmaceuticals, Inc. (a)(d)	1,230,172	18,268,054
Acorda Therapeutics, Inc. (a)	665,453	27,649,572
Actelion Ltd.	75,331	8,368,288
Adamas Pharmaceuticals, Inc.	291,247	4,901,687
ADMA Biologics, Inc. (a)	50,300	543,240
Aegerion Pharmaceuticals, Inc. (a)(d)	516,697	11,997,704
Agenus, Inc. (a)	9,425	47,408
Agenus, Inc. warrants 1/9/18 (a)	452,000	18,523
Agios Pharmaceuticals, Inc. (a)	19,487	2,258,933
Akebia Therapeutics, Inc. (a)	98,877	1,015,467
Alder Biopharmaceuticals, Inc.	60,509	1,638,584
Aldeyra Therapeutics, Inc. (h)	278,295	3,367,370
Alexion Pharmaceuticals, Inc. (a)	659,824	120,906,150
Alkermes PLC (a)	327,741	23,679,287
Alnylam Pharmaceuticals, Inc. (a)	198,961	18,668,511
AMAG Pharmaceuticals, Inc. (a)	118,935	5,255,738
Amgen, Inc.	387,830	59,050,996
Anacor Pharmaceuticals, Inc. (a)(d)	281,313	10,577,369
Applied Genetic Technologies Corp.	208,796	5,215,724
Ardelyx, Inc.	528,366	14,271,166
ARIAD Pharmaceuticals, Inc. (a)(d)	815,995	5,263,168
Array BioPharma, Inc. (a)	378,104	2,707,225
Arrowhead Research Corp. (a)(d)	209,517	1,322,052
Asterias Biotherapeutics, Inc. (a)(d)	115,938	467,114
Atara Biotherapeutics, Inc.	191,800	4,672,248
Auspex Pharmaceuticals, Inc.	290,317	17,839,980
Avalanche Biotechnologies, Inc. (a)	35,297	1,400,585
Avalanche Biotechnologies, Inc. (e)	89,832	3,564,534
BioCryst Pharmaceuticals, Inc. (a)	168,200	1,712,276
Biogen Idec, Inc. (a)	465,199	181,036,843
BioMarin Pharmaceutical, Inc. (a)	705,538	68,550,072
Bionovo, Inc. warrants 2/2/16 (a)	56,850	1
bluebird bio, Inc. (a)	26,449	2,457,377
Calithera Biosciences, Inc. (d)	353,800	7,037,082
Cara Therapeutics, Inc.	106,388	1,147,927
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	20,784
warrants 5/30/17 (a)	17,900	47,553
Celgene Corp. (a)	1,570,303	187,117,305
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	29
Celladon Corp. (a)	4,066	69,244
Celldex Therapeutics, Inc. (a)(d)	415,302	8,895,769
Cepheid, Inc. (a)	51,400	2,904,614
Cerulean Pharma, Inc.	530,000	4,107,500
Chimerix, Inc. (a)	239,005	9,586,491
Clovis Oncology, Inc. (a)	81,334	5,302,163
Coherus BioSciences, Inc.	74,000	1,660,560
CTI BioPharma Corp. (a)	464,007	1,020,815

	Shares	Value
Cytokinetics, Inc. (a)	67,916	$ 481,524
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	72,066
Dicerna Pharmaceuticals, Inc.	45,606	972,320
Dyax Corp. (a)	1,237,034	18,691,584
Eleven Biotherapeutics, Inc.	123,940	1,437,704
Emergent BioSolutions, Inc. (a)	146,555	4,107,937
Enanta Pharmaceuticals, Inc. (a)	140,822	6,117,308
Epirus Biopharmaceuticals, Inc. (a)	254,100	1,257,795
Epizyme, Inc. (a)(d)	1,033,471	19,780,635
Esperion Therapeutics, Inc. (a)	237,134	10,884,451
Exact Sciences Corp. (a)(d)	364,159	9,908,766
Exelixis, Inc. (a)(d)	263,845	493,390
Fate Therapeutics, Inc. (a)	145,502	742,060
Fibrocell Science, Inc. (a)	279,800	1,158,372
FibroGen, Inc.	59,400	1,754,082
Forward Pharma A/S sponsored ADR (d)	23,100	569,877
Foundation Medicine, Inc. (a)(d)	159,200	7,587,472
Genmab A/S (a)	358,717	24,122,021
Genocea Biosciences, Inc.	97,479	836,370
Genomic Health, Inc. (a)(d)	54,120	1,746,994
Geron Corp. (a)(d)	2,782,517	8,848,404
Gilead Sciences, Inc. (a)	2,767,007	290,065,334
Halozyme Therapeutics, Inc. (a)(d)	484,507	6,918,760
Histogenics Corp. (h)	672,534	5,729,990
Hyperion Therapeutics, Inc. (a)	291,271	7,369,156
Ignyta, Inc. (a)	237,700	1,616,360
Immune Design Corp. (a)	131,100	3,289,299
ImmunoGen, Inc. (a)(d)	184,438	1,407,262
Immunomedics, Inc. (a)(d)	616,759	3,299,661
Incyte Corp. (a)	575,009	45,833,967
Infinity Pharmaceuticals, Inc. (a)	287,434	4,437,981
Insys Therapeutics, Inc. (a)(d)	245,684	11,738,782
Intercept Pharmaceuticals, Inc. (a)(d)	168,060	33,785,102
Intrexon Corp. (a)(d)	182,908	5,251,289
Ironwood Pharmaceuticals, Inc. Class A (a)	670,651	10,448,743
Isis Pharmaceuticals, Inc. (a)(d)	355,594	24,361,745
Juno Therapeutics, Inc.	214,673	8,259,544
Juno Therapeutics, Inc.	66,400	2,838,600
Karyopharm Therapeutics, Inc. (a)(d)	561,974	14,909,170
Keryx Biopharmaceuticals, Inc. (a)(d)	638,024	7,758,372
Kite Pharma, Inc. (d)	212,437	14,265,145
KYTHERA Biopharmaceuticals, Inc. (a)(d)	219,330	8,159,076
La Jolla Pharmaceutical Co. (a)	196,861	4,299,444
Lexicon Pharmaceuticals, Inc. (a)(d)	5,501,792	5,006,631
Ligand Pharmaceuticals, Inc. Class B (a)	96,025	5,465,743
Lion Biotechnologies, Inc. (a)	272,346	2,137,916
Macrogenics, Inc. (a)	461,857	14,603,918
MannKind Corp. (a)(d)	1,151,662	7,313,054
Medivation, Inc. (a)	431,077	46,909,799
MEI Pharma, Inc. (a)	119,900	472,406
Merrimack Pharmaceuticals, Inc. (a)	60,200	567,686
MiMedx Group, Inc. (a)(d)	250,413	2,042,118
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Minerva Neurosciences, Inc.	228,600	$ 1,001,268
Momenta Pharmaceuticals, Inc. (a)	121,037	1,303,568
Myriad Genetics, Inc. (a)(d)	195,057	7,299,033
Neurocrine Biosciences, Inc. (a)	624,728	21,028,344
NewLink Genetics Corp. (a)(d)	252,479	9,238,207
Novavax, Inc. (a)(d)	2,301,331	17,973,395
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	74
OncoMed Pharmaceuticals, Inc. (a)(d)	120,434	2,753,121
Ophthotech Corp. (a)(d)	660,937	37,177,706
Opko Health, Inc. (a)(d)	586,151	7,110,012
Oragenics, Inc. (a)	250,308	195,290
Orexigen Therapeutics, Inc. (a)(d)	1,621,438	8,512,550
Organovo Holdings, Inc. (a)(d)	194,083	1,247,954
Osiris Therapeutics, Inc. (a)(d)	203,971	3,290,052
OvaScience, Inc. (a)(d)	193,445	8,407,120
Paratek Pharmaceuticals, Inc. (a)	100	2,470
Paratek Pharmaceuticals, Inc. (e)	399,100	9,857,770
Pharmacyclics, Inc. (a)(d)	277,679	46,858,331
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Portola Pharmaceuticals, Inc. (a)	418,182	11,888,914
Progenics Pharmaceuticals, Inc. (a)	793,543	4,745,387
ProQR Therapeutics BV (a)	11,500	230,920
ProQR Therapeutics BV	237,916	4,299,618
Proteon Therapeutics, Inc.	137,500	1,450,625
Prothena Corp. PLC (a)	98,834	2,236,613
PTC Therapeutics, Inc. (a)	338,966	18,612,623
Puma Biotechnology, Inc. (a)	216,958	45,795,495
Radius Health, Inc. (a)(d)	589,151	28,391,187
Raptor Pharmaceutical Corp. (a)(d)	460,173	4,159,964
Receptos, Inc. (a)	450,142	49,592,144
Regeneron Pharmaceuticals, Inc. (a)	252,661	105,273,732
Regulus Therapeutics, Inc. (a)(d)	254,763	4,878,711
Repligen Corp. (a)	361,227	8,774,204
Rigel Pharmaceuticals, Inc. (a)	643,465	1,331,973
Sage Therapeutics, Inc. (d)	230,161	9,296,203
Sage Therapeutics, Inc. (e)	25,896	1,045,939
Sangamo Biosciences, Inc. (a)(d)	657,868	8,414,132
Sarepta Therapeutics, Inc. (a)(d)	160,901	1,930,812
Seattle Genetics, Inc. (a)(d)	196,850	6,133,846
Sophiris Bio, Inc. (a)	141,653	67,993
Spark Therapeutics, Inc.	154,856	7,742,800
Spectrum Pharmaceuticals, Inc. (a)	338,247	2,367,729
Stemline Therapeutics, Inc. (a)(d)	348,093	5,388,480
Sunesis Pharmaceuticals, Inc. (a)(d)	830,240	1,959,366
Synageva BioPharma Corp. (a)(d)	226,192	26,061,842
Synergy Pharmaceuticals, Inc. (a)(d)	165,484	481,558
Synta Pharmaceuticals Corp. (a)(d)	471,286	1,121,661
TESARO, Inc. (a)(d)	153,779	6,186,529
TG Therapeutics, Inc. (a)(d)	473,786	6,746,713

	Shares	Value
Threshold Pharmaceuticals, Inc. (a)	26,804	$ 99,711
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	51,457
Tokai Pharmaceuticals, Inc. (d)	91,000	1,115,660
Ultragenyx Pharmaceutical, Inc.	327,960	19,054,476
uniQure B.V.	108,149	2,271,129
United Therapeutics Corp. (a)	142,294	20,081,952
Verastem, Inc. (a)	331,008	2,416,358
Versartis, Inc. (a)(d)	331,876	5,884,161
Vertex Pharmaceuticals, Inc. (a)	916,326	100,924,146
Vical, Inc. (a)	659,862	686,256
Vitae Pharmaceuticals, Inc.	544,397	7,931,864
Vital Therapies, Inc.	260,400	5,140,296
Xencor, Inc. (a)	187,673	2,843,246
Xenon Pharmaceuticals, Inc.	102,215	1,818,405
XOMA Corp. (a)(d)	1,024,434	3,646,985
Zafgen, Inc. (d)	1,306,751	49,669,606
		2,396,111,487
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	14,200	0
Ocular Therapeutix, Inc.	35,071	1,068,964
Zosano Pharma Corp.	172,100	1,908,589
		2,977,553
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Transgenomic, Inc. (a)	13,500	50,490
Transgenomic, Inc. warrants 2/3/17 (a)	81,000	714
		51,204
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	6,666	39,329
PHARMACEUTICALS - 4.9%
Pharmaceuticals - 4.9%
AcelRx Pharmaceuticals, Inc. (a)(d)	52,410	351,147
Achaogen, Inc. (a)	141,215	1,652,216
Adimab LLC unit (f)(g)	225,035	3,199,998
Aradigm Corp. (a)	8,786	65,483
Auris Medical Holding AG (a)	261,667	1,036,201
Dermira, Inc.	336,700	5,673,395
Dermira, Inc.	162,931	2,470,849
Egalet Corp. (d)	329,668	2,884,595
Flex Pharma, Inc.	22,600	333,124
GW Pharmaceuticals PLC ADR (a)	25,500	1,860,735
Horizon Pharma PLC (a)(d)	811,450	13,332,124
Horizon Pharma PLC warrants 9/25/17 (a)	55,250	669,369
Intra-Cellular Therapies, Inc. (a)	225,154	4,372,491
Jazz Pharmaceuticals PLC (a)	196,031	33,195,890
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Nektar Therapeutics (a)	277,332	$ 4,060,140
NeurogesX, Inc. (a)	150,000	540
Pacira Pharmaceuticals, Inc. (a)	152,160	16,334,376
Parnell Pharmaceuticals Holdings Ltd.	123,569	543,704
Relypsa, Inc. (a)(d)	18,527	650,854
Repros Therapeutics, Inc. (a)(d)	721,683	6,206,474
Tetraphase Pharmaceuticals, Inc. (a)	267,931	9,741,971
TherapeuticsMD, Inc. (a)(d)	696,212	2,826,621
Theravance, Inc. (d)	249,076	2,807,087
Zogenix, Inc. (a)(d)	1,284,991	1,734,738
Zogenix, Inc. warrants 7/27/17 (a)	32,985	2,650
ZS Pharma, Inc. (d)	216,586	9,731,209
		125,737,981
TOTAL COMMON STOCKS (Cost $1,731,138,089)		2,524,917,554
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.8%
BIOTECHNOLOGY - 0.5%
Biotechnology - 0.5%
Aduro Biotech, Inc. Series D (g)	480,225	1,298,000
Moderna LLC Series E (g)	54,410	3,355,465
Pronutria Biosciences, Inc. Series C (g)	341,857	3,445,919
Seres Health, Inc. 8.00% (g)	352,270	4,284,730
		12,384,114
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
aTyr Pharma, Inc. 8.00% (a)(g)	282,494	714,427
Global Blood Therapeutics, Inc. Series B (a)(g)	1,814,085	4,535,213
Kolltan Pharmaceuticals, Inc. Series D (g)	1,610,391	1,610,391
Syros Pharmaceuticals, Inc. Series B, 6.00% (g)	163,994	515,942
		7,375,973
TOTAL CONVERTIBLE PREFERRED STOCKS		19,760,087
Nonconvertible Preferred Stocks - 0.0%
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Moderna LLC Series D, 8.00% (a)(g)	26,918	1,660,033
TOTAL PREFERRED STOCKS (Cost $20,334,248)		21,420,120
Money Market Funds - 8.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	24,979,751	$ 24,979,751
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	189,117,680	189,117,680
TOTAL MONEY MARKET FUNDS (Cost $214,097,431)		214,097,431
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $1,965,569,768)		2,760,435,105
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(202,363,990)
NET ASSETS - 100%		$ 2,558,071,115
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,468,243 or 0.6% of net assets.

(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,620,117 or 1.0% of net assets.

(h) Affiliated company
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Adimab LLC unit	9/17/14	$ 3,199,998
Aduro Biotech, Inc. Series D	12/19/14	$ 1,298,000
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 714,427
Global Blood Therapeutics, Inc. Series B	12/22/14	$ 4,535,213
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 1,610,391
Moderna LLC Series D, 8.00%	11/6/13	$ 574,161
Moderna LLC Series E	12/18/14	$ 3,355,465
Pronutria Biosciences, Inc. Series C	1/30/15	$ 3,445,919
Seres Health, Inc. 8.00%	11/24/14	$ 4,284,730
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$ 515,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,294
Fidelity Securities Lending Cash Central Fund	2,027,020
Total	$ 2,034,314
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aldeyra Therapeutics, Inc.	$ 993,513	$ -	$ -	$ -	$ 3,367,370
Histogenics Corp.	-	7,408,337	-	-	5,729,990
Total	$ 993,513	$ 7,408,337	$ -	$ -	$ 9,097,360
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,524,917,554	$ 2,505,804,323	$ 15,913,233	$ 3,199,998
Preferred Stocks	21,420,120	-	-	21,420,120
Money Market Funds	214,097,431	214,097,431	-	-
Total Investments in Securities:	$ 2,760,435,105	$ 2,719,901,754	$ 15,913,233	$ 24,620,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $181,562,173) - See accompanying schedule: Unaffiliated issuers (cost $1,741,844,659)	$ 2,537,240,314
Fidelity Central Funds (cost $214,097,431)	214,097,431
Other affiliated issuers (cost $9,627,678)	9,097,360
Total Investments (cost $1,965,569,768)		$ 2,760,435,105
Cash		94,085
Receivable for investments sold		2,775,603
Receivable for fund shares sold		21,183,472
Distributions receivable from Fidelity Central Funds		368,085
Prepaid expenses		7,000
Other receivables		7,286
Total assets		2,784,870,636

Liabilities
Payable for investments purchased	$ 33,002,843
Payable for fund shares redeemed	2,338,706
Accrued management fee	1,100,328
Distribution and service plan fees payable	716,593
Other affiliated payables	404,671
Other payables and accrued expenses	118,700
Collateral on securities loaned, at value	189,117,680
Total liabilities		226,799,521

Net Assets		$ 2,558,071,115
Net Assets consist of:
Paid in capital		$ 1,726,481,626
Accumulated net investment loss		(15,273,795)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		51,997,794
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		794,865,490
Net Assets		$ 2,558,071,115

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($966,468,621 ÷ 36,782,345 shares)	$ 26.28

Maximum offering price per share (100/94.25 of $26.23)	$ 27.88
Class T: Net Asset Value and redemption price per share ($142,282,219 ÷ 5,652,263 shares)	$ 25.17

Maximum offering price per share (100/96.50 of $25.13)	$ 26.08
Class B: Net Asset Value and offering price per share ($7,477,457 ÷ 321,301 shares)A	$ 23.27

Class C: Net Asset Value and offering price per share ($591,265,520 ÷ 25,356,678 shares)A	$ 23.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($850,577,298 ÷ 30,911,171 shares)	$ 27.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 925,881
Income from Fidelity Central Funds (including $2,027,020 from security lending)		2,034,314
Total income		2,960,195

Expenses
Management fee	$ 5,348,844
Transfer agent fees	1,877,212
Distribution and service plan fees	3,532,304
Accounting and security lending fees	311,239
Custodian fees and expenses	37,799
Independent trustees' compensation	16,484
Registration fees	197,824
Audit	22,381
Legal	9,037
Miscellaneous	8,170
Total expenses before reductions	11,361,294
Expense reductions	(13,352)	11,347,942
Net investment income (loss)		(8,387,747)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	95,106,083
Foreign currency transactions	463
Total net realized gain (loss)		95,106,546
Change in net unrealized appreciation (depreciation) on: Investment securities	463,590,104
Assets and liabilities in foreign currencies	153
Total change in net unrealized appreciation (depreciation)		463,590,257
Net gain (loss)		558,696,803
Net increase (decrease) in net assets resulting from operations		$ 550,309,056

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,387,747)	$ (9,882,130)
Net realized gain (loss)	95,106,546	15,835,693
Change in net unrealized appreciation (depreciation)	463,590,257	126,643,560
Net increase (decrease) in net assets resulting from operations	550,309,056	132,597,123
Distributions to shareholders from net investment income	(69,565)	-
Distributions to shareholders from net realized gain	(51,361,891)	(3,083,051)
Total distributions	(51,431,456)	(3,083,051)
Share transactions - net increase (decrease)	528,636,294	713,552,409
Redemption fees	30,654	133,198
Total increase (decrease) in net assets	1,027,544,548	843,199,679

Net Assets
Beginning of period	1,530,526,567	687,326,888
End of period (including accumulated net investment loss of $15,273,795 and accumulated net investment loss of $6,816,483, respectively)	$ 2,558,071,115	$ 1,530,526,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.19	$ 17.25	$ 11.79	$ 8.81	$ 6.67	$ 6.94
Income from Investment Operations
Net investment income (loss) E	(.09)	(.13)	(.09)	(.07)	(.07) H	(.08) I
Net realized and unrealized gain (loss)	6.78	3.12	6.24	3.05	2.21	(.19)
Total from investment operations	6.69	2.99	6.15	2.98	2.14	(.27)
Distributions from net realized gain	(.60)	(.05)	(.69)	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 26.28	$ 20.19	$ 17.25	$ 11.79	$ 8.81	$ 6.67
Total ReturnB, C, D	33.50%	17.38%	54.94%	33.83%	32.08%	(3.89)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.06%A	1.08%	1.15%	1.27%	1.35%	1.39%
Expenses net of fee waivers, if any	1.06%A	1.08%	1.15%	1.27%	1.35%	1.39%
Expenses net of all reductions	1.06%A	1.08%	1.14%	1.27%	1.34%	1.38%
Net investment income (loss)	(.75)%A	(.68)%	(.63)%	(.73)%	(.91)% H	(1.15)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 966,469	$ 602,625	$ 286,695	$ 68,993	$ 30,639	$ 20,154
Portfolio turnover rateG	37% A	50%	22%	82%	99%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.39	$ 16.63	$ 11.42	$ 8.56	$ 6.50	$ 6.78
Income from Investment Operations
Net investment income (loss) E	(.12)	(.19)	(.12)	(.10)	(.09) H	(.09) I
Net realized and unrealized gain (loss)	6.50	3.00	6.02	2.96	2.15	(.19)
Total from investment operations	6.38	2.81	5.90	2.86	2.06	(.28)
Distributions from net realized gain	(.60)	(.05)	(.69)	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 25.17	$ 19.39	$ 16.63	$ 11.42	$ 8.56	$ 6.50
Total ReturnB, C, D	33.28%	16.95%	54.50%	33.41%	31.69%	(4.13)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.37%A	1.41%	1.46%	1.56%	1.64%	1.69%
Expenses net of fee waivers, if any	1.37%A	1.41%	1.46%	1.56%	1.64%	1.65%
Expenses net of all reductions	1.37%A	1.40%	1.46%	1.56%	1.64%	1.64%
Net investment income (loss)	(1.07)%A	(1.01)%	(.94)%	(1.02)%	(1.21)% H	(1.41)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,282	$ 95,945	$ 67,887	$ 28,154	$ 16,454	$ 11,684
Portfolio turnover rateG	37% A	50%	22%	82%	99%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.34)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.55)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.01	$ 15.52	$ 10.75	$ 8.09	$ 6.17	$ 6.47
Income from Investment Operations
Net investment income (loss) E	(.16)	(.26)	(.17)	(.13)	(.12) H	(.12) I
Net realized and unrealized gain (loss)	6.02	2.80	5.63	2.79	2.04	(.18)
Total from investment operations	5.86	2.54	5.46	2.66	1.92	(.30)
Distributions from net realized gain	(.60)	(.05)	(.69)	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 23.27	$ 18.01	$ 15.52	$ 10.75	$ 8.09	$ 6.17
Total ReturnB, C, D	32.94%	16.42%	53.76%	32.88%	31.12%	(4.64)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.85%A	1.89%	1.94%	2.03%	2.10%	2.14%
Expenses net of fee waivers, if any	1.85%A	1.89%	1.94%	2.03%	2.10%	2.14%
Expenses net of all reductions	1.85%A	1.88%	1.94%	2.02%	2.09%	2.13%
Net investment income (loss)	(1.55)%A	(1.49)%	(1.42)%	(1.49)%	(1.66)% H	(1.90)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,477	$ 6,101	$ 8,136	$ 6,349	$ 5,849	$ 6,297
Portfolio turnover rateG	37% A	50%	22%	82%	99%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.04	$ 15.53	$ 10.76	$ 8.10	$ 6.18	$ 6.47
Income from Investment Operations
Net investment income (loss) E	(.16)	(.25)	(.17)	(.13)	(.12) H	(.12) I
Net realized and unrealized gain (loss)	6.04	2.81	5.63	2.79	2.04	(.17)
Total from investment operations	5.88	2.56	5.46	2.66	1.92	(.29)
Distributions from net realized gain	(.60)	(.05)	(.69)	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 23.32	$ 18.04	$ 15.53	$ 10.76	$ 8.10	$ 6.18
Total ReturnB, C, D	33.00%	16.54%	53.71%	32.84%	31.07%	(4.48)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.81%A	1.83%	1.88%	2.01%	2.10%	2.14%
Expenses net of fee waivers, if any	1.81%A	1.83%	1.88%	2.01%	2.10%	2.14%
Expenses net of all reductions	1.81%A	1.83%	1.87%	2.01%	2.09%	2.13%
Net investment income (loss)	(1.50)%A	(1.43)%	(1.36)%	(1.47)%	(1.66)% H	(1.90)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 591,266	$ 359,967	$ 146,684	$ 31,710	$ 15,787	$ 11,421
Portfolio turnover rateG	37% A	50%	22%	82%	99%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.10	$ 17.97	$ 12.22	$ 9.10	$ 6.87	$ 7.12
Income from Investment Operations
Net investment income (loss) D	(.06)	(.08)	(.05)	(.04)	(.05) G	(.06) H
Net realized and unrealized gain (loss)	7.09	3.26	6.49	3.16	2.28	(.19)
Total from investment operations	7.03	3.18	6.44	3.12	2.23	(.25)
Distributions from net investment income	- J	-	-	-	-	-
Distributions from net realized gain	(.60)	(.05)	(.69)	-	-	-
Total distributions	(.61) K	(.05)	(.69)	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 27.52	$ 21.10	$ 17.97	$ 12.22	$ 9.10	$ 6.87
Total ReturnB, C	33.64%	17.74%	55.39%	34.29%	32.46%	(3.51)%
Ratios to Average Net Assets E, I
Expenses before reductions	.79%A	.81%	.85%	.95%	1.04%	1.07%
Expenses net of fee waivers, if any	.79%A	.81%	.85%	.95%	1.04%	1.07%
Expenses net of all reductions	.79%A	.80%	.84%	.94%	1.03%	1.06%
Net investment income (loss)	(.49)%A	(.41)%	(.32)%	(.40)%	(.60)% G	(.83)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 850,577	$ 465,889	$ 177,926	$ 26,772	$ 5,903	$ 3,008
Portfolio turnover rateF	37% A	50%	22%	82%	99%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.97)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.61 per share is comprised of distributions from net investment income of $.604 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. During the period, the dividend income has been increased $415,705 with a corresponding decrease to unrealized appreciation (depreciation) as a result of a change in the prior period estimate, which had no impact on the total net assets or the total return of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 881,589,325
Gross unrealized depreciation	(93,202,470)
Net unrealized appreciation (depreciation) on securities	$ 788,386,855

Tax cost	$ 1,972,048,250

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $818,445,558 and $360,337,192, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 927,482	$ 17,418
Class T	.25%	.25%	291,402	-
Class B	.75%	.25%	33,592	25,194
Class C	.75%	.25%	2,279,828	1,099,094
			$ 3,532,304	$ 1,141,706

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 653,053
Class T	38,213
Class B*	1,888
Class C*	67,270
$ 760,424

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 718,187.19
Class T	150,902.26
Class B	8,048.24
Class C	442,079.19
Institutional Class	557,996.18
	$ 1,877,212

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $26,355 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,229 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,352 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Institutional Class	$ 69,565	$ -
Total	$ 69,565	$ -
From net realized gain
Class A	$ 19,162,661	$ 1,291,021
Class T	3,137,056	234,772
Class B	191,809	24,488
Class C	13,249,585	722,216
Institutional Class	15,620,780	810,554
Total	$ 51,361,891	$ 3,083,051

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	10,821,266	26,291,422	$ 259,320,079	$ 513,888,215
Reinvestment of distributions	750,773	64,680	17,834,338	1,162,299
Shares redeemed	(4,636,336)	(13,129,582)	(105,417,399)	(254,303,314)
Net increase (decrease)	6,935,703	13,226,520	$ 171,737,018	$ 260,747,200
Class T
Shares sold	1,107,249	2,490,442	$ 25,483,097	$ 47,007,190
Reinvestment of distributions	134,415	13,197	3,058,637	228,306
Shares redeemed	(536,346)	(1,639,876)	(11,876,240)	(30,470,117)
Net increase (decrease)	705,318	863,763	$ 16,665,494	$ 16,765,379
Class B
Shares sold	37,870	92,681	$ 799,199	$ 1,623,597
Reinvestment of distributions	8,590	1,384	180,710	22,292
Shares redeemed	(63,887)	(279,647)	(1,312,401)	(4,810,522)
Net increase (decrease)	(17,427)	(185,582)	$ (332,492)	$ (3,164,633)
Class C
Shares sold	6,566,024	14,509,075	$ 140,481,223	$ 256,484,365
Reinvestment of distributions	528,129	36,658	11,164,209	591,299
Shares redeemed	(1,689,529)	(4,036,055)	(34,628,762)	(69,713,827)
Net increase (decrease)	5,404,624	10,509,678	$ 117,016,670	$ 187,361,837
Institutional Class
Shares sold	12,345,244	21,677,297	$ 307,095,004	$ 442,824,898
Reinvestment of distributions	532,595	35,974	13,257,162	674,146
Shares redeemed	(4,051,025)	(9,529,193)	(96,802,562)	(191,656,418)
Net increase (decrease)	8,826,814	12,184,078	$ 223,549,604	$ 251,842,626

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.40%
Actual		$ 1,000.00	$ 1,004.20	$ 7.07
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,002.20	$ 8.33
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,000.00	$ 10.84
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,000.00	$ 10.84
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,005.40	$ 5.81
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	17.8	17.6
QUALCOMM, Inc.	17.1	14.8
Nokia Corp. sponsored ADR	5.5	5.5
Juniper Networks, Inc.	5.4	4.7
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.8	4.6
Alcatel-Lucent SA sponsored ADR	3.9	3.5
Motorola Solutions, Inc.	2.9	2.3
Riverbed Technology, Inc.	2.8	3.3
F5 Networks, Inc.	2.6	3.3
BlackBerry Ltd.	2.0	2.1
	64.8
Top Industries (% of fund's net assets)
As of January 31, 2015
Communications Equipment	84.3%
Internet Software & Services	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Technology Hardware, Storage & Peripherals	2.6%
Software	2.4%
All Others*	4.1%

As of July 31, 2014
Communications Equipment	73.4%
Technology Hardware, Storage & Peripherals	8.9%
Software	3.6%
Semiconductors & Semiconductor Equipment	2.7%
Internet Software & Services	2.5%
All Others*	8.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 84.3%
Communications Equipment - 84.3%
ADTRAN, Inc.	8,600	$ 190,146
ADVA Optical Networking SE (a)	16,128	53,398
Alcatel-Lucent SA sponsored ADR (a)	159,357	549,782
Arista Networks, Inc.	100	6,312
Aruba Networks, Inc. (a)	11,940	197,965
Ciena Corp. (a)(d)	9,900	183,348
Cisco Systems, Inc.	96,424	2,542,220
CommScope Holding Co., Inc. (a)	9,500	266,998
F5 Networks, Inc. (a)	3,265	364,439
Finisar Corp. (a)	12,600	228,564
InterDigital, Inc.	2,800	139,944
Ixia (a)	14,400	146,016
JDS Uniphase Corp. (a)	16,100	195,615
Juniper Networks, Inc.	34,188	777,093
Motorola Solutions, Inc.	6,647	414,839
NETGEAR, Inc. (a)	2,900	97,933
Nokia Corp. sponsored ADR	103,620	787,512
Plantronics, Inc.	5,300	242,899
Polycom, Inc. (a)	12,299	163,577
Procera Networks, Inc. (a)(d)	2,200	19,316
QUALCOMM, Inc.	39,081	2,440,999
Radware Ltd. (a)	5,600	107,744
Riverbed Technology, Inc. (a)	19,458	400,446
Ruckus Wireless, Inc. (a)	25,800	273,222
ShoreTel, Inc. (a)	10,900	77,172
Sonus Networks, Inc. (a)	8,240	157,219
Spirent Communications PLC	84,600	113,726
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	56,120	680,736
Transmode AB	4,800	41,623
ViaSat, Inc. (a)	2,400	134,928
Wi-Lan, Inc.	15,100	40,522
		12,036,253
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
General Cable Corp.	4,700	53,768
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Components - 0.3%
II-VI, Inc. (a)	2,700	46,413
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Vocera Communications, Inc. (a)	7,200	64,512
INTERNET SOFTWARE & SERVICES - 3.4%
Internet Software & Services - 3.4%
Google, Inc.:
Class A (a)	399	214,482
Class C (a)	409	218,619

	Shares	Value
Rackspace Hosting, Inc. (a)	600	$ 26,976
Web.com Group, Inc. (a)	1,600	24,176
		484,253
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Semiconductors - 3.2%
Altera Corp.	6,800	223,890
GSI Technology, Inc. (a)	7,700	38,962
Semtech Corp. (a)	3,900	99,294
Xilinx, Inc.	2,400	92,580
		454,726
SOFTWARE - 2.4%
Application Software - 0.6%
BroadSoft, Inc. (a)	1,500	40,335
Comverse, Inc. (a)	3,000	51,690
		92,025
Systems Software - 1.8%
Infoblox, Inc. (a)	2,400	44,808
Oracle Corp.	3,100	129,859
Rovi Corp. (a)	3,300	76,263
		250,930
TOTAL SOFTWARE		342,955
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.6%
Technology Hardware, Storage & Peripherals - 2.6%
BlackBerry Ltd. (a)	27,600	280,140
Samsung Electronics Co. Ltd.	70	86,204
		366,344
TOTAL COMMON STOCKS (Cost $11,967,350)		13,849,224
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.13% (b)	449,642	449,642
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	195,200	195,200
TOTAL MONEY MARKET FUNDS (Cost $644,842)		644,842
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $12,612,192)		14,494,066
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(219,306)
NET ASSETS - 100%		$ 14,274,760
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 495
Fidelity Securities Lending Cash Central Fund	986
Total	$ 1,481
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 13,849,224	$ 13,763,020	$ 86,204	$ -
Money Market Funds	644,842	644,842	-	-
Total Investments in Securities:	$ 14,494,066	$ 14,407,862	$ 86,204	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.6%
Finland	5.5%
Sweden	5.1%
France	3.9%
Canada	2.3%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $180,728) - See accompanying schedule: Unaffiliated issuers (cost $11,967,350)	$ 13,849,224
Fidelity Central Funds (cost $644,842)	644,842
Total Investments (cost $12,612,192)		$ 14,494,066
Cash		1,871
Receivable for investments sold		52,666
Receivable for fund shares sold		11,218
Dividends receivable		1,034
Distributions receivable from Fidelity Central Funds		192
Prepaid expenses		67
Receivable from investment adviser for expense reductions		2,107
Other receivables		17
Total assets		14,563,238

Liabilities
Payable for investments purchased	$ 14,108
Payable for fund shares redeemed	36,073
Accrued management fee	6,890
Distribution and service plan fees payable	5,429
Other affiliated payables	3,978
Other payables and accrued expenses	26,800
Collateral on securities loaned, at value	195,200
Total liabilities		288,478

Net Assets		$ 14,274,760
Net Assets consist of:
Paid in capital		$ 12,640,272
Accumulated net investment loss		(26,709)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(220,676)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,881,873
Net Assets		$ 14,274,760

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,677,987 ÷ 391,136 shares)	$ 11.96

Maximum offering price per share (100/94.25 of $11.96)	$ 12.69
Class T: Net Asset Value and redemption price per share ($3,998,479 ÷ 345,495 shares)	$ 11.57

Maximum offering price per share (100/96.50 of $11.57)	$ 11.99
Class B: Net Asset Value and offering price per share ($353,372 ÷ 32,815 shares)A	$ 10.77

Class C: Net Asset Value and offering price per share ($2,684,830 ÷ 249,444 shares)A	$ 10.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,560,092 ÷ 207,171 shares)	$ 12.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 88,308
Income from Fidelity Central Funds		1,481
Total income		89,789

Expenses
Management fee	$ 40,148
Transfer agent fees	21,710
Distribution and service plan fees	31,946
Accounting and security lending fees	2,935
Custodian fees and expenses	2,698
Independent trustees' compensation	133
Registration fees	48,492
Audit	21,964
Legal	113
Miscellaneous	44
Total expenses before reductions	170,183
Expense reductions	(55,392)	114,791
Net investment income (loss)		(25,002)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	513,790
Foreign currency transactions	(488)
Total net realized gain (loss)		513,302
Change in net unrealized appreciation (depreciation) on: Investment securities	(459,943)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(459,946)
Net gain (loss)		53,356
Net increase (decrease) in net assets resulting from operations		$ 28,354

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (25,002)	$ 32,595
Net realized gain (loss)	513,302	685,793
Change in net unrealized appreciation (depreciation)	(459,946)	1,223,850
Net increase (decrease) in net assets resulting from operations	28,354	1,942,238
Distributions to shareholders from net investment income	(25,322)	-
Share transactions - net increase (decrease)	(182,489)	1,539,076
Redemption fees	76	568
Total increase (decrease) in net assets	(179,381)	3,481,882

Net Assets
Beginning of period	14,454,141	10,972,259
End of period (including accumulated net investment loss of $26,709 and undistributed net investment income of $23,615, respectively)	$ 14,274,760	$ 14,454,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.22	$ 7.71	$ 9.73	$ 8.67	$ 7.28
Income from Investment Operations
Net investment income (loss) E	(.01)	.04 H	.02	(.01)	(.06)	(.11)
Net realized and unrealized gain (loss)	.06	1.68	2.50	(1.81)	1.12	1.50
Total from investment operations	.05	1.72	2.52	(1.82)	1.06	1.39
Distributions from net investment income	(.03)	-	(.01)	-	-	-
Distributions from net realized gain	-	-	-	(.20)	-	-
Total distributions	(.03)	-	(.01)	(.20)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.96	$ 11.94	$ 10.22	$ 7.71	$ 9.73	$ 8.67
Total ReturnB, C, D	.42%	16.83%	32.65%	(18.88)%	12.23%	19.09%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15%A	1.96%	2.22%	1.96%	1.64%	1.90%
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39%A	1.39%	1.37%	1.39%	1.39%	1.38%
Net investment income (loss)	(.16)%A	.40% H	.18%	(.16)%	(.60)%	(1.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,678	$ 4,725	$ 3,962	$ 3,568	$ 8,787	$ 4,860
Portfolio turnover rateG	42% A	160%	33%	79%	101%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 9.91	$ 7.49	$ 9.48	$ 8.46	$ 7.13
Income from Investment Operations
Net investment income (loss) E	(.02)	.02 H	(.01)	(.03)	(.09)	(.13)
Net realized and unrealized gain (loss)	.05	1.62	2.43	(1.76)	1.11	1.46
Total from investment operations	.03	1.64	2.42	(1.79)	1.02	1.33
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(.20)	-	-
Total distributions	(.01)	-	-	(.20)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.57	$ 11.55	$ 9.91	$ 7.49	$ 9.48	$ 8.46
Total ReturnB, C, D	.22%	16.55%	32.31%	(19.06)%	12.06%	18.65%
Ratios to Average Net Assets F, I
Expenses before reductions	2.44%A	2.25%	2.52%	2.27%	1.97%	2.20%
Expenses net of fee waivers, if any	1.65%A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%A	1.64%	1.62%	1.64%	1.64%	1.63%
Net investment income (loss)	(.41)%A	.14% H	(.07)%	(.41)%	(.85)%	(1.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,998	$ 3,995	$ 3,342	$ 2,843	$ 4,607	$ 3,273
Portfolio turnover rateG	42% A	160%	33%	79%	101%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 9.28	$ 7.05	$ 8.99	$ 8.06	$ 6.83
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04) H	(.05)	(.07)	(.13)	(.16)
Net realized and unrealized gain (loss)	.05	1.53	2.28	(1.67)	1.06	1.39
Total from investment operations	-	1.49	2.23	(1.74)	.93	1.23
Distributions from net realized gain	-	-	-	(.20)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.77	$ 10.77	$ 9.28	$ 7.05	$ 8.99	$ 8.06
Total ReturnB, C, D	0.00%	16.06%	31.63%	(19.56)%	11.54%	18.01%
Ratios to Average Net Assets F, I
Expenses before reductions	2.92%A	2.74%	3.00%	2.71%	2.47%	2.68%
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14%A	2.14%	2.13%	2.13%	2.14%	2.13%
Net investment income (loss)	(.91)%A	(.36)% H	(.57)%	(.91)%	(1.35)%	(2.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 399	$ 480	$ 570	$ 1,316	$ 1,408
Portfolio turnover rateG	42% A	160%	33%	79%	101%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 9.28	$ 7.05	$ 8.98	$ 8.06	$ 6.82
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04) H	(.05)	(.07)	(.13)	(.16)
Net realized and unrealized gain (loss)	.05	1.52	2.28	(1.66)	1.05	1.40
Total from investment operations	-	1.48	2.23	(1.73)	.92	1.24
Distributions from net realized gain	-	-	-	(.20)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.76	$ 10.76	$ 9.28	$ 7.05	$ 8.98	$ 8.06
Total ReturnB, C, D	0.00%	15.95%	31.63%	(19.47)%	11.41%	18.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.91%A	2.73%	2.98%	2.71%	2.40%	2.67%
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14%A	2.14%	2.12%	2.14%	2.14%	2.13%
Net investment income (loss)	(.91)%A	(.35)% H	(.57)%	(.91)%	(1.35)%	(2.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,685	$ 2,744	$ 2,334	$ 2,142	$ 5,866	$ 3,029
Portfolio turnover rateG	42% A	160%	33%	79%	101%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 10.55	$ 7.95	$ 10.00	$ 8.88	$ 7.45
Income from Investment Operations
Net investment income (loss) D	.01	.08 G	.04	.01	(.04)	(.09)
Net realized and unrealized gain (loss)	.06	1.72	2.58	(1.86)	1.16	1.52
Total from investment operations	.07	1.80	2.62	(1.85)	1.12	1.43
Distributions from net investment income	(.06)	-	(.02)	-	-	-
Distributions from net realized gain	-	-	-	(.20)	-	-
Total distributions	(.06)	-	(.02)	(.20)	-	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.36	$ 12.35	$ 10.55	$ 7.95	$ 10.00	$ 8.88
Total ReturnB, C	.54%	17.06%	32.92%	(18.66)%	12.61%	19.19%
Ratios to Average Net Assets E, H
Expenses before reductions	1.79%A	1.45%	1.93%	1.66%	1.22%	1.54%
Expenses net of fee waivers, if any	1.15%A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14%A	1.14%	1.12%	1.13%	1.14%	1.13%
Net investment income (loss)	.10%A	.65% G	.43%	.10%	(.35)%	(1.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,560	$ 2,592	$ 855	$ 721	$ 2,855	$ 1,717
Portfolio turnover rateF	42% A	160%	33%	79%	101%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .39%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,272,207
Gross unrealized depreciation	(506,714)
Net unrealized appreciation (depreciation) on securities	$ 1,765,493

Tax cost	$ 12,728,573

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (575,460)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,453,656 and $2,942,337, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,946	$ 210
Class T	.25%	.25%	10,380	-
Class B	.75%	.25%	1,927	1,445
Class C	.75%	.25%	13,693	1,430
			$ 31,946	$ 3,085

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,966
Class T	689
Class B*	40
Class C*	179
$ 2,874

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 7,346.31
Class T	7,030.34
Class B	599.31
Class C	4,256.31
Institutional Class	2,479.19
	$ 21,710

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $222 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $986.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 17,823
Class T	1.65%	16,350
Class B	2.15%	1,479
Class C	2.15%	10,426
Institutional Class	1.15%	8,248
		$ 54,326

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,063 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 11,846	$ -
Class T	1,754	-
Institutional Class	11,722	-
Total	$ 25,322	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	52,859	118,184	$ 655,663	$ 1,378,044
Reinvestment of distributions	914	-	11,238	-
Shares redeemed	(58,288)	(110,145)	(706,938)	(1,218,133)
Net increase (decrease)	(4,515)	8,039	$ (40,037)	$ 159,911
Class T
Shares sold	26,028	51,248	$ 307,291	$ 564,493
Reinvestment of distributions	146	-	1,738	-
Shares redeemed	(26,674)	(42,610)	(316,476)	(470,057)
Net increase (decrease)	(500)	8,638	$ (7,447)	$ 94,436
Class B
Shares sold	-	64	$ -	$ 624
Shares redeemed	(4,203)	(14,700)	(45,127)	(144,244)
Net increase (decrease)	(4,203)	(14,636)	$ (45,127)	$ (143,620)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class C
Shares sold	21,203	74,081	$ 235,520	$ 769,830
Shares redeemed	(26,777)	(70,636)	(294,101)	(715,373)
Net increase (decrease)	(5,574)	3,445	$ (58,581)	$ 54,457
Institutional Class
Shares sold	12,678	1,448,765	$ 157,973	$ 17,115,064
Reinvestment of distributions	868	-	11,030	-
Shares redeemed	(16,251)	(1,319,932)	(200,300)	(15,741,172)
Net increase (decrease)	(2,705)	128,833	$ (31,297)	$ 1,373,892

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.20%
Actual		$ 1,000.00	$ 1,088.40	$ 6.32
HypotheticalA		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.50%
Actual		$ 1,000.00	$ 1,087.40	$ 7.89
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.04%
Actual		$ 1,000.00	$ 1,084.90	$ 10.72
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.36
Class C	1.97%
Actual		$ 1,000.00	$ 1,085.10	$ 10.35
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Institutional Class	.92%
Actual		$ 1,000.00	$ 1,090.50	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	7.6	6.6
Comcast Corp. Class A	5.8	2.8
Home Depot, Inc.	5.5	5.5
L Brands, Inc.	4.1	2.7
Starbucks Corp.	3.9	2.9
NIKE, Inc. Class B	3.3	3.2
Priceline Group, Inc.	2.9	3.8
Wyndham Worldwide Corp.	2.8	2.5
Naspers Ltd. Class N	2.3	0.0
TJX Companies, Inc.	2.2	3.5
	40.4
Top Industries (% of fund's net assets)
As of January 31, 2015
Media	22.5%
Hotels, Restaurants & Leisure	21.1%
Specialty Retail	19.9%
Textiles, Apparel & Luxury Goods	11.7%
Internet & Catalog Retail	5.1%
All Others*	19.7%

As of July 31, 2014
Media	33.0%
Specialty Retail	19.1%
Hotels, Restaurants & Leisure	14.8%
Textiles, Apparel & Luxury Goods	11.1%
Internet & Catalog Retail	5.6%
All Others*	16.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
AUTO COMPONENTS - 3.1%
Auto Parts & Equipment - 3.1%
Delphi Automotive PLC	41,284	$ 2,837,449
Tenneco, Inc. (a)	29,500	1,516,890
		4,354,339
AUTOMOBILES - 2.6%
Automobile Manufacturers - 1.1%
Tata Motors Ltd. (a)	93,448	880,059
Tesla Motors, Inc. (a)	3,600	732,960
		1,613,019
Motorcycle Manufacturers - 1.5%
Harley-Davidson, Inc.	34,700	2,140,990
TOTAL AUTOMOBILES		3,754,009
BEVERAGES - 2.0%
Distillers & Vintners - 0.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	12,124	1,339,096
Soft Drinks - 1.1%
Monster Beverage Corp. (a)	13,300	1,555,435
TOTAL BEVERAGES		2,894,531
FOOD & STAPLES RETAILING - 0.7%
Food Retail - 0.7%
Sprouts Farmers Market LLC (a)	25,700	935,737
FOOD PRODUCTS - 1.7%
Packaged Foods & Meats - 1.7%
Associated British Foods PLC	21,800	1,018,875
Keurig Green Mountain, Inc.	11,820	1,448,659
		2,467,534
HOTELS, RESTAURANTS & LEISURE - 21.1%
Casinos & Gaming - 3.1%
Las Vegas Sands Corp.	44,840	2,437,951
Wynn Resorts Ltd.	12,980	1,920,391
		4,358,342
Hotels, Resorts & Cruise Lines - 5.9%
China Lodging Group Ltd. ADR (a)	18,950	411,215
Hilton Worldwide Holdings, Inc. (a)	73,400	1,906,198
Marriott International, Inc. Class A	27,230	2,028,635
Wyndham Worldwide Corp.	47,786	4,003,989
		8,350,037
Leisure Facilities - 1.1%
Vail Resorts, Inc.	17,320	1,520,003
Restaurants - 11.0%
Buffalo Wild Wings, Inc. (a)	7,700	1,373,064
DineEquity, Inc.	12,900	1,377,075
Domino's Pizza, Inc.	13,889	1,375,705
Fiesta Restaurant Group, Inc. (a)	28,400	1,677,588
Jubilant Foodworks Ltd. (a)	32,997	737,661

	Shares	Value
Papa John's International, Inc.	2,332	$ 147,989
Ruth's Hospitality Group, Inc.	117,600	1,707,552
Starbucks Corp.	63,400	5,549,402
Texas Roadhouse, Inc. Class A	50,041	1,680,877
		15,626,913
TOTAL HOTELS, RESTAURANTS & LEISURE		29,855,295
HOUSEHOLD DURABLES - 2.0%
Homebuilding - 2.0%
D.R. Horton, Inc.	38,900	953,828
Lennar Corp. Class A	21,200	952,092
PulteGroup, Inc.	42,900	883,311
		2,789,231
INTERNET & CATALOG RETAIL - 5.1%
Internet Retail - 5.1%
Amazon.com, Inc. (a)	5,660	2,006,640
Ocado Group PLC (a)(d)	191,200	1,183,620
Priceline Group, Inc. (a)	4,046	4,084,356
		7,274,616
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Alibaba Group Holding Ltd. sponsored ADR	6,400	570,112
HomeAway, Inc. (a)	24,400	621,956
		1,192,068
LEISURE PRODUCTS - 2.3%
Leisure Products - 2.3%
Brunswick Corp.	30,900	1,677,252
Polaris Industries, Inc.	10,900	1,576,031
		3,253,283
MEDIA - 22.5%
Advertising - 0.1%
MDC Partners, Inc. Class A (sub. vtg.)	4,300	102,770
Broadcasting - 2.2%
ITV PLC	933,729	3,094,042
Cable & Satellite - 10.0%
Comcast Corp. Class A	154,900	8,232,161
DIRECTV (a)	23,352	1,991,459
Naspers Ltd. Class N	22,740	3,280,516
Time Warner Cable, Inc.	5,320	724,212
		14,228,348
Movies & Entertainment - 9.9%
CTS Eventim AG	14,870	426,799
The Walt Disney Co.	118,606	10,788,402
Time Warner, Inc.	27,600	2,150,868
Twenty-First Century Fox, Inc. Class A	18,933	627,818
		13,993,887
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Publishing - 0.3%
Rightmove PLC	11,900	$ 416,907
TOTAL MEDIA		31,835,954
MULTILINE RETAIL - 0.5%
General Merchandise Stores - 0.5%
B&M European Value Retail S.A.	132,912	632,106
Don Quijote Holdings Co. Ltd.	1,700	123,773
		755,879
PERSONAL PRODUCTS - 0.7%
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	13,720	968,495
SPECIALTY RETAIL - 19.9%
Apparel Retail - 8.1%
L Brands, Inc.	68,100	5,763,303
Ross Stores, Inc.	25,260	2,316,595
TJX Companies, Inc.	48,208	3,178,836
United Arrows Ltd.	10,600	301,286
		11,560,020
Automotive Retail - 3.9%
AutoZone, Inc. (a)	4,500	2,686,320
O'Reilly Automotive, Inc. (a)	15,100	2,829,136
		5,515,456
Home Improvement Retail - 5.9%
Home Depot, Inc.	74,560	7,785,555
Lumber Liquidators Holdings, Inc. (a)(d)	8,500	536,775
		8,322,330
Specialty Stores - 2.0%
Tiffany & Co., Inc.	22,155	1,919,509
World Duty Free SpA (a)(d)	87,693	968,139
		2,887,648
TOTAL SPECIALTY RETAIL		28,285,454
TEXTILES, APPAREL & LUXURY GOODS - 11.7%
Apparel, Accessories & Luxury Goods - 8.4%
Compagnie Financiere Richemont SA Series A	7,733	642,443

	Shares	Value
G-III Apparel Group Ltd. (a)	23,540	$ 2,288,088
Kate Spade & Co. (a)	56,500	1,781,445
lululemon athletica, Inc. (a)	2,800	185,472
PVH Corp.	28,623	3,155,972
Ralph Lauren Corp.	8,945	1,492,831
VF Corp.	32,904	2,282,550
		11,828,801
Footwear - 3.3%
NIKE, Inc. Class B	51,317	4,733,993
TOTAL TEXTILES, APPAREL & LUXURY GOODS		16,562,794
TOTAL COMMON STOCKS (Cost $121,603,237)		137,179,219
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.13% (b)	4,692,926	4,692,926
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,658,252	1,658,252
TOTAL MONEY MARKET FUNDS (Cost $6,351,178)		6,351,178
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $127,954,415)		143,530,397
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,769,284)
NET ASSETS - 100%		$ 141,761,113
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,590
Fidelity Securities Lending Cash Central Fund	2,034
Total	$ 3,624
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 137,179,219	$ 131,213,481	$ 5,965,738	$ -
Money Market Funds	6,351,178	6,351,178	-	-
Total Investments in Securities:	$ 143,530,397	$ 137,564,659	$ 5,965,738	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.6%
United Kingdom	4.4%
South Africa	2.3%
Bailiwick of Jersey	2.0%
India	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,585,759) - See accompanying schedule: Unaffiliated issuers (cost $121,603,237)	$ 137,179,219
Fidelity Central Funds (cost $6,351,178)	6,351,178
Total Investments (cost $127,954,415)		$ 143,530,397
Receivable for investments sold		4,999
Receivable for fund shares sold		1,645,872
Dividends receivable		14,711
Distributions receivable from Fidelity Central Funds		1,038
Prepaid expenses		577
Other receivables		3,195
Total assets		145,200,789

Liabilities
Payable for investments purchased	$ 1,284,171
Payable for fund shares redeemed	301,595
Accrued management fee	60,653
Distribution and service plan fees payable	42,047
Other affiliated payables	26,331
Other payables and accrued expenses	66,627
Collateral on securities loaned, at value	1,658,252
Total liabilities		3,439,676

Net Assets		$ 141,761,113
Net Assets consist of:
Paid in capital		$ 123,872,208
Accumulated net investment loss		(54,730)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,401,493
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,542,142
Net Assets		$ 141,761,113

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,232,579 ÷ 3,458,242 shares)	$ 19.15

Maximum offering price per share (100/94.25 of $19.15)	$ 20.32
Class T: Net Asset Value and redemption price per share ($20,725,637 ÷ 1,146,946 shares)	$ 18.07

Maximum offering price per share (100/96.50 of $18.07)	$ 18.73
Class B: Net Asset Value and offering price per share ($1,388,014 ÷ 87,104 shares)A	$ 15.94

Class C: Net Asset Value and offering price per share ($24,464,688 ÷ 1,534,299 shares)A	$ 15.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,950,195 ÷ 1,411,733 shares)	$ 20.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 742,120
Income from Fidelity Central Funds		3,624
Total income		745,744

Expenses
Management fee	$ 327,400
Transfer agent fees	133,111
Distribution and service plan fees	234,616
Accounting and security lending fees	23,379
Custodian fees and expenses	13,316
Independent trustees' compensation	1,096
Registration fees	48,474
Audit	22,759
Legal	684
Miscellaneous	624
Total expenses before reductions	805,459
Expense reductions	(4,985)	800,474
Net investment income (loss)		(54,730)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $64)	4,253,107
Foreign currency transactions	(4,828)
Total net realized gain (loss)		4,248,279
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $33,768)	5,167,502
Assets and liabilities in foreign currencies	(907)
Total change in net unrealized appreciation (depreciation)		5,166,595
Net gain (loss)		9,414,874
Net increase (decrease) in net assets resulting from operations		$ 9,360,144

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (54,730)	$ (430,703)
Net realized gain (loss)	4,248,279	17,599,668
Change in net unrealized appreciation (depreciation)	5,166,595	(7,703,576)
Net increase (decrease) in net assets resulting from operations	9,360,144	9,465,389
Distributions to shareholders from net realized gain	(13,923,456)	(8,442,076)
Share transactions - net increase (decrease)	24,193,313	27,584,653
Redemption fees	5,699	3,923
Total increase (decrease) in net assets	19,635,700	28,611,889

Net Assets
Beginning of period	122,125,413	93,513,524
End of period (including accumulated net investment loss of $54,730 and $0, respectively)	$ 141,761,113	$ 122,125,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.75	$ 19.59	$ 16.22	$ 16.00	$ 12.75	$ 10.26
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.02)	.01	(.02)	(.02)
Net realized and unrealized gain (loss)	1.67	1.75	5.04	1.07	3.27	2.51
Total from investment operations	1.68	1.71	5.02	1.08	3.25	2.49
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	(2.28)	(1.55)	(1.65)	(.83)	-	-
Total distributions	(2.28)	(1.55)	(1.65)	(.86)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.15	$ 19.75	$ 19.59	$ 16.22	$ 16.00	$ 12.75
Total ReturnB, C, D	8.84%	9.28%	33.65%	7.96%	25.49%	24.27%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20%A	1.20%	1.31%	1.38%	1.39%	1.44%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.31%	1.38%	1.39%	1.40%
Expenses net of all reductions	1.20%A	1.19%	1.29%	1.37%	1.38%	1.39%
Net investment income (loss)	.06%A	(.21)%	(.10)%	.04%	(.15)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,233	$ 59,089	$ 45,292	$ 26,547	$ 23,447	$ 19,423
Portfolio turnover rateG	93%A	171%	146%	217%	179%	163%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.75	$ 18.68	$ 15.57	$ 15.43	$ 12.32	$ 9.94
Income from Investment Operations
Net investment income (loss) E	(.02)	(.10)	(.06)	(.03)	(.06)	(.05)
Net realized and unrealized gain (loss)	1.59	1.67	4.81	1.02	3.17	2.43
Total from investment operations	1.57	1.57	4.75	.99	3.11	2.38
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	(2.25)	(1.50)	(1.64)	(.83)	-	-
Total distributions	(2.25)	(1.50)	(1.64)	(.85)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 18.07	$ 18.75	$ 18.68	$ 15.57	$ 15.43	$ 12.32
Total ReturnB, C, D	8.74%	8.94%	33.25%	7.62%	25.24%	23.94%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50%A	1.50%	1.60%	1.64%	1.66%	1.71%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.60%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.49%A	1.49%	1.58%	1.63%	1.64%	1.64%
Net investment income (loss)	(.24)%A	(.51)%	(.39)%	(.23)%	(.40)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,726	$ 18,779	$ 15,613	$ 10,447	$ 9,897	$ 8,018
Portfolio turnover rateG	93%A	171%	146%	217%	179%	163%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.76	$ 16.85	$ 14.23	$ 14.23	$ 11.42	$ 9.26
Income from Investment Operations
Net investment income (loss) E	(.06)	(.17)	(.13)	(.10)	(.12)	(.10)
Net realized and unrealized gain (loss)	1.42	1.49	4.36	.93	2.93	2.26
Total from investment operations	1.36	1.32	4.23	.83	2.81	2.16
Distributions from net realized gain	(2.18)	(1.41)	(1.61)	(.83)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.94	$ 16.76	$ 16.85	$ 14.23	$ 14.23	$ 11.42
Total ReturnB, C, D	8.49%	8.36%	32.61%	7.11%	24.61%	23.33%
Ratios to Average Net Assets F, H
Expenses before reductions	2.04%A	2.01%	2.09%	2.13%	2.15%	2.21%
Expenses net of fee waivers, if any	2.04%A	2.01%	2.09%	2.13%	2.15%	2.15%
Expenses net of all reductions	2.03%A	2.01%	2.07%	2.12%	2.13%	2.14%
Net investment income (loss)	(.78)%A	(1.02)%	(.88)%	(.72)%	(.90)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,388	$ 1,824	$ 2,389	$ 2,577	$ 3,170	$ 3,643
Portfolio turnover rateG	93%A	171%	146%	217%	179%	163%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.79	$ 16.90	$ 14.27	$ 14.26	$ 11.44	$ 9.27
Income from Investment Operations
Net investment income (loss) E	(.06)	(.16)	(.12)	(.09)	(.12)	(.10)
Net realized and unrealized gain (loss)	1.43	1.49	4.37	.93	2.94	2.27
Total from investment operations	1.37	1.33	4.25	.84	2.82	2.17
Distributions from net realized gain	(2.21)	(1.44)	(1.62)	(.83)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.95	$ 16.79	$ 16.90	$ 14.27	$ 14.26	$ 11.44
Total ReturnB, C, D	8.51%	8.44%	32.68%	7.17%	24.65%	23.41%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97%A	1.97%	2.04%	2.09%	2.11%	2.12%
Expenses net of fee waivers, if any	1.97%A	1.97%	2.04%	2.09%	2.11%	2.12%
Expenses net of all reductions	1.96%A	1.96%	2.02%	2.08%	2.09%	2.11%
Net investment income (loss)	(.71)%A	(.97)%	(.83)%	(.68)%	(.86)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,465	$ 20,726	$ 17,176	$ 13,507	$ 7,341	$ 9,288
Portfolio turnover rateG	93%A	171%	146%	217%	179%	163%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.00	$ 20.72	$ 17.04	$ 16.72	$ 13.27	$ 10.66
Income from Investment Operations
Net investment income (loss) D	.04	.02	.04	.07	.03	.02
Net realized and unrealized gain (loss)	1.79	1.85	5.32	1.13	3.42	2.60
Total from investment operations	1.83	1.87	5.36	1.20	3.45	2.62
Distributions from net investment income	-	-	-	(.05)	-	(.01)
Distributions from net realized gain	(2.32)	(1.59)	(1.68)	(.83)	-	-
Total distributions	(2.32)	(1.59)	(1.68)	(.88)	-	(.01)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 20.51	$ 21.00	$ 20.72	$ 17.04	$ 16.72	$ 13.27
Total ReturnB, C	9.05%	9.61%	34.06%	8.33%	26.00%	24.62%
Ratios to Average Net Assets E, G
Expenses before reductions	.92%A	.91%	.97%	1.00%	1.03%	1.09%
Expenses net of fee waivers, if any	.92%A	.91%	.97%	1.00%	1.03%	1.09%
Expenses net of all reductions	.91%A	.91%	.96%	.99%	1.01%	1.08%
Net investment income (loss)	.35%A	.08%	.24%	.41%	.22%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,950	$ 21,708	$ 13,044	$ 9,984	$ 9,406	$ 9,013
Portfolio turnover rateF	93%A	171%	146%	217%	179%	163%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,473,386
Gross unrealized depreciation	(4,218,094)
Net unrealized appreciation (depreciation) on securities	$ 15,255,292

Tax cost	$ 128,275,105

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $64,514,636 and $55,592,523, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 69,939	$ 1,373
Class T	.25%	.25%	49,030	-
Class B	.75%	.25%	8,051	6,038
Class C	.75%	.25%	107,596	22,467
			$ 234,616	$ 29,878

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,435
Class T	2,371
Class B*	1,032
Class C*	2,450
$ 39,288

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 61,205.22
Class T	26,176.27
Class B	2,427.30
Class C	24,935.23
Institutional Class	18,368.18
	$ 133,111

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,227 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $81 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,034.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,985 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net realized gain
Class A	$ 6,488,273	$ 4,039,405
Class T	2,268,637	1,360,265
Class B	224,707	196,098
Class C	2,737,034	1,615,723
Institutional Class	2,204,805	1,230,585
Total	$ 13,923,456	$ 8,442,076

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	1,163,190	1,790,947	$ 22,340,131	$ 35,353,582
Reinvestment of distributions	314,662	185,416	5,921,151	3,485,073
Shares redeemed	(1,011,988)	(1,296,503)	(18,977,442)	(25,801,801)
Net increase (decrease)	465,864	679,860	$ 9,283,840	$ 13,036,854
Class T
Shares sold	124,624	282,329	$ 2,265,404	$ 5,295,701
Reinvestment of distributions	122,984	73,668	2,187,662	1,316,540
Shares redeemed	(101,966)	(190,454)	(1,835,001)	(3,590,224)
Net increase (decrease)	145,642	165,543	$ 2,618,065	$ 3,022,017
Class B
Shares sold	1,159	14,978	$ 18,503	$ 248,602
Reinvestment of distributions	10,956	9,369	172,497	150,012
Shares redeemed	(33,811)	(57,312)	(537,045)	(968,609)
Net increase (decrease)	(21,696)	(32,965)	$ (346,045)	$ (569,995)
Class C
Shares sold	356,518	472,482	$ 5,712,660	$ 7,968,901
Reinvestment of distributions	157,518	89,038	2,481,906	1,432,315
Shares redeemed	(213,958)	(343,513)	(3,393,677)	(5,820,370)
Net increase (decrease)	300,078	218,007	$ 4,800,889	$ 3,580,846
Institutional Class
Shares sold	710,119	777,526	$ 14,646,045	$ 16,341,397
Reinvestment of distributions	93,807	51,438	1,886,667	1,028,758
Shares redeemed	(425,942)	(424,690)	(8,696,148)	(8,855,224)
Net increase (decrease)	377,984	404,274	$ 7,836,564	$ 8,514,931

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.40%
Actual		$ 1,000.00	$ 1,119.40	$ 7.48
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,118.20	$ 8.81
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,115.50	$ 11.46
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,115.50	$ 11.46
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,121.50	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Broadcom Corp. Class A	8.1	7.8
Intel Corp.	7.6	16.9
QUALCOMM, Inc.	5.5	2.9
Texas Instruments, Inc.	4.9	6.7
Samsung Electronics Co. Ltd.	4.8	4.1
Marvell Technology Group Ltd.	4.2	2.0
Maxim Integrated Products, Inc.	4.1	1.9
Micron Technology, Inc.	3.8	4.8
Altera Corp.	3.4	5.3
Microchip Technology, Inc.	3.3	0.0
	49.7
Top Industries (% of fund's net assets)
As of January 31, 2015
Semiconductors & Semiconductor Equipment	75.9%
Communications Equipment	6.5%
Electronic Equipment & Components	6.2%
Technology Hardware, Storage & Peripherals	4.8%
Internet Software & Services	3.5%
All Others*	3.1%

As of July 31, 2014
Semiconductors & Semiconductor Equipment	82.4%
Communications Equipment	4.5%
Electronic Equipment & Components	3.7%
Internet Software & Services	1.9%
Software	1.3%
All Others*	6.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Electronics Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	$ 0
COMMUNICATIONS EQUIPMENT - 6.5%
Communications Equipment - 6.5%
Aruba Networks, Inc. (a)	24,700	409,527
Ciena Corp. (a)	16,400	303,728
Finisar Corp. (a)	19,700	357,358
QUALCOMM, Inc.	94,626	5,910,340
		6,980,953
ELECTRONIC EQUIPMENT & COMPONENTS - 5.9%
Electronic Components - 0.1%
Corning, Inc.	1,057	25,125
Vishay Intertechnology, Inc.	7,800	106,236
		131,361
Electronic Manufacturing Services - 4.6%
Jabil Circuit, Inc.	89,876	1,852,344
Neonode, Inc. (a)(d)	25,800	66,822
Plexus Corp. (a)	23,800	901,782
TTM Technologies, Inc. (a)	272,992	1,897,294
Viasystems Group, Inc. (a)	8,411	134,660
		4,852,902
Technology Distributors - 1.2%
Avnet, Inc.	22,200	923,964
Ingram Micro, Inc. Class A (a)	14,400	362,592
		1,286,556
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		6,270,819
INTERNET SOFTWARE & SERVICES - 3.5%
Internet Software & Services - 3.5%
Cornerstone OnDemand, Inc. (a)	6,338	208,837
Google, Inc.:
Class A (a)	6,390	3,434,945
Class C (a)	5	2,673
Web.com Group, Inc. (a)	7,650	115,592
		3,762,047
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
EVERTEC, Inc.	23,600	473,416
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 75.6%
Semiconductor Equipment - 5.4%
Advanced Energy Industries, Inc. (a)	15,988	383,712
Amkor Technology, Inc. (a)	88,700	563,245
Entegris, Inc. (a)	62,700	815,100
KLA-Tencor Corp.	8,400	516,348
Lam Research Corp.	36,781	2,811,540
PDF Solutions, Inc. (a)	12,253	203,645

	Shares	Value
Ultratech, Inc. (a)	25,700	$ 409,658
Xcerra Corp. (a)	5,400	41,472
		5,744,720
Semiconductors - 70.2%
Advanced Micro Devices, Inc. (a)(d)	173,900	446,923
Altera Corp.	110,849	3,649,703
Analog Devices, Inc.	42,826	2,231,449
Applied Micro Circuits Corp. (a)	10,038	52,700
Atmel Corp.	299,479	2,494,660
Audience, Inc. (a)	31,525	127,361
Avago Technologies Ltd.	2,500	257,200
Broadcom Corp. Class A	204,801	8,690,727
Cirrus Logic, Inc. (a)	45,300	1,200,450
Cree, Inc. (a)(d)	25,980	918,653
Cypress Semiconductor Corp. (d)	94,546	1,392,663
Exar Corp. (a)	22,200	200,244
EZchip Semiconductor Ltd. (a)	13,000	247,650
Fairchild Semiconductor International, Inc. (a)	14,977	229,897
Freescale Semiconductor, Inc. (a)(d)	78,314	2,513,096
Himax Technologies, Inc. sponsored ADR	35,400	303,732
Hua Hong Semiconductor Ltd. (a)	119,000	138,371
Infineon Technologies AG	52,300	589,631
Inphi Corp. (a)	20,486	401,526
Integrated Silicon Solution, Inc.	8,600	138,288
Intel Corp.	245,578	8,113,897
Intersil Corp. Class A	212,037	3,034,249
MagnaChip Semiconductor Corp. (a)	38,036	546,958
Marvell Technology Group Ltd.	289,900	4,490,551
Maxim Integrated Products, Inc.	133,922	4,431,479
MaxLinear, Inc. Class A (a)	90,258	726,577
MediaTek, Inc.	13,000	196,245
Micrel, Inc.	26,600	374,262
Microchip Technology, Inc. (d)	77,200	3,481,720
Micron Technology, Inc. (a)	139,112	4,071,113
Motech Industries, Inc.	1	1
NVIDIA Corp.	61,123	1,173,867
NXP Semiconductors NV (a)	16,179	1,283,642
O2Micro International Ltd. sponsored ADR (a)	61,401	144,906
Omnivision Technologies, Inc. (a)	26,900	727,376
ON Semiconductor Corp. (a)	282,999	2,832,820
PMC-Sierra, Inc. (a)	180,947	1,599,571
Semiconductor Manufacturing International Corp. (a)	2,064,000	178,905
Semtech Corp. (a)	82,219	2,093,296
Silicon Laboratories, Inc. (a)	7,500	328,200
Skyworks Solutions, Inc.	26	2,159
STMicroelectronics NV (NY Shares) unit	19,600	162,680
SunEdison Semiconductor Ltd.	14,800	289,488
Texas Instruments, Inc.	98,518	5,265,787
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Trident Microsystems, Inc. (a)	19	$ 0
Xilinx, Inc.	83,336	3,214,686
		74,989,359
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		80,734,079
SOFTWARE - 0.7%
Application Software - 0.5%
Comverse, Inc. (a)	10,224	176,160
Nuance Communications, Inc. (a)	24,500	336,753
		512,913
Systems Software - 0.2%
CommVault Systems, Inc. (a)	5,600	244,048
Infoblox, Inc. (a)	1	19
		244,067
TOTAL SOFTWARE		756,980
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.8%
Technology Hardware, Storage & Peripherals - 4.8%
BlackBerry Ltd. (a)	100	1,015
Samsung Electronics Co. Ltd.	4,159	5,121,764
		5,122,779
TOTAL COMMON STOCKS (Cost $101,995,544)		104,101,073
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.3%
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Components - 0.3%
InvenSense, Inc. 1.75% 11/1/18	$ 320,000	305,200

	Principal Amount	Value
Nonconvertible Bonds - 0.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
Advanced Micro Devices, Inc.:
7% 7/1/24	$ 215,000	$ 187,588
7.75% 8/1/20	165,000	157,163
		344,751
TOTAL CORPORATE BONDS (Cost $623,641)		649,951
Money Market Funds - 11.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	4,715,177	4,715,177
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,813,498	7,813,498
TOTAL MONEY MARKET FUNDS (Cost $12,528,675)		12,528,675
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $115,147,860)		117,279,699
NET OTHER ASSETS (LIABILITIES) - (9.8)%		(10,485,649)
NET ASSETS - 100%		$ 106,794,050
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,978
Fidelity Securities Lending Cash Central Fund	10,631
Total	$ 13,609
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 104,101,073	$ 98,465,786	$ 5,635,287	$ -
Corporate Bonds	649,951	-	649,951	-
Money Market Funds	12,528,675	12,528,675	-	-
Total Investments in Securities:	$ 117,279,699	$ 110,994,461	$ 6,285,238	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.5%
Bermuda	6.6%
Korea (South)	4.8%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,481,451) - See accompanying schedule: Unaffiliated issuers (cost $102,619,185)	$ 104,751,024
Fidelity Central Funds (cost $12,528,675)	12,528,675
Total Investments (cost $115,147,860)		$ 117,279,699
Receivable for investments sold		3,586,889
Receivable for fund shares sold		431,020
Dividends receivable		90,760
Interest receivable		9,048
Distributions receivable from Fidelity Central Funds		4,128
Prepaid expenses		252
Other receivables		1,446
Total assets		121,403,242

Liabilities
Payable for investments purchased	$ 5,479,135
Payable for fund shares redeemed	1,163,305
Accrued management fee	50,611
Distribution and service plan fees payable	24,037
Other affiliated payables	19,827
Other payables and accrued expenses	58,779
Collateral on securities loaned, at value	7,813,498
Total liabilities		14,609,192

Net Assets		$ 106,794,050
Net Assets consist of:
Paid in capital		$ 102,448,259
Accumulated net investment loss		(121,013)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,335,026
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,131,778
Net Assets		$ 106,794,050

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,459,637 ÷ 2,231,318 shares)	$ 15.44

Maximum offering price per share (100/94.25 of $15.44)	$ 16.38
Class T: Net Asset Value and redemption price per share ($10,099,712 ÷ 674,003 shares)	$ 14.98

Maximum offering price per share (100/96.50 of $14.98)	$ 15.52
Class B: Net Asset Value and offering price per share ($406,426 ÷ 28,983 shares)A	$ 14.02

Class C: Net Asset Value and offering price per share ($15,991,972 ÷ 1,143,101 shares)A	$ 13.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($45,836,303 ÷ 2,860,237 shares)	$ 16.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 518,525
Interest		4,923
Income from Fidelity Central Funds		13,609
Total income		537,057

Expenses
Management fee	$ 209,825
Transfer agent fees	89,043
Distribution and service plan fees	109,798
Accounting and security lending fees	15,152
Custodian fees and expenses	42,427
Independent trustees' compensation	607
Registration fees	62,626
Audit	22,817
Legal	317
Miscellaneous	266
Total expenses before reductions	552,878
Expense reductions	(15,210)	537,668
Net investment income (loss)		(611)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,994,963
Foreign currency transactions	(2,042)
Total net realized gain (loss)		4,992,921
Change in net unrealized appreciation (depreciation) on: Investment securities	2,287,027
Assets and liabilities in foreign currencies	(61)
Total change in net unrealized appreciation (depreciation)		2,286,966
Net gain (loss)		7,279,887
Net increase (decrease) in net assets resulting from operations		$ 7,279,276

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (611)	$ (66,312)
Net realized gain (loss)	4,992,921	5,071,173
Change in net unrealized appreciation (depreciation)	2,286,966	1,173,624
Net increase (decrease) in net assets resulting from operations	7,279,276	6,178,485
Distributions to shareholders from net investment income	(57,407)	-
Distributions to shareholders from net realized gain	(377,501)	-
Total distributions	(434,908)	-
Share transactions - net increase (decrease)	43,429,913	34,400,043
Redemption fees	10,124	4,495
Total increase (decrease) in net assets	50,284,405	40,583,023

Net Assets
Beginning of period	56,509,645	15,926,622
End of period (including accumulated net investment loss of $121,013 and accumulated net investment loss of $62,995, respectively)	$ 106,794,050	$ 56,509,645

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 10.33	$ 8.45	$ 8.93	$ 7.14	$ 6.59
Income from Investment Operations
Net investment income (loss) E	-I	(.02)	(.01)	(.05)	(.04)	(.01)
Net realized and unrealized gain (loss)	1.66	3.55	1.89	(.43)	1.83	.59
Total from investment operations	1.66	3.53	1.88	(.48)	1.79	.58
Distributions from net investment income	(.01)	-	-	-	-	(.03)
Distributions from net realized gain	(.07)	-	-	-	-	-
Total distributions	(.08)	-	-	-	-	(.03)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.44	$ 13.86	$ 10.33	$ 8.45	$ 8.93	$ 7.14
Total ReturnB, C, D	11.94%	34.17%	22.25%	(5.38)%	25.07%	8.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.43%A	1.84%	2.18%	1.88%	1.89%	1.97%
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39%A	1.39%	1.37%	1.39%	1.39%	1.39%
Net investment income (loss)	.02%A	(.16)%	(.07)%	(.53)%	(.40)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,460	$ 16,542	$ 5,833	$ 6,000	$ 7,537	$ 5,394
Portfolio turnover rateG	131%A	156%	179%	140%	166%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 10.05	$ 8.24	$ 8.73	$ 7.00	$ 6.46
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.03)	(.07)	(.06)	(.03)
Net realized and unrealized gain (loss)	1.61	3.45	1.84	(.42)	1.79	.58
Total from investment operations	1.59	3.40	1.81	(.49)	1.73	.55
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(.06)	-	-	-	-	-
Total distributions	(.06)	-	-	-	-	(.01)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.98	$ 13.45	$ 10.05	$ 8.24	$ 8.73	$ 7.00
Total ReturnB, C, D	11.82%	33.83%	21.97%	(5.61)%	24.71%	8.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77%A	2.19%	2.48%	2.23%	2.25%	2.26%
Expenses net of fee waivers, if any	1.65%A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%A	1.64%	1.62%	1.64%	1.64%	1.64%
Net investment income (loss)	(.23)%A	(.42)%	(.32)%	(.78)%	(.65)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,100	$ 7,144	$ 3,756	$ 3,909	$ 4,476	$ 3,862
Portfolio turnover rateG	131%A	156%	179%	140%	166%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 9.46	$ 7.79	$ 8.29	$ 6.69	$ 6.19
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.07)	(.10)	(.09)	(.06)
Net realized and unrealized gain (loss)	1.50	3.23	1.74	(.40)	1.69	.56
Total from investment operations	1.45	3.13	1.67	(.50)	1.60	.50
Distributions from net realized gain	(.02)	-	-	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.02	$ 12.59	$ 9.46	$ 7.79	$ 8.29	$ 6.69
Total ReturnB, C, D	11.55%	33.09%	21.44%	(6.03)%	23.92%	8.08%
Ratios to Average Net Assets F, H
Expenses before reductions	2.25%A	2.68%	2.95%	2.70%	2.76%	2.73%
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14%A	2.14%	2.12%	2.15%	2.14%	2.15%
Net investment income (loss)	(.73)%A	(.92)%	(.82)%	(1.29)%	(1.15)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 406	$ 392	$ 306	$ 459	$ 691	$ 1,073
Portfolio turnover rateG	131%A	156%	179%	140%	166%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 9.44	$ 7.78	$ 8.29	$ 6.68	$ 6.18
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.07)	(.10)	(.09)	(.06)
Net realized and unrealized gain (loss)	1.50	3.24	1.73	(.41)	1.70	.56
Total from investment operations	1.45	3.14	1.66	(.51)	1.61	.50
Distributions from net realized gain	(.04)	-	-	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.99	$ 12.58	$ 9.44	$ 7.78	$ 8.29	$ 6.68
Total ReturnB, C, D	11.55%	33.26%	21.34%	(6.15)%	24.10%	8.09%
Ratios to Average Net Assets F, H
Expenses before reductions	2.20%A	2.60%	2.93%	2.65%	2.70%	2.72%
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14%A	2.14%	2.12%	2.14%	2.14%	2.14%
Net investment income (loss)	(.73)%A	(.91)%	(.82)%	(1.28)%	(1.15)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,992	$ 7,381	$ 3,157	$ 3,721	$ 3,836	$ 3,256
Portfolio turnover rateG	131%A	156%	179%	140%	166%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 10.68	$ 8.72	$ 9.19	$ 7.33	$ 6.75
Income from Investment Operations
Net investment income (loss) D	.02	.01	.02	(.02)	(.01)	.01
Net realized and unrealized gain (loss)	1.73	3.68	1.94	(.45)	1.87	.60
Total from investment operations	1.75	3.69	1.96	(.47)	1.86	.61
Distributions from net investment income	(.02)	-	-	-	-	(.03)
Distributions from net realized gain	(.07)	-	-	-	-	-
Total distributions	(.09)	-	-	-	-	(.03)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 16.03	$ 14.37	$ 10.68	$ 8.72	$ 9.19	$ 7.33
Total ReturnB, C	12.15%	34.55%	22.48%	(5.11)%	25.38%	9.10%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12%A	1.34%	1.86%	1.55%	1.42%	1.64%
Expenses net of fee waivers, if any	1.12%A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.11%A	1.14%	1.12%	1.14%	1.14%	1.14%
Net investment income (loss)	.30%A	.08%	.18%	(.28)%	(.15)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,836	$ 25,050	$ 2,874	$ 3,271	$ 1,765	$ 645
Portfolio turnover rateF	131%A	156%	179%	140%	166%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,167,950
Gross unrealized depreciation	(4,467,112)
Net unrealized appreciation (depreciation) on securities	$ 1,700,838

Tax cost	$ 115,578,861

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ 2,041,577

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $92,094,400 and $48,402,103, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,588	$ 1,649
Class T	.25%	.25%	19,698	-
Class B	.75%	.25%	1,880	1,411
Class C	.75%	.25%	58,632	27,957
			$ 109,798	$ 31,017

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,444
Class T	3,099
Class B*	180
Class C*	1,229
$ 36,952

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 29,002.25
Class T	12,978.33
Class B	561.30
Class C	15,533.27
Institutional Class	30,969.19
	$ 89,043

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,553 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,754.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $47 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,631.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 3,595
Class T	1.65%	4,756
Class B	2.15%	184
Class C	2.15%	3,420
		$ 11,955

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,255 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 13,078	$ -
Institutional Class	44,329	-
Total	$ 57,407	$ -
From net realized gain
Class A	$ 128,913	$ -
Class T	34,793	-
Class B	598	-
Class C	43,270	-
Institutional Class	169,927	-
Total	$ 377,501	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	1,338,209	772,579	$ 19,979,580	$ 10,230,441
Reinvestment of distributions	7,643	-	119,544	-
Shares redeemed	(308,402)	(143,457)	(4,489,051)	(1,810,191)
Net increase (decrease)	1,037,450	629,122	$ 15,610,073	$ 8,420,250
Class T
Shares sold	232,956	230,216	$ 3,403,578	$ 2,844,843
Reinvestment of distributions	2,215	-	33,618	-
Shares redeemed	(92,351)	(72,780)	(1,266,555)	(817,318)
Net increase (decrease)	142,820	157,436	$ 2,170,641	$ 2,027,525

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class B
Shares sold	7,254	7,793	$ 99,818	$ 94,749
Reinvestment of distributions	39	-	551	-
Shares redeemed	(9,452)	(9,002)	(125,902)	(95,467)
Net increase (decrease)	(2,159)	(1,209)	$ (25,533)	$ (718)
Class C
Shares sold	641,744	357,228	$ 8,540,835	$ 4,283,093
Reinvestment of distributions	2,732	-	38,744	-
Shares redeemed	(88,304)	(104,588)	(1,169,470)	(1,156,253)
Net increase (decrease)	556,172	252,640	$ 7,410,109	$ 3,126,840
Institutional Class
Shares sold	1,924,626	1,892,867	$ 29,991,968	$ 26,288,223
Reinvestment of distributions	10,497	-	170,367	-
Shares redeemed	(818,586)	(418,217)	(11,897,712)	(5,462,077)
Net increase (decrease)	1,116,537	1,474,650	$ 18,264,623	$ 20,826,146

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.12%
Actual		$ 1,000.00	$ 770.00	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70
Class T	1.35%
Actual		$ 1,000.00	$ 769.20	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class B	1.92%
Actual		$ 1,000.00	$ 767.10	$ 8.55
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.86%
Actual		$ 1,000.00	$ 767.40	$ 8.29
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Institutional Class	.85%
Actual		$ 1,000.00	$ 771.10	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	14.1	16.3
Schlumberger Ltd.	8.8	9.1
Chevron Corp.	6.9	11.8
EOG Resources, Inc.	6.6	5.7
Anadarko Petroleum Corp.	5.1	4.0
Cimarex Energy Co.	4.0	3.7
Baker Hughes, Inc.	3.5	0.0
Noble Energy, Inc.	3.2	2.8
Kinder Morgan Holding Co. LLC	3.1	0.0
Concho Resources, Inc.	2.5	2.7
	57.8
Top Industries (% of fund's net assets)
As of January 31, 2015
Oil, Gas & Consumable Fuels	76.3%
Energy Equipment & Services	18.4%
Independent Power Producers & Renewable Electricity Producers	0.7%
Independent Power and Renewable Electricity Producers	0.5%
Multi-Utilities	0.1%
All Others*	4.0%

As of July 31, 2014
Oil, Gas & Consumable Fuels	75.2%
Energy Equipment & Services	22.8%
Independent Power Producers & Energy Traders	0.5%
Independent Power and Renewable Electricity Producers	0.1%
Trading Companies & Distributors	0.1%
All Others*	1.3%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Energy Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 18.4%
Oil & Gas Drilling - 1.0%
Ocean Rig UDW, Inc. (United States)	108,900	$ 889,713
Odfjell Drilling A/S	567,856	660,033
Unit Corp. (a)	122,150	3,637,627
Vantage Drilling Co. (a)	1,887,530	736,137
Xtreme Drilling & Coil Services Corp. (a)	813,202	1,055,940
		6,979,450
Oil & Gas Equipment & Services - 17.4%
Baker Hughes, Inc.	433,500	25,138,665
C&J Energy Services, Inc. (a)	37,300	384,190
Dril-Quip, Inc. (a)	61,791	4,586,746
FMC Technologies, Inc. (a)	285,206	10,689,521
Halliburton Co.	128,814	5,151,272
Oceaneering International, Inc.	242,773	12,711,594
Schlumberger Ltd.	763,209	62,880,790
Total Energy Services, Inc.	53,200	546,360
Weatherford International Ltd. (a)	294,700	3,044,251
		125,133,389
TOTAL ENERGY EQUIPMENT & SERVICES		132,112,839
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.5%
Renewable Electricity - 0.5%
NextEra Energy Partners LP	84,900	3,403,641
INDEPENDENT POWER PRODUCERS & RENEWABLE ELECTRICITY PRODUCERS - 0.7%
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	32,700	682,776
Dynegy, Inc. (a)	140,422	3,836,329
		4,519,105
MULTI-UTILITIES - 0.1%
Multi-Utilities - 0.1%
NiSource, Inc.	16,400	709,464
OIL, GAS & CONSUMABLE FUELS - 76.3%
Coal & Consumable Fuels - 0.1%
Peabody Energy Corp. (d)	118,018	735,252
Integrated Oil & Gas - 22.5%
BG Group PLC	637,500	8,502,890
Chevron Corp.	484,609	49,686,961
Exxon Mobil Corp.	1,153,861	100,870,528
Imperial Oil Ltd.	51,500	1,914,583
		160,974,962
Oil & Gas Exploration & Production - 34.8%
Anadarko Petroleum Corp.	451,083	36,876,035
Bankers Petroleum Ltd. (a)	549,000	1,261,572
Bonanza Creek Energy, Inc. (a)	143,125	3,732,700
Canadian Natural Resources Ltd.	77,000	2,232,376
Chesapeake Energy Corp.	280,200	5,374,236
Cimarex Energy Co.	274,847	28,364,210
Concho Resources, Inc. (a)	163,800	18,157,230

	Shares	Value
ConocoPhillips Co.	269,036	$ 16,943,887
Continental Resources, Inc. (a)(d)	136,930	6,216,622
Diamondback Energy, Inc. (a)	63,300	4,367,067
Energen Corp.	115,713	7,338,518
Energy XXI (Bermuda) Ltd. (d)	225,900	664,146
EOG Resources, Inc.	534,186	47,558,580
Evolution Petroleum Corp.	60,495	444,638
Gulfport Energy Corp. (a)	56,100	2,159,289
Kosmos Energy Ltd. (a)	195,100	1,711,027
Laredo Petroleum Holdings, Inc. (a)	38,500	377,685
Marathon Oil Corp.	34,400	915,040
Memorial Resource Development Corp.	452,100	8,657,715
Newfield Exploration Co. (a)	64,000	1,905,920
Noble Energy, Inc.	477,708	22,805,780
Northern Oil & Gas, Inc. (a)	203,193	1,276,052
Paramount Resources Ltd. Class A (a)	32,500	729,185
PDC Energy, Inc. (a)	126,688	5,820,047
Peyto Exploration & Development Corp. (d)	39,500	997,836
Pioneer Natural Resources Co.	48,216	7,257,954
RSP Permian, Inc. (a)	15,400	412,720
SM Energy Co.	230,600	8,721,292
Synergy Resources Corp. (a)	185,615	2,270,071
TAG Oil Ltd. (a)	446,700	506,215
Whiting Petroleum Corp. (a)	125,713	3,773,904
		249,829,549
Oil & Gas Refining & Marketing - 6.5%
Alon U.S.A. Energy, Inc.	50,100	605,208
CVR Refining, LP	33,873	567,373
Delek U.S. Holdings, Inc.	21,600	666,360
Marathon Petroleum Corp.	34,052	3,152,875
Phillips 66 Co.	183,123	12,877,209
Tesoro Corp.	215,000	17,571,950
Valero Energy Corp.	169,726	8,975,111
World Fuel Services Corp.	40,833	1,999,592
		46,415,678
Oil & Gas Storage & Transport - 12.4%
Cheniere Energy, Inc. (a)	106,300	7,587,694
Dominion Midstream Partners LP	25,801	899,165
Enable Midstream Partners LP	42,900	762,762
EQT Midstream Partners LP	31,500	2,672,775
Golar LNG Ltd.	175,900	4,988,524
Kinder Morgan Holding Co. LLC	538,100	22,089,005
Magellan Midstream Partners LP	32,034	2,483,276
MPLX LP	83,894	6,672,929
ONEOK, Inc.	34,200	1,505,826
Phillips 66 Partners LP	92,469	6,696,605
Plains GP Holdings LP Class A	362,400	9,451,392
SemGroup Corp. Class A	23,600	1,588,988
Targa Resources Corp.	68,232	5,924,585
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
The Williams Companies, Inc.	191,200	$ 8,386,032
Valero Energy Partners LP	151,243	7,554,588
		89,264,146
TOTAL OIL, GAS & CONSUMABLE FUELS		547,219,587
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
InfraReit, Inc.	7,200	191,520
TOTAL COMMON STOCKS (Cost $713,580,596)		688,156,156
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.13% (b)	47,766,968	47,766,968
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,118,338	3,118,338
TOTAL MONEY MARKET FUNDS (Cost $50,885,306)		50,885,306
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $764,465,902)		739,041,462
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(21,958,114)
NET ASSETS - 100%		$ 717,083,348
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,878
Fidelity Securities Lending Cash Central Fund	42,649
Total	$ 53,527
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 688,156,156	$ 679,653,266	$ 8,502,890	$ -
Money Market Funds	50,885,306	50,885,306	-	-
Total Investments in Securities:	$ 739,041,462	$ 730,538,572	$ 8,502,890	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.9%
Curacao	8.8%
Canada	1.4%
United Kingdom	1.2%
Bermuda	1.1%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,075,774) - See accompanying schedule: Unaffiliated issuers (cost $713,580,596)	$ 688,156,156
Fidelity Central Funds (cost $50,885,306)	50,885,306
Total Investments (cost $764,465,902)		$ 739,041,462
Receivable for investments sold		5,521,811
Receivable for fund shares sold		5,834,744
Dividends receivable		456,621
Distributions receivable from Fidelity Central Funds		9,431
Prepaid expenses		4,101
Other receivables		24,182
Total assets		750,892,352

Liabilities
Payable to custodian bank	$ 3,797
Payable for investments purchased	28,317,909
Payable for fund shares redeemed	1,602,937
Accrued management fee	313,081
Distribution and service plan fees payable	240,134
Other affiliated payables	162,171
Other payables and accrued expenses	50,637
Collateral on securities loaned, at value	3,118,338
Total liabilities		33,809,004

Net Assets		$ 717,083,348
Net Assets consist of:
Paid in capital		$ 769,959,275
Undistributed net investment income		(48,189)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,403,234)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(25,424,504)
Net Assets		$ 717,083,348

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($281,042,153 ÷ 8,379,612 shares)	$ 33.54

Maximum offering price per share (100/94.25 of $33.54)	$ 35.59
Class T: Net Asset Value and redemption price per share ($181,001,855 ÷ 5,275,975 shares)	$ 34.31

Maximum offering price per share (100/96.50 of $34.31)	$ 35.55
Class B: Net Asset Value and offering price per share ($11,430,961 ÷ 369,953 shares)A	$ 30.90

Class C: Net Asset Value and offering price per share ($130,428,812 ÷ 4,196,992 shares)A	$ 31.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($113,179,567 ÷ 3,207,398 shares)	$ 35.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 6,632,972
Income from Fidelity Central Funds		53,527
Total income		6,686,499

Expenses
Management fee	$ 2,066,939
Transfer agent fees	926,454
Distribution and service plan fees	1,591,878
Accounting and security lending fees	134,230
Custodian fees and expenses	6,580
Independent trustees' compensation	7,198
Registration fees	72,794
Audit	23,200
Legal	4,666
Interest	408
Miscellaneous	4,621
Total expenses before reductions	4,838,968
Expense reductions	(3,090)	4,835,878
Net investment income (loss)		1,850,621
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,466,355)
Foreign currency transactions	(4,925)
Total net realized gain (loss)		(26,451,280)
Change in net unrealized appreciation (depreciation) on: Investment securities	(171,075,344)
Assets and liabilities in foreign currencies	16
Total change in net unrealized appreciation (depreciation)		(171,075,328)
Net gain (loss)		(197,526,608)
Net increase (decrease) in net assets resulting from operations		$ (195,675,987)

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,850,621	$ 1,451,099
Net realized gain (loss)	(26,451,280)	63,966,553
Change in net unrealized appreciation (depreciation)	(171,075,328)	60,343,712
Net increase (decrease) in net assets resulting from operations	(195,675,987)	125,761,364
Distributions to shareholders from net investment income	(1,943,586)	(2,028,433)
Distributions to shareholders from net realized gain	(36,840,330)	(32,993,983)
Total distributions	(38,783,916)	(35,022,416)
Share transactions - net increase (decrease)	77,178,549	95,115,595
Redemption fees	28,840	17,148
Total increase (decrease) in net assets	(157,252,514)	185,871,691

Net Assets
Beginning of period	874,335,862	688,464,171
End of period (including undistributed net investment income of $48,189 and undistributed net investment income of $44,776, respectively)	$ 717,083,348	$ 874,335,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 45.71	$ 40.59	$ 33.71	$ 40.17	$ 27.70	$ 25.82
Income from Investment Operations
Net investment income (loss) E	.13	.15	.23	.25	.11	(.05)
Net realized and unrealized gain (loss)	(10.16)	7.06	6.81	(6.50)	12.47	1.93
Total from investment operations	(10.03)	7.21	7.04	(6.25)	12.58	1.88
Distributions from net investment income	(.12)	(.17)	(.16)	(.21)	(.11)	-
Distributions from net realized gain	(2.02)	(1.93)	-	-	-	-
Total distributions	(2.14)	(2.09) J	(.16)	(.21)	(.11)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.54	$ 45.71	$ 40.59	$ 33.71	$ 40.17	$ 27.70
Total ReturnB, C, D	(23.00)%	18.46%	20.94%	(15.58)%	45.46%	7.28%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12%A	1.12%	1.16%	1.17%	1.16%	1.20%
Expenses net of fee waivers, if any	1.12%A	1.12%	1.16%	1.17%	1.16%	1.20%
Expenses net of all reductions	1.12%A	1.12%	1.15%	1.17%	1.16%	1.19%
Net investment income (loss)	.66%A	.36%	.61%	.72%	.30%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,042	$ 369,400	$ 279,798	$ 253,332	$ 331,120	$ 214,407
Portfolio turnover rateG	60% A	112%	68%	88%	91%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share. J Total distributions of $2.09 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.929 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 46.64	$ 41.38	$ 34.40	$ 41.04	$ 28.33	$ 26.47
Income from Investment Operations
Net investment income (loss) E	.08	.06	.15	.18	.03	(.11)
Net realized and unrealized gain (loss)	(10.38)	7.21	6.95	(6.65)	12.75	1.97
Total from investment operations	(10.30)	7.27	7.10	(6.47)	12.78	1.86
Distributions from net investment income	(.08)	(.08)	(.12)	(.17)	(.07)	-
Distributions from net realized gain	(1.95)	(1.93)	-	-	-	-
Total distributions	(2.03)	(2.01)	(.12)	(.17)	(.07)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 34.31	$ 46.64	$ 41.38	$ 34.40	$ 41.04	$ 28.33
Total ReturnB, C, D	(23.08)%	18.19%	20.70%	(15.77)%	45.16%	7.03%
Ratios to Average Net Assets F, H
Expenses before reductions	1.35%A	1.34%	1.36%	1.38%	1.37%	1.41%
Expenses net of fee waivers, if any	1.35%A	1.34%	1.36%	1.38%	1.37%	1.41%
Expenses net of all reductions	1.35%A	1.34%	1.35%	1.38%	1.37%	1.41%
Net investment income (loss)	.43%A	.14%	.40%	.50%	.09%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,002	$ 245,828	$ 223,248	$ 215,488	$ 290,512	$ 219,051
Portfolio turnover rateG	60% A	112%	68%	88%	91%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 42.08	$ 37.65	$ 31.41	$ 37.61	$ 26.06	$ 24.48
Income from Investment Operations
Net investment income (loss) E	(.03)	(.17)	(.05)	(.01)	(.15)	(.25)
Net realized and unrealized gain (loss)	(9.34)	6.52	6.34	(6.09)	11.71	1.83
Total from investment operations	(9.37)	6.35	6.29	(6.10)	11.56	1.58
Distributions from net investment income	-	-	(.05)	(.10)	(.01)	-
Distributions from net realized gain	(1.81)	(1.92)	-	-	-	-
Total distributions	(1.81)	(1.92)	(.05)	(.10)	(.01)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.90	$ 42.08	$ 37.65	$ 31.41	$ 37.61	$ 26.06
Total ReturnB, C, D	(23.29)%	17.50%	20.04%	(16.22)%	44.38%	6.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92%A	1.91%	1.92%	1.92%	1.93%	1.96%
Expenses net of fee waivers, if any	1.92%A	1.91%	1.92%	1.92%	1.93%	1.96%
Expenses net of all reductions	1.92%A	1.91%	1.91%	1.92%	1.92%	1.95%
Net investment income (loss)	(.14)%A	(.44)%	(.15)%	(.03)%	(.46)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,431	$ 17,432	$ 20,551	$ 28,558	$ 49,793	$ 44,330
Portfolio turnover rateG	60% A	112%	68%	88%	91%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 42.40	$ 37.92	$ 31.63	$ 37.88	$ 26.25	$ 24.65
Income from Investment Operations
Net investment income (loss) E	(.01)	(.15)	(.04)	(.01)	(.15)	(.25)
Net realized and unrealized gain (loss)	(9.41)	6.57	6.38	(6.13)	11.80	1.85
Total from investment operations	(9.42)	6.42	6.34	(6.14)	11.65	1.60
Distributions from net investment income	(.03)	(.01)	(.05)	(.11)	(.02)	-
Distributions from net realized gain	(1.88)	(1.93)	-	-	-	-
Total distributions	(1.90) J	(1.94)	(.05)	(.11)	(.02)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 31.08	$ 42.40	$ 37.92	$ 31.63	$ 37.88	$ 26.25
Total ReturnB, C, D	(23.26)%	17.57%	20.08%	(16.22)%	44.38%	6.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86%A	1.86%	1.90%	1.92%	1.90%	1.94%
Expenses net of fee waivers, if any	1.86%A	1.86%	1.90%	1.92%	1.90%	1.94%
Expenses net of all reductions	1.86%A	1.86%	1.88%	1.91%	1.89%	1.93%
Net investment income (loss)	(.08)%A	(.38)%	(.13)%	(.03)%	(.43)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,429	$ 130,881	$ 99,833	$ 93,504	$ 133,476	$ 90,596
Portfolio turnover rateG	60% A	112%	68%	88%	91%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.90 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $1.87 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 48.05	$ 42.55	$ 35.28	$ 41.95	$ 28.87	$ 26.83
Income from Investment Operations
Net investment income (loss) D	.19	.28	.35	.37	.23	.04
Net realized and unrealized gain (loss)	(10.69)	7.42	7.12	(6.79)	12.99	2.00
Total from investment operations	(10.50)	7.70	7.47	(6.42)	13.22	2.04
Distributions from net investment income	(.19)	(.27)	(.20)	(.25)	(.14)	-
Distributions from net realized gain	(2.07)	(1.93)	-	-	-	-
Total distributions	(2.26)	(2.20)	(.20)	(.25)	(.14)	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.29	$ 48.05	$ 42.55	$ 35.28	$ 41.95	$ 28.87
Total ReturnB, C	(22.89)%	18.80%	21.26%	(15.31)%	45.87%	7.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.85%A	.85%	.88%	.86%	.86%	.90%
Expenses net of fee waivers, if any	.85%A	.85%	.88%	.86%	.86%	.90%
Expenses net of all reductions	.85%A	.85%	.86%	.85%	.85%	.90%
Net investment income (loss)	.92%A	.63%	.89%	1.03%	.60%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,180	$ 110,795	$ 65,034	$ 56,692	$ 54,024	$ 27,338
Portfolio turnover rateF	60% A	112%	68%	88%	91%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 61,683,145
Gross unrealized depreciation	(90,032,792)
Net unrealized appreciation (depreciation) on securities	$ (28,349,647)

Tax cost	$ 767,391,109

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $249,482,448 and $226,637,601, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 378,615	$ 3,342
Class T	.25%	.25%	526,142	-
Class B	.75%	.25%	71,052	53,289
Class C	.75%	.25%	616,069	137,748
			$ 1,591,878	$ 194,379

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 131,488
Class T	18,172
Class B*	5,322
Class C*	10,036
$ 165,018

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 386,547.26
Class T	248,662.24
Class B	21,475.30
Class C	149,515.24
Institutional Class	120,255.24
	$ 926,454

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,224 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,226,000.32%		$ 408

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $539 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $42,649.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,081 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 932,668	$ 1,151,717
Class T	410,584	407,949
Class C	97,073	21,755
Institutional Class	503,261	447,012
Total	$ 1,943,586	$ 2,028,433
From net realized gain
Class A	$ 15,270,711	$ 13,468,952
Class T	10,226,679	10,162,438
Class B	735,565	951,726
Class C	5,982,436	5,213,518
Institutional Class	4,624,939	3,197,349
Total	$ 36,840,330	$ 32,993,983

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	2,155,170	2,566,576	$ 78,335,897	$ 110,639,298
Reinvestment of distributions	346,427	321,215	15,023,137	13,089,815
Shares redeemed	(2,203,798)	(1,699,770)	(86,327,968)	(72,383,987)
Net increase (decrease)	297,799	1,188,021	$ 7,031,066	$ 51,345,126
Class T
Shares sold	407,234	572,893	$ 15,305,220	$ 25,352,574
Reinvestment of distributions	229,125	243,465	10,214,221	10,134,909
Shares redeemed	(630,980)	(940,893)	(24,522,881)	(41,085,209)
Net increase (decrease)	5,379	(124,535)	$ 996,560	$ (5,597,726)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class B
Shares sold	24,515	26,300	$ 837,106	$ 1,074,846
Reinvestment of distributions	16,323	22,691	661,892	856,078
Shares redeemed	(85,105)	(180,679)	(2,990,614)	(7,111,293)
Net increase (decrease)	(44,267)	(131,688)	$ (1,491,616)	$ (5,180,369)
Class C
Shares sold	1,503,702	779,598	$ 50,462,889	$ 31,528,558
Reinvestment of distributions	130,140	118,310	5,288,656	4,495,184
Shares redeemed	(523,316)	(444,228)	(18,155,288)	(17,602,373)
Net increase (decrease)	1,110,526	453,680	$ 37,596,257	$ 18,421,369
Institutional Class
Shares sold	1,670,182	1,344,490	$ 63,484,338	$ 61,641,683
Reinvestment of distributions	99,377	75,999	4,498,001	3,249,427
Shares redeemed	(868,145)	(642,747)	(34,936,057)	(28,763,915)
Net increase (decrease)	901,414	777,742	$ 33,046,282	$ 36,127,195

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.21%
Actual		$ 1,000.00	$ 1,021.30	$ 6.16
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Class T	1.48%
Actual		$ 1,000.00	$ 1,019.90	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.99%
Actual		$ 1,000.00	$ 1,016.80	$ 10.12
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.94%
Actual		$ 1,000.00	$ 1,017.10	$ 9.86
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,022.50	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.9	5.4
Bank of America Corp.	4.9	5.1
Berkshire Hathaway, Inc. Class B	4.9	4.2
Citigroup, Inc.	4.8	4.8
U.S. Bancorp	4.3	4.6
American Tower Corp.	3.8	3.8
Capital One Financial Corp.	3.6	4.1
Wells Fargo & Co.	3.3	3.8
McGraw Hill Financial, Inc.	2.6	2.0
Allstate Corp.	2.4	2.0
	39.5
Top Industries (% of fund's net assets)
As of January 31, 2015
Banks	27.9%
Real Estate Investment Trusts	13.5%
Capital Markets	12.2%
Insurance	12.0%
Diversified Financial Services	9.7%
All Others*	24.7%

As of July 31, 2014
Banks	29.4%
Capital Markets	14.5%
Insurance	13.4%
Real Estate Investment Trusts	10.6%
Diversified Financial Services	8.8%
All Others*	23.3%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
BANKS - 27.9%
Diversified Banks - 23.0%
Bank of America Corp.	608,656	$ 9,221,138
Citigroup, Inc.	194,365	9,125,437
Comerica, Inc.	39,619	1,644,189
JPMorgan Chase & Co.	170,131	9,251,721
U.S. Bancorp	194,408	8,147,639
Wells Fargo & Co.	119,848	6,222,508
		43,612,632
Regional Banks - 4.9%
CoBiz, Inc.	62,491	681,152
Fifth Third Bancorp	162,040	2,803,292
Popular, Inc. (a)	34,800	1,072,884
Prosperity Bancshares, Inc.	37,800	1,730,862
SunTrust Banks, Inc.	81,000	3,112,020
		9,400,210
TOTAL BANKS		53,012,842
CAPITAL MARKETS - 12.2%
Asset Management & Custody Banks - 9.4%
Affiliated Managers Group, Inc. (a)	8,954	1,840,226
Ameriprise Financial, Inc.	26,100	3,260,934
Artisan Partners Asset Management, Inc.	46,200	2,230,074
Invesco Ltd.	119,938	4,405,323
Oaktree Capital Group LLC Class A	37,000	2,049,800
The Blackstone Group LP	109,365	4,083,689
		17,870,046
Diversified Capital Markets - 0.5%
Close Brothers Group PLC	43,300	991,973
Investment Banking & Brokerage - 2.3%
E*TRADE Financial Corp. (a)	94,900	2,187,445
Raymond James Financial, Inc.	40,000	2,104,800
		4,292,245
TOTAL CAPITAL MARKETS		23,154,264
CONSUMER FINANCE - 6.0%
Consumer Finance - 6.0%
Capital One Financial Corp.	93,138	6,818,633
Navient Corp.	141,715	2,797,454
Springleaf Holdings, Inc. (a)	57,900	1,829,640
		11,445,727
DIVERSIFIED CONSUMER SERVICES - 1.2%
Specialized Consumer Services - 1.2%
H&R Block, Inc.	64,500	2,211,060
DIVERSIFIED FINANCIAL SERVICES - 9.7%
Multi-Sector Holdings - 4.9%
Berkshire Hathaway, Inc. Class B (a)	64,019	9,212,974

	Shares	Value
Specialized Finance - 4.8%
IntercontinentalExchange Group, Inc.	20,214	$ 4,158,626
McGraw Hill Financial, Inc.	56,300	5,035,472
		9,194,098
TOTAL DIVERSIFIED FINANCIAL SERVICES		18,407,072
HEALTH CARE PROVIDERS & SERVICES - 1.2%
Health Care Facilities - 1.2%
Brookdale Senior Living, Inc. (a)	67,800	2,288,250
INSURANCE - 12.0%
Insurance Brokers - 2.9%
Arthur J. Gallagher & Co.	32,400	1,439,532
Brown & Brown, Inc.	48,000	1,480,800
Marsh & McLennan Companies, Inc.	48,000	2,580,960
		5,501,292
Life & Health Insurance - 3.2%
MetLife, Inc.	32,026	1,489,209
Prudential PLC	59,144	1,437,814
Torchmark Corp.	62,280	3,118,360
		6,045,383
Property & Casualty Insurance - 5.9%
Allstate Corp.	64,290	4,486,799
FNF Group	72,300	2,537,730
The Travelers Companies, Inc.	40,192	4,132,541
		11,157,070
TOTAL INSURANCE		22,703,745
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
eBay, Inc. (a)	40,200	2,130,600
IT SERVICES - 5.0%
Data Processing & Outsourced Services - 5.0%
EVERTEC, Inc.	92,400	1,853,544
Fiserv, Inc. (a)	40,166	2,913,240
The Western Union Co.	103,900	1,766,300
Visa, Inc. Class A	11,230	2,862,639
		9,395,723
REAL ESTATE INVESTMENT TRUSTS - 13.5%
Mortgage REITs - 4.3%
Altisource Residential Corp. Class B	103,850	1,870,339
Blackstone Mortgage Trust, Inc.	60,800	1,775,360
NorthStar Realty Finance Corp.	140,650	2,659,692
Redwood Trust, Inc. (d)	98,900	1,971,077
		8,276,468
Office REITs - 1.5%
Boston Properties, Inc.	20,100	2,789,880
Residential REITs - 1.4%
Essex Property Trust, Inc.	12,000	2,712,600
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Retail REITs - 1.2%
WP Glimcher, Inc.	128,569	$ 2,273,100
Specialized REITs - 5.1%
American Tower Corp.	74,950	7,266,403
Outfront Media, Inc.	83,430	2,365,241
		9,631,644
TOTAL REAL ESTATE INVESTMENT TRUSTS		25,683,692
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.9%
Real Estate Services - 3.9%
CBRE Group, Inc. (a)	136,687	4,420,458
Realogy Holdings Corp. (a)	64,100	2,980,650
		7,401,108
THRIFTS & MORTGAGE FINANCE - 0.8%
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	50,000	426,000
Ocwen Financial Corp. (a)(d)	111,650	683,298
Radian Group, Inc.	19,600	308,896
		1,418,194
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	39,500	1,561,435
TOTAL COMMON STOCKS (Cost $164,601,000)		180,813,712
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	8,948,492	$ 8,948,492
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,747,550	1,747,550
TOTAL MONEY MARKET FUNDS (Cost $10,696,042)		10,696,042
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $175,297,042)		191,509,754
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,678,045)
NET ASSETS - 100%		$ 189,831,709
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,028
Fidelity Securities Lending Cash Central Fund	4,760
Total	$ 8,788
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 180,813,712	$ 179,375,898	$ 1,437,814	$ -
Money Market Funds	10,696,042	10,696,042	-	-
Total Investments in Securities:	$ 191,509,754	$ 190,071,940	$ 1,437,814	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,720,859) - See accompanying schedule: Unaffiliated issuers (cost $164,601,000)	$ 180,813,712
Fidelity Central Funds (cost $10,696,042)	10,696,042
Total Investments (cost $175,297,042)		$ 191,509,754
Receivable for investments sold		757,134
Receivable for fund shares sold		717,251
Dividends receivable		90,209
Distributions receivable from Fidelity Central Funds		1,872
Prepaid expenses		783
Other receivables		2,026
Total assets		193,079,029

Liabilities
Payable for investments purchased	$ 710,183
Payable for fund shares redeemed	555,259
Accrued management fee	88,599
Distribution and service plan fees payable	68,955
Other affiliated payables	45,629
Other payables and accrued expenses	31,145
Collateral on securities loaned, at value	1,747,550
Total liabilities		3,247,320

Net Assets		$ 189,831,709
Net Assets consist of:
Paid in capital		$ 229,839,787
Distributions in excess of net investment income		(631,046)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(55,589,390)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,212,358
Net Assets		$ 189,831,709

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,288,851 ÷ 5,688,433 shares)	$ 15.17

Maximum offering price per share (100/94.25 of $15.17)	$ 16.10
Class T: Net Asset Value and redemption price per share ($30,961,542 ÷ 2,053,251 shares)	$ 15.08

Maximum offering price per share (100/96.50 of $15.08)	$ 15.63
Class B: Net Asset Value and offering price per share ($4,620,269 ÷ 317,013 shares)A	$ 14.57

Class C: Net Asset Value and offering price per share ($38,481,244 ÷ 2,666,906 shares)A	$ 14.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,479,803 ÷ 1,899,450 shares)	$ 15.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 1,463,121
Income from Fidelity Central Funds		8,788
Total income		1,471,909

Expenses
Management fee	$ 495,173
Transfer agent fees	232,017
Distribution and service plan fees	405,931
Accounting and security lending fees	35,449
Custodian fees and expenses	6,751
Independent trustees' compensation	1,648
Registration fees	52,070
Audit	27,536
Legal	1,414
Miscellaneous	871
Total expenses before reductions	1,258,860
Expense reductions	(3,283)	1,255,577
Net investment income (loss)		216,332
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,021,518
Foreign currency transactions	771
Total net realized gain (loss)		4,022,289
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,077,311)
Assets and liabilities in foreign currencies	(656)
Total change in net unrealized appreciation (depreciation)		(2,077,967)
Net gain (loss)		1,944,322
Net increase (decrease) in net assets resulting from operations		$ 2,160,654

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 216,332	$ 764,187
Net realized gain (loss)	4,022,289	7,593,535
Change in net unrealized appreciation (depreciation)	(2,077,967)	9,238,319
Net increase (decrease) in net assets resulting from operations	2,160,654	17,596,041
Distributions to shareholders from net investment income	(1,174,436)	(647,193)
Distributions to shareholders from net realized gain	-	(72,538)
Total distributions	(1,174,436)	(719,731)
Share transactions - net increase (decrease)	21,128,750	10,142,137
Redemption fees	3,337	8,658
Total increase (decrease) in net assets	22,118,305	27,027,105

Net Assets
Beginning of period	167,713,404	140,686,299
End of period (including distributions in excess of net investment income of $631,046 and undistributed net investment income of $327,058, respectively)	$ 189,831,709	$ 167,713,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.97	$ 13.41	$ 10.18	$ 10.06	$ 10.35	$ 9.53
Income from Investment Operations
Net investment income (loss) E	.03	.10	.15	.07	(.02)	(.01)
Net realized and unrealized gain (loss)	.30J	1.55	3.18	.06	(.27)	.93
Total from investment operations	.33	1.65	3.33	.13	(.29)	.92
Distributions from net investment income	(.13)	(.08)	(.10)	(.01)	-	(.10)
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	(.13)	(.09)	(.10)	(.01)	-	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.17	$ 14.97	$ 13.41	$ 10.18	$ 10.06	$ 10.35
Total ReturnB, C, D	2.13%J	12.39%	32.99%	1.34%	(2.80)%	9.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.21%A	1.22%	1.29%	1.28%	1.26%	1.27%
Expenses net of fee waivers, if any	1.21%A	1.22%	1.29%	1.28%	1.26%	1.27%
Expenses net of all reductions	1.20%A	1.22%	1.21%	1.20%	1.21%	1.22%
Net investment income (loss)	.43%A	.68%	1.31%	.72%	(.24)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,289	$ 77,674	$ 64,428	$ 47,055	$ 63,937	$ 69,723
Portfolio turnover rateG	42% A	49%	288%	441%	260%	254%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been 1.90%.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.86	$ 13.31	$ 10.11	$ 10.01	$ 10.32	$ 9.52
Income from Investment Operations
Net investment income (loss) E	.01	.06	.12	.04	(.05)	(.04)
Net realized and unrealized gain (loss)	.29J	1.55	3.16	.06	(.26)	.92
Total from investment operations	.30	1.61	3.28	.10	(.31)	.88
Distributions from net investment income	(.08)	(.05)	(.08)	- I	-	(.08)
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	(.08)	(.06)	(.08)	- I	-	(.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.08	$ 14.86	$ 13.31	$ 10.11	$ 10.01	$ 10.32
Total ReturnB, C, D	1.99%J	12.10%	32.66%	1.03%	(3.00)%	9.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48%A	1.48%	1.55%	1.54%	1.52%	1.53%
Expenses net of fee waivers, if any	1.48%A	1.48%	1.55%	1.54%	1.52%	1.53%
Expenses net of all reductions	1.48%A	1.48%	1.47%	1.45%	1.47%	1.47%
Net investment income (loss)	.16%A	.42%	1.06%	.46%	(.49)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,962	$ 31,596	$ 30,576	$ 24,367	$ 27,037	$ 33,310
Portfolio turnover rateG	42% A	49%	288%	441%	260%	254%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been 1.76%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.35	$ 12.87	$ 9.79	$ 9.73	$ 10.09	$ 9.33
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	.06	- I	(.10)	(.09)
Net realized and unrealized gain (loss)	.27J	1.49	3.06	.06	(.26)	.91
Total from investment operations	.24	1.48	3.12	.06	(.36)	.82
Distributions from net investment income	(.02)	-	(.04)	-	-	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.57	$ 14.35	$ 12.87	$ 9.79	$ 9.73	$ 10.09
Total ReturnB, C, D	1.68%J	11.50%	32.00%	.62%	(3.57)%	8.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99%A	1.98%	2.04%	2.03%	2.01%	2.02%
Expenses net of fee waivers, if any	1.99%A	1.98%	2.04%	2.03%	2.01%	2.02%
Expenses net of all reductions	1.99%A	1.98%	1.97%	1.94%	1.96%	1.97%
Net investment income (loss)	(.35)%A	(.08)%	.56%	(.03)%	(.98)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,620	$ 5,540	$ 6,511	$ 5,745	$ 7,480	$ 10,992
Portfolio turnover rateG	42% A	49%	288%	441%	260%	254%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 1.45%.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 12.75	$ 9.70	$ 9.65	$ 10.00	$ 9.25
Income from Investment Operations
Net investment income (loss) E	(.02)	- I	.06	- I	(.10)	(.09)
Net realized and unrealized gain (loss)	.27J	1.48	3.03	.05	(.25)	.90
Total from investment operations	.25	1.48	3.09	.05	(.35)	.81
Distributions from net investment income	(.04)	(.01)	(.04)	-	-	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.43	$ 14.22	$ 12.75	$ 9.70	$ 9.65	$ 10.00
Total ReturnB, C, D	1.71%J	11.65%	31.98%	.52%	(3.50)%	8.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94%A	1.94%	2.03%	2.03%	2.01%	2.02%
Expenses net of fee waivers, if any	1.94%A	1.94%	2.03%	2.03%	2.01%	2.02%
Expenses net of all reductions	1.94%A	1.93%	1.96%	1.94%	1.96%	1.96%
Net investment income (loss)	(.30)%A	(.03)%	.57%	(.03)%	(.99)%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,481	$ 36,740	$ 29,897	$ 20,875	$ 23,196	$ 30,804
Portfolio turnover rateG	42% A	49%	288%	441%	260%	254%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 1.48%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.34	$ 13.73	$ 10.42	$ 10.28	$ 10.55	$ 9.69
Income from Investment Operations
Net investment income (loss) D	.06	.15	.20	.10	.01	.02
Net realized and unrealized gain (loss)	.29I	1.60	3.25	.06	(.28)	.95
Total from investment operations	.35	1.75	3.45	.16	(.27)	.97
Distributions from net investment income	(.17)	(.13)	(.14)	(.02)	-	(.11)
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	(.17)	(.14)	(.14)	(.02)	-	(.11)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 15.52	$ 15.34	$ 13.73	$ 10.42	$ 10.28	$ 10.55
Total ReturnB, C	2.25%I	12.85%	33.45%	1.61%	(2.56)%	9.99%
Ratios to Average Net Assets E, G
Expenses before reductions	.86%A	.87%	.96%	.98%	.96%	.99%
Expenses net of fee waivers, if any	.86%A	.87%	.96%	.98%	.96%	.99%
Expenses net of all reductions	.86%A	.86%	.88%	.89%	.91%	.94%
Net investment income (loss)	.78%A	1.04%	1.65%	1.02%	.07%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,480	$ 16,164	$ 9,275	$ 5,596	$ 8,162	$ 5,158
Portfolio turnover rateF	42% A	49%	288%	441%	260%	254%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been .63%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,982,460
Gross unrealized depreciation	(6,592,609)
Net unrealized appreciation (depreciation) on securities	$ 15,389,851

Tax cost	$ 176,119,903

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (35,189,589)
2018	(23,251,884)
2019	(450,657)
Total capital loss carryforward	$ (58,892,130)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $52,414,330 and $36,447,119, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 103,337	$ 1,366
Class T	.25%	.25%	80,850	-
Class B	.75%	.25%	26,535	19,901
Class C	.75%	.25%	195,209	41,829
			$ 405,931	$ 63,096

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,947
Class T	2,144
Class B*	1,732
Class C*	3,300
$ 31,123

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 110,559.27
Class T	47,249.29
Class B	8,085.30
Class C	48,370.25
Institutional Class	17,754.17
	$ 232,017

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,053 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $121 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security

Semiannual Report

7. Security Lending - continued

lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,760.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,279 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 677,086	$ 405,756
Class T	166,609	104,978
Class B	7,587	-
Class C	95,653	31,349
Institutional Class	227,501	105,110
Total	$ 1,174,436	$ 647,193
From net realized gain
Class A	$ -	$ 43,910
Class T	-	20,144
Institutional Class	-	8,484
Total	$ -	$ 72,538

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	1,248,058	1,697,938	$ 19,768,874	$ 24,378,496
Reinvestment of distributions	37,600	28,780	601,602	390,562
Shares redeemed	(784,908)	(1,342,224)	(12,212,188)	(19,118,798)
Net increase (decrease)	500,750	384,494	$ 8,158,288	$ 5,650,260
Class T
Shares sold	98,895	306,863	$ 1,537,479	$ 4,347,352
Reinvestment of distributions	9,927	8,794	158,623	118,136
Shares redeemed	(181,402)	(486,368)	(2,791,224)	(6,897,348)
Net increase (decrease)	(72,580)	(170,711)	$ (1,095,122)	$ (2,431,860)
Class B
Shares sold	2,469	29,215	$ 36,438	$ 390,860
Reinvestment of distributions	462	-	7,229	-
Shares redeemed	(71,941)	(149,230)	(1,087,741)	(2,060,292)
Net increase (decrease)	(69,010)	(120,015)	$ (1,044,074)	$ (1,669,432)
Class C
Shares sold	429,363	859,537	$ 6,386,218	$ 11,703,173
Reinvestment of distributions	5,490	2,148	84,931	26,657
Shares redeemed	(352,282)	(621,486)	(5,176,463)	(8,469,563)
Net increase (decrease)	82,571	240,199	$ 1,294,686	$ 3,260,267

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Institutional Class
Shares sold	1,483,302	823,593	$ 23,992,193	$ 12,007,905
Reinvestment of distributions	9,845	5,144	161,164	71,934
Shares redeemed	(647,709)	(450,058)	(10,338,385)	(6,746,937)
Net increase (decrease)	845,438	378,679	$ 13,814,972	$ 5,332,902

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.06%
Actual		$ 1,000.00	$ 1,168.80	$ 5.79
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.32%
Actual		$ 1,000.00	$ 1,167.10	$ 7.21
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.72
Class B	1.87%
Actual		$ 1,000.00	$ 1,164.20	$ 10.20
HypotheticalA		$ 1,000.00	$ 1,015.78	$ 9.50
Class C	1.81%
Actual		$ 1,000.00	$ 1,164.10	$ 9.87
HypotheticalA		$ 1,000.00	$ 1,016.08	$ 9.20
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,170.10	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Actavis PLC	7.5	6.9
Medtronic PLC	5.7	5.6
Amgen, Inc.	4.7	2.1
McKesson Corp.	4.3	5.3
Boston Scientific Corp.	3.7	3.1
Celgene Corp.	3.3	1.3
Mallinckrodt PLC	3.1	0.0
Shire PLC sponsored ADR	3.0	4.9
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.7	2.4
Alexion Pharmaceuticals, Inc.	2.6	3.3
	40.6
Top Industries (% of fund's net assets)
As of January 31, 2015
Pharmaceuticals	29.4%
Biotechnology	27.4%
Health Care Equipment & Supplies	19.0%
Health Care Providers & Services	12.2%
Health Care Technology	4.4%
All Others*	7.6%

As of July 31, 2014
Pharmaceuticals	30.4%
Biotechnology	24.2%
Health Care Equipment & Supplies	16.8%
Health Care Providers & Services	14.3%
Life Sciences Tools & Services	6.0%
All Others*	8.3%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Health Care Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BIOTECHNOLOGY - 27.4%
Biotechnology - 27.4%
Acceleron Pharma, Inc. (a)	68,738	$ 2,713,089
Achillion Pharmaceuticals, Inc. (a)	350,644	5,207,063
Acorda Therapeutics, Inc. (a)	137,247	5,702,613
Actelion Ltd.	65,456	7,271,305
Advaxis, Inc. (a)	320,100	3,152,985
Alexion Pharmaceuticals, Inc. (a)	302,214	55,377,693
Alnylam Pharmaceuticals, Inc. (a)	86,000	8,069,380
Amgen, Inc.	660,996	100,643,251
Array BioPharma, Inc. (a)(d)	800,000	5,728,000
Ascendis Pharma A/S	103,900	2,060,337
Auspex Pharmaceuticals, Inc.	135,100	8,301,895
Avalanche Biotechnologies, Inc. (a)	37,152	1,474,191
BioCryst Pharmaceuticals, Inc. (a)	323,700	3,295,266
Biogen Idec, Inc. (a)	61,684	24,004,945
BioMarin Pharmaceutical, Inc. (a)	233,800	22,716,008
Celgene Corp. (a)	603,300	71,889,228
Celldex Therapeutics, Inc. (a)	82,500	1,767,150
Clovis Oncology, Inc. (a)	91,890	5,990,309
Discovery Laboratories, Inc. (a)	1,296,633	1,802,320
Dyax Corp. (a)	363,300	5,489,463
Flexion Therapeutics, Inc.	196,500	4,045,935
Gilead Sciences, Inc. (a)	476,086	49,908,095
Innate Pharma SA (a)(d)	299,200	3,117,245
Insmed, Inc. (a)	302,519	4,676,944
Intercept Pharmaceuticals, Inc. (a)	45,121	9,070,675
Mirati Therapeutics, Inc. (a)	28,228	585,731
Neurocrine Biosciences, Inc. (a)	560,000	18,849,600
Pharmacyclics, Inc. (a)	104,200	17,583,750
PTC Therapeutics, Inc. (a)	137,000	7,522,670
Puma Biotechnology, Inc. (a)	229,358	48,412,887
Spark Therapeutics, Inc.	2,100	48,300
Synageva BioPharma Corp. (a)	21,900	2,523,318
T2 Biosystems, Inc. (d)	83,700	1,810,431
Tekmira Pharmaceuticals Corp. (a)	84,400	2,161,484
Ultragenyx Pharmaceutical, Inc.	162,677	9,451,534
United Therapeutics Corp. (a)	65,300	9,215,789
Vanda Pharmaceuticals, Inc. (a)	572,729	6,374,474
Vertex Pharmaceuticals, Inc. (a)	499,900	55,058,986
		593,074,339
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	188,335	4,105,703
ELECTRONIC EQUIPMENT & COMPONENTS - 0.6%
Electronic Equipment & Instruments - 0.6%
Keysight Technologies, Inc. (a)	398,750	13,314,263
HEALTH CARE EQUIPMENT & SUPPLIES - 19.0%
Health Care Equipment - 17.0%
Atricure, Inc. (a)	280,000	5,555,200
Boston Scientific Corp. (a)	5,400,000	79,974,000

	Shares	Value
CONMED Corp.	240,000	$ 11,433,600
Edwards Lifesciences Corp. (a)	163,653	20,513,904
HeartWare International, Inc. (a)	171,671	14,339,679
Lumenis Ltd. Class B	266,766	2,739,687
Medtronic PLC	1,712,432	122,267,645
Neovasc, Inc. (a)	1,000,000	9,350,000
Nevro Corp.	101,400	4,619,784
NxStage Medical, Inc. (a)	508,700	9,100,643
PW Medtech Group Ltd. (a)	4,226,000	1,846,223
ResMed, Inc. (d)	272,600	17,029,322
Roka Bioscience, Inc. (e)	124,300	500,929
Smith & Nephew PLC sponsored ADR	160,000	5,728,000
Steris Corp.	128,584	8,386,248
Tornier NV (a)	443,100	10,709,727
Zeltiq Aesthetics, Inc. (a)	247,318	7,966,113
Zimmer Holdings, Inc.	313,300	35,120,930
		367,181,634
Health Care Supplies - 2.0%
DENTSPLY International, Inc.	170,000	8,504,250
Derma Sciences, Inc. (a)	224,595	1,931,517
Endologix, Inc. (a)	400,000	5,572,000
The Cooper Companies, Inc.	176,400	27,809,460
		43,817,227
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		410,998,861
HEALTH CARE PROVIDERS & SERVICES - 12.1%
Health Care Distributors & Services - 5.8%
Amplifon SpA	693,695	4,154,539
Cardinal Health, Inc.	215,000	17,885,850
EBOS Group Ltd.	864,595	5,944,391
McKesson Corp.	439,409	93,440,324
United Drug PLC (United Kingdom)	519,800	3,060,445
		124,485,549
Health Care Facilities - 2.6%
Brookdale Senior Living, Inc. (a)	373,170	12,594,488
HCA Holdings, Inc. (a)	237,500	16,815,000
Surgical Care Affiliates, Inc. (a)	308,500	9,949,125
Universal Health Services, Inc. Class B	163,627	16,776,676
		56,135,289
Health Care Services - 0.6%
Air Methods Corp. (a)	310,285	12,892,342
Managed Health Care - 3.1%
Cigna Corp.	210,412	22,478,314
Humana, Inc.	144,837	21,209,930
UnitedHealth Group, Inc.	161,524	17,161,925
Wellcare Health Plans, Inc. (a)	94,900	6,913,465
		67,763,634
TOTAL HEALTH CARE PROVIDERS & SERVICES		261,276,814
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 4.4%
Health Care Technology - 4.4%
athenahealth, Inc. (a)(d)	140,800	$ 19,671,168
Castlight Health, Inc.	336,800	2,990,784
Castlight Health, Inc. Class B (a)	15,400	136,752
Cerner Corp. (a)	619,996	41,136,735
Connecture, Inc.	500,000	4,750,000
HealthStream, Inc. (a)	304,612	8,608,335
Medidata Solutions, Inc. (a)	294,074	12,642,241
Veeva Systems, Inc. Class A (a)	192,000	5,521,920
		95,457,935
INDUSTRIAL CONGLOMERATES - 1.1%
Industrial Conglomerates - 1.1%
Danaher Corp.	284,123	23,406,053
LIFE SCIENCES TOOLS & SERVICES - 3.3%
Life Sciences Tools & Services - 3.3%
Agilent Technologies, Inc.	746,400	28,191,528
Bruker Corp. (a)	532,953	10,051,494
Illumina, Inc. (a)	39,689	7,746,896
PRA Health Sciences, Inc.	341,743	8,929,745
Thermo Fisher Scientific, Inc.	138,192	17,303,020
		72,222,683
PHARMACEUTICALS - 29.4%
Pharmaceuticals - 29.4%
AbbVie, Inc.	214,853	12,966,379
Actavis PLC (a)	610,755	162,790,636
Bristol-Myers Squibb Co.	299,203	18,032,965
Dechra Pharmaceuticals PLC	430,000	5,602,311
Eisai Co. Ltd.	131,700	6,566,345
Endo Health Solutions, Inc. (a)	187,800	14,950,758
Jazz Pharmaceuticals PLC (a)	150,626	25,507,007
Jiangsu Hengrui Medicine Co. Ltd.	999,943	6,467,636
Mallinckrodt PLC (a)	626,700	66,423,933
Meda AB (A Shares)	318,030	4,485,521
Merck & Co., Inc.	327,233	19,725,605
Mylan, Inc. (a)	572,057	30,404,830
Omeros Corp. (a)	298,200	6,631,968
Pacira Pharmaceuticals, Inc. (a)	101,400	10,885,290
Perrigo Co. PLC	299,256	45,409,105
Prestige Brands Holdings, Inc. (a)	454,700	15,578,022
Relypsa, Inc. (a)(d)	126,103	4,429,998
Sanofi SA sponsored ADR	469,400	21,634,646
Shire PLC sponsored ADR	299,200	65,602,592
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,022,383	58,132,697
TherapeuticsMD, Inc. (a)	1,017,320	4,130,319
UCB SA	84,200	6,562,220
Valeant Pharmaceuticals International (Canada) (a)	81,100	12,966,937
ZS Pharma, Inc.	190,000	8,536,700
		634,424,420

	Shares	Value
PROFESSIONAL SERVICES - 0.5%
Human Resource & Employment Services - 0.5%
WageWorks, Inc. (a)	186,495	$ 10,264,685
TOTAL COMMON STOCKS (Cost $1,684,895,774)		2,118,545,756
Convertible Preferred Stocks - 0.1%

HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (f) (Cost $2,121,583)	322,145	2,432,195
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.13% (b)	75,550,167	75,550,167
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	16,770,523	16,770,523
TOTAL MONEY MARKET FUNDS (Cost $92,320,690)		92,320,690
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,779,338,047)		2,213,298,641
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(50,995,582)
NET ASSETS - 100%		$ 2,162,303,059
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $500,929 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,432,195 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 2,121,583
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,681
Fidelity Securities Lending Cash Central Fund	88,292
Total	$ 113,973
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,118,545,756	$ 2,103,665,552	$ 14,880,204	$ -
Convertible Preferred Stocks	2,432,195	-	-	2,432,195
Money Market Funds	92,320,690	92,320,690	-	-
Total Investments in Securities:	$ 2,213,298,641	$ 2,195,986,242	$ 14,880,204	$ 2,432,195
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	68.3%
Ireland	20.5%
Bailiwick of Jersey	3.0%
Israel	2.8%
France	1.1%
Canada	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,137,487) - See accompanying schedule: Unaffiliated issuers (cost $1,687,017,357)	$ 2,120,977,951
Fidelity Central Funds (cost $92,320,690)	92,320,690
Total Investments (cost $1,779,338,047)		$ 2,213,298,641
Receivable for investments sold		27,579,646
Receivable for fund shares sold		13,958,431
Dividends receivable		310,778
Distributions receivable from Fidelity Central Funds		26,614
Prepaid expenses		6,259
Other receivables		20,153
Total assets		2,255,200,522

Liabilities
Payable to custodian bank	$ 1,994
Payable for investments purchased	71,640,220
Payable for fund shares redeemed	2,433,265
Accrued management fee	958,325
Distribution and service plan fees payable	651,941
Other affiliated payables	370,195
Other payables and accrued expenses	71,000
Collateral on securities loaned, at value	16,770,523
Total liabilities		92,897,463

Net Assets		$ 2,162,303,059
Net Assets consist of:
Paid in capital		$ 1,649,201,731
Accumulated net investment loss		(10,196,183)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		89,340,130
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		433,957,381
Net Assets		$ 2,162,303,059

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($905,382,916 ÷ 22,991,586 shares)	$ 39.38

Maximum offering price per share (100/94.25 of $39.38)	$ 41.78
Class T: Net Asset Value and redemption price per share ($273,504,624 ÷ 7,340,586 shares)	$ 37.26

Maximum offering price per share (100/96.50 of $37.26)	$ 38.61
Class B: Net Asset Value and offering price per share ($13,339,811 ÷ 403,527 shares)A	$ 33.06

Class C: Net Asset Value and offering price per share ($431,922,722 ÷ 13,180,008 shares)A	$ 32.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($538,152,986 ÷ 12,737,535 shares)	$ 42.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 4,449,883
Income from Fidelity Central Funds		113,973
Total income		4,563,856

Expenses
Management fee	$ 4,809,765
Transfer agent fees	1,739,718
Distribution and service plan fees	3,276,255
Accounting and security lending fees	270,607
Custodian fees and expenses	30,336
Independent trustees' compensation	14,836
Registration fees	141,947
Audit	25,627
Legal	8,106
Miscellaneous	7,158
Total expenses before reductions	10,324,355
Expense reductions	(28,346)	10,296,009
Net investment income (loss)		(5,732,153)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	159,269,917
Foreign currency transactions	(11,314)
Total net realized gain (loss)		159,258,603
Change in net unrealized appreciation (depreciation) on: Investment securities	109,639,294
Assets and liabilities in foreign currencies	(3,121)
Total change in net unrealized appreciation (depreciation)		109,636,173
Net gain (loss)		268,894,776
Net increase (decrease) in net assets resulting from operations		$ 263,162,623

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,732,153)	$ (7,157,995)
Net realized gain (loss)	159,258,603	181,443,195
Change in net unrealized appreciation (depreciation)	109,636,173	110,916,113
Net increase (decrease) in net assets resulting from operations	263,162,623	285,201,313
Distributions to shareholders from net realized gain	(188,666,047)	(91,415,211)
Share transactions - net increase (decrease)	692,888,117	462,114,251
Redemption fees	32,821	59,322
Total increase (decrease) in net assets	767,417,514	655,959,675

Net Assets
Beginning of period	1,394,885,545	738,925,870
End of period (including accumulated net investment loss of $10,196,183 and accumulated net investment loss of $4,464,030, respectively)	$ 2,162,303,059	$ 1,394,885,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.72	$ 31.29	$ 24.35	$ 25.60	$ 19.01	$ 17.15
Income from Investment Operations
Net investment income (loss) E	(.10)	(.18)	- I	(.04)	(.10)	(.07)
Net realized and unrealized gain (loss)	6.15	10.13	9.53	1.43	6.69	1.93
Total from investment operations	6.05	9.95	9.53	1.39	6.59	1.86
Distributions from net realized gain	(4.39)	(3.52)	(2.59)	(2.64)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.38	$ 37.72	$ 31.29	$ 24.35	$ 25.60	$ 19.01
Total ReturnB, C, D	16.88%	34.79%	42.77%	7.58%	34.67%	10.85%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06%A	1.08%	1.14%	1.19%	1.19%	1.22%
Expenses net of fee waivers, if any	1.06%A	1.08%	1.14%	1.19%	1.19%	1.22%
Expenses net of all reductions	1.05%A	1.07%	1.13%	1.18%	1.18%	1.21%
Net investment income (loss)	(.53)%A	(.54)%	(.01)%	(.18)%	(.43)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 905,383	$ 613,995	$ 365,416	$ 233,188	$ 224,704	$ 179,586
Portfolio turnover rateG	96% A	111%	92%	124%	125%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.87	$ 29.91	$ 23.42	$ 24.80	$ 18.46	$ 16.69
Income from Investment Operations
Net investment income (loss) E	(.14)	(.26)	(.07)	(.09)	(.16)	(.12)
Net realized and unrealized gain (loss)	5.83	9.67	9.13	1.35	6.50	1.89
Total from investment operations	5.69	9.41	9.06	1.26	6.34	1.77
Distributions from net realized gain	(4.30)	(3.45)	(2.57)	(2.64)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 37.26	$ 35.87	$ 29.91	$ 23.42	$ 24.80	$ 18.46
Total ReturnB, C, D	16.71%	34.49%	42.39%	7.27%	34.34%	10.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.32%A	1.34%	1.39%	1.43%	1.44%	1.47%
Expenses net of fee waivers, if any	1.32%A	1.34%	1.39%	1.43%	1.44%	1.47%
Expenses net of all reductions	1.32%A	1.34%	1.38%	1.43%	1.43%	1.46%
Net investment income (loss)	(.79)%A	(.80)%	(.26)%	(.42)%	(.69)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 273,505	$ 216,973	$ 158,611	$ 117,969	$ 123,606	$ 100,883
Portfolio turnover rateG	96% A	111%	92%	124%	125%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 32.17	$ 27.16	$ 21.55	$ 23.15	$ 17.32	$ 15.74
Income from Investment Operations
Net investment income (loss) E	(.22)	(.40)	(.18)	(.19)	(.25)	(.20)
Net realized and unrealized gain (loss)	5.21	8.71	8.31	1.23	6.08	1.78
Total from investment operations	4.99	8.31	8.13	1.04	5.83	1.58
Distributions from net realized gain	(4.10)	(3.30)	(2.52)	(2.64)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.06	$ 32.17	$ 27.16	$ 21.55	$ 23.15	$ 17.32
Total ReturnB, C, D	16.42%	33.72%	41.61%	6.78%	33.66%	10.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87%A	1.91%	1.93%	1.94%	1.94%	1.97%
Expenses net of fee waivers, if any	1.87%A	1.91%	1.93%	1.94%	1.94%	1.97%
Expenses net of all reductions	1.86%A	1.90%	1.91%	1.93%	1.93%	1.96%
Net investment income (loss)	(1.34)%A	(1.37)%	(.80)%	(.93)%	(1.19)%	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,340	$ 13,405	$ 14,517	$ 15,403	$ 20,365	$ 23,543
Portfolio turnover rateG	96% A	111%	92%	124%	125%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 32.03	$ 27.11	$ 21.51	$ 23.11	$ 17.29	$ 15.70
Income from Investment Operations
Net investment income (loss) E	(.21)	(.38)	(.17)	(.18)	(.24)	(.19)
Net realized and unrealized gain (loss)	5.17	8.68	8.31	1.22	6.06	1.78
Total from investment operations	4.96	8.30	8.14	1.04	5.82	1.59
Distributions from net realized gain	(4.22)	(3.38)	(2.54)	(2.64)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 32.77	$ 32.03	$ 27.11	$ 21.51	$ 23.11	$ 17.29
Total ReturnB, C, D	16.41%	33.83%	41.74%	6.80%	33.66%	10.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81%A	1.83%	1.87%	1.90%	1.90%	1.94%
Expenses net of fee waivers, if any	1.81%A	1.83%	1.87%	1.90%	1.90%	1.94%
Expenses net of all reductions	1.81%A	1.82%	1.85%	1.89%	1.89%	1.93%
Net investment income (loss)	(1.29)%A	(1.29)%	(.74)%	(.89)%	(1.15)%	(1.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 431,923	$ 257,859	$ 125,965	$ 78,763	$ 77,749	$ 60,861
Portfolio turnover rateG	96% A	111%	92%	124%	125%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 33.12	$ 25.60	$ 26.69	$ 19.77	$ 17.78
Income from Investment Operations
Net investment income (loss) D	(.06)	(.10)	.07	.03	(.03)	(.02)
Net realized and unrealized gain (loss)	6.57	10.80	10.07	1.52	6.95	2.01
Total from investment operations	6.51	10.70	10.14	1.55	6.92	1.99
Distributions from net realized gain	(4.48)	(3.60)	(2.62)	(2.64)	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 42.25	$ 40.22	$ 33.12	$ 25.60	$ 26.69	$ 19.77
Total ReturnB, C	17.01%	35.21%	43.12%	7.91%	35.00%	11.19%
Ratios to Average Net Assets E, G
Expenses before reductions	.80%A	.81%	.87%	.89%	.89%	.96%
Expenses net of fee waivers, if any	.80%A	.81%	.87%	.89%	.89%	.96%
Expenses net of all reductions	.79%A	.81%	.85%	.88%	.88%	.95%
Net investment income (loss)	(.27)%A	(.27)%	.26%	.12%	(.13)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 538,153	$ 292,654	$ 74,417	$ 40,737	$ 45,243	$ 14,172
Portfolio turnover rateF	96% A	111%	92%	124%	125%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 464,003,715
Gross unrealized depreciation	(32,248,388)
Net unrealized appreciation (depreciation) on securities	$ 431,755,327

Tax cost	$ 1,781,543,314

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,315,436,051 and $831,453,923, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 931,787	$ 7,837
Class T	.25%	.25%	611,490	-
Class B	.75%	.25%	67,261	50,446
Class C	.75%	.25%	1,665,717	608,564
			$ 3,276,255	$ 666,847

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 498,580
Class T	49,783
Class B*	719
Class C*	29,444
$ 578,526

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 737,419.20
Class T	259,101.21
Class B	17,452.26
Class C	334,902.20
Institutional Class	390,844.19
	$ 1,739,718

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,640 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,112 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $88,292.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $28,333 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net realized gain
Class A	$ 79,205,725	$ 43,930,276
Class T	27,287,168	18,842,643
Class B	1,660,970	1,694,148
Class C	39,450,704	17,484,352
Institutional Class	41,061,480	9,463,792
Total	$ 188,666,047	$ 91,415,211

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	6,936,609	7,083,573	$ 266,444,360	$ 246,500,176
Reinvestment of distributions	1,907,449	1,286,052	71,990,364	39,516,716
Shares redeemed	(2,128,436)	(3,773,574)	(80,576,239)	(131,027,775)
Net increase (decrease)	6,715,622	4,596,051	$ 257,858,485	$ 154,989,117
Class T
Shares sold	1,003,136	1,019,177	$ 36,649,544	$ 33,380,934
Reinvestment of distributions	737,477	618,886	26,318,924	18,107,896
Shares redeemed	(449,085)	(891,508)	(16,334,945)	(29,012,294)
Net increase (decrease)	1,291,528	746,555	$ 46,633,523	$ 22,476,536
Class B
Shares sold	24,635	52,714	$ 790,758	$ 1,492,321
Reinvestment of distributions	47,751	57,285	1,514,650	1,511,205
Shares redeemed	(85,492)	(227,802)	(2,764,012)	(6,589,471)
Net increase (decrease)	(13,106)	(117,803)	$ (458,604)	$ (3,585,945)
Class C
Shares sold	4,661,873	3,765,135	$ 150,473,590	$ 111,711,536
Reinvestment of distributions	1,088,198	567,385	34,382,822	14,940,641
Shares redeemed	(621,249)	(928,018)	(20,040,369)	(27,242,442)
Net increase (decrease)	5,128,822	3,404,502	$ 164,816,043	$ 99,409,735
Institutional Class
Shares sold	6,351,359	6,450,084	$ 260,365,044	$ 241,929,933
Reinvestment of distributions	926,189	259,255	37,490,066	8,481,841
Shares redeemed	(1,817,114)	(1,678,853)	(73,816,440)	(61,586,966)
Net increase (decrease)	5,460,434	5,030,486	$ 224,038,670	$ 188,824,808

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.07%
Actual		$ 1,000.00	$ 1,051.90	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class T	1.33%
Actual		$ 1,000.00	$ 1,050.60	$ 6.87
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.77
Class B	1.87%
Actual		$ 1,000.00	$ 1,047.80	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.78	$ 9.50
Class C	1.83%
Actual		$ 1,000.00	$ 1,048.00	$ 9.45
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,053.40	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	8.1	6.2
Danaher Corp.	6.8	5.8
The Boeing Co.	5.5	5.0
Union Pacific Corp.	5.4	4.9
FedEx Corp.	5.3	4.2
Honeywell International, Inc.	4.8	4.0
J.B. Hunt Transport Services, Inc.	3.2	2.3
Delta Air Lines, Inc.	2.8	2.2
American Airlines Group, Inc.	2.5	1.7
A.O. Smith Corp.	2.3	1.7
	46.7
Top Industries (% of fund's net assets)
As of January 31, 2015
Aerospace & Defense	29.3%
Machinery	12.7%
Road & Rail	11.6%
Professional Services	9.5%
Industrial Conglomerates	8.7%
All Others*	28.2%

As of July 31, 2014
Aerospace & Defense	22.3%
Machinery	17.2%
Electrical Equipment	9.7%
Industrial Conglomerates	9.6%
Professional Services	9.2%
All Others*	32.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Industrials Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AEROSPACE & DEFENSE - 29.3%
Aerospace & Defense - 29.3%
General Dynamics Corp.	145,662	$ 19,403,635
Honeywell International, Inc.	408,433	39,928,410
L-3 Communications Holdings, Inc.	81,600	10,046,592
Northrop Grumman Corp.	112,200	17,609,790
Orbital Sciences Corp. (a)	107,600	3,022,484
Raytheon Co.	166,900	16,698,345
Teledyne Technologies, Inc. (a)	98,065	9,320,098
Textron, Inc.	355,678	15,137,656
The Boeing Co.	313,329	45,548,637
United Technologies Corp.	591,651	67,909,702
		244,625,349
AIR FREIGHT & LOGISTICS - 5.3%
Air Freight & Logistics - 5.3%
FedEx Corp.	260,188	44,000,393
AIRLINES - 6.6%
Airlines - 6.6%
American Airlines Group, Inc.	421,932	20,708,423
Delta Air Lines, Inc.	491,200	23,238,672
United Continental Holdings, Inc. (a)	159,900	11,092,263
		55,039,358
BUILDING PRODUCTS - 4.1%
Building Products - 4.1%
A.O. Smith Corp.	329,142	19,554,326
Lennox International, Inc.	151,904	14,933,682
		34,488,008
COMMERCIAL SERVICES & SUPPLIES - 4.4%
Diversified Support Services - 1.5%
KAR Auction Services, Inc.	360,400	12,293,244
Environmental & Facility Services - 0.9%
Waste Connections, Inc.	179,600	7,762,312
Office Services & Supplies - 1.0%
West Corp.	259,632	8,489,966
Security & Alarm Services - 1.0%
Tyco International Ltd.	202,600	8,268,106
TOTAL COMMERCIAL SERVICES & SUPPLIES		36,813,628
CONSTRUCTION & ENGINEERING - 2.4%
Construction & Engineering - 2.4%
AECOM Technology Corp. (a)	208,521	5,300,604
EMCOR Group, Inc.	218,741	8,828,387
Jacobs Engineering Group, Inc. (a)	149,500	5,695,950
		19,824,941
CONSTRUCTION MATERIALS - 0.4%
Construction Materials - 0.4%
Caesarstone Sdot-Yam Ltd.	48,492	3,011,353

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc.	154,300	$ 4,360,518
ELECTRICAL EQUIPMENT - 2.5%
Electrical Components & Equipment - 1.4%
EnerSys	89,023	5,197,163
Hubbell, Inc. Class B	62,326	6,609,049
		11,806,212
Heavy Electrical Equipment - 1.1%
Babcock & Wilcox Co.	349,200	9,508,716
TOTAL ELECTRICAL EQUIPMENT		21,314,928
ENERGY EQUIPMENT & SERVICES - 0.4%
Oil & Gas Equipment & Services - 0.4%
Aspen Aerogels, Inc.	388,696	2,977,411
INDUSTRIAL CONGLOMERATES - 8.7%
Industrial Conglomerates - 8.7%
Danaher Corp.	692,632	57,059,024
General Electric Co.	655,048	15,649,097
		72,708,121
MACHINERY - 12.7%
Agricultural & Farm Machinery - 2.2%
Deere & Co.	215,050	18,320,110
Construction Machinery & Heavy Trucks - 3.8%
Caterpillar, Inc.	219,753	17,573,647
Manitowoc Co., Inc.	756,856	14,153,207
		31,726,854
Industrial Machinery - 6.7%
Global Brass & Copper Holdings, Inc.	106,540	1,398,870
Hyster-Yale Materials Handling Class A	15,540	973,581
IDEX Corp.	145,429	10,521,788
Ingersoll-Rand PLC	229,800	15,258,720
Pall Corp.	171,416	16,586,212
Valmont Industries, Inc. (d)	97,909	11,760,829
		56,500,000
TOTAL MACHINERY		106,546,964
PROFESSIONAL SERVICES - 9.5%
Human Resource & Employment Services - 2.2%
Towers Watson & Co.	155,984	18,484,104
Research & Consulting Services - 7.3%
Corporate Executive Board Co.	130,400	8,935,008
Dun & Bradstreet Corp.	133,296	15,343,703
Huron Consulting Group, Inc. (a)	176,520	13,277,834
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - continued
Nielsen Holdings B.V.	263,312	$ 11,469,871
Verisk Analytics, Inc. (a)	189,044	12,164,981
		61,191,397
TOTAL PROFESSIONAL SERVICES		79,675,501
ROAD & RAIL - 11.6%
Railroads - 7.0%
CSX Corp.	412,400	13,732,920
Union Pacific Corp.	383,928	45,000,201
		58,733,121
Trucking - 4.6%
Hertz Global Holdings, Inc. (a)	154,700	3,174,444
J.B. Hunt Transport Services, Inc.	336,984	26,827,296
Swift Transporation Co. (a)	335,000	8,234,300
		38,236,040
TOTAL ROAD & RAIL		96,969,161
TRADING COMPANIES & DISTRIBUTORS - 1.3%
Trading Companies & Distributors - 1.3%
HD Supply Holdings, Inc. (a)	380,300	10,964,049
TOTAL COMMON STOCKS (Cost $680,917,498)		833,319,683
Money Market Funds - 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	308	$ 308
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	5,940,900	5,940,900
TOTAL MONEY MARKET FUNDS (Cost $5,941,208)		5,941,208
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $686,858,706)		839,260,891
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,258,936)
NET ASSETS - 100%		$ 836,001,955
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,827
Fidelity Securities Lending Cash Central Fund	103,402
Total	$ 108,229
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,801,796) - See accompanying schedule: Unaffiliated issuers (cost $680,917,498)	$ 833,319,683
Fidelity Central Funds (cost $5,941,208)	5,941,208
Total Investments (cost $686,858,706)		$ 839,260,891
Cash		26,234
Receivable for investments sold		11,762,822
Receivable for fund shares sold		1,267,195
Dividends receivable		565,814
Distributions receivable from Fidelity Central Funds		6,786
Prepaid expenses		4,153
Other receivables		6,093
Total assets		852,899,988

Liabilities
Payable for investments purchased	$ 5,880,873
Payable for fund shares redeemed	2,563,289
Accrued management fee	393,508
Distribution and service plan fees payable	248,889
Notes payable to affiliates	1,650,000
Other affiliated payables	168,791
Other payables and accrued expenses	51,783
Collateral on securities loaned, at value	5,940,900
Total liabilities		16,898,033

Net Assets		$ 836,001,955
Net Assets consist of:
Paid in capital		$ 677,018,695
Distributions in excess of net investment income		(612,093)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,194,295
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,401,058
Net Assets		$ 836,001,955

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($357,511,756 ÷ 9,919,433 shares)	$ 36.04

Maximum offering price per share (100/94.25 of $36.04)	$ 38.24
Class T: Net Asset Value and redemption price per share ($90,250,244 ÷ 2,549,744 shares)	$ 35.40

Maximum offering price per share (100/96.50 of $35.40)	$ 36.68
Class B: Net Asset Value and offering price per share ($9,928,948 ÷ 301,538 shares)A	$ 32.93

Class C: Net Asset Value and offering price per share ($147,968,163 ÷ 4,455,435 shares)A	$ 33.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,342,844 ÷ 6,132,294 shares)	$ 37.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 6,073,079
Income from Fidelity Central Funds		108,229
Total income		6,181,308

Expenses
Management fee	$ 2,384,429
Transfer agent fees	872,996
Distribution and service plan fees	1,501,433
Accounting and security lending fees	150,384
Custodian fees and expenses	8,563
Independent trustees' compensation	8,056
Registration fees	94,774
Audit	22,434
Legal	4,860
Interest	77
Miscellaneous	4,721
Total expenses before reductions	5,052,727
Expense reductions	(7,315)	5,045,412
Net investment income (loss)		1,135,896
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,918,015
Foreign currency transactions	(513)
Total net realized gain (loss)		20,917,502
Change in net unrealized appreciation (depreciation) on: Investment securities	20,711,594
Assets and liabilities in foreign currencies	(1,615)
Total change in net unrealized appreciation (depreciation)		20,709,979
Net gain (loss)		41,627,481
Net increase (decrease) in net assets resulting from operations		$ 42,763,377

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,135,896	$ 1,948,813
Net realized gain (loss)	20,917,502	62,719,747
Change in net unrealized appreciation (depreciation)	20,709,979	7,086,556
Net increase (decrease) in net assets resulting from operations	42,763,377	71,755,116
Distributions to shareholders from net investment income	(2,601,876)	(2,130,491)
Distributions to shareholders from net realized gain	(62,327,925)	(26,777,623)
Total distributions	(64,929,801)	(28,908,114)
Share transactions - net increase (decrease)	(14,156,097)	286,586,081
Redemption fees	9,127	23,406
Total increase (decrease) in net assets	(36,313,394)	329,456,489

Net Assets
Beginning of period	872,315,349	542,858,860
End of period (including distributions in excess of net investment income of $612,093 and undistributed net investment income of $853,887, respectively)	$ 836,001,955	$ 872,315,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.92	$ 34.50	$ 26.18	$ 25.73	$ 21.54	$ 16.87
Income from Investment Operations
Net investment income (loss) E	.07	.13	.23	.20	.09	.06
Net realized and unrealized gain (loss)	1.84	4.01	8.33	.61	4.13	4.68
Total from investment operations	1.91	4.14	8.56	.81	4.22	4.74
Distributions from net investment income	(.11)	(.15)	(.24)	(.11)	(.03)	(.07)
Distributions from net realized gain	(2.68)	(1.58)	-	(.25)	-	-
Total distributions	(2.79)	(1.72) J	(.24)	(.36)	(.03)	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.04	$ 36.92	$ 34.50	$ 26.18	$ 25.73	$ 21.54
Total ReturnB, C, D	5.19%	12.52%	32.92%	3.42%	19.59%	28.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07%A	1.09%	1.11%	1.14%	1.13%	1.18%
Expenses net of fee waivers, if any	1.07%A	1.09%	1.11%	1.14%	1.13%	1.18%
Expenses net of all reductions	1.07%A	1.09%	1.11%	1.14%	1.13%	1.17%
Net investment income (loss)	.36%A	.37%	.77%	.80%	.36%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 357,512	$ 378,826	$ 271,512	$ 192,038	$ 228,106	$ 165,029
Portfolio turnover rateG	80% A	57%	78%	82%	75%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share. J Total distributions of $1.72 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $1.577 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.29	$ 33.93	$ 25.75	$ 25.33	$ 21.24	$ 16.64
Income from Investment Operations
Net investment income (loss) E	.02	.04	.15	.13	.03	.01
Net realized and unrealized gain (loss)	1.81	3.95	8.20	.61	4.07	4.61
Total from investment operations	1.83	3.99	8.35	.74	4.10	4.62
Distributions from net investment income	(.05)	(.06)	(.17)	(.07)	(.01)	(.02)
Distributions from net realized gain	(2.67)	(1.58)	-	(.25)	-	-
Total distributions	(2.72)	(1.63) J	(.17)	(.32)	(.01)	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.40	$ 36.29	$ 33.93	$ 25.75	$ 25.33	$ 21.24
Total ReturnB, C, D	5.06%	12.27%	32.60%	3.15%	19.28%	27.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33%A	1.33%	1.37%	1.40%	1.39%	1.44%
Expenses net of fee waivers, if any	1.33%A	1.33%	1.37%	1.40%	1.39%	1.44%
Expenses net of all reductions	1.33%A	1.33%	1.36%	1.39%	1.38%	1.43%
Net investment income (loss)	.09%A	.12%	.52%	.54%	.10%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,250	$ 90,509	$ 79,172	$ 63,954	$ 71,542	$ 58,202
Portfolio turnover rateG	80% A	57%	78%	82%	75%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.63 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $1.577 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.02	$ 31.97	$ 24.29	$ 23.99	$ 20.22	$ 15.90
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.01)	- J	(.11)	(.09)
Net realized and unrealized gain (loss)	1.69	3.71	7.74	.57	3.88	4.41
Total from investment operations	1.62	3.57	7.73	.57	3.77	4.32
Distributions from net investment income	(.03)	-	(.05)	(.02)	-	-
Distributions from net realized gain	(2.68)	(1.52)	-	(.25)	-	-
Total distributions	(2.71)	(1.52)	(.05)	(.27)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 32.93	$ 34.02	$ 31.97	$ 24.29	$ 23.99	$ 20.22
Total ReturnB, C, D	4.78%	11.64%	31.87%	2.59%	18.64%	27.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.87%A	1.88%	1.92%	1.94%	1.93%	1.97%
Expenses net of fee waivers, if any	1.87%A	1.88%	1.92%	1.94%	1.93%	1.97%
Expenses net of all reductions	1.86%A	1.87%	1.91%	1.94%	1.93%	1.97%
Net investment income (loss)	(.44)%A	(.42)%	(.04)%	-% H	(.44)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,929	$ 12,459	$ 17,502	$ 20,058	$ 28,600	$ 29,048
Portfolio turnover rateG	80% A	57%	78%	82%	75%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.13	$ 32.08	$ 24.38	$ 24.07	$ 20.28	$ 15.94
Income from Investment Operations
Net investment income (loss) E	(.07)	(.13)	.01	.01	(.09)	(.08)
Net realized and unrealized gain (loss)	1.70	3.73	7.75	.58	3.88	4.42
Total from investment operations	1.63	3.60	7.76	.59	3.79	4.34
Distributions from net investment income	-	-	(.06)	(.03)	-	-
Distributions from net realized gain	(2.55)	(1.55)	-	(.25)	-	-
Total distributions	(2.55)	(1.55)	(.06)	(.28)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.21	$ 34.13	$ 32.08	$ 24.38	$ 24.07	$ 20.28
Total ReturnB, C, D	4.80%	11.71%	31.90%	2.67%	18.69%	27.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83%A	1.83%	1.87%	1.89%	1.89%	1.93%
Expenses net of fee waivers, if any	1.83%A	1.83%	1.87%	1.89%	1.89%	1.93%
Expenses net of all reductions	1.82%A	1.83%	1.86%	1.88%	1.88%	1.92%
Net investment income (loss)	(.40)%A	(.38)%	.02%	.05%	(.40)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,968	$ 147,749	$ 89,893	$ 66,289	$ 72,673	$ 51,760
Portfolio turnover rateG	80% A	57%	78%	82%	75%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.42	$ 35.83	$ 27.18	$ 26.69	$ 22.30	$ 17.45
Income from Investment Operations
Net investment income (loss) D	.12	.25	.33	.28	.17	.13
Net realized and unrealized gain (loss)	1.92	4.16	8.64	.63	4.28	4.83
Total from investment operations	2.04	4.41	8.97	.91	4.45	4.96
Distributions from net investment income	(.22)	(.24)	(.32)	(.17)	(.06)	(.11)
Distributions from net realized gain	(2.68)	(1.58)	-	(.25)	-	-
Total distributions	(2.90)	(1.82)	(.32)	(.42)	(.06)	(.11)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 37.56	$ 38.42	$ 35.83	$ 27.18	$ 26.69	$ 22.30
Total ReturnB, C	5.34%	12.82%	33.28%	3.72%	19.95%	28.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.81%A	.81%	.84%	.85%	.85%	.89%
Expenses net of fee waivers, if any	.81%A	.81%	.84%	.85%	.85%	.89%
Expenses net of all reductions	.80%A	.81%	.83%	.85%	.84%	.88%
Net investment income (loss)	.62%A	.64%	1.04%	1.08%	.65%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,343	$ 242,772	$ 84,780	$ 42,850	$ 68,323	$ 29,578
Portfolio turnover rateF	80% A	57%	78%	82%	75%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, original issue discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 164,616,798
Gross unrealized depreciation	(14,042,467)
Net unrealized appreciation (depreciation) on securities	$ 150,574,331

Tax cost	$ 688,686,560

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $346,490,555 and $419,575,919, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 459,377	$ 1,687
Class T	.25%	.25%	230,220	-
Class B	.75%	.25%	55,919	41,939
Class C	.75%	.25%	755,917	217,208
			$ 1,501,433	$ 260,834

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72,905
Class T	7,980
Class B*	2,198
Class C*	23,634
$ 106,717

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 372,401.20
Class T	99,011.22
Class B	13,843.25
Class C	156,549.21
Institutional Class	231,192.19
	$ 872,996

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,871 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 2,839,667.32%		$ 77

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $599 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $103,402.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,304 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 1,073,088	$ 1,245,229
Class T	117,188	134,405
Class B	10,986	-
Institutional Class	1,400,614	750,857
Total	$ 2,601,876	$ 2,130,491
From net realized gain
Class A	$ 26,712,152	$ 13,069,252
Class T	6,664,310	3,703,526
Class B	905,701	784,693
Class C	11,132,693	4,700,595
Institutional Class	16,913,069	4,519,557
Total	$ 62,327,925	$ 26,777,623

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	1,188,692	4,772,547	$ 43,339,285	$ 175,272,457
Reinvestment of distributions	707,344	371,629	25,707,301	12,577,496
Shares redeemed	(2,237,141)	(2,753,437)	(81,207,286)	(102,587,048)
Net increase (decrease)	(341,105)	2,390,739	$ (12,160,700)	$ 85,262,905
Class T
Shares sold	130,709	488,031	$ 4,670,694	$ 17,620,607
Reinvestment of distributions	183,489	111,368	6,551,657	3,695,039
Shares redeemed	(258,791)	(438,393)	(9,213,989)	(15,778,298)
Net increase (decrease)	55,407	161,006	$ 2,008,362	$ 5,537,348
Class B
Shares sold	5,642	23,437	$ 184,865	$ 779,028
Reinvestment of distributions	23,129	20,842	769,253	646,413
Shares redeemed	(93,496)	(225,514)	(3,121,127)	(7,608,429)
Net increase (decrease)	(64,725)	(181,235)	$ (2,167,009)	$ (6,182,988)
Class C
Shares sold	622,545	2,035,151	$ 20,894,321	$ 69,252,170
Reinvestment of distributions	266,313	122,955	8,933,306	3,851,644
Shares redeemed	(762,375)	(631,000)	(25,434,538)	(21,673,420)
Net increase (decrease)	126,483	1,527,106	$ 4,393,089	$ 51,430,394
Institutional Class
Shares sold	1,967,330	5,450,475	$ 74,673,271	$ 209,069,151
Reinvestment of distributions	388,187	116,471	14,699,436	4,133,979
Shares redeemed	(2,541,535)	(1,614,908)	(95,602,546)	(62,664,708)
Net increase (decrease)	(186,018)	3,952,038	$ (6,229,839)	$ 150,538,422

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.10%
Actual		$ 1,000.00	$ 1,027.20	$ 5.62
HypotheticalA		$ 1,000.00	$ 1,019.66	$ 5.60
Class T	1.36%
Actual		$ 1,000.00	$ 1,026.00	$ 6.95
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class B	1.91%
Actual		$ 1,000.00	$ 1,023.00	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Class C	1.86%
Actual		$ 1,000.00	$ 1,023.30	$ 9.49
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,028.90	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	14.1	13.6
Facebook, Inc. Class A	6.6	3.7
Google, Inc. Class C	4.2	4.9
Google, Inc. Class A	4.1	4.4
Yahoo!, Inc.	3.1	2.3
Cisco Systems, Inc.	2.9	0.0
Adobe Systems, Inc.	2.5	0.4
Fidelity National Information Services, Inc.	2.4	2.6
LinkedIn Corp.	2.4	0.5
QUALCOMM, Inc.	2.1	1.0
	44.4
Top Industries (% of fund's net assets)
As of January 31, 2015
Internet Software & Services	29.9%
Technology Hardware, Storage & Peripherals	17.9%
Software	12.8%
Semiconductors & Semiconductor Equipment	9.7%
Communications Equipment	7.2%
All Others*	22.5%

As of July 31, 2014
Internet Software & Services	27.7%
Software	17.2%
Technology Hardware, Storage & Peripherals	17.1%
Semiconductors & Semiconductor Equipment	9.9%
IT Services	8.9%
All Others*	19.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Technology Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AUTOMOBILES - 0.7%
Automobile Manufacturers - 0.7%
Tesla Motors, Inc. (a)(d)	52,209	$ 10,629,752
CHEMICALS - 0.1%
Industrial Gases - 0.1%
Sodiff Advanced Materials Co. Ltd.	14,901	868,411
COMMUNICATIONS EQUIPMENT - 7.2%
Communications Equipment - 7.2%
BYD Electronic International Co. Ltd.	1,615,000	1,689,175
Ciena Corp. (a)	186,400	3,452,128
Cisco Systems, Inc.	1,571,800	41,440,507
CommScope Holding Co., Inc. (a)	283,500	7,967,768
Finisar Corp. (a)	150,200	2,724,628
Ixia (a)	320,525	3,250,124
Juniper Networks, Inc.	223,966	5,090,747
Palo Alto Networks, Inc. (a)	100	12,639
QUALCOMM, Inc.	489,900	30,599,154
Radware Ltd. (a)	89,222	1,716,631
Sandvine Corp. (U.K.) (a)	1,200	3,060
Spirent Communications PLC	3,945,488	5,303,854
		103,250,415
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	371,280	314,971
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	867	12,875
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	420,300	3,240,513
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.4%
Lumenpulse, Inc. (a)	21,700	272,211
OSRAM Licht AG	126,518	5,844,423
		6,116,634
Heavy Electrical Equipment - 0.2%
Mitsubishi Electric Corp.	253,000	2,926,131
TOTAL ELECTRICAL EQUIPMENT		9,042,765
ELECTRONIC EQUIPMENT & COMPONENTS - 5.6%
Electronic Components - 2.8%
Alps Electric Co. Ltd.	35,800	745,270
Delta Electronics, Inc.	2,000	12,128
Hoya Corp.	181,200	7,021,970
Largan Precision Co. Ltd.	11,000	908,148
Ledlink Optics, Inc.	753,405	1,204,707
OMRON Corp.	152,700	6,104,742
Samsung Electro-Mechanics Co. Ltd.	121,574	7,340,060
Samsung SDI Co. Ltd.	64,935	7,516,833

	Shares	Value
Sunny Optical Technology Group Co. Ltd.	1,222,100	$ 1,853,768
TDK Corp.	100	6,232
Universal Display Corp. (a)(d)	21,800	694,548
Yageo Corp.	4,022,660	7,152,435
Yaskawa Electric Corp.	1,100	14,062
		40,574,903
Electronic Equipment & Instruments - 0.9%
Chroma ATE, Inc.	2,120,683	5,247,627
Cognex Corp. (a)	34,600	1,271,550
FEI Co.	200	16,444
PAX Global Technology Ltd. (a)	30,000	28,090
Posiflex Technologies, Inc.	3,100	14,195
TPK Holding Co. Ltd.	1,090,000	7,010,780
		13,588,686
Electronic Manufacturing Services - 1.5%
AAC Technology Holdings, Inc.	77,500	495,280
Merry Electronics Co. Ltd.	686,000	2,253,729
TE Connectivity Ltd.	229	15,203
Trimble Navigation Ltd. (a)	792,996	18,905,025
		21,669,237
Technology Distributors - 0.4%
Digital China Holdings Ltd. (H Shares)	5,996,000	5,648,678
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		81,481,504
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.4%
Intai Technology Corp.	439,000	2,301,446
Olympus Corp. (a)	39,700	1,372,987
PW Medtech Group Ltd. (a)	4,249,000	1,856,271
		5,530,704
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	600	12,462
HEALTH CARE TECHNOLOGY - 1.3%
Health Care Technology - 1.3%
athenahealth, Inc. (a)(d)	56,694	7,920,719
M3, Inc.	197,200	3,966,823
Medidata Solutions, Inc. (a)	145,367	6,249,327
		18,136,869
INTERNET & CATALOG RETAIL - 4.2%
Internet Retail - 4.2%
Amazon.com, Inc. (a)	11,600	4,112,548
ASOS PLC (a)(d)	3,500	144,814
Ctrip.com International Ltd. sponsored ADR (a)	592,862	28,193,552
Groupon, Inc. Class A (a)	1,989,300	14,243,388
JD.com, Inc. sponsored ADR	28,600	710,424
Jumei International Holding Ltd. sponsored ADR (d)	87,500	1,134,875
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - CONTINUED
Internet Retail - continued
MySale Group PLC	19,300	$ 18,532
Qunar Cayman Islands Ltd. sponsored ADR (a)	290,600	8,526,204
Travelport Worldwide Ltd.	23,000	358,570
Vipshop Holdings Ltd. ADR (a)(d)	61,200	1,370,268
zulily, Inc. Class A (a)(d)	110,300	2,040,550
		60,853,725
INTERNET SOFTWARE & SERVICES - 29.4%
Internet Software & Services - 29.4%
21Vianet Group, Inc. ADR (a)(d)	210,500	3,483,775
58.com, Inc. ADR (a)	213,400	8,209,498
Alibaba Group Holding Ltd. sponsored ADR	22,100	1,968,668
Amber Road, Inc. (a)	900	8,559
Baidu.com, Inc. sponsored ADR (a)	39,500	8,607,840
ChannelAdvisor Corp. (a)	197,417	1,871,513
Constant Contact, Inc. (a)	400	15,128
Cornerstone OnDemand, Inc. (a)(d)	258,632	8,521,924
Cvent, Inc. (a)	51,908	1,296,662
Demandware, Inc. (a)	137,706	7,375,533
E2open, Inc. (a)	145,926	859,504
eBay, Inc. (a)	51,500	2,729,500
eGain Communications Corp. (a)	64,050	321,531
Endurance International Group Holdings, Inc. (a)	517,700	8,702,537
Facebook, Inc. Class A (a)	1,256,111	95,351,386
Google, Inc.:
Class A (a)	110,287	59,284,777
Class C (a)	113,697	60,773,320
HomeAway, Inc. (a)	2,990	76,215
Hortonworks, Inc. (d)	1,500	31,785
Just Dial Ltd.	4,643	116,323
LendingClub Corp.	700	13,139
LinkedIn Corp. (a)	153,000	34,385,220
Marketo, Inc. (a)	87,813	3,023,402
Momo, Inc. ADR (d)	163,752	1,611,320
NAVER Corp.	20,718	13,321,459
New Relic, Inc.	400	12,424
NIC, Inc.	59,508	977,121
Opower, Inc. (d)	142,995	1,631,573
Q2 Holdings, Inc. (a)	700	12,516
Rackspace Hosting, Inc. (a)	33,439	1,503,417
Rocket Internet AG (a)	19	996
Saba Software, Inc. (a)	433,700	4,180,868
SciQuest, Inc. (a)	185,354	2,635,734
Sohu.com, Inc. (a)	55,200	3,098,928
SouFun Holdings Ltd. ADR (d)	972,800	5,943,808
Textura Corp. (a)	243,757	6,079,300
Trulia, Inc. (a)	2,500	106,700
Twitter, Inc. (a)	316,600	11,881,998

	Shares	Value
Web.com Group, Inc. (a)	203,586	$ 3,076,184
Yahoo!, Inc. (a)	1,005,600	44,236,344
Yandex NV (a)	600	8,934
Yelp, Inc. (a)(d)	292,443	15,344,484
YY, Inc. ADR (a)	21,000	1,511,580
		424,203,427
IT SERVICES - 6.5%
Data Processing & Outsourced Services - 6.0%
Euronet Worldwide, Inc. (a)	25,835	1,172,651
Fidelity National Information Services, Inc.	552,795	34,510,992
NETELLER PLC (a)	789,450	4,096,345
Total System Services, Inc.	338,653	11,978,157
Vantiv, Inc. (a)	291,300	10,017,807
Visa, Inc. Class A	96,700	24,649,797
		86,425,749
IT Consulting & Other Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	135,094	7,312,638
EPAM Systems, Inc. (a)	2,861	139,989
Virtusa Corp. (a)	400	14,984
		7,467,611
TOTAL IT SERVICES		93,893,360
LEISURE PRODUCTS - 0.9%
Leisure Products - 0.9%
Sega Sammy Holdings, Inc.	1,029,600	13,407,657
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Harmonic Drive Systems, Inc.	52,100	825,601
MEDIA - 0.2%
Advertising - 0.0%
iCar Asia Ltd. (a)(d)	198,859	170,702
Cable & Satellite - 0.2%
Naspers Ltd. Class N	15,445	2,228,125
Publishing - 0.0%
NEXT Co. Ltd.	49,700	414,708
TOTAL MEDIA		2,813,535
PROFESSIONAL SERVICES - 0.9%
Human Resource & Employment Services - 0.2%
51job, Inc. sponsored ADR (a)	400	14,084
Paylocity Holding Corp.	62,700	1,477,212
WageWorks, Inc. (a)	37,200	2,047,488
		3,538,784
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - 0.7%
ICF International, Inc. (a)	33,600	$ 1,255,296
Verisk Analytics, Inc. (a)	137,768	8,865,371
		10,120,667
TOTAL PROFESSIONAL SERVICES		13,659,451
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.7%
Semiconductor Equipment - 0.7%
Lam Research Corp.	54,300	4,150,692
Nanometrics, Inc. (a)	9,409	146,216
Rubicon Technology, Inc. (a)(d)	681,267	2,834,071
SMA Solar Technology AG (a)(d)	28,350	352,070
SunEdison, Inc. (a)(d)	700	13,111
Tessera Technologies, Inc.	214	7,935
Ultratech, Inc. (a)	121,600	1,938,304
		9,442,399
Semiconductors - 9.0%
Atmel Corp.	401,000	3,340,330
Audience, Inc. (a)	254,001	1,026,164
Broadcom Corp. Class A	315,622	13,393,420
Cavium, Inc. (a)	12,800	752,768
Cirrus Logic, Inc. (a)	59,028	1,564,242
Cree, Inc. (a)	47,745	1,688,263
Duksan Hi-Metal Co. Ltd. (a)	81,343	822,727
EPISTAR Corp.	1,766,000	3,106,092
Everlight Electronics Co. Ltd.	1,726,000	4,110,424
Freescale Semiconductor, Inc. (a)	162,756	5,222,840
Genesis Photonics, Inc. (a)	2,474,066	1,218,881
Himax Technologies, Inc. sponsored ADR	94,100	807,378
Hua Hong Semiconductor Ltd. (a)	3,895,000	4,529,042
Infineon Technologies AG	73,000	823,003
Intermolecular, Inc. (a)	429,154	699,521
Intersil Corp. Class A	166,394	2,381,098
Lextar Electronics Corp.	437,000	411,937
M/A-COM Technology Solutions Holdings, Inc. (a)	35,494	1,153,910
MagnaChip Semiconductor Corp. (a)	114,554	1,647,287
Marvell Technology Group Ltd.	965,800	14,960,242
Maxim Integrated Products, Inc.	537,100	17,772,639
Melexis NV	293	14,700
Micrel, Inc.	261,300	3,676,491
Micron Technology, Inc. (a)	24,900	728,699
Microsemi Corp. (a)	111,700	3,111,962
Monolithic Power Systems, Inc.	76,801	3,647,279
NXP Semiconductors NV (a)	32,586	2,585,373
ON Semiconductor Corp. (a)	224,200	2,244,242
PixArt Imaging, Inc.	20,000	55,584
PMC-Sierra, Inc. (a)	198,000	1,750,320
Qorvo, Inc. (a)	153,558	11,343,329
Radiant Opto-Electronics Corp.	680,000	2,135,699

	Shares	Value
Sanken Electric Co. Ltd.	136,000	$ 1,112,371
Semiconductor Manufacturing International Corp. (a)	54,477,000	4,722,000
Semtech Corp. (a)	84,400	2,148,824
Seoul Semiconductor Co. Ltd.	259,332	4,552,791
Silicon Laboratories, Inc. (a)	30,900	1,352,184
STMicroelectronics NV	444,030	3,686,944
YoungTek Electronics Corp.	341	674
		130,301,674
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		139,744,073
SOFTWARE - 12.8%
Application Software - 7.8%
Adobe Systems, Inc. (a)	504,016	35,346,642
ANSYS, Inc. (a)	175	14,117
Autodesk, Inc. (a)	186,700	10,082,734
Blackbaud, Inc.	17,200	751,812
Citrix Systems, Inc. (a)	57,915	3,432,043
Guidewire Software, Inc. (a)	190	9,519
Informatica Corp. (a)	112,252	4,679,225
Interactive Intelligence Group, Inc. (a)	129,460	5,250,898
Intuit, Inc.	187,200	16,252,704
Kingdee International Software Group Co. Ltd. (a)	11,039,800	3,569,210
Linx SA	700	12,350
MicroStrategy, Inc. Class A (a)	31,430	5,079,088
Parametric Technology Corp. (a)	43,100	1,439,971
Paycom Software, Inc.	900	23,553
PROS Holdings, Inc. (a)	17,933	435,593
Qlik Technologies, Inc. (a)	120,100	3,410,840
salesforce.com, Inc. (a)	347,719	19,628,738
SolarWinds, Inc. (a)	333	16,034
Splunk, Inc. (a)	21,696	1,120,598
Ultimate Software Group, Inc. (a)	76	11,249
Workiva, Inc.	51,400	631,192
Yodlee, inc.	1,300	11,986
Zendesk, Inc. (d)	62,500	1,511,875
		112,721,971
Home Entertainment Software - 0.9%
Activision Blizzard, Inc.	233,170	4,872,087
Nintendo Co. Ltd.	69,800	6,732,882
Ourgame International Holdings Ltd.	3,041,000	1,223,832
		12,828,801
Systems Software - 4.1%
Allot Communications Ltd. (a)	288,719	2,601,358
CommVault Systems, Inc. (a)	17,100	745,218
Fleetmatics Group PLC (a)	495,559	17,547,744
Imperva, Inc. (a)	300	12,528
Infoblox, Inc. (a)	900	16,803
NetSuite, Inc. (a)(d)	112,277	11,051,425
Oracle Corp.	240,300	10,066,167
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Progress Software Corp. (a)	82,300	$ 2,061,615
Red Hat, Inc. (a)	127,848	8,155,424
ServiceNow, Inc. (a)	94,695	6,903,266
Tableau Software, Inc. (a)	3,300	266,508
Varonis Systems, Inc.	900	29,673
		59,457,729
TOTAL SOFTWARE		185,008,501
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 17.9%
Technology Hardware, Storage & Peripherals - 17.9%
Apple, Inc.	1,732,129	202,936,233
BlackBerry Ltd. (a)	1,486	15,083
EMC Corp.	500	12,965
Hewlett-Packard Co.	780,000	28,181,400
NEC Corp.	1,774,000	5,010,939
Nimble Storage, Inc. (a)	5,000	112,150
Samsung Electronics Co. Ltd.	15,772	19,423,049
SanDisk Corp.	11,600	880,556
Silicon Graphics International Corp. (a)	166,658	1,571,585
Stratasys Ltd. (a)	100	7,949
		258,151,909
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
RingCentral, Inc. (a)	275,700	3,721,950
TOTAL COMMON STOCKS (Cost $1,324,522,565)		1,428,804,430
Convertible Preferred Stocks - 0.9%

INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (f)	232,064	7,731,816
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
Nutanix, Inc. Series E (f)	39,963	547,893
PROFESSIONAL SERVICES - 0.3%
Research & Consulting Services - 0.3%
Meituan Corp. Series D (e)(f)	758,456	4,794,731
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,930,115)		13,074,440
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	12,299,051	$ 12,299,051
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	50,398,893	50,398,893
TOTAL MONEY MARKET FUNDS (Cost $62,697,944)		62,697,944
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,396,150,624)		1,504,576,814
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(61,994,710)
NET ASSETS - 100%		$ 1,442,582,104
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,074,440 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Meituan Corp. Series D	1/26/15	$ 4,794,731
Nutanix, Inc. Series E	8/26/14	$ 535,364
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 3,600,020
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,857
Fidelity Securities Lending Cash Central Fund	338,498
Total	$ 357,355
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,428,804,430	$ 1,256,019,828	$ 171,961,875	$ 822,727
Convertible Preferred Stocks	13,074,440	-	-	13,074,440
Money Market Funds	62,697,944	62,697,944	-	-
Total Investments in Securities:	$ 1,504,576,814	$ 1,318,717,772	$ 171,961,875	$ 13,897,167
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	78.4%
Cayman Islands	6.7%
Korea (South)	3.7%
Japan	3.5%
Taiwan	2.1%
Bermuda	1.8%
Ireland	1.2%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,877,175) - See accompanying schedule: Unaffiliated issuers (cost $1,333,452,680)	$ 1,441,878,870
Fidelity Central Funds (cost $62,697,944)	62,697,944
Total Investments (cost $1,396,150,624)		$ 1,504,576,814
Foreign currency held at value (cost $359,819)		359,818
Receivable for investments sold		40,707,015
Receivable for fund shares sold		1,304,892
Dividends receivable		468,421
Distributions receivable from Fidelity Central Funds		33,240
Prepaid expenses		5,418
Other receivables		48,992
Total assets		1,547,504,610

Liabilities
Payable to custodian bank	$ 27,196
Payable for investments purchased Regular delivery	47,275,121
Delayed delivery	5,039,318
Payable for fund shares redeemed	883,551
Accrued management fee	661,532
Distribution and service plan fees payable	271,614
Other affiliated payables	274,992
Other payables and accrued expenses	90,289
Collateral on securities loaned, at value	50,398,893
Total liabilities		104,922,506

Net Assets		$ 1,442,582,104
Net Assets consist of:
Paid in capital		$ 1,301,541,322
Accumulated net investment loss		(992,252)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		33,623,771
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		108,409,263
Net Assets		$ 1,442,582,104

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($416,627,183 ÷ 12,217,798 shares)	$ 34.10

Maximum offering price per share (100/94.25 of $34.10)	$ 36.18
Class T: Net Asset Value and redemption price per share ($195,375,909 ÷ 5,975,696 shares)	$ 32.70

Maximum offering price per share (100/96.50 of $32.70)	$ 33.89
Class B: Net Asset Value and offering price per share ($10,363,877 ÷ 346,722 shares)A	$ 29.89

Class C: Net Asset Value and offering price per share ($113,332,551 ÷ 3,778,003 shares)A	$ 30.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($706,882,584 ÷ 19,591,093 shares)	$ 36.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 4,674,700
Special dividends		3,045,103
Income from Fidelity Central Funds		357,355
Total income		8,077,158

Expenses
Management fee	$ 3,935,807
Transfer agent fees	1,437,064
Distribution and service plan fees	1,618,834
Accounting and security lending fees	232,414
Custodian fees and expenses	72,104
Independent trustees' compensation	12,633
Registration fees	58,261
Audit	29,657
Legal	9,172
Interest	240
Miscellaneous	6,297
Total expenses before reductions	7,412,483
Expense reductions	(47,818)	7,364,665
Net investment income (loss)		712,493
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,933,858
Redemption in-kind with affiliated entities	23,460,718
Foreign currency transactions	(142,325)
Total net realized gain (loss)		75,252,251
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,659)	(36,751,332)
Assets and liabilities in foreign currencies	(13,475)
Total change in net unrealized appreciation (depreciation)		(36,764,807)
Net gain (loss)		38,487,444
Net increase (decrease) in net assets resulting from operations		$ 39,199,937

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 712,493	$ (3,870,002)
Net realized gain (loss)	75,252,251	107,601,371
Change in net unrealized appreciation (depreciation)	(36,764,807)	87,968,653
Net increase (decrease) in net assets resulting from operations	39,199,937	191,700,022
Distributions to shareholders from net investment income	(1,694,665)	-
Distributions to shareholders from net realized gain	(115,642,374)	(11,189,247)
Total distributions	(117,337,039)	(11,189,247)
Share transactions - net increase (decrease)	342,795,057	150,832,224
Redemption fees	15,135	21,186
Total increase (decrease) in net assets	264,673,090	331,364,185

Net Assets
Beginning of period	1,177,909,014	846,544,829
End of period (including accumulated net investment loss of $992,252 and accumulated net investment loss of $10,080, respectively)	$ 1,442,582,104	$ 1,177,909,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.06	$ 29.90	$ 25.25	$ 25.14	$ 19.83	$ 16.03
Income from Investment Operations
Net investment income (loss) E	.01H	(.12)	(.07)	(.13)	(.18)	(.16)
Net realized and unrealized gain (loss)	.99	6.70	4.72	.24	5.49	3.96
Total from investment operations	1.00	6.58	4.65	.11	5.31	3.80
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	(2.94)	(.42)	-	-	-	-
Total distributions	(2.96)	(.42)	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 34.10	$ 36.06	$ 29.90	$ 25.25	$ 25.14	$ 19.83
Total ReturnB, C, D	2.72%	22.15%	18.42%	.44%	26.78%	23.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10%A	1.14%	1.18%	1.18%	1.18%	1.21%
Expenses net of fee waivers, if any	1.10%A	1.14%	1.18%	1.18%	1.18%	1.21%
Expenses net of all reductions	1.10%A	1.12%	1.14%	1.17%	1.16%	1.18%
Net investment income (loss)	.03%A, H	(.35)%	(.25)%	(.55)%	(.73)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 416,627	$ 408,687	$ 355,306	$ 336,693	$ 375,609	$ 312,659
Portfolio turnover rateG	159%A, K	186%	142%	201%	167%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.66	$ 28.79	$ 24.38	$ 24.33	$ 19.24	$ 15.59
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.19)	(.13)	(.19)	(.23)	(.20)
Net realized and unrealized gain (loss)	.97	6.45	4.54	.24	5.32	3.85
Total from investment operations	.93	6.26	4.41	.05	5.09	3.65
Distributions from net realized gain	(2.89)	(.39)	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 32.70	$ 34.66	$ 28.79	$ 24.38	$ 24.33	$ 19.24
Total ReturnB, C, D	2.60%	21.89%	18.09%	.21%	26.46%	23.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36%A	1.38%	1.42%	1.43%	1.43%	1.46%
Expenses net of fee waivers, if any	1.36%A	1.38%	1.42%	1.43%	1.43%	1.46%
Expenses net of all reductions	1.35%A	1.37%	1.39%	1.42%	1.40%	1.44%
Net investment income (loss)	(.22)%A, H	(.60)%	(.50)%	(.80)%	(.98)%	(1.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 195,376	$ 196,067	$ 173,692	$ 172,709	$ 196,913	$ 169,049
Portfolio turnover rateG	159%A, K	186%	142%	201%	167%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.83	$ 26.56	$ 22.60	$ 22.67	$ 18.01	$ 14.67
Income from Investment Operations
Net investment income (loss) E	(.12) H	(.34)	(.24)	(.28)	(.33)	(.27)
Net realized and unrealized gain (loss)	.88	5.94	4.20	.21	4.99	3.61
Total from investment operations	.76	5.60	3.96	(.07)	4.66	3.34
Distributions from net realized gain	(2.70)	(.33)	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.89	$ 31.83	$ 26.56	$ 22.60	$ 22.67	$ 18.01
Total ReturnB, C, D	2.30%	21.21%	17.52%	(.31)%	25.87%	22.77%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91%A	1.92%	1.93%	1.93%	1.93%	1.96%
Expenses net of fee waivers, if any	1.91%A	1.92%	1.93%	1.93%	1.93%	1.96%
Expenses net of all reductions	1.91%A	1.91%	1.89%	1.92%	1.91%	1.94%
Net investment income (loss)	(.78)%A, H	(1.14)%	(1.01)%	(1.30)%	(1.49)%	(1.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,364	$ 12,043	$ 13,745	$ 17,476	$ 25,508	$ 29,176
Portfolio turnover rateG	159%A, K	186%	142%	201%	167%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.20)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.99	$ 26.68	$ 22.70	$ 22.77	$ 18.09	$ 14.74
Income from Investment Operations
Net investment income (loss) E	(.11) H	(.33)	(.24)	(.29)	(.33)	(.28)
Net realized and unrealized gain (loss)	.88	5.98	4.22	.22	5.01	3.63
Total from investment operations	.77	5.65	3.98	(.07)	4.68	3.35
Distributions from net realized gain	(2.76)	(.34)	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 30.00	$ 31.99	$ 26.68	$ 22.70	$ 22.77	$ 18.09
Total ReturnB, C, D	2.33%	21.31%	17.53%	(.31)%	25.87%	22.73%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86%A	1.87%	1.91%	1.93%	1.92%	1.96%
Expenses net of fee waivers, if any	1.86%A	1.87%	1.91%	1.93%	1.92%	1.96%
Expenses net of all reductions	1.85%A	1.86%	1.88%	1.91%	1.90%	1.93%
Net investment income (loss)	(.72)%A, H	(1.09)%	(.99)%	(1.29)%	(1.48)%	(1.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,333	$ 105,499	$ 84,858	$ 88,074	$ 89,819	$ 70,017
Portfolio turnover rateG	159%A, K	186%	142%	201%	167%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.15)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.06	$ 31.47	$ 26.50	$ 26.30	$ 20.68	$ 16.67
Income from Investment Operations
Net investment income (loss) D	.07G	(.02)	.02	(.06)	(.11)	(.11)
Net realized and unrealized gain (loss)	1.05	7.06	4.95	.26	5.73	4.12
Total from investment operations	1.12	7.04	4.97	.20	5.62	4.01
Distributions from net investment income	(.07)	-	-	-	-	-
Distributions from net realized gain	(3.03)	(.45)	-	-	-	-
Total distributions	(3.10)	(.45)	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 36.08	$ 38.06	$ 31.47	$ 26.50	$ 26.30	$ 20.68
Total ReturnB, C	2.89%	22.55%	18.75%	.76%	27.18%	24.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.76%A	.83%	.86%	.86%	.87%	.92%
Expenses net of fee waivers, if any	.76%A	.83%	.86%	.86%	.87%	.92%
Expenses net of all reductions	.75%A	.82%	.83%	.85%	.85%	.90%
Net investment income (loss)	.38%A, G	(.05)%	.06%	(.23)%	(.43)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 706,883	$ 455,612	$ 218,944	$ 95,310	$ 81,350	$ 42,277
Portfolio turnover rateF	159% A, J	186%	142%	201%	167%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 190,387,691
Gross unrealized depreciation	(89,797,047)
Net unrealized appreciation (depreciation) on securities	$ 100,590,644

Tax cost	$ 1,403,986,170

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and in-kind transactions, aggregated $1,157,082,881 and $1,068,043,262, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 519,507	$ 4,315
Class T	.25%	.25%	494,416	-
Class B	.75%	.25%	56,587	42,476
Class C	.75%	.25%	548,324	70,856
			$ 1,618,834	$ 117,647

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 52,496
Class T	7,619
Class B*	1,711
Class C*	5,454
$ 67,280

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 510,037.25
Class T	247,867.25
Class B	17,153.30
Class C	134,548.25
Institutional Class	527,459.15
	$ 1,437,064

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,716 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,199,500.35%		$ 240

Redemptions In-Kind. During the period, 2,476,292 shares of the Fund held by affiliated entities were redeemed for investments with a value of $93,826,692. The net realized gain of $23,460,718 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and investments valued at $311,440,613 in exchange for 8,219,599 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $948 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $338,498.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $47,761 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $47.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 285,368	$ -
Institutional Class	1,409,297	-
Total	$ 1,694,665	$ -
From net realized gain
Class A	$ 33,752,653	$ 4,830,573
Class T	16,437,105	2,285,378
Class B	983,656	152,106
Class C	9,419,893	1,068,092
Institutional Class	55,049,067	2,853,098
Total	$ 115,642,374	$ 11,189,247

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	1,268,131	1,967,332	$ 44,399,636	$ 66,338,054
Reinvestment of distributions	901,793	136,812	31,563,331	4,412,177
Shares redeemed	(1,285,028)	(2,655,768)	(45,036,996)	(89,258,893)
Net increase (decrease)	884,896	(551,624)	$ 30,925,971	$ (18,508,662)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class T
Shares sold	279,290	604,269	$ 9,369,369	$ 19,519,431
Reinvestment of distributions	476,615	71,453	16,015,552	2,218,622
Shares redeemed	(437,150)	(1,051,577)	(14,672,710)	(34,073,517)
Net increase (decrease)	318,755	(375,855)	$ 10,712,211	$ (12,335,464)
Class B
Shares sold	8,032	9,706	$ 244,893	$ 287,815
Reinvestment of distributions	29,273	4,834	901,739	138,293
Shares redeemed	(68,899)	(153,751)	(2,120,358)	(4,566,688)
Net increase (decrease)	(31,594)	(139,211)	$ (973,726)	$ (4,140,580)
Class C
Shares sold	522,133	594,192	$ 16,090,876	$ 17,948,827
Reinvestment of distributions	261,235	31,647	8,065,851	909,547
Shares redeemed	(303,523)	(507,790)	(9,274,692)	(15,090,389)
Net increase (decrease)	479,845	118,049	$ 14,882,035	$ 3,767,985
Institutional Class
Shares sold	22,234,239 A	7,128,296	$ 843,668,302 A	$ 254,841,416
Reinvestment of distributions	1,510,080	81,545	55,853,504	2,770,913
Shares redeemed	(16,123,085) B	(2,196,859)	(612,273,240) B	(75,563,384)
Net increase (decrease)	7,621,234	5,012,982	$ 287,248,566	$ 182,048,945

A Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 34% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.13%
Actual		$ 1,000.00	$ 1,088.20	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class T	1.42%
Actual		$ 1,000.00	$ 1,087.10	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Class B	1.94%
Actual		$ 1,000.00	$ 1,084.10	$ 10.19
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.88%
Actual		$ 1,000.00	$ 1,084.40	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.73	$ 9.55
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,090.10	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	12.3	10.3
Exelon Corp.	9.9	5.9
Dominion Resources, Inc.	9.7	10.4
Sempra Energy	9.2	7.7
PG&E Corp.	7.9	2.6
PPL Corp.	4.9	7.1
NiSource, Inc.	4.5	4.7
Calpine Corp.	4.0	2.2
Southern Co.	3.4	0.0
Edison International	3.4	6.5
	69.2
Top Industries (% of fund's net assets)
As of January 31, 2015
Electric Utilities	40.4%
Multi-Utilities	31.6%
Independent Power Producers & Renewable Electricity Producers	10.0%
Oil, Gas & Consumable Fuels	6.1%
Media	2.9%
All Others*	9.0%

As of July 31, 2014
Electric Utilities	44.3%
Multi-Utilities	25.9%
Oil, Gas & Consumable Fuels	12.0%
Independent Power Producers & Energy Traders	8.2%
Media	3.1%
All Others*	6.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Utilities Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
Abengoa SA Class B (d)	928,100	$ 2,737,245
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Alternative Carriers - 0.7%
Cogent Communications Group, Inc.	68,164	2,526,158
ELECTRIC UTILITIES - 40.4%
Electric Utilities - 40.4%
Edison International	168,002	11,449,336
Exelon Corp.	934,700	33,686,588
FirstEnergy Corp.	159,700	6,440,701
Hawaiian Electric Industries, Inc.	16,500	565,950
NextEra Energy, Inc.	385,140	42,072,696
NRG Yield, Inc. Class A (d)	123,910	6,552,361
OGE Energy Corp.	241,423	8,493,261
PPL Corp.	475,172	16,868,606
Southern Co.	230,738	11,703,031
		137,832,530
GAS UTILITIES - 0.0%
Gas Utilities - 0.0%
Laclede Group, Inc.	1,500	80,640
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.0%
Renewable Electricity - 1.0%
Abengoa Yield PLC	105,000	3,456,600
INDEPENDENT POWER PRODUCERS & RENEWABLE ELECTRICITY PRODUCERS - 10.0%
Independent Power Producers & Energy Traders - 10.0%
Black Hills Corp.	47,200	2,367,552
Calpine Corp. (a)	658,117	13,741,483
Dynegy, Inc. (a)	142,557	3,894,657
NRG Energy, Inc.	378,515	9,334,180
The AES Corp.	397,600	4,858,672
		34,196,544
MEDIA - 2.9%
Cable & Satellite - 2.9%
DISH Network Corp. Class A (a)	88,700	6,240,045
Liberty Global PLC Class A (a)	75,900	3,546,048
		9,786,093
MULTI-UTILITIES - 31.6%
Multi-Utilities - 31.6%
Dominion Resources, Inc.	430,099	33,070,312
NiSource, Inc.	354,463	15,334,069
PG&E Corp.	455,118	26,765,490

	Shares	Value
Sempra Energy	280,837	$ 31,431,277
TECO Energy, Inc.	50,700	1,081,431
		107,682,579
OIL, GAS & CONSUMABLE FUELS - 6.1%
Oil & Gas Storage & Transport - 6.1%
Cheniere Energy Partners LP Holdings LLC	298,262	6,833,182
Enbridge, Inc.	5,600	271,252
Energy Transfer Equity LP	141,827	8,427,360
Plains GP Holdings LP Class A	199,736	5,209,115
		20,740,909
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Specialized REITs - 1.6%
Crown Castle International Corp.	62,400	5,398,224
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	28,147	654,418
TOTAL COMMON STOCKS (Cost $286,232,860)		325,091,940
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.13% (b)	5,969,590	5,969,590
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,709,574	3,709,574
TOTAL MONEY MARKET FUNDS (Cost $9,679,164)		9,679,164
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $295,912,024)		334,771,104
NET OTHER ASSETS (LIABILITIES) - 1.8%		6,224,414
NET ASSETS - 100%		$ 340,995,518
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,847
Fidelity Securities Lending Cash Central Fund	22,710
Total	$ 25,557
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,412,925) - See accompanying schedule: Unaffiliated issuers (cost $286,232,860)	$ 325,091,940
Fidelity Central Funds (cost $9,679,164)	9,679,164
Total Investments (cost $295,912,024)		$ 334,771,104
Receivable for investments sold		22,805,407
Receivable for fund shares sold		991,363
Dividends receivable		177,102
Distributions receivable from Fidelity Central Funds		6,000
Prepaid expenses		1,443
Other receivables		9,764
Total assets		358,762,183

Liabilities
Payable for investments purchased	$ 12,919,010
Payable for fund shares redeemed	768,146
Accrued management fee	153,717
Distribution and service plan fees payable	114,117
Other affiliated payables	74,051
Other payables and accrued expenses	28,050
Collateral on securities loaned, at value	3,709,574
Total liabilities		17,766,665

Net Assets		$ 340,995,518
Net Assets consist of:
Paid in capital		$ 301,045,427
Distributions in excess of net investment income		(410,217)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,507,005
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,853,303
Net Assets		$ 340,995,518

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($171,142,152 ÷ 6,295,812 shares)	$ 27.18

Maximum offering price per share (100/94.25 of $27.18)	$ 28.84
Class T: Net Asset Value and redemption price per share ($55,032,975 ÷ 2,020,523 shares)	$ 27.24

Maximum offering price per share (100/96.50 of $27.24)	$ 28.23
Class B: Net Asset Value and offering price per share ($4,224,306 ÷ 156,211 shares)A	$ 27.04

Class C: Net Asset Value and offering price per share ($64,347,231 ÷ 2,412,572 shares)A	$ 26.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,248,854 ÷ 1,671,937 shares)	$ 27.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 4,001,548
Income from Fidelity Central Funds		25,557
Total income		4,027,105

Expenses
Management fee	$ 874,839
Transfer agent fees	378,653
Distribution and service plan fees	642,396
Accounting and security lending fees	62,391
Custodian fees and expenses	5,077
Independent trustees' compensation	2,883
Registration fees	50,172
Audit	21,504
Legal	1,773
Interest	319
Miscellaneous	1,629
Total expenses before reductions	2,041,636
Expense reductions	(17,169)	2,024,467
Net investment income (loss)		2,002,638
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,721,823
Foreign currency transactions	6,609
Total net realized gain (loss)		4,728,432
Change in net unrealized appreciation (depreciation) on: Investment securities	19,508,745
Assets and liabilities in foreign currencies	(5,777)
Total change in net unrealized appreciation (depreciation)		19,502,968
Net gain (loss)		24,231,400
Net increase (decrease) in net assets resulting from operations		$ 26,234,038

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,002,638	$ 3,559,541
Net realized gain (loss)	4,728,432	27,603,316
Change in net unrealized appreciation (depreciation)	19,502,968	1,610,263
Net increase (decrease) in net assets resulting from operations	26,234,038	32,773,120
Distributions to shareholders from net investment income	(4,008,727)	(3,729,207)
Distributions to shareholders from net realized gain	(17,303,959)	(88,322)
Total distributions	(21,312,686)	(3,817,529)
Share transactions - net increase (decrease)	27,122,903	71,585,618
Redemption fees	2,041	9,809
Total increase (decrease) in net assets	32,046,296	100,551,018

Net Assets
Beginning of period	308,949,222	208,398,204
End of period (including distributions in excess of net investment income of $410,217 and undistributed net investment income of $1,595,872, respectively)	$ 340,995,518	$ 308,949,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.77	$ 23.48	$ 21.20	$ 19.09	$ 16.59	$ 15.27
Income from Investment Operations
Net investment income (loss) E	.19	.41	.47	.43	.39	.40
Net realized and unrealized gain (loss)	2.13	3.35	2.24	2.07	2.50	1.32
Total from investment operations	2.32	3.76	2.71	2.50	2.89	1.72
Distributions from net investment income	(.38)	(.46)	(.43)	(.39)	(.39)	(.40)
Distributions from net realized gain	(1.52)	(.01)	-	-	-	-
Total distributions	(1.91)J	(.47)	(.43)	(.39)	(.39)	(.40)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 27.18	$ 26.77	$ 23.48	$ 21.20	$ 19.09	$ 16.59
Total ReturnB, C, D	8.82%	16.38%	13.09%	13.40%	17.71%	11.42%
Ratios to Average Net Assets F, H
Expenses before reductions	1.13%A	1.16%	1.20%	1.23%	1.24%	1.26%
Expenses net of fee waivers, if any	1.13%A	1.16%	1.20%	1.23%	1.24%	1.26%
Expenses net of all reductions	1.12%A	1.15%	1.16%	1.22%	1.20%	1.22%
Net investment income (loss)	1.41%A	1.64%	2.16%	2.24%	2.18%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,142	$ 154,134	$ 106,851	$ 99,813	$ 78,312	$ 64,890
Portfolio turnover rateG	128%A	112%	154%	195%	201%	216%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $1.91 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $1.524 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.78	$ 23.50	$ 21.21	$ 19.09	$ 16.59	$ 15.27
Income from Investment Operations
Net investment income (loss) E	.15	.34	.41	.38	.35	.35
Net realized and unrealized gain (loss)	2.14	3.35	2.25	2.07	2.50	1.33
Total from investment operations	2.29	3.69	2.66	2.45	2.85	1.68
Distributions from net investment income	(.31)	(.40)	(.37)	(.33)	(.35)	(.36)
Distributions from net realized gain	(1.52)	(.01)	-	-	-	-
Total distributions	(1.83)	(.41)	(.37)	(.33)	(.35)	(.36)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 27.24	$ 26.78	$ 23.50	$ 21.21	$ 19.09	$ 16.59
Total ReturnB, C, D	8.71%	15.99%	12.81%	13.13%	17.39%	11.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.42%A	1.45%	1.47%	1.49%	1.50%	1.52%
Expenses net of fee waivers, if any	1.42%A	1.45%	1.47%	1.49%	1.50%	1.52%
Expenses net of all reductions	1.41%A	1.44%	1.43%	1.48%	1.46%	1.49%
Net investment income (loss)	1.12%A	1.35%	1.89%	1.98%	1.92%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,033	$ 49,272	$ 41,239	$ 38,276	$ 35,701	$ 33,651
Portfolio turnover rateG	128%A	112%	154%	195%	201%	216%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.51	$ 23.24	$ 20.96	$ 18.86	$ 16.38	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.08	.21	.30	.28	.25	.27
Net realized and unrealized gain (loss)	2.12	3.33	2.23	2.05	2.49	1.31
Total from investment operations	2.20	3.54	2.53	2.33	2.74	1.58
Distributions from net investment income	(.14)	(.26)	(.25)	(.23)	(.26)	(.28)
Distributions from net realized gain	(1.52)	(.01)	-	-	-	-
Total distributions	(1.67)J	(.27)	(.25)	(.23)	(.26)	(.28)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 27.04	$ 26.51	$ 23.24	$ 20.96	$ 18.86	$ 16.38
Total ReturnB, C, D	8.41%	15.41%	12.24%	12.54%	16.87%	10.56%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94%A	1.95%	1.96%	1.98%	1.99%	2.01%
Expenses net of fee waivers, if any	1.94%A	1.95%	1.96%	1.98%	1.99%	2.01%
Expenses net of all reductions	1.93%A	1.94%	1.92%	1.97%	1.95%	1.98%
Net investment income (loss)	.60%A	.85%	1.40%	1.49%	1.43%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,224	$ 4,598	$ 5,289	$ 6,677	$ 7,773	$ 8,794
Portfolio turnover rateG	128%A	112%	154%	195%	201%	216%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $1.67 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $1.524 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.23	$ 23.03	$ 20.80	$ 18.75	$ 16.30	$ 15.02
Income from Investment Operations
Net investment income (loss) E	.09	.23	.31	.29	.26	.27
Net realized and unrealized gain (loss)	2.09	3.29	2.20	2.03	2.46	1.30
Total from investment operations	2.18	3.52	2.51	2.32	2.72	1.57
Distributions from net investment income	(.22)	(.31)	(.28)	(.27)	(.27)	(.29)
Distributions from net realized gain	(1.52)	(.01)	-	-	-	-
Total distributions	(1.74)	(.32)	(.28)	(.27)	(.27)	(.29)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 26.67	$ 26.23	$ 23.03	$ 20.80	$ 18.75	$ 16.30
Total ReturnB, C, D	8.44%	15.52%	12.27%	12.56%	16.85%	10.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.88%A	1.89%	1.93%	1.95%	1.98%	2.01%
Expenses net of fee waivers, if any	1.88%A	1.89%	1.93%	1.95%	1.98%	2.01%
Expenses net of all reductions	1.87%A	1.88%	1.89%	1.95%	1.94%	1.97%
Net investment income (loss)	.66%A	.91%	1.43%	1.51%	1.43%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,347	$ 54,810	$ 35,457	$ 29,942	$ 26,915	$ 21,415
Portfolio turnover rateG	128%A	112%	154%	195%	201%	216%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.24	$ 23.87	$ 21.56	$ 19.40	$ 16.85	$ 15.51
Income from Investment Operations
Net investment income (loss) D	.23	.51	.55	.50	.45	.44
Net realized and unrealized gain (loss)	2.18	3.39	2.26	2.10	2.54	1.35
Total from investment operations	2.41	3.90	2.81	2.60	2.99	1.79
Distributions from net investment income	(.46)	(.52)	(.50)	(.44)	(.44)	(.45)
Distributions from net realized gain	(1.52)	(.01)	-	-	-	-
Total distributions	(1.99)I	(.53)	(.50)	(.44)	(.44)	(.45)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 27.66	$ 27.24	$ 23.87	$ 21.56	$ 19.40	$ 16.85
Total ReturnB, C	9.01%	16.74%	13.40%	13.79%	18.05%	11.66%
Ratios to Average Net Assets E, G
Expenses before reductions	.83%A	.85%	.89%	.92%	.98%	1.00%
Expenses net of fee waivers, if any	.83%A	.85%	.89%	.92%	.98%	1.00%
Expenses net of all reductions	.82%A	.84%	.85%	.91%	.94%	.97%
Net investment income (loss)	1.71%A	1.95%	2.46%	2.55%	2.44%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,249	$ 46,135	$ 19,562	$ 20,564	$ 10,914	$ 6,511
Portfolio turnover rateF	128%A	112%	154%	195%	201%	216%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $1.99 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.524 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 42,380,602
Gross unrealized depreciation	(3,972,631)
Net unrealized appreciation (depreciation) on securities	$ 38,407,971

Tax cost	$ 296,363,133

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $202,904,200 and $210,315,178, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 198,788	$ 4,172
Class T	.25%	.25%	131,329	-
Class B	.75%	.25%	22,519	16,889
Class C	.75%	.25%	289,760	69,392
			$ 642,396	$ 90,453

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 73,450
Class T	8,754
Class B*	783
Class C*	6,206
$ 89,193

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 187,870.24
Class T	73,849.28
Class B	6,763.30
Class C	68,417.24
Institutional Class	41,754.19
	$ 378,653

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,294 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,247,125.34%		$ 319

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $215 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,710.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17,166 for the period.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $3.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 2,209,427	$ 2,098,780
Class T	589,264	689,503
Class B	23,317	54,086
Class C	465,161	483,241
Institutional Class	721,558	403,597
Total	$ 4,008,727	$ 3,729,207
From net realized gain
Class A	$ 8,639,872	$ 45,735
Class T	2,863,111	17,387
Class B	255,750	2,010
Class C	3,177,658	15,931
Institutional Class	2,367,568	7,259
Total	$ 17,303,959	$ 88,322

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	1,232,070	2,276,742	$ 33,153,812	$ 59,563,163
Reinvestment of distributions	365,507	82,514	9,845,503	1,888,613
Shares redeemed	(1,060,041)	(1,151,286)	(28,299,423)	(29,069,514)
Net increase (decrease)	537,536	1,207,970	$ 14,699,892	$ 32,382,262
Class T
Shares sold	251,907	365,889	$ 6,778,803	$ 9,445,083
Reinvestment of distributions	123,163	29,388	3,324,292	673,761
Shares redeemed	(194,314)	(310,668)	(5,228,033)	(7,776,879)
Net increase (decrease)	180,756	84,609	$ 4,875,062	$ 2,341,965
Class B
Shares sold	9,463	19,626	$ 251,303	$ 511,179
Reinvestment of distributions	9,053	2,105	242,668	47,986
Shares redeemed	(35,716)	(75,934)	(955,802)	(1,892,640)
Net increase (decrease)	(17,200)	(54,203)	$ (461,831)	$ (1,333,475)
Class C
Shares sold	538,739	898,033	$ 14,211,844	$ 23,064,197
Reinvestment of distributions	116,026	17,647	3,068,131	397,963
Shares redeemed	(331,574)	(365,639)	(8,758,933)	(9,096,804)
Net increase (decrease)	323,191	550,041	$ 8,521,042	$ 14,365,356
Institutional Class
Shares sold	575,685	1,373,720	$ 15,757,380	$ 36,918,565
Reinvestment of distributions	90,001	15,288	2,465,972	354,761
Shares redeemed	(687,270)	(514,863)	(18,734,614)	(13,443,816)
Net increase (decrease)	(21,584)	874,145	$ (511,262)	$ 23,829,510

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Focus Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing of SelectCo and the sub-advisers (together with SelectCo, the Investment Advisers) as it relates to the funds, including the backgrounds of investment personnel of SelectCo, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the investment staff of the Investment Advisers, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing SelectCo to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for Advisor Communications Equipment and Advisor Consumer Discretionary in September 2014 and June 2014, respectively.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. Advisor Consumer Discretionary underperformed its benchmark for the one-, three-, and five-year periods ended May 31, 2014, and as a result, the Board will continue to discuss with SelectCo the steps it has taken and is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2014.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and making the competitive group more inclusive.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Semiannual Report

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Semiannual Report

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2014.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

For Advisor Energy, Advisor Health Care, Advisor Industrials, and Advisor Technology, the Board noted that the total expense ratio of each class ranked below its competitive median for the 12-month period ended June 30, 2014.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

For Advisor Biotechnology, the Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for the 12-month period ended June 30, 2014 and the total expense ratio of Class T ranked equal to its competitive median for the 12-month period ended June 30, 2014.

For Advisor Consumer Discretionary, Advisor Financial Services, and Advisor Utilities, the Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for the 12-month period ended June 30, 2014 and the total expense ratio of Class T ranked above its competitive median for the 12-month period ended June 30, 2014.

For Advisor Communications Equipment and Advisor Electronics, the Board noted that the total expense ratio of Class A ranked below its competitive median for the 12-month period ended June 30, 2014 and the total expense ratio of each of Class T, Class B, Class C, and Institutional Class ranked above its competitive median for the 12-month period ended June 30, 2014. The Board noted that total expenses ratios for these classes were above the median as a result of higher transfer agent fees to due to small average account sizes as compared to other Fidelity funds.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank†

New York, NY

Brown Brothers Harriman & Co. ††

Boston, MA

State Street Bank and Trust †††

Quincy, MA

† Custodian for Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Fund.

†† Custodian for Fidelity Advisor Energy Fund.

††† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund.

AFOC-USAN-0315
1.789279.112

Fidelity Advisor

Focus Funds®

Institutional Class

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Fidelity Advisor® Biotechnology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Communications Equipment Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Consumer Discretionary Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Electronics Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Energy Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Financial Services Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Health Care Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Industrials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Technology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Utilities Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.06%
Actual		$ 1,000.00	$ 1,335.00	$ 6.24
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.37%
Actual		$ 1,000.00	$ 1,332.80	$ 8.06
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class B	1.85%
Actual		$ 1,000.00	$ 1,329.40	$ 10.86
HypotheticalA		$ 1,000.00	$ 1,015.88	$ 9.40
Class C	1.81%
Actual		$ 1,000.00	$ 1,330.00	$ 10.63
HypotheticalA		$ 1,000.00	$ 1,016.08	$ 9.20
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,336.40	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	11.3	15.3
Celgene Corp.	7.3	6.1
Biogen Idec, Inc.	7.1	3.7
Alexion Pharmaceuticals, Inc.	4.7	3.4
Regeneron Pharmaceuticals, Inc.	4.1	3.3
Vertex Pharmaceuticals, Inc.	4.0	5.5
BioMarin Pharmaceutical, Inc.	2.7	1.9
Amgen, Inc.	2.3	3.4
Zafgen, Inc.	1.9	1.0
Receptos, Inc.	1.9	0.6
	47.3
Top Industries (% of fund's net assets)
As of January 31, 2015
Biotechnology	94.2%
Pharmaceuticals	5.2%
Health Care Equipment & Supplies	0.1%
Life Sciences Tools & Services	0.0%†
Personal Products	0.0%†
All Others*	0.5%

As of July 31, 2014
Biotechnology	94.8%
Pharmaceuticals	5.1%
Life Sciences Tools & Services	0.0%†
Personal Products	0.0%†
Health Care Equipment & Supplies	0.0%†
All Others*	0.1%

* Includes short-term investments and net other assets (liabilities).
† Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BIOTECHNOLOGY - 93.7%
Biotechnology - 93.7%
ACADIA Pharmaceuticals, Inc. (a)(d)	419,186	$ 12,755,830
Acceleron Pharma, Inc. (a)	509,544	20,111,702
Achillion Pharmaceuticals, Inc. (a)(d)	1,230,172	18,268,054
Acorda Therapeutics, Inc. (a)	665,453	27,649,572
Actelion Ltd.	75,331	8,368,288
Adamas Pharmaceuticals, Inc.	291,247	4,901,687
ADMA Biologics, Inc. (a)	50,300	543,240
Aegerion Pharmaceuticals, Inc. (a)(d)	516,697	11,997,704
Agenus, Inc. (a)	9,425	47,408
Agenus, Inc. warrants 1/9/18 (a)	452,000	18,523
Agios Pharmaceuticals, Inc. (a)	19,487	2,258,933
Akebia Therapeutics, Inc. (a)	98,877	1,015,467
Alder Biopharmaceuticals, Inc.	60,509	1,638,584
Aldeyra Therapeutics, Inc. (h)	278,295	3,367,370
Alexion Pharmaceuticals, Inc. (a)	659,824	120,906,150
Alkermes PLC (a)	327,741	23,679,287
Alnylam Pharmaceuticals, Inc. (a)	198,961	18,668,511
AMAG Pharmaceuticals, Inc. (a)	118,935	5,255,738
Amgen, Inc.	387,830	59,050,996
Anacor Pharmaceuticals, Inc. (a)(d)	281,313	10,577,369
Applied Genetic Technologies Corp.	208,796	5,215,724
Ardelyx, Inc.	528,366	14,271,166
ARIAD Pharmaceuticals, Inc. (a)(d)	815,995	5,263,168
Array BioPharma, Inc. (a)	378,104	2,707,225
Arrowhead Research Corp. (a)(d)	209,517	1,322,052
Asterias Biotherapeutics, Inc. (a)(d)	115,938	467,114
Atara Biotherapeutics, Inc.	191,800	4,672,248
Auspex Pharmaceuticals, Inc.	290,317	17,839,980
Avalanche Biotechnologies, Inc. (a)	35,297	1,400,585
Avalanche Biotechnologies, Inc. (e)	89,832	3,564,534
BioCryst Pharmaceuticals, Inc. (a)	168,200	1,712,276
Biogen Idec, Inc. (a)	465,199	181,036,843
BioMarin Pharmaceutical, Inc. (a)	705,538	68,550,072
Bionovo, Inc. warrants 2/2/16 (a)	56,850	1
bluebird bio, Inc. (a)	26,449	2,457,377
Calithera Biosciences, Inc. (d)	353,800	7,037,082
Cara Therapeutics, Inc.	106,388	1,147,927
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	20,784
warrants 5/30/17 (a)	17,900	47,553
Celgene Corp. (a)	1,570,303	187,117,305
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	29
Celladon Corp. (a)	4,066	69,244
Celldex Therapeutics, Inc. (a)(d)	415,302	8,895,769
Cepheid, Inc. (a)	51,400	2,904,614
Cerulean Pharma, Inc.	530,000	4,107,500
Chimerix, Inc. (a)	239,005	9,586,491
Clovis Oncology, Inc. (a)	81,334	5,302,163
Coherus BioSciences, Inc.	74,000	1,660,560
CTI BioPharma Corp. (a)	464,007	1,020,815

	Shares	Value
Cytokinetics, Inc. (a)	67,916	$ 481,524
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	72,066
Dicerna Pharmaceuticals, Inc.	45,606	972,320
Dyax Corp. (a)	1,237,034	18,691,584
Eleven Biotherapeutics, Inc.	123,940	1,437,704
Emergent BioSolutions, Inc. (a)	146,555	4,107,937
Enanta Pharmaceuticals, Inc. (a)	140,822	6,117,308
Epirus Biopharmaceuticals, Inc. (a)	254,100	1,257,795
Epizyme, Inc. (a)(d)	1,033,471	19,780,635
Esperion Therapeutics, Inc. (a)	237,134	10,884,451
Exact Sciences Corp. (a)(d)	364,159	9,908,766
Exelixis, Inc. (a)(d)	263,845	493,390
Fate Therapeutics, Inc. (a)	145,502	742,060
Fibrocell Science, Inc. (a)	279,800	1,158,372
FibroGen, Inc.	59,400	1,754,082
Forward Pharma A/S sponsored ADR (d)	23,100	569,877
Foundation Medicine, Inc. (a)(d)	159,200	7,587,472
Genmab A/S (a)	358,717	24,122,021
Genocea Biosciences, Inc.	97,479	836,370
Genomic Health, Inc. (a)(d)	54,120	1,746,994
Geron Corp. (a)(d)	2,782,517	8,848,404
Gilead Sciences, Inc. (a)	2,767,007	290,065,334
Halozyme Therapeutics, Inc. (a)(d)	484,507	6,918,760
Histogenics Corp. (h)	672,534	5,729,990
Hyperion Therapeutics, Inc. (a)	291,271	7,369,156
Ignyta, Inc. (a)	237,700	1,616,360
Immune Design Corp. (a)	131,100	3,289,299
ImmunoGen, Inc. (a)(d)	184,438	1,407,262
Immunomedics, Inc. (a)(d)	616,759	3,299,661
Incyte Corp. (a)	575,009	45,833,967
Infinity Pharmaceuticals, Inc. (a)	287,434	4,437,981
Insys Therapeutics, Inc. (a)(d)	245,684	11,738,782
Intercept Pharmaceuticals, Inc. (a)(d)	168,060	33,785,102
Intrexon Corp. (a)(d)	182,908	5,251,289
Ironwood Pharmaceuticals, Inc. Class A (a)	670,651	10,448,743
Isis Pharmaceuticals, Inc. (a)(d)	355,594	24,361,745
Juno Therapeutics, Inc.	214,673	8,259,544
Juno Therapeutics, Inc.	66,400	2,838,600
Karyopharm Therapeutics, Inc. (a)(d)	561,974	14,909,170
Keryx Biopharmaceuticals, Inc. (a)(d)	638,024	7,758,372
Kite Pharma, Inc. (d)	212,437	14,265,145
KYTHERA Biopharmaceuticals, Inc. (a)(d)	219,330	8,159,076
La Jolla Pharmaceutical Co. (a)	196,861	4,299,444
Lexicon Pharmaceuticals, Inc. (a)(d)	5,501,792	5,006,631
Ligand Pharmaceuticals, Inc. Class B (a)	96,025	5,465,743
Lion Biotechnologies, Inc. (a)	272,346	2,137,916
Macrogenics, Inc. (a)	461,857	14,603,918
MannKind Corp. (a)(d)	1,151,662	7,313,054
Medivation, Inc. (a)	431,077	46,909,799
MEI Pharma, Inc. (a)	119,900	472,406
Merrimack Pharmaceuticals, Inc. (a)	60,200	567,686
MiMedx Group, Inc. (a)(d)	250,413	2,042,118
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Minerva Neurosciences, Inc.	228,600	$ 1,001,268
Momenta Pharmaceuticals, Inc. (a)	121,037	1,303,568
Myriad Genetics, Inc. (a)(d)	195,057	7,299,033
Neurocrine Biosciences, Inc. (a)	624,728	21,028,344
NewLink Genetics Corp. (a)(d)	252,479	9,238,207
Novavax, Inc. (a)(d)	2,301,331	17,973,395
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	74
OncoMed Pharmaceuticals, Inc. (a)(d)	120,434	2,753,121
Ophthotech Corp. (a)(d)	660,937	37,177,706
Opko Health, Inc. (a)(d)	586,151	7,110,012
Oragenics, Inc. (a)	250,308	195,290
Orexigen Therapeutics, Inc. (a)(d)	1,621,438	8,512,550
Organovo Holdings, Inc. (a)(d)	194,083	1,247,954
Osiris Therapeutics, Inc. (a)(d)	203,971	3,290,052
OvaScience, Inc. (a)(d)	193,445	8,407,120
Paratek Pharmaceuticals, Inc. (a)	100	2,470
Paratek Pharmaceuticals, Inc. (e)	399,100	9,857,770
Pharmacyclics, Inc. (a)(d)	277,679	46,858,331
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Portola Pharmaceuticals, Inc. (a)	418,182	11,888,914
Progenics Pharmaceuticals, Inc. (a)	793,543	4,745,387
ProQR Therapeutics BV (a)	11,500	230,920
ProQR Therapeutics BV	237,916	4,299,618
Proteon Therapeutics, Inc.	137,500	1,450,625
Prothena Corp. PLC (a)	98,834	2,236,613
PTC Therapeutics, Inc. (a)	338,966	18,612,623
Puma Biotechnology, Inc. (a)	216,958	45,795,495
Radius Health, Inc. (a)(d)	589,151	28,391,187
Raptor Pharmaceutical Corp. (a)(d)	460,173	4,159,964
Receptos, Inc. (a)	450,142	49,592,144
Regeneron Pharmaceuticals, Inc. (a)	252,661	105,273,732
Regulus Therapeutics, Inc. (a)(d)	254,763	4,878,711
Repligen Corp. (a)	361,227	8,774,204
Rigel Pharmaceuticals, Inc. (a)	643,465	1,331,973
Sage Therapeutics, Inc. (d)	230,161	9,296,203
Sage Therapeutics, Inc. (e)	25,896	1,045,939
Sangamo Biosciences, Inc. (a)(d)	657,868	8,414,132
Sarepta Therapeutics, Inc. (a)(d)	160,901	1,930,812
Seattle Genetics, Inc. (a)(d)	196,850	6,133,846
Sophiris Bio, Inc. (a)	141,653	67,993
Spark Therapeutics, Inc.	154,856	7,742,800
Spectrum Pharmaceuticals, Inc. (a)	338,247	2,367,729
Stemline Therapeutics, Inc. (a)(d)	348,093	5,388,480
Sunesis Pharmaceuticals, Inc. (a)(d)	830,240	1,959,366
Synageva BioPharma Corp. (a)(d)	226,192	26,061,842
Synergy Pharmaceuticals, Inc. (a)(d)	165,484	481,558
Synta Pharmaceuticals Corp. (a)(d)	471,286	1,121,661
TESARO, Inc. (a)(d)	153,779	6,186,529
TG Therapeutics, Inc. (a)(d)	473,786	6,746,713

	Shares	Value
Threshold Pharmaceuticals, Inc. (a)	26,804	$ 99,711
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	51,457
Tokai Pharmaceuticals, Inc. (d)	91,000	1,115,660
Ultragenyx Pharmaceutical, Inc.	327,960	19,054,476
uniQure B.V.	108,149	2,271,129
United Therapeutics Corp. (a)	142,294	20,081,952
Verastem, Inc. (a)	331,008	2,416,358
Versartis, Inc. (a)(d)	331,876	5,884,161
Vertex Pharmaceuticals, Inc. (a)	916,326	100,924,146
Vical, Inc. (a)	659,862	686,256
Vitae Pharmaceuticals, Inc.	544,397	7,931,864
Vital Therapies, Inc.	260,400	5,140,296
Xencor, Inc. (a)	187,673	2,843,246
Xenon Pharmaceuticals, Inc.	102,215	1,818,405
XOMA Corp. (a)(d)	1,024,434	3,646,985
Zafgen, Inc. (d)	1,306,751	49,669,606
		2,396,111,487
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	14,200	0
Ocular Therapeutix, Inc.	35,071	1,068,964
Zosano Pharma Corp.	172,100	1,908,589
		2,977,553
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Transgenomic, Inc. (a)	13,500	50,490
Transgenomic, Inc. warrants 2/3/17 (a)	81,000	714
		51,204
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	6,666	39,329
PHARMACEUTICALS - 4.9%
Pharmaceuticals - 4.9%
AcelRx Pharmaceuticals, Inc. (a)(d)	52,410	351,147
Achaogen, Inc. (a)	141,215	1,652,216
Adimab LLC unit (f)(g)	225,035	3,199,998
Aradigm Corp. (a)	8,786	65,483
Auris Medical Holding AG (a)	261,667	1,036,201
Dermira, Inc.	336,700	5,673,395
Dermira, Inc.	162,931	2,470,849
Egalet Corp. (d)	329,668	2,884,595
Flex Pharma, Inc.	22,600	333,124
GW Pharmaceuticals PLC ADR (a)	25,500	1,860,735
Horizon Pharma PLC (a)(d)	811,450	13,332,124
Horizon Pharma PLC warrants 9/25/17 (a)	55,250	669,369
Intra-Cellular Therapies, Inc. (a)	225,154	4,372,491
Jazz Pharmaceuticals PLC (a)	196,031	33,195,890
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Nektar Therapeutics (a)	277,332	$ 4,060,140
NeurogesX, Inc. (a)	150,000	540
Pacira Pharmaceuticals, Inc. (a)	152,160	16,334,376
Parnell Pharmaceuticals Holdings Ltd.	123,569	543,704
Relypsa, Inc. (a)(d)	18,527	650,854
Repros Therapeutics, Inc. (a)(d)	721,683	6,206,474
Tetraphase Pharmaceuticals, Inc. (a)	267,931	9,741,971
TherapeuticsMD, Inc. (a)(d)	696,212	2,826,621
Theravance, Inc. (d)	249,076	2,807,087
Zogenix, Inc. (a)(d)	1,284,991	1,734,738
Zogenix, Inc. warrants 7/27/17 (a)	32,985	2,650
ZS Pharma, Inc. (d)	216,586	9,731,209
		125,737,981
TOTAL COMMON STOCKS (Cost $1,731,138,089)		2,524,917,554
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.8%
BIOTECHNOLOGY - 0.5%
Biotechnology - 0.5%
Aduro Biotech, Inc. Series D (g)	480,225	1,298,000
Moderna LLC Series E (g)	54,410	3,355,465
Pronutria Biosciences, Inc. Series C (g)	341,857	3,445,919
Seres Health, Inc. 8.00% (g)	352,270	4,284,730
		12,384,114
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
aTyr Pharma, Inc. 8.00% (a)(g)	282,494	714,427
Global Blood Therapeutics, Inc. Series B (a)(g)	1,814,085	4,535,213
Kolltan Pharmaceuticals, Inc. Series D (g)	1,610,391	1,610,391
Syros Pharmaceuticals, Inc. Series B, 6.00% (g)	163,994	515,942
		7,375,973
TOTAL CONVERTIBLE PREFERRED STOCKS		19,760,087
Nonconvertible Preferred Stocks - 0.0%
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Moderna LLC Series D, 8.00% (a)(g)	26,918	1,660,033
TOTAL PREFERRED STOCKS (Cost $20,334,248)		21,420,120
Money Market Funds - 8.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	24,979,751	$ 24,979,751
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	189,117,680	189,117,680
TOTAL MONEY MARKET FUNDS (Cost $214,097,431)		214,097,431
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $1,965,569,768)		2,760,435,105
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(202,363,990)
NET ASSETS - 100%		$ 2,558,071,115
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,468,243 or 0.6% of net assets.

(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,620,117 or 1.0% of net assets.

(h) Affiliated company
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Adimab LLC unit	9/17/14	$ 3,199,998
Aduro Biotech, Inc. Series D	12/19/14	$ 1,298,000
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 714,427
Global Blood Therapeutics, Inc. Series B	12/22/14	$ 4,535,213
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 1,610,391
Moderna LLC Series D, 8.00%	11/6/13	$ 574,161
Moderna LLC Series E	12/18/14	$ 3,355,465
Pronutria Biosciences, Inc. Series C	1/30/15	$ 3,445,919
Seres Health, Inc. 8.00%	11/24/14	$ 4,284,730
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$ 515,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,294
Fidelity Securities Lending Cash Central Fund	2,027,020
Total	$ 2,034,314
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aldeyra Therapeutics, Inc.	$ 993,513	$ -	$ -	$ -	$ 3,367,370
Histogenics Corp.	-	7,408,337	-	-	5,729,990
Total	$ 993,513	$ 7,408,337	$ -	$ -	$ 9,097,360
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,524,917,554	$ 2,505,804,323	$ 15,913,233	$ 3,199,998
Preferred Stocks	21,420,120	-	-	21,420,120
Money Market Funds	214,097,431	214,097,431	-	-
Total Investments in Securities:	$ 2,760,435,105	$ 2,719,901,754	$ 15,913,233	$ 24,620,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $181,562,173) - See accompanying schedule: Unaffiliated issuers (cost $1,741,844,659)	$ 2,537,240,314
Fidelity Central Funds (cost $214,097,431)	214,097,431
Other affiliated issuers (cost $9,627,678)	9,097,360
Total Investments (cost $1,965,569,768)		$ 2,760,435,105
Cash		94,085
Receivable for investments sold		2,775,603
Receivable for fund shares sold		21,183,472
Distributions receivable from Fidelity Central Funds		368,085
Prepaid expenses		7,000
Other receivables		7,286
Total assets		2,784,870,636

Liabilities
Payable for investments purchased	$ 33,002,843
Payable for fund shares redeemed	2,338,706
Accrued management fee	1,100,328
Distribution and service plan fees payable	716,593
Other affiliated payables	404,671
Other payables and accrued expenses	118,700
Collateral on securities loaned, at value	189,117,680
Total liabilities		226,799,521

Net Assets		$ 2,558,071,115
Net Assets consist of:
Paid in capital		$ 1,726,481,626
Accumulated net investment loss		(15,273,795)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		51,997,794
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		794,865,490
Net Assets		$ 2,558,071,115

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($966,468,621 ÷ 36,782,345 shares)	$ 26.28

Maximum offering price per share (100/94.25 of $26.23)	$ 27.88
Class T: Net Asset Value and redemption price per share ($142,282,219 ÷ 5,652,263 shares)	$ 25.17

Maximum offering price per share (100/96.50 of $25.13)	$ 26.08
Class B: Net Asset Value and offering price per share ($7,477,457 ÷ 321,301 shares)A	$ 23.27

Class C: Net Asset Value and offering price per share ($591,265,520 ÷ 25,356,678 shares)A	$ 23.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($850,577,298 ÷ 30,911,171 shares)	$ 27.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 925,881
Income from Fidelity Central Funds (including $2,027,020 from security lending)		2,034,314
Total income		2,960,195

Expenses
Management fee	$ 5,348,844
Transfer agent fees	1,877,212
Distribution and service plan fees	3,532,304
Accounting and security lending fees	311,239
Custodian fees and expenses	37,799
Independent trustees' compensation	16,484
Registration fees	197,824
Audit	22,381
Legal	9,037
Miscellaneous	8,170
Total expenses before reductions	11,361,294
Expense reductions	(13,352)	11,347,942
Net investment income (loss)		(8,387,747)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	95,106,083
Foreign currency transactions	463
Total net realized gain (loss)		95,106,546
Change in net unrealized appreciation (depreciation) on: Investment securities	463,590,104
Assets and liabilities in foreign currencies	153
Total change in net unrealized appreciation (depreciation)		463,590,257
Net gain (loss)		558,696,803
Net increase (decrease) in net assets resulting from operations		$ 550,309,056

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,387,747)	$ (9,882,130)
Net realized gain (loss)	95,106,546	15,835,693
Change in net unrealized appreciation (depreciation)	463,590,257	126,643,560
Net increase (decrease) in net assets resulting from operations	550,309,056	132,597,123
Distributions to shareholders from net investment income	(69,565)	-
Distributions to shareholders from net realized gain	(51,361,891)	(3,083,051)
Total distributions	(51,431,456)	(3,083,051)
Share transactions - net increase (decrease)	528,636,294	713,552,409
Redemption fees	30,654	133,198
Total increase (decrease) in net assets	1,027,544,548	843,199,679

Net Assets
Beginning of period	1,530,526,567	687,326,888
End of period (including accumulated net investment loss of $15,273,795 and accumulated net investment loss of $6,816,483, respectively)	$ 2,558,071,115	$ 1,530,526,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.19	$ 17.25	$ 11.79	$ 8.81	$ 6.67	$ 6.94
Income from Investment Operations
Net investment income (loss) E	(.09)	(.13)	(.09)	(.07)	(.07) H	(.08) I
Net realized and unrealized gain (loss)	6.78	3.12	6.24	3.05	2.21	(.19)
Total from investment operations	6.69	2.99	6.15	2.98	2.14	(.27)
Distributions from net realized gain	(.60)	(.05)	(.69)	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 26.28	$ 20.19	$ 17.25	$ 11.79	$ 8.81	$ 6.67
Total ReturnB, C, D	33.50%	17.38%	54.94%	33.83%	32.08%	(3.89)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.06%A	1.08%	1.15%	1.27%	1.35%	1.39%
Expenses net of fee waivers, if any	1.06%A	1.08%	1.15%	1.27%	1.35%	1.39%
Expenses net of all reductions	1.06%A	1.08%	1.14%	1.27%	1.34%	1.38%
Net investment income (loss)	(.75)%A	(.68)%	(.63)%	(.73)%	(.91)% H	(1.15)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 966,469	$ 602,625	$ 286,695	$ 68,993	$ 30,639	$ 20,154
Portfolio turnover rateG	37% A	50%	22%	82%	99%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.39	$ 16.63	$ 11.42	$ 8.56	$ 6.50	$ 6.78
Income from Investment Operations
Net investment income (loss) E	(.12)	(.19)	(.12)	(.10)	(.09) H	(.09) I
Net realized and unrealized gain (loss)	6.50	3.00	6.02	2.96	2.15	(.19)
Total from investment operations	6.38	2.81	5.90	2.86	2.06	(.28)
Distributions from net realized gain	(.60)	(.05)	(.69)	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 25.17	$ 19.39	$ 16.63	$ 11.42	$ 8.56	$ 6.50
Total ReturnB, C, D	33.28%	16.95%	54.50%	33.41%	31.69%	(4.13)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.37%A	1.41%	1.46%	1.56%	1.64%	1.69%
Expenses net of fee waivers, if any	1.37%A	1.41%	1.46%	1.56%	1.64%	1.65%
Expenses net of all reductions	1.37%A	1.40%	1.46%	1.56%	1.64%	1.64%
Net investment income (loss)	(1.07)%A	(1.01)%	(.94)%	(1.02)%	(1.21)% H	(1.41)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,282	$ 95,945	$ 67,887	$ 28,154	$ 16,454	$ 11,684
Portfolio turnover rateG	37% A	50%	22%	82%	99%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.34)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.55)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.01	$ 15.52	$ 10.75	$ 8.09	$ 6.17	$ 6.47
Income from Investment Operations
Net investment income (loss) E	(.16)	(.26)	(.17)	(.13)	(.12) H	(.12) I
Net realized and unrealized gain (loss)	6.02	2.80	5.63	2.79	2.04	(.18)
Total from investment operations	5.86	2.54	5.46	2.66	1.92	(.30)
Distributions from net realized gain	(.60)	(.05)	(.69)	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 23.27	$ 18.01	$ 15.52	$ 10.75	$ 8.09	$ 6.17
Total ReturnB, C, D	32.94%	16.42%	53.76%	32.88%	31.12%	(4.64)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.85%A	1.89%	1.94%	2.03%	2.10%	2.14%
Expenses net of fee waivers, if any	1.85%A	1.89%	1.94%	2.03%	2.10%	2.14%
Expenses net of all reductions	1.85%A	1.88%	1.94%	2.02%	2.09%	2.13%
Net investment income (loss)	(1.55)%A	(1.49)%	(1.42)%	(1.49)%	(1.66)% H	(1.90)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,477	$ 6,101	$ 8,136	$ 6,349	$ 5,849	$ 6,297
Portfolio turnover rateG	37% A	50%	22%	82%	99%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.04	$ 15.53	$ 10.76	$ 8.10	$ 6.18	$ 6.47
Income from Investment Operations
Net investment income (loss) E	(.16)	(.25)	(.17)	(.13)	(.12) H	(.12) I
Net realized and unrealized gain (loss)	6.04	2.81	5.63	2.79	2.04	(.17)
Total from investment operations	5.88	2.56	5.46	2.66	1.92	(.29)
Distributions from net realized gain	(.60)	(.05)	(.69)	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 23.32	$ 18.04	$ 15.53	$ 10.76	$ 8.10	$ 6.18
Total ReturnB, C, D	33.00%	16.54%	53.71%	32.84%	31.07%	(4.48)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.81%A	1.83%	1.88%	2.01%	2.10%	2.14%
Expenses net of fee waivers, if any	1.81%A	1.83%	1.88%	2.01%	2.10%	2.14%
Expenses net of all reductions	1.81%A	1.83%	1.87%	2.01%	2.09%	2.13%
Net investment income (loss)	(1.50)%A	(1.43)%	(1.36)%	(1.47)%	(1.66)% H	(1.90)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 591,266	$ 359,967	$ 146,684	$ 31,710	$ 15,787	$ 11,421
Portfolio turnover rateG	37% A	50%	22%	82%	99%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.10	$ 17.97	$ 12.22	$ 9.10	$ 6.87	$ 7.12
Income from Investment Operations
Net investment income (loss) D	(.06)	(.08)	(.05)	(.04)	(.05) G	(.06) H
Net realized and unrealized gain (loss)	7.09	3.26	6.49	3.16	2.28	(.19)
Total from investment operations	7.03	3.18	6.44	3.12	2.23	(.25)
Distributions from net investment income	- J	-	-	-	-	-
Distributions from net realized gain	(.60)	(.05)	(.69)	-	-	-
Total distributions	(.61) K	(.05)	(.69)	-	-	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 27.52	$ 21.10	$ 17.97	$ 12.22	$ 9.10	$ 6.87
Total ReturnB, C	33.64%	17.74%	55.39%	34.29%	32.46%	(3.51)%
Ratios to Average Net Assets E, I
Expenses before reductions	.79%A	.81%	.85%	.95%	1.04%	1.07%
Expenses net of fee waivers, if any	.79%A	.81%	.85%	.95%	1.04%	1.07%
Expenses net of all reductions	.79%A	.80%	.84%	.94%	1.03%	1.06%
Net investment income (loss)	(.49)%A	(.41)%	(.32)%	(.40)%	(.60)% G	(.83)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 850,577	$ 465,889	$ 177,926	$ 26,772	$ 5,903	$ 3,008
Portfolio turnover rateF	37% A	50%	22%	82%	99%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.97)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.61 per share is comprised of distributions from net investment income of $.604 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. During the period, the dividend income has been increased $415,705 with a corresponding decrease to unrealized appreciation (depreciation) as a result of a change in the prior period estimate, which had no impact on the total net assets or the total return of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 881,589,325
Gross unrealized depreciation	(93,202,470)
Net unrealized appreciation (depreciation) on securities	$ 788,386,855

Tax cost	$ 1,972,048,250

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $818,445,558 and $360,337,192, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 927,482	$ 17,418
Class T	.25%	.25%	291,402	-
Class B	.75%	.25%	33,592	25,194
Class C	.75%	.25%	2,279,828	1,099,094
			$ 3,532,304	$ 1,141,706

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 653,053
Class T	38,213
Class B*	1,888
Class C*	67,270
$ 760,424

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 718,187.19
Class T	150,902.26
Class B	8,048.24
Class C	442,079.19
Institutional Class	557,996.18
	$ 1,877,212

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $26,355 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,229 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,352 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Institutional Class	$ 69,565	$ -
Total	$ 69,565	$ -
From net realized gain
Class A	$ 19,162,661	$ 1,291,021
Class T	3,137,056	234,772
Class B	191,809	24,488
Class C	13,249,585	722,216
Institutional Class	15,620,780	810,554
Total	$ 51,361,891	$ 3,083,051

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	10,821,266	26,291,422	$ 259,320,079	$ 513,888,215
Reinvestment of distributions	750,773	64,680	17,834,338	1,162,299
Shares redeemed	(4,636,336)	(13,129,582)	(105,417,399)	(254,303,314)
Net increase (decrease)	6,935,703	13,226,520	$ 171,737,018	$ 260,747,200
Class T
Shares sold	1,107,249	2,490,442	$ 25,483,097	$ 47,007,190
Reinvestment of distributions	134,415	13,197	3,058,637	228,306
Shares redeemed	(536,346)	(1,639,876)	(11,876,240)	(30,470,117)
Net increase (decrease)	705,318	863,763	$ 16,665,494	$ 16,765,379
Class B
Shares sold	37,870	92,681	$ 799,199	$ 1,623,597
Reinvestment of distributions	8,590	1,384	180,710	22,292
Shares redeemed	(63,887)	(279,647)	(1,312,401)	(4,810,522)
Net increase (decrease)	(17,427)	(185,582)	$ (332,492)	$ (3,164,633)
Class C
Shares sold	6,566,024	14,509,075	$ 140,481,223	$ 256,484,365
Reinvestment of distributions	528,129	36,658	11,164,209	591,299
Shares redeemed	(1,689,529)	(4,036,055)	(34,628,762)	(69,713,827)
Net increase (decrease)	5,404,624	10,509,678	$ 117,016,670	$ 187,361,837
Institutional Class
Shares sold	12,345,244	21,677,297	$ 307,095,004	$ 442,824,898
Reinvestment of distributions	532,595	35,974	13,257,162	674,146
Shares redeemed	(4,051,025)	(9,529,193)	(96,802,562)	(191,656,418)
Net increase (decrease)	8,826,814	12,184,078	$ 223,549,604	$ 251,842,626

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.40%
Actual		$ 1,000.00	$ 1,004.20	$ 7.07
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,002.20	$ 8.33
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,000.00	$ 10.84
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,000.00	$ 10.84
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,005.40	$ 5.81
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	17.8	17.6
QUALCOMM, Inc.	17.1	14.8
Nokia Corp. sponsored ADR	5.5	5.5
Juniper Networks, Inc.	5.4	4.7
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.8	4.6
Alcatel-Lucent SA sponsored ADR	3.9	3.5
Motorola Solutions, Inc.	2.9	2.3
Riverbed Technology, Inc.	2.8	3.3
F5 Networks, Inc.	2.6	3.3
BlackBerry Ltd.	2.0	2.1
	64.8
Top Industries (% of fund's net assets)
As of January 31, 2015
Communications Equipment	84.3%
Internet Software & Services	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Technology Hardware, Storage & Peripherals	2.6%
Software	2.4%
All Others*	4.1%

As of July 31, 2014
Communications Equipment	73.4%
Technology Hardware, Storage & Peripherals	8.9%
Software	3.6%
Semiconductors & Semiconductor Equipment	2.7%
Internet Software & Services	2.5%
All Others*	8.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 84.3%
Communications Equipment - 84.3%
ADTRAN, Inc.	8,600	$ 190,146
ADVA Optical Networking SE (a)	16,128	53,398
Alcatel-Lucent SA sponsored ADR (a)	159,357	549,782
Arista Networks, Inc.	100	6,312
Aruba Networks, Inc. (a)	11,940	197,965
Ciena Corp. (a)(d)	9,900	183,348
Cisco Systems, Inc.	96,424	2,542,220
CommScope Holding Co., Inc. (a)	9,500	266,998
F5 Networks, Inc. (a)	3,265	364,439
Finisar Corp. (a)	12,600	228,564
InterDigital, Inc.	2,800	139,944
Ixia (a)	14,400	146,016
JDS Uniphase Corp. (a)	16,100	195,615
Juniper Networks, Inc.	34,188	777,093
Motorola Solutions, Inc.	6,647	414,839
NETGEAR, Inc. (a)	2,900	97,933
Nokia Corp. sponsored ADR	103,620	787,512
Plantronics, Inc.	5,300	242,899
Polycom, Inc. (a)	12,299	163,577
Procera Networks, Inc. (a)(d)	2,200	19,316
QUALCOMM, Inc.	39,081	2,440,999
Radware Ltd. (a)	5,600	107,744
Riverbed Technology, Inc. (a)	19,458	400,446
Ruckus Wireless, Inc. (a)	25,800	273,222
ShoreTel, Inc. (a)	10,900	77,172
Sonus Networks, Inc. (a)	8,240	157,219
Spirent Communications PLC	84,600	113,726
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	56,120	680,736
Transmode AB	4,800	41,623
ViaSat, Inc. (a)	2,400	134,928
Wi-Lan, Inc.	15,100	40,522
		12,036,253
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
General Cable Corp.	4,700	53,768
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Components - 0.3%
II-VI, Inc. (a)	2,700	46,413
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Vocera Communications, Inc. (a)	7,200	64,512
INTERNET SOFTWARE & SERVICES - 3.4%
Internet Software & Services - 3.4%
Google, Inc.:
Class A (a)	399	214,482
Class C (a)	409	218,619

	Shares	Value
Rackspace Hosting, Inc. (a)	600	$ 26,976
Web.com Group, Inc. (a)	1,600	24,176
		484,253
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Semiconductors - 3.2%
Altera Corp.	6,800	223,890
GSI Technology, Inc. (a)	7,700	38,962
Semtech Corp. (a)	3,900	99,294
Xilinx, Inc.	2,400	92,580
		454,726
SOFTWARE - 2.4%
Application Software - 0.6%
BroadSoft, Inc. (a)	1,500	40,335
Comverse, Inc. (a)	3,000	51,690
		92,025
Systems Software - 1.8%
Infoblox, Inc. (a)	2,400	44,808
Oracle Corp.	3,100	129,859
Rovi Corp. (a)	3,300	76,263
		250,930
TOTAL SOFTWARE		342,955
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.6%
Technology Hardware, Storage & Peripherals - 2.6%
BlackBerry Ltd. (a)	27,600	280,140
Samsung Electronics Co. Ltd.	70	86,204
		366,344
TOTAL COMMON STOCKS (Cost $11,967,350)		13,849,224
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.13% (b)	449,642	449,642
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	195,200	195,200
TOTAL MONEY MARKET FUNDS (Cost $644,842)		644,842
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $12,612,192)		14,494,066
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(219,306)
NET ASSETS - 100%		$ 14,274,760
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 495
Fidelity Securities Lending Cash Central Fund	986
Total	$ 1,481
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 13,849,224	$ 13,763,020	$ 86,204	$ -
Money Market Funds	644,842	644,842	-	-
Total Investments in Securities:	$ 14,494,066	$ 14,407,862	$ 86,204	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.6%
Finland	5.5%
Sweden	5.1%
France	3.9%
Canada	2.3%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $180,728) - See accompanying schedule: Unaffiliated issuers (cost $11,967,350)	$ 13,849,224
Fidelity Central Funds (cost $644,842)	644,842
Total Investments (cost $12,612,192)		$ 14,494,066
Cash		1,871
Receivable for investments sold		52,666
Receivable for fund shares sold		11,218
Dividends receivable		1,034
Distributions receivable from Fidelity Central Funds		192
Prepaid expenses		67
Receivable from investment adviser for expense reductions		2,107
Other receivables		17
Total assets		14,563,238

Liabilities
Payable for investments purchased	$ 14,108
Payable for fund shares redeemed	36,073
Accrued management fee	6,890
Distribution and service plan fees payable	5,429
Other affiliated payables	3,978
Other payables and accrued expenses	26,800
Collateral on securities loaned, at value	195,200
Total liabilities		288,478

Net Assets		$ 14,274,760
Net Assets consist of:
Paid in capital		$ 12,640,272
Accumulated net investment loss		(26,709)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(220,676)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,881,873
Net Assets		$ 14,274,760

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,677,987 ÷ 391,136 shares)	$ 11.96

Maximum offering price per share (100/94.25 of $11.96)	$ 12.69
Class T: Net Asset Value and redemption price per share ($3,998,479 ÷ 345,495 shares)	$ 11.57

Maximum offering price per share (100/96.50 of $11.57)	$ 11.99
Class B: Net Asset Value and offering price per share ($353,372 ÷ 32,815 shares)A	$ 10.77

Class C: Net Asset Value and offering price per share ($2,684,830 ÷ 249,444 shares)A	$ 10.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,560,092 ÷ 207,171 shares)	$ 12.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 88,308
Income from Fidelity Central Funds		1,481
Total income		89,789

Expenses
Management fee	$ 40,148
Transfer agent fees	21,710
Distribution and service plan fees	31,946
Accounting and security lending fees	2,935
Custodian fees and expenses	2,698
Independent trustees' compensation	133
Registration fees	48,492
Audit	21,964
Legal	113
Miscellaneous	44
Total expenses before reductions	170,183
Expense reductions	(55,392)	114,791
Net investment income (loss)		(25,002)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	513,790
Foreign currency transactions	(488)
Total net realized gain (loss)		513,302
Change in net unrealized appreciation (depreciation) on: Investment securities	(459,943)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(459,946)
Net gain (loss)		53,356
Net increase (decrease) in net assets resulting from operations		$ 28,354

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (25,002)	$ 32,595
Net realized gain (loss)	513,302	685,793
Change in net unrealized appreciation (depreciation)	(459,946)	1,223,850
Net increase (decrease) in net assets resulting from operations	28,354	1,942,238
Distributions to shareholders from net investment income	(25,322)	-
Share transactions - net increase (decrease)	(182,489)	1,539,076
Redemption fees	76	568
Total increase (decrease) in net assets	(179,381)	3,481,882

Net Assets
Beginning of period	14,454,141	10,972,259
End of period (including accumulated net investment loss of $26,709 and undistributed net investment income of $23,615, respectively)	$ 14,274,760	$ 14,454,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.22	$ 7.71	$ 9.73	$ 8.67	$ 7.28
Income from Investment Operations
Net investment income (loss) E	(.01)	.04 H	.02	(.01)	(.06)	(.11)
Net realized and unrealized gain (loss)	.06	1.68	2.50	(1.81)	1.12	1.50
Total from investment operations	.05	1.72	2.52	(1.82)	1.06	1.39
Distributions from net investment income	(.03)	-	(.01)	-	-	-
Distributions from net realized gain	-	-	-	(.20)	-	-
Total distributions	(.03)	-	(.01)	(.20)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.96	$ 11.94	$ 10.22	$ 7.71	$ 9.73	$ 8.67
Total ReturnB, C, D	.42%	16.83%	32.65%	(18.88)%	12.23%	19.09%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15%A	1.96%	2.22%	1.96%	1.64%	1.90%
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39%A	1.39%	1.37%	1.39%	1.39%	1.38%
Net investment income (loss)	(.16)%A	.40% H	.18%	(.16)%	(.60)%	(1.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,678	$ 4,725	$ 3,962	$ 3,568	$ 8,787	$ 4,860
Portfolio turnover rateG	42% A	160%	33%	79%	101%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 9.91	$ 7.49	$ 9.48	$ 8.46	$ 7.13
Income from Investment Operations
Net investment income (loss) E	(.02)	.02 H	(.01)	(.03)	(.09)	(.13)
Net realized and unrealized gain (loss)	.05	1.62	2.43	(1.76)	1.11	1.46
Total from investment operations	.03	1.64	2.42	(1.79)	1.02	1.33
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(.20)	-	-
Total distributions	(.01)	-	-	(.20)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.57	$ 11.55	$ 9.91	$ 7.49	$ 9.48	$ 8.46
Total ReturnB, C, D	.22%	16.55%	32.31%	(19.06)%	12.06%	18.65%
Ratios to Average Net Assets F, I
Expenses before reductions	2.44%A	2.25%	2.52%	2.27%	1.97%	2.20%
Expenses net of fee waivers, if any	1.65%A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%A	1.64%	1.62%	1.64%	1.64%	1.63%
Net investment income (loss)	(.41)%A	.14% H	(.07)%	(.41)%	(.85)%	(1.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,998	$ 3,995	$ 3,342	$ 2,843	$ 4,607	$ 3,273
Portfolio turnover rateG	42% A	160%	33%	79%	101%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 9.28	$ 7.05	$ 8.99	$ 8.06	$ 6.83
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04) H	(.05)	(.07)	(.13)	(.16)
Net realized and unrealized gain (loss)	.05	1.53	2.28	(1.67)	1.06	1.39
Total from investment operations	-	1.49	2.23	(1.74)	.93	1.23
Distributions from net realized gain	-	-	-	(.20)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.77	$ 10.77	$ 9.28	$ 7.05	$ 8.99	$ 8.06
Total ReturnB, C, D	0.00%	16.06%	31.63%	(19.56)%	11.54%	18.01%
Ratios to Average Net Assets F, I
Expenses before reductions	2.92%A	2.74%	3.00%	2.71%	2.47%	2.68%
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14%A	2.14%	2.13%	2.13%	2.14%	2.13%
Net investment income (loss)	(.91)%A	(.36)% H	(.57)%	(.91)%	(1.35)%	(2.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 399	$ 480	$ 570	$ 1,316	$ 1,408
Portfolio turnover rateG	42% A	160%	33%	79%	101%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 9.28	$ 7.05	$ 8.98	$ 8.06	$ 6.82
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04) H	(.05)	(.07)	(.13)	(.16)
Net realized and unrealized gain (loss)	.05	1.52	2.28	(1.66)	1.05	1.40
Total from investment operations	-	1.48	2.23	(1.73)	.92	1.24
Distributions from net realized gain	-	-	-	(.20)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.76	$ 10.76	$ 9.28	$ 7.05	$ 8.98	$ 8.06
Total ReturnB, C, D	0.00%	15.95%	31.63%	(19.47)%	11.41%	18.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.91%A	2.73%	2.98%	2.71%	2.40%	2.67%
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14%A	2.14%	2.12%	2.14%	2.14%	2.13%
Net investment income (loss)	(.91)%A	(.35)% H	(.57)%	(.91)%	(1.35)%	(2.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,685	$ 2,744	$ 2,334	$ 2,142	$ 5,866	$ 3,029
Portfolio turnover rateG	42% A	160%	33%	79%	101%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 10.55	$ 7.95	$ 10.00	$ 8.88	$ 7.45
Income from Investment Operations
Net investment income (loss) D	.01	.08 G	.04	.01	(.04)	(.09)
Net realized and unrealized gain (loss)	.06	1.72	2.58	(1.86)	1.16	1.52
Total from investment operations	.07	1.80	2.62	(1.85)	1.12	1.43
Distributions from net investment income	(.06)	-	(.02)	-	-	-
Distributions from net realized gain	-	-	-	(.20)	-	-
Total distributions	(.06)	-	(.02)	(.20)	-	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.36	$ 12.35	$ 10.55	$ 7.95	$ 10.00	$ 8.88
Total ReturnB, C	.54%	17.06%	32.92%	(18.66)%	12.61%	19.19%
Ratios to Average Net Assets E, H
Expenses before reductions	1.79%A	1.45%	1.93%	1.66%	1.22%	1.54%
Expenses net of fee waivers, if any	1.15%A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14%A	1.14%	1.12%	1.13%	1.14%	1.13%
Net investment income (loss)	.10%A	.65% G	.43%	.10%	(.35)%	(1.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,560	$ 2,592	$ 855	$ 721	$ 2,855	$ 1,717
Portfolio turnover rateF	42% A	160%	33%	79%	101%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .39%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,272,207
Gross unrealized depreciation	(506,714)
Net unrealized appreciation (depreciation) on securities	$ 1,765,493

Tax cost	$ 12,728,573

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (575,460)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,453,656 and $2,942,337, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,946	$ 210
Class T	.25%	.25%	10,380	-
Class B	.75%	.25%	1,927	1,445
Class C	.75%	.25%	13,693	1,430
			$ 31,946	$ 3,085

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,966
Class T	689
Class B*	40
Class C*	179
$ 2,874

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 7,346.31
Class T	7,030.34
Class B	599.31
Class C	4,256.31
Institutional Class	2,479.19
	$ 21,710

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $222 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $986.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 17,823
Class T	1.65%	16,350
Class B	2.15%	1,479
Class C	2.15%	10,426
Institutional Class	1.15%	8,248
		$ 54,326

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,063 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 11,846	$ -
Class T	1,754	-
Institutional Class	11,722	-
Total	$ 25,322	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	52,859	118,184	$ 655,663	$ 1,378,044
Reinvestment of distributions	914	-	11,238	-
Shares redeemed	(58,288)	(110,145)	(706,938)	(1,218,133)
Net increase (decrease)	(4,515)	8,039	$ (40,037)	$ 159,911
Class T
Shares sold	26,028	51,248	$ 307,291	$ 564,493
Reinvestment of distributions	146	-	1,738	-
Shares redeemed	(26,674)	(42,610)	(316,476)	(470,057)
Net increase (decrease)	(500)	8,638	$ (7,447)	$ 94,436
Class B
Shares sold	-	64	$ -	$ 624
Shares redeemed	(4,203)	(14,700)	(45,127)	(144,244)
Net increase (decrease)	(4,203)	(14,636)	$ (45,127)	$ (143,620)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class C
Shares sold	21,203	74,081	$ 235,520	$ 769,830
Shares redeemed	(26,777)	(70,636)	(294,101)	(715,373)
Net increase (decrease)	(5,574)	3,445	$ (58,581)	$ 54,457
Institutional Class
Shares sold	12,678	1,448,765	$ 157,973	$ 17,115,064
Reinvestment of distributions	868	-	11,030	-
Shares redeemed	(16,251)	(1,319,932)	(200,300)	(15,741,172)
Net increase (decrease)	(2,705)	128,833	$ (31,297)	$ 1,373,892

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.20%
Actual		$ 1,000.00	$ 1,088.40	$ 6.32
HypotheticalA		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.50%
Actual		$ 1,000.00	$ 1,087.40	$ 7.89
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.04%
Actual		$ 1,000.00	$ 1,084.90	$ 10.72
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.36
Class C	1.97%
Actual		$ 1,000.00	$ 1,085.10	$ 10.35
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Institutional Class	.92%
Actual		$ 1,000.00	$ 1,090.50	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	7.6	6.6
Comcast Corp. Class A	5.8	2.8
Home Depot, Inc.	5.5	5.5
L Brands, Inc.	4.1	2.7
Starbucks Corp.	3.9	2.9
NIKE, Inc. Class B	3.3	3.2
Priceline Group, Inc.	2.9	3.8
Wyndham Worldwide Corp.	2.8	2.5
Naspers Ltd. Class N	2.3	0.0
TJX Companies, Inc.	2.2	3.5
	40.4
Top Industries (% of fund's net assets)
As of January 31, 2015
Media	22.5%
Hotels, Restaurants & Leisure	21.1%
Specialty Retail	19.9%
Textiles, Apparel & Luxury Goods	11.7%
Internet & Catalog Retail	5.1%
All Others*	19.7%

As of July 31, 2014
Media	33.0%
Specialty Retail	19.1%
Hotels, Restaurants & Leisure	14.8%
Textiles, Apparel & Luxury Goods	11.1%
Internet & Catalog Retail	5.6%
All Others*	16.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
AUTO COMPONENTS - 3.1%
Auto Parts & Equipment - 3.1%
Delphi Automotive PLC	41,284	$ 2,837,449
Tenneco, Inc. (a)	29,500	1,516,890
		4,354,339
AUTOMOBILES - 2.6%
Automobile Manufacturers - 1.1%
Tata Motors Ltd. (a)	93,448	880,059
Tesla Motors, Inc. (a)	3,600	732,960
		1,613,019
Motorcycle Manufacturers - 1.5%
Harley-Davidson, Inc.	34,700	2,140,990
TOTAL AUTOMOBILES		3,754,009
BEVERAGES - 2.0%
Distillers & Vintners - 0.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	12,124	1,339,096
Soft Drinks - 1.1%
Monster Beverage Corp. (a)	13,300	1,555,435
TOTAL BEVERAGES		2,894,531
FOOD & STAPLES RETAILING - 0.7%
Food Retail - 0.7%
Sprouts Farmers Market LLC (a)	25,700	935,737
FOOD PRODUCTS - 1.7%
Packaged Foods & Meats - 1.7%
Associated British Foods PLC	21,800	1,018,875
Keurig Green Mountain, Inc.	11,820	1,448,659
		2,467,534
HOTELS, RESTAURANTS & LEISURE - 21.1%
Casinos & Gaming - 3.1%
Las Vegas Sands Corp.	44,840	2,437,951
Wynn Resorts Ltd.	12,980	1,920,391
		4,358,342
Hotels, Resorts & Cruise Lines - 5.9%
China Lodging Group Ltd. ADR (a)	18,950	411,215
Hilton Worldwide Holdings, Inc. (a)	73,400	1,906,198
Marriott International, Inc. Class A	27,230	2,028,635
Wyndham Worldwide Corp.	47,786	4,003,989
		8,350,037
Leisure Facilities - 1.1%
Vail Resorts, Inc.	17,320	1,520,003
Restaurants - 11.0%
Buffalo Wild Wings, Inc. (a)	7,700	1,373,064
DineEquity, Inc.	12,900	1,377,075
Domino's Pizza, Inc.	13,889	1,375,705
Fiesta Restaurant Group, Inc. (a)	28,400	1,677,588
Jubilant Foodworks Ltd. (a)	32,997	737,661

	Shares	Value
Papa John's International, Inc.	2,332	$ 147,989
Ruth's Hospitality Group, Inc.	117,600	1,707,552
Starbucks Corp.	63,400	5,549,402
Texas Roadhouse, Inc. Class A	50,041	1,680,877
		15,626,913
TOTAL HOTELS, RESTAURANTS & LEISURE		29,855,295
HOUSEHOLD DURABLES - 2.0%
Homebuilding - 2.0%
D.R. Horton, Inc.	38,900	953,828
Lennar Corp. Class A	21,200	952,092
PulteGroup, Inc.	42,900	883,311
		2,789,231
INTERNET & CATALOG RETAIL - 5.1%
Internet Retail - 5.1%
Amazon.com, Inc. (a)	5,660	2,006,640
Ocado Group PLC (a)(d)	191,200	1,183,620
Priceline Group, Inc. (a)	4,046	4,084,356
		7,274,616
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Alibaba Group Holding Ltd. sponsored ADR	6,400	570,112
HomeAway, Inc. (a)	24,400	621,956
		1,192,068
LEISURE PRODUCTS - 2.3%
Leisure Products - 2.3%
Brunswick Corp.	30,900	1,677,252
Polaris Industries, Inc.	10,900	1,576,031
		3,253,283
MEDIA - 22.5%
Advertising - 0.1%
MDC Partners, Inc. Class A (sub. vtg.)	4,300	102,770
Broadcasting - 2.2%
ITV PLC	933,729	3,094,042
Cable & Satellite - 10.0%
Comcast Corp. Class A	154,900	8,232,161
DIRECTV (a)	23,352	1,991,459
Naspers Ltd. Class N	22,740	3,280,516
Time Warner Cable, Inc.	5,320	724,212
		14,228,348
Movies & Entertainment - 9.9%
CTS Eventim AG	14,870	426,799
The Walt Disney Co.	118,606	10,788,402
Time Warner, Inc.	27,600	2,150,868
Twenty-First Century Fox, Inc. Class A	18,933	627,818
		13,993,887
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Publishing - 0.3%
Rightmove PLC	11,900	$ 416,907
TOTAL MEDIA		31,835,954
MULTILINE RETAIL - 0.5%
General Merchandise Stores - 0.5%
B&M European Value Retail S.A.	132,912	632,106
Don Quijote Holdings Co. Ltd.	1,700	123,773
		755,879
PERSONAL PRODUCTS - 0.7%
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	13,720	968,495
SPECIALTY RETAIL - 19.9%
Apparel Retail - 8.1%
L Brands, Inc.	68,100	5,763,303
Ross Stores, Inc.	25,260	2,316,595
TJX Companies, Inc.	48,208	3,178,836
United Arrows Ltd.	10,600	301,286
		11,560,020
Automotive Retail - 3.9%
AutoZone, Inc. (a)	4,500	2,686,320
O'Reilly Automotive, Inc. (a)	15,100	2,829,136
		5,515,456
Home Improvement Retail - 5.9%
Home Depot, Inc.	74,560	7,785,555
Lumber Liquidators Holdings, Inc. (a)(d)	8,500	536,775
		8,322,330
Specialty Stores - 2.0%
Tiffany & Co., Inc.	22,155	1,919,509
World Duty Free SpA (a)(d)	87,693	968,139
		2,887,648
TOTAL SPECIALTY RETAIL		28,285,454
TEXTILES, APPAREL & LUXURY GOODS - 11.7%
Apparel, Accessories & Luxury Goods - 8.4%
Compagnie Financiere Richemont SA Series A	7,733	642,443

	Shares	Value
G-III Apparel Group Ltd. (a)	23,540	$ 2,288,088
Kate Spade & Co. (a)	56,500	1,781,445
lululemon athletica, Inc. (a)	2,800	185,472
PVH Corp.	28,623	3,155,972
Ralph Lauren Corp.	8,945	1,492,831
VF Corp.	32,904	2,282,550
		11,828,801
Footwear - 3.3%
NIKE, Inc. Class B	51,317	4,733,993
TOTAL TEXTILES, APPAREL & LUXURY GOODS		16,562,794
TOTAL COMMON STOCKS (Cost $121,603,237)		137,179,219
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.13% (b)	4,692,926	4,692,926
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,658,252	1,658,252
TOTAL MONEY MARKET FUNDS (Cost $6,351,178)		6,351,178
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $127,954,415)		143,530,397
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,769,284)
NET ASSETS - 100%		$ 141,761,113
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,590
Fidelity Securities Lending Cash Central Fund	2,034
Total	$ 3,624
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 137,179,219	$ 131,213,481	$ 5,965,738	$ -
Money Market Funds	6,351,178	6,351,178	-	-
Total Investments in Securities:	$ 143,530,397	$ 137,564,659	$ 5,965,738	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.6%
United Kingdom	4.4%
South Africa	2.3%
Bailiwick of Jersey	2.0%
India	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,585,759) - See accompanying schedule: Unaffiliated issuers (cost $121,603,237)	$ 137,179,219
Fidelity Central Funds (cost $6,351,178)	6,351,178
Total Investments (cost $127,954,415)		$ 143,530,397
Receivable for investments sold		4,999
Receivable for fund shares sold		1,645,872
Dividends receivable		14,711
Distributions receivable from Fidelity Central Funds		1,038
Prepaid expenses		577
Other receivables		3,195
Total assets		145,200,789

Liabilities
Payable for investments purchased	$ 1,284,171
Payable for fund shares redeemed	301,595
Accrued management fee	60,653
Distribution and service plan fees payable	42,047
Other affiliated payables	26,331
Other payables and accrued expenses	66,627
Collateral on securities loaned, at value	1,658,252
Total liabilities		3,439,676

Net Assets		$ 141,761,113
Net Assets consist of:
Paid in capital		$ 123,872,208
Accumulated net investment loss		(54,730)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,401,493
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,542,142
Net Assets		$ 141,761,113

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,232,579 ÷ 3,458,242 shares)	$ 19.15

Maximum offering price per share (100/94.25 of $19.15)	$ 20.32
Class T: Net Asset Value and redemption price per share ($20,725,637 ÷ 1,146,946 shares)	$ 18.07

Maximum offering price per share (100/96.50 of $18.07)	$ 18.73
Class B: Net Asset Value and offering price per share ($1,388,014 ÷ 87,104 shares)A	$ 15.94

Class C: Net Asset Value and offering price per share ($24,464,688 ÷ 1,534,299 shares)A	$ 15.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,950,195 ÷ 1,411,733 shares)	$ 20.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 742,120
Income from Fidelity Central Funds		3,624
Total income		745,744

Expenses
Management fee	$ 327,400
Transfer agent fees	133,111
Distribution and service plan fees	234,616
Accounting and security lending fees	23,379
Custodian fees and expenses	13,316
Independent trustees' compensation	1,096
Registration fees	48,474
Audit	22,759
Legal	684
Miscellaneous	624
Total expenses before reductions	805,459
Expense reductions	(4,985)	800,474
Net investment income (loss)		(54,730)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $64)	4,253,107
Foreign currency transactions	(4,828)
Total net realized gain (loss)		4,248,279
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $33,768)	5,167,502
Assets and liabilities in foreign currencies	(907)
Total change in net unrealized appreciation (depreciation)		5,166,595
Net gain (loss)		9,414,874
Net increase (decrease) in net assets resulting from operations		$ 9,360,144

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (54,730)	$ (430,703)
Net realized gain (loss)	4,248,279	17,599,668
Change in net unrealized appreciation (depreciation)	5,166,595	(7,703,576)
Net increase (decrease) in net assets resulting from operations	9,360,144	9,465,389
Distributions to shareholders from net realized gain	(13,923,456)	(8,442,076)
Share transactions - net increase (decrease)	24,193,313	27,584,653
Redemption fees	5,699	3,923
Total increase (decrease) in net assets	19,635,700	28,611,889

Net Assets
Beginning of period	122,125,413	93,513,524
End of period (including accumulated net investment loss of $54,730 and $0, respectively)	$ 141,761,113	$ 122,125,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.75	$ 19.59	$ 16.22	$ 16.00	$ 12.75	$ 10.26
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.02)	.01	(.02)	(.02)
Net realized and unrealized gain (loss)	1.67	1.75	5.04	1.07	3.27	2.51
Total from investment operations	1.68	1.71	5.02	1.08	3.25	2.49
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	(2.28)	(1.55)	(1.65)	(.83)	-	-
Total distributions	(2.28)	(1.55)	(1.65)	(.86)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.15	$ 19.75	$ 19.59	$ 16.22	$ 16.00	$ 12.75
Total ReturnB, C, D	8.84%	9.28%	33.65%	7.96%	25.49%	24.27%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20%A	1.20%	1.31%	1.38%	1.39%	1.44%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.31%	1.38%	1.39%	1.40%
Expenses net of all reductions	1.20%A	1.19%	1.29%	1.37%	1.38%	1.39%
Net investment income (loss)	.06%A	(.21)%	(.10)%	.04%	(.15)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,233	$ 59,089	$ 45,292	$ 26,547	$ 23,447	$ 19,423
Portfolio turnover rateG	93%A	171%	146%	217%	179%	163%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.75	$ 18.68	$ 15.57	$ 15.43	$ 12.32	$ 9.94
Income from Investment Operations
Net investment income (loss) E	(.02)	(.10)	(.06)	(.03)	(.06)	(.05)
Net realized and unrealized gain (loss)	1.59	1.67	4.81	1.02	3.17	2.43
Total from investment operations	1.57	1.57	4.75	.99	3.11	2.38
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	(2.25)	(1.50)	(1.64)	(.83)	-	-
Total distributions	(2.25)	(1.50)	(1.64)	(.85)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 18.07	$ 18.75	$ 18.68	$ 15.57	$ 15.43	$ 12.32
Total ReturnB, C, D	8.74%	8.94%	33.25%	7.62%	25.24%	23.94%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50%A	1.50%	1.60%	1.64%	1.66%	1.71%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.60%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.49%A	1.49%	1.58%	1.63%	1.64%	1.64%
Net investment income (loss)	(.24)%A	(.51)%	(.39)%	(.23)%	(.40)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,726	$ 18,779	$ 15,613	$ 10,447	$ 9,897	$ 8,018
Portfolio turnover rateG	93%A	171%	146%	217%	179%	163%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.76	$ 16.85	$ 14.23	$ 14.23	$ 11.42	$ 9.26
Income from Investment Operations
Net investment income (loss) E	(.06)	(.17)	(.13)	(.10)	(.12)	(.10)
Net realized and unrealized gain (loss)	1.42	1.49	4.36	.93	2.93	2.26
Total from investment operations	1.36	1.32	4.23	.83	2.81	2.16
Distributions from net realized gain	(2.18)	(1.41)	(1.61)	(.83)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.94	$ 16.76	$ 16.85	$ 14.23	$ 14.23	$ 11.42
Total ReturnB, C, D	8.49%	8.36%	32.61%	7.11%	24.61%	23.33%
Ratios to Average Net Assets F, H
Expenses before reductions	2.04%A	2.01%	2.09%	2.13%	2.15%	2.21%
Expenses net of fee waivers, if any	2.04%A	2.01%	2.09%	2.13%	2.15%	2.15%
Expenses net of all reductions	2.03%A	2.01%	2.07%	2.12%	2.13%	2.14%
Net investment income (loss)	(.78)%A	(1.02)%	(.88)%	(.72)%	(.90)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,388	$ 1,824	$ 2,389	$ 2,577	$ 3,170	$ 3,643
Portfolio turnover rateG	93%A	171%	146%	217%	179%	163%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.79	$ 16.90	$ 14.27	$ 14.26	$ 11.44	$ 9.27
Income from Investment Operations
Net investment income (loss) E	(.06)	(.16)	(.12)	(.09)	(.12)	(.10)
Net realized and unrealized gain (loss)	1.43	1.49	4.37	.93	2.94	2.27
Total from investment operations	1.37	1.33	4.25	.84	2.82	2.17
Distributions from net realized gain	(2.21)	(1.44)	(1.62)	(.83)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.95	$ 16.79	$ 16.90	$ 14.27	$ 14.26	$ 11.44
Total ReturnB, C, D	8.51%	8.44%	32.68%	7.17%	24.65%	23.41%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97%A	1.97%	2.04%	2.09%	2.11%	2.12%
Expenses net of fee waivers, if any	1.97%A	1.97%	2.04%	2.09%	2.11%	2.12%
Expenses net of all reductions	1.96%A	1.96%	2.02%	2.08%	2.09%	2.11%
Net investment income (loss)	(.71)%A	(.97)%	(.83)%	(.68)%	(.86)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,465	$ 20,726	$ 17,176	$ 13,507	$ 7,341	$ 9,288
Portfolio turnover rateG	93%A	171%	146%	217%	179%	163%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.00	$ 20.72	$ 17.04	$ 16.72	$ 13.27	$ 10.66
Income from Investment Operations
Net investment income (loss) D	.04	.02	.04	.07	.03	.02
Net realized and unrealized gain (loss)	1.79	1.85	5.32	1.13	3.42	2.60
Total from investment operations	1.83	1.87	5.36	1.20	3.45	2.62
Distributions from net investment income	-	-	-	(.05)	-	(.01)
Distributions from net realized gain	(2.32)	(1.59)	(1.68)	(.83)	-	-
Total distributions	(2.32)	(1.59)	(1.68)	(.88)	-	(.01)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 20.51	$ 21.00	$ 20.72	$ 17.04	$ 16.72	$ 13.27
Total ReturnB, C	9.05%	9.61%	34.06%	8.33%	26.00%	24.62%
Ratios to Average Net Assets E, G
Expenses before reductions	.92%A	.91%	.97%	1.00%	1.03%	1.09%
Expenses net of fee waivers, if any	.92%A	.91%	.97%	1.00%	1.03%	1.09%
Expenses net of all reductions	.91%A	.91%	.96%	.99%	1.01%	1.08%
Net investment income (loss)	.35%A	.08%	.24%	.41%	.22%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,950	$ 21,708	$ 13,044	$ 9,984	$ 9,406	$ 9,013
Portfolio turnover rateF	93%A	171%	146%	217%	179%	163%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,473,386
Gross unrealized depreciation	(4,218,094)
Net unrealized appreciation (depreciation) on securities	$ 15,255,292

Tax cost	$ 128,275,105

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $64,514,636 and $55,592,523, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 69,939	$ 1,373
Class T	.25%	.25%	49,030	-
Class B	.75%	.25%	8,051	6,038
Class C	.75%	.25%	107,596	22,467
			$ 234,616	$ 29,878

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,435
Class T	2,371
Class B*	1,032
Class C*	2,450
$ 39,288

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 61,205.22
Class T	26,176.27
Class B	2,427.30
Class C	24,935.23
Institutional Class	18,368.18
	$ 133,111

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,227 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $81 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,034.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,985 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net realized gain
Class A	$ 6,488,273	$ 4,039,405
Class T	2,268,637	1,360,265
Class B	224,707	196,098
Class C	2,737,034	1,615,723
Institutional Class	2,204,805	1,230,585
Total	$ 13,923,456	$ 8,442,076

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	1,163,190	1,790,947	$ 22,340,131	$ 35,353,582
Reinvestment of distributions	314,662	185,416	5,921,151	3,485,073
Shares redeemed	(1,011,988)	(1,296,503)	(18,977,442)	(25,801,801)
Net increase (decrease)	465,864	679,860	$ 9,283,840	$ 13,036,854
Class T
Shares sold	124,624	282,329	$ 2,265,404	$ 5,295,701
Reinvestment of distributions	122,984	73,668	2,187,662	1,316,540
Shares redeemed	(101,966)	(190,454)	(1,835,001)	(3,590,224)
Net increase (decrease)	145,642	165,543	$ 2,618,065	$ 3,022,017
Class B
Shares sold	1,159	14,978	$ 18,503	$ 248,602
Reinvestment of distributions	10,956	9,369	172,497	150,012
Shares redeemed	(33,811)	(57,312)	(537,045)	(968,609)
Net increase (decrease)	(21,696)	(32,965)	$ (346,045)	$ (569,995)
Class C
Shares sold	356,518	472,482	$ 5,712,660	$ 7,968,901
Reinvestment of distributions	157,518	89,038	2,481,906	1,432,315
Shares redeemed	(213,958)	(343,513)	(3,393,677)	(5,820,370)
Net increase (decrease)	300,078	218,007	$ 4,800,889	$ 3,580,846
Institutional Class
Shares sold	710,119	777,526	$ 14,646,045	$ 16,341,397
Reinvestment of distributions	93,807	51,438	1,886,667	1,028,758
Shares redeemed	(425,942)	(424,690)	(8,696,148)	(8,855,224)
Net increase (decrease)	377,984	404,274	$ 7,836,564	$ 8,514,931

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.40%
Actual		$ 1,000.00	$ 1,119.40	$ 7.48
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,118.20	$ 8.81
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,115.50	$ 11.46
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,115.50	$ 11.46
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,121.50	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Broadcom Corp. Class A	8.1	7.8
Intel Corp.	7.6	16.9
QUALCOMM, Inc.	5.5	2.9
Texas Instruments, Inc.	4.9	6.7
Samsung Electronics Co. Ltd.	4.8	4.1
Marvell Technology Group Ltd.	4.2	2.0
Maxim Integrated Products, Inc.	4.1	1.9
Micron Technology, Inc.	3.8	4.8
Altera Corp.	3.4	5.3
Microchip Technology, Inc.	3.3	0.0
	49.7
Top Industries (% of fund's net assets)
As of January 31, 2015
Semiconductors & Semiconductor Equipment	75.9%
Communications Equipment	6.5%
Electronic Equipment & Components	6.2%
Technology Hardware, Storage & Peripherals	4.8%
Internet Software & Services	3.5%
All Others*	3.1%

As of July 31, 2014
Semiconductors & Semiconductor Equipment	82.4%
Communications Equipment	4.5%
Electronic Equipment & Components	3.7%
Internet Software & Services	1.9%
Software	1.3%
All Others*	6.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Electronics Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	$ 0
COMMUNICATIONS EQUIPMENT - 6.5%
Communications Equipment - 6.5%
Aruba Networks, Inc. (a)	24,700	409,527
Ciena Corp. (a)	16,400	303,728
Finisar Corp. (a)	19,700	357,358
QUALCOMM, Inc.	94,626	5,910,340
		6,980,953
ELECTRONIC EQUIPMENT & COMPONENTS - 5.9%
Electronic Components - 0.1%
Corning, Inc.	1,057	25,125
Vishay Intertechnology, Inc.	7,800	106,236
		131,361
Electronic Manufacturing Services - 4.6%
Jabil Circuit, Inc.	89,876	1,852,344
Neonode, Inc. (a)(d)	25,800	66,822
Plexus Corp. (a)	23,800	901,782
TTM Technologies, Inc. (a)	272,992	1,897,294
Viasystems Group, Inc. (a)	8,411	134,660
		4,852,902
Technology Distributors - 1.2%
Avnet, Inc.	22,200	923,964
Ingram Micro, Inc. Class A (a)	14,400	362,592
		1,286,556
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		6,270,819
INTERNET SOFTWARE & SERVICES - 3.5%
Internet Software & Services - 3.5%
Cornerstone OnDemand, Inc. (a)	6,338	208,837
Google, Inc.:
Class A (a)	6,390	3,434,945
Class C (a)	5	2,673
Web.com Group, Inc. (a)	7,650	115,592
		3,762,047
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
EVERTEC, Inc.	23,600	473,416
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 75.6%
Semiconductor Equipment - 5.4%
Advanced Energy Industries, Inc. (a)	15,988	383,712
Amkor Technology, Inc. (a)	88,700	563,245
Entegris, Inc. (a)	62,700	815,100
KLA-Tencor Corp.	8,400	516,348
Lam Research Corp.	36,781	2,811,540
PDF Solutions, Inc. (a)	12,253	203,645

	Shares	Value
Ultratech, Inc. (a)	25,700	$ 409,658
Xcerra Corp. (a)	5,400	41,472
		5,744,720
Semiconductors - 70.2%
Advanced Micro Devices, Inc. (a)(d)	173,900	446,923
Altera Corp.	110,849	3,649,703
Analog Devices, Inc.	42,826	2,231,449
Applied Micro Circuits Corp. (a)	10,038	52,700
Atmel Corp.	299,479	2,494,660
Audience, Inc. (a)	31,525	127,361
Avago Technologies Ltd.	2,500	257,200
Broadcom Corp. Class A	204,801	8,690,727
Cirrus Logic, Inc. (a)	45,300	1,200,450
Cree, Inc. (a)(d)	25,980	918,653
Cypress Semiconductor Corp. (d)	94,546	1,392,663
Exar Corp. (a)	22,200	200,244
EZchip Semiconductor Ltd. (a)	13,000	247,650
Fairchild Semiconductor International, Inc. (a)	14,977	229,897
Freescale Semiconductor, Inc. (a)(d)	78,314	2,513,096
Himax Technologies, Inc. sponsored ADR	35,400	303,732
Hua Hong Semiconductor Ltd. (a)	119,000	138,371
Infineon Technologies AG	52,300	589,631
Inphi Corp. (a)	20,486	401,526
Integrated Silicon Solution, Inc.	8,600	138,288
Intel Corp.	245,578	8,113,897
Intersil Corp. Class A	212,037	3,034,249
MagnaChip Semiconductor Corp. (a)	38,036	546,958
Marvell Technology Group Ltd.	289,900	4,490,551
Maxim Integrated Products, Inc.	133,922	4,431,479
MaxLinear, Inc. Class A (a)	90,258	726,577
MediaTek, Inc.	13,000	196,245
Micrel, Inc.	26,600	374,262
Microchip Technology, Inc. (d)	77,200	3,481,720
Micron Technology, Inc. (a)	139,112	4,071,113
Motech Industries, Inc.	1	1
NVIDIA Corp.	61,123	1,173,867
NXP Semiconductors NV (a)	16,179	1,283,642
O2Micro International Ltd. sponsored ADR (a)	61,401	144,906
Omnivision Technologies, Inc. (a)	26,900	727,376
ON Semiconductor Corp. (a)	282,999	2,832,820
PMC-Sierra, Inc. (a)	180,947	1,599,571
Semiconductor Manufacturing International Corp. (a)	2,064,000	178,905
Semtech Corp. (a)	82,219	2,093,296
Silicon Laboratories, Inc. (a)	7,500	328,200
Skyworks Solutions, Inc.	26	2,159
STMicroelectronics NV (NY Shares) unit	19,600	162,680
SunEdison Semiconductor Ltd.	14,800	289,488
Texas Instruments, Inc.	98,518	5,265,787
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Trident Microsystems, Inc. (a)	19	$ 0
Xilinx, Inc.	83,336	3,214,686
		74,989,359
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		80,734,079
SOFTWARE - 0.7%
Application Software - 0.5%
Comverse, Inc. (a)	10,224	176,160
Nuance Communications, Inc. (a)	24,500	336,753
		512,913
Systems Software - 0.2%
CommVault Systems, Inc. (a)	5,600	244,048
Infoblox, Inc. (a)	1	19
		244,067
TOTAL SOFTWARE		756,980
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.8%
Technology Hardware, Storage & Peripherals - 4.8%
BlackBerry Ltd. (a)	100	1,015
Samsung Electronics Co. Ltd.	4,159	5,121,764
		5,122,779
TOTAL COMMON STOCKS (Cost $101,995,544)		104,101,073
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.3%
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Components - 0.3%
InvenSense, Inc. 1.75% 11/1/18	$ 320,000	305,200

	Principal Amount	Value
Nonconvertible Bonds - 0.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
Advanced Micro Devices, Inc.:
7% 7/1/24	$ 215,000	$ 187,588
7.75% 8/1/20	165,000	157,163
		344,751
TOTAL CORPORATE BONDS (Cost $623,641)		649,951
Money Market Funds - 11.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	4,715,177	4,715,177
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,813,498	7,813,498
TOTAL MONEY MARKET FUNDS (Cost $12,528,675)		12,528,675
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $115,147,860)		117,279,699
NET OTHER ASSETS (LIABILITIES) - (9.8)%		(10,485,649)
NET ASSETS - 100%		$ 106,794,050
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,978
Fidelity Securities Lending Cash Central Fund	10,631
Total	$ 13,609
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 104,101,073	$ 98,465,786	$ 5,635,287	$ -
Corporate Bonds	649,951	-	649,951	-
Money Market Funds	12,528,675	12,528,675	-	-
Total Investments in Securities:	$ 117,279,699	$ 110,994,461	$ 6,285,238	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.5%
Bermuda	6.6%
Korea (South)	4.8%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,481,451) - See accompanying schedule: Unaffiliated issuers (cost $102,619,185)	$ 104,751,024
Fidelity Central Funds (cost $12,528,675)	12,528,675
Total Investments (cost $115,147,860)		$ 117,279,699
Receivable for investments sold		3,586,889
Receivable for fund shares sold		431,020
Dividends receivable		90,760
Interest receivable		9,048
Distributions receivable from Fidelity Central Funds		4,128
Prepaid expenses		252
Other receivables		1,446
Total assets		121,403,242

Liabilities
Payable for investments purchased	$ 5,479,135
Payable for fund shares redeemed	1,163,305
Accrued management fee	50,611
Distribution and service plan fees payable	24,037
Other affiliated payables	19,827
Other payables and accrued expenses	58,779
Collateral on securities loaned, at value	7,813,498
Total liabilities		14,609,192

Net Assets		$ 106,794,050
Net Assets consist of:
Paid in capital		$ 102,448,259
Accumulated net investment loss		(121,013)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,335,026
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,131,778
Net Assets		$ 106,794,050

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,459,637 ÷ 2,231,318 shares)	$ 15.44

Maximum offering price per share (100/94.25 of $15.44)	$ 16.38
Class T: Net Asset Value and redemption price per share ($10,099,712 ÷ 674,003 shares)	$ 14.98

Maximum offering price per share (100/96.50 of $14.98)	$ 15.52
Class B: Net Asset Value and offering price per share ($406,426 ÷ 28,983 shares)A	$ 14.02

Class C: Net Asset Value and offering price per share ($15,991,972 ÷ 1,143,101 shares)A	$ 13.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($45,836,303 ÷ 2,860,237 shares)	$ 16.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 518,525
Interest		4,923
Income from Fidelity Central Funds		13,609
Total income		537,057

Expenses
Management fee	$ 209,825
Transfer agent fees	89,043
Distribution and service plan fees	109,798
Accounting and security lending fees	15,152
Custodian fees and expenses	42,427
Independent trustees' compensation	607
Registration fees	62,626
Audit	22,817
Legal	317
Miscellaneous	266
Total expenses before reductions	552,878
Expense reductions	(15,210)	537,668
Net investment income (loss)		(611)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,994,963
Foreign currency transactions	(2,042)
Total net realized gain (loss)		4,992,921
Change in net unrealized appreciation (depreciation) on: Investment securities	2,287,027
Assets and liabilities in foreign currencies	(61)
Total change in net unrealized appreciation (depreciation)		2,286,966
Net gain (loss)		7,279,887
Net increase (decrease) in net assets resulting from operations		$ 7,279,276

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (611)	$ (66,312)
Net realized gain (loss)	4,992,921	5,071,173
Change in net unrealized appreciation (depreciation)	2,286,966	1,173,624
Net increase (decrease) in net assets resulting from operations	7,279,276	6,178,485
Distributions to shareholders from net investment income	(57,407)	-
Distributions to shareholders from net realized gain	(377,501)	-
Total distributions	(434,908)	-
Share transactions - net increase (decrease)	43,429,913	34,400,043
Redemption fees	10,124	4,495
Total increase (decrease) in net assets	50,284,405	40,583,023

Net Assets
Beginning of period	56,509,645	15,926,622
End of period (including accumulated net investment loss of $121,013 and accumulated net investment loss of $62,995, respectively)	$ 106,794,050	$ 56,509,645

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 10.33	$ 8.45	$ 8.93	$ 7.14	$ 6.59
Income from Investment Operations
Net investment income (loss) E	-I	(.02)	(.01)	(.05)	(.04)	(.01)
Net realized and unrealized gain (loss)	1.66	3.55	1.89	(.43)	1.83	.59
Total from investment operations	1.66	3.53	1.88	(.48)	1.79	.58
Distributions from net investment income	(.01)	-	-	-	-	(.03)
Distributions from net realized gain	(.07)	-	-	-	-	-
Total distributions	(.08)	-	-	-	-	(.03)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.44	$ 13.86	$ 10.33	$ 8.45	$ 8.93	$ 7.14
Total ReturnB, C, D	11.94%	34.17%	22.25%	(5.38)%	25.07%	8.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.43%A	1.84%	2.18%	1.88%	1.89%	1.97%
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39%A	1.39%	1.37%	1.39%	1.39%	1.39%
Net investment income (loss)	.02%A	(.16)%	(.07)%	(.53)%	(.40)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,460	$ 16,542	$ 5,833	$ 6,000	$ 7,537	$ 5,394
Portfolio turnover rateG	131%A	156%	179%	140%	166%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 10.05	$ 8.24	$ 8.73	$ 7.00	$ 6.46
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.03)	(.07)	(.06)	(.03)
Net realized and unrealized gain (loss)	1.61	3.45	1.84	(.42)	1.79	.58
Total from investment operations	1.59	3.40	1.81	(.49)	1.73	.55
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(.06)	-	-	-	-	-
Total distributions	(.06)	-	-	-	-	(.01)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.98	$ 13.45	$ 10.05	$ 8.24	$ 8.73	$ 7.00
Total ReturnB, C, D	11.82%	33.83%	21.97%	(5.61)%	24.71%	8.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77%A	2.19%	2.48%	2.23%	2.25%	2.26%
Expenses net of fee waivers, if any	1.65%A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64%A	1.64%	1.62%	1.64%	1.64%	1.64%
Net investment income (loss)	(.23)%A	(.42)%	(.32)%	(.78)%	(.65)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,100	$ 7,144	$ 3,756	$ 3,909	$ 4,476	$ 3,862
Portfolio turnover rateG	131%A	156%	179%	140%	166%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 9.46	$ 7.79	$ 8.29	$ 6.69	$ 6.19
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.07)	(.10)	(.09)	(.06)
Net realized and unrealized gain (loss)	1.50	3.23	1.74	(.40)	1.69	.56
Total from investment operations	1.45	3.13	1.67	(.50)	1.60	.50
Distributions from net realized gain	(.02)	-	-	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.02	$ 12.59	$ 9.46	$ 7.79	$ 8.29	$ 6.69
Total ReturnB, C, D	11.55%	33.09%	21.44%	(6.03)%	23.92%	8.08%
Ratios to Average Net Assets F, H
Expenses before reductions	2.25%A	2.68%	2.95%	2.70%	2.76%	2.73%
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14%A	2.14%	2.12%	2.15%	2.14%	2.15%
Net investment income (loss)	(.73)%A	(.92)%	(.82)%	(1.29)%	(1.15)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 406	$ 392	$ 306	$ 459	$ 691	$ 1,073
Portfolio turnover rateG	131%A	156%	179%	140%	166%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 9.44	$ 7.78	$ 8.29	$ 6.68	$ 6.18
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.07)	(.10)	(.09)	(.06)
Net realized and unrealized gain (loss)	1.50	3.24	1.73	(.41)	1.70	.56
Total from investment operations	1.45	3.14	1.66	(.51)	1.61	.50
Distributions from net realized gain	(.04)	-	-	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.99	$ 12.58	$ 9.44	$ 7.78	$ 8.29	$ 6.68
Total ReturnB, C, D	11.55%	33.26%	21.34%	(6.15)%	24.10%	8.09%
Ratios to Average Net Assets F, H
Expenses before reductions	2.20%A	2.60%	2.93%	2.65%	2.70%	2.72%
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14%A	2.14%	2.12%	2.14%	2.14%	2.14%
Net investment income (loss)	(.73)%A	(.91)%	(.82)%	(1.28)%	(1.15)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,992	$ 7,381	$ 3,157	$ 3,721	$ 3,836	$ 3,256
Portfolio turnover rateG	131%A	156%	179%	140%	166%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 10.68	$ 8.72	$ 9.19	$ 7.33	$ 6.75
Income from Investment Operations
Net investment income (loss) D	.02	.01	.02	(.02)	(.01)	.01
Net realized and unrealized gain (loss)	1.73	3.68	1.94	(.45)	1.87	.60
Total from investment operations	1.75	3.69	1.96	(.47)	1.86	.61
Distributions from net investment income	(.02)	-	-	-	-	(.03)
Distributions from net realized gain	(.07)	-	-	-	-	-
Total distributions	(.09)	-	-	-	-	(.03)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 16.03	$ 14.37	$ 10.68	$ 8.72	$ 9.19	$ 7.33
Total ReturnB, C	12.15%	34.55%	22.48%	(5.11)%	25.38%	9.10%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12%A	1.34%	1.86%	1.55%	1.42%	1.64%
Expenses net of fee waivers, if any	1.12%A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.11%A	1.14%	1.12%	1.14%	1.14%	1.14%
Net investment income (loss)	.30%A	.08%	.18%	(.28)%	(.15)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,836	$ 25,050	$ 2,874	$ 3,271	$ 1,765	$ 645
Portfolio turnover rateF	131%A	156%	179%	140%	166%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,167,950
Gross unrealized depreciation	(4,467,112)
Net unrealized appreciation (depreciation) on securities	$ 1,700,838

Tax cost	$ 115,578,861

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ 2,041,577

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $92,094,400 and $48,402,103, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,588	$ 1,649
Class T	.25%	.25%	19,698	-
Class B	.75%	.25%	1,880	1,411
Class C	.75%	.25%	58,632	27,957
			$ 109,798	$ 31,017

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,444
Class T	3,099
Class B*	180
Class C*	1,229
$ 36,952

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 29,002.25
Class T	12,978.33
Class B	561.30
Class C	15,533.27
Institutional Class	30,969.19
	$ 89,043

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,553 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,754.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $47 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,631.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 3,595
Class T	1.65%	4,756
Class B	2.15%	184
Class C	2.15%	3,420
		$ 11,955

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,255 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 13,078	$ -
Institutional Class	44,329	-
Total	$ 57,407	$ -
From net realized gain
Class A	$ 128,913	$ -
Class T	34,793	-
Class B	598	-
Class C	43,270	-
Institutional Class	169,927	-
Total	$ 377,501	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	1,338,209	772,579	$ 19,979,580	$ 10,230,441
Reinvestment of distributions	7,643	-	119,544	-
Shares redeemed	(308,402)	(143,457)	(4,489,051)	(1,810,191)
Net increase (decrease)	1,037,450	629,122	$ 15,610,073	$ 8,420,250
Class T
Shares sold	232,956	230,216	$ 3,403,578	$ 2,844,843
Reinvestment of distributions	2,215	-	33,618	-
Shares redeemed	(92,351)	(72,780)	(1,266,555)	(817,318)
Net increase (decrease)	142,820	157,436	$ 2,170,641	$ 2,027,525

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class B
Shares sold	7,254	7,793	$ 99,818	$ 94,749
Reinvestment of distributions	39	-	551	-
Shares redeemed	(9,452)	(9,002)	(125,902)	(95,467)
Net increase (decrease)	(2,159)	(1,209)	$ (25,533)	$ (718)
Class C
Shares sold	641,744	357,228	$ 8,540,835	$ 4,283,093
Reinvestment of distributions	2,732	-	38,744	-
Shares redeemed	(88,304)	(104,588)	(1,169,470)	(1,156,253)
Net increase (decrease)	556,172	252,640	$ 7,410,109	$ 3,126,840
Institutional Class
Shares sold	1,924,626	1,892,867	$ 29,991,968	$ 26,288,223
Reinvestment of distributions	10,497	-	170,367	-
Shares redeemed	(818,586)	(418,217)	(11,897,712)	(5,462,077)
Net increase (decrease)	1,116,537	1,474,650	$ 18,264,623	$ 20,826,146

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.12%
Actual		$ 1,000.00	$ 770.00	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70
Class T	1.35%
Actual		$ 1,000.00	$ 769.20	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class B	1.92%
Actual		$ 1,000.00	$ 767.10	$ 8.55
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.86%
Actual		$ 1,000.00	$ 767.40	$ 8.29
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Institutional Class	.85%
Actual		$ 1,000.00	$ 771.10	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	14.1	16.3
Schlumberger Ltd.	8.8	9.1
Chevron Corp.	6.9	11.8
EOG Resources, Inc.	6.6	5.7
Anadarko Petroleum Corp.	5.1	4.0
Cimarex Energy Co.	4.0	3.7
Baker Hughes, Inc.	3.5	0.0
Noble Energy, Inc.	3.2	2.8
Kinder Morgan Holding Co. LLC	3.1	0.0
Concho Resources, Inc.	2.5	2.7
	57.8
Top Industries (% of fund's net assets)
As of January 31, 2015
Oil, Gas & Consumable Fuels	76.3%
Energy Equipment & Services	18.4%
Independent Power Producers & Renewable Electricity Producers	0.7%
Independent Power and Renewable Electricity Producers	0.5%
Multi-Utilities	0.1%
All Others*	4.0%

As of July 31, 2014
Oil, Gas & Consumable Fuels	75.2%
Energy Equipment & Services	22.8%
Independent Power Producers & Energy Traders	0.5%
Independent Power and Renewable Electricity Producers	0.1%
Trading Companies & Distributors	0.1%
All Others*	1.3%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Energy Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 18.4%
Oil & Gas Drilling - 1.0%
Ocean Rig UDW, Inc. (United States)	108,900	$ 889,713
Odfjell Drilling A/S	567,856	660,033
Unit Corp. (a)	122,150	3,637,627
Vantage Drilling Co. (a)	1,887,530	736,137
Xtreme Drilling & Coil Services Corp. (a)	813,202	1,055,940
		6,979,450
Oil & Gas Equipment & Services - 17.4%
Baker Hughes, Inc.	433,500	25,138,665
C&J Energy Services, Inc. (a)	37,300	384,190
Dril-Quip, Inc. (a)	61,791	4,586,746
FMC Technologies, Inc. (a)	285,206	10,689,521
Halliburton Co.	128,814	5,151,272
Oceaneering International, Inc.	242,773	12,711,594
Schlumberger Ltd.	763,209	62,880,790
Total Energy Services, Inc.	53,200	546,360
Weatherford International Ltd. (a)	294,700	3,044,251
		125,133,389
TOTAL ENERGY EQUIPMENT & SERVICES		132,112,839
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.5%
Renewable Electricity - 0.5%
NextEra Energy Partners LP	84,900	3,403,641
INDEPENDENT POWER PRODUCERS & RENEWABLE ELECTRICITY PRODUCERS - 0.7%
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	32,700	682,776
Dynegy, Inc. (a)	140,422	3,836,329
		4,519,105
MULTI-UTILITIES - 0.1%
Multi-Utilities - 0.1%
NiSource, Inc.	16,400	709,464
OIL, GAS & CONSUMABLE FUELS - 76.3%
Coal & Consumable Fuels - 0.1%
Peabody Energy Corp. (d)	118,018	735,252
Integrated Oil & Gas - 22.5%
BG Group PLC	637,500	8,502,890
Chevron Corp.	484,609	49,686,961
Exxon Mobil Corp.	1,153,861	100,870,528
Imperial Oil Ltd.	51,500	1,914,583
		160,974,962
Oil & Gas Exploration & Production - 34.8%
Anadarko Petroleum Corp.	451,083	36,876,035
Bankers Petroleum Ltd. (a)	549,000	1,261,572
Bonanza Creek Energy, Inc. (a)	143,125	3,732,700
Canadian Natural Resources Ltd.	77,000	2,232,376
Chesapeake Energy Corp.	280,200	5,374,236
Cimarex Energy Co.	274,847	28,364,210
Concho Resources, Inc. (a)	163,800	18,157,230

	Shares	Value
ConocoPhillips Co.	269,036	$ 16,943,887
Continental Resources, Inc. (a)(d)	136,930	6,216,622
Diamondback Energy, Inc. (a)	63,300	4,367,067
Energen Corp.	115,713	7,338,518
Energy XXI (Bermuda) Ltd. (d)	225,900	664,146
EOG Resources, Inc.	534,186	47,558,580
Evolution Petroleum Corp.	60,495	444,638
Gulfport Energy Corp. (a)	56,100	2,159,289
Kosmos Energy Ltd. (a)	195,100	1,711,027
Laredo Petroleum Holdings, Inc. (a)	38,500	377,685
Marathon Oil Corp.	34,400	915,040
Memorial Resource Development Corp.	452,100	8,657,715
Newfield Exploration Co. (a)	64,000	1,905,920
Noble Energy, Inc.	477,708	22,805,780
Northern Oil & Gas, Inc. (a)	203,193	1,276,052
Paramount Resources Ltd. Class A (a)	32,500	729,185
PDC Energy, Inc. (a)	126,688	5,820,047
Peyto Exploration & Development Corp. (d)	39,500	997,836
Pioneer Natural Resources Co.	48,216	7,257,954
RSP Permian, Inc. (a)	15,400	412,720
SM Energy Co.	230,600	8,721,292
Synergy Resources Corp. (a)	185,615	2,270,071
TAG Oil Ltd. (a)	446,700	506,215
Whiting Petroleum Corp. (a)	125,713	3,773,904
		249,829,549
Oil & Gas Refining & Marketing - 6.5%
Alon U.S.A. Energy, Inc.	50,100	605,208
CVR Refining, LP	33,873	567,373
Delek U.S. Holdings, Inc.	21,600	666,360
Marathon Petroleum Corp.	34,052	3,152,875
Phillips 66 Co.	183,123	12,877,209
Tesoro Corp.	215,000	17,571,950
Valero Energy Corp.	169,726	8,975,111
World Fuel Services Corp.	40,833	1,999,592
		46,415,678
Oil & Gas Storage & Transport - 12.4%
Cheniere Energy, Inc. (a)	106,300	7,587,694
Dominion Midstream Partners LP	25,801	899,165
Enable Midstream Partners LP	42,900	762,762
EQT Midstream Partners LP	31,500	2,672,775
Golar LNG Ltd.	175,900	4,988,524
Kinder Morgan Holding Co. LLC	538,100	22,089,005
Magellan Midstream Partners LP	32,034	2,483,276
MPLX LP	83,894	6,672,929
ONEOK, Inc.	34,200	1,505,826
Phillips 66 Partners LP	92,469	6,696,605
Plains GP Holdings LP Class A	362,400	9,451,392
SemGroup Corp. Class A	23,600	1,588,988
Targa Resources Corp.	68,232	5,924,585
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
The Williams Companies, Inc.	191,200	$ 8,386,032
Valero Energy Partners LP	151,243	7,554,588
		89,264,146
TOTAL OIL, GAS & CONSUMABLE FUELS		547,219,587
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
InfraReit, Inc.	7,200	191,520
TOTAL COMMON STOCKS (Cost $713,580,596)		688,156,156
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.13% (b)	47,766,968	47,766,968
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,118,338	3,118,338
TOTAL MONEY MARKET FUNDS (Cost $50,885,306)		50,885,306
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $764,465,902)		739,041,462
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(21,958,114)
NET ASSETS - 100%		$ 717,083,348
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,878
Fidelity Securities Lending Cash Central Fund	42,649
Total	$ 53,527
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 688,156,156	$ 679,653,266	$ 8,502,890	$ -
Money Market Funds	50,885,306	50,885,306	-	-
Total Investments in Securities:	$ 739,041,462	$ 730,538,572	$ 8,502,890	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.9%
Curacao	8.8%
Canada	1.4%
United Kingdom	1.2%
Bermuda	1.1%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,075,774) - See accompanying schedule: Unaffiliated issuers (cost $713,580,596)	$ 688,156,156
Fidelity Central Funds (cost $50,885,306)	50,885,306
Total Investments (cost $764,465,902)		$ 739,041,462
Receivable for investments sold		5,521,811
Receivable for fund shares sold		5,834,744
Dividends receivable		456,621
Distributions receivable from Fidelity Central Funds		9,431
Prepaid expenses		4,101
Other receivables		24,182
Total assets		750,892,352

Liabilities
Payable to custodian bank	$ 3,797
Payable for investments purchased	28,317,909
Payable for fund shares redeemed	1,602,937
Accrued management fee	313,081
Distribution and service plan fees payable	240,134
Other affiliated payables	162,171
Other payables and accrued expenses	50,637
Collateral on securities loaned, at value	3,118,338
Total liabilities		33,809,004

Net Assets		$ 717,083,348
Net Assets consist of:
Paid in capital		$ 769,959,275
Undistributed net investment income		(48,189)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,403,234)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(25,424,504)
Net Assets		$ 717,083,348

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($281,042,153 ÷ 8,379,612 shares)	$ 33.54

Maximum offering price per share (100/94.25 of $33.54)	$ 35.59
Class T: Net Asset Value and redemption price per share ($181,001,855 ÷ 5,275,975 shares)	$ 34.31

Maximum offering price per share (100/96.50 of $34.31)	$ 35.55
Class B: Net Asset Value and offering price per share ($11,430,961 ÷ 369,953 shares)A	$ 30.90

Class C: Net Asset Value and offering price per share ($130,428,812 ÷ 4,196,992 shares)A	$ 31.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($113,179,567 ÷ 3,207,398 shares)	$ 35.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 6,632,972
Income from Fidelity Central Funds		53,527
Total income		6,686,499

Expenses
Management fee	$ 2,066,939
Transfer agent fees	926,454
Distribution and service plan fees	1,591,878
Accounting and security lending fees	134,230
Custodian fees and expenses	6,580
Independent trustees' compensation	7,198
Registration fees	72,794
Audit	23,200
Legal	4,666
Interest	408
Miscellaneous	4,621
Total expenses before reductions	4,838,968
Expense reductions	(3,090)	4,835,878
Net investment income (loss)		1,850,621
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,466,355)
Foreign currency transactions	(4,925)
Total net realized gain (loss)		(26,451,280)
Change in net unrealized appreciation (depreciation) on: Investment securities	(171,075,344)
Assets and liabilities in foreign currencies	16
Total change in net unrealized appreciation (depreciation)		(171,075,328)
Net gain (loss)		(197,526,608)
Net increase (decrease) in net assets resulting from operations		$ (195,675,987)

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,850,621	$ 1,451,099
Net realized gain (loss)	(26,451,280)	63,966,553
Change in net unrealized appreciation (depreciation)	(171,075,328)	60,343,712
Net increase (decrease) in net assets resulting from operations	(195,675,987)	125,761,364
Distributions to shareholders from net investment income	(1,943,586)	(2,028,433)
Distributions to shareholders from net realized gain	(36,840,330)	(32,993,983)
Total distributions	(38,783,916)	(35,022,416)
Share transactions - net increase (decrease)	77,178,549	95,115,595
Redemption fees	28,840	17,148
Total increase (decrease) in net assets	(157,252,514)	185,871,691

Net Assets
Beginning of period	874,335,862	688,464,171
End of period (including undistributed net investment income of $48,189 and undistributed net investment income of $44,776, respectively)	$ 717,083,348	$ 874,335,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 45.71	$ 40.59	$ 33.71	$ 40.17	$ 27.70	$ 25.82
Income from Investment Operations
Net investment income (loss) E	.13	.15	.23	.25	.11	(.05)
Net realized and unrealized gain (loss)	(10.16)	7.06	6.81	(6.50)	12.47	1.93
Total from investment operations	(10.03)	7.21	7.04	(6.25)	12.58	1.88
Distributions from net investment income	(.12)	(.17)	(.16)	(.21)	(.11)	-
Distributions from net realized gain	(2.02)	(1.93)	-	-	-	-
Total distributions	(2.14)	(2.09) J	(.16)	(.21)	(.11)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.54	$ 45.71	$ 40.59	$ 33.71	$ 40.17	$ 27.70
Total ReturnB, C, D	(23.00)%	18.46%	20.94%	(15.58)%	45.46%	7.28%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12%A	1.12%	1.16%	1.17%	1.16%	1.20%
Expenses net of fee waivers, if any	1.12%A	1.12%	1.16%	1.17%	1.16%	1.20%
Expenses net of all reductions	1.12%A	1.12%	1.15%	1.17%	1.16%	1.19%
Net investment income (loss)	.66%A	.36%	.61%	.72%	.30%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,042	$ 369,400	$ 279,798	$ 253,332	$ 331,120	$ 214,407
Portfolio turnover rateG	60% A	112%	68%	88%	91%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share. J Total distributions of $2.09 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.929 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 46.64	$ 41.38	$ 34.40	$ 41.04	$ 28.33	$ 26.47
Income from Investment Operations
Net investment income (loss) E	.08	.06	.15	.18	.03	(.11)
Net realized and unrealized gain (loss)	(10.38)	7.21	6.95	(6.65)	12.75	1.97
Total from investment operations	(10.30)	7.27	7.10	(6.47)	12.78	1.86
Distributions from net investment income	(.08)	(.08)	(.12)	(.17)	(.07)	-
Distributions from net realized gain	(1.95)	(1.93)	-	-	-	-
Total distributions	(2.03)	(2.01)	(.12)	(.17)	(.07)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 34.31	$ 46.64	$ 41.38	$ 34.40	$ 41.04	$ 28.33
Total ReturnB, C, D	(23.08)%	18.19%	20.70%	(15.77)%	45.16%	7.03%
Ratios to Average Net Assets F, H
Expenses before reductions	1.35%A	1.34%	1.36%	1.38%	1.37%	1.41%
Expenses net of fee waivers, if any	1.35%A	1.34%	1.36%	1.38%	1.37%	1.41%
Expenses net of all reductions	1.35%A	1.34%	1.35%	1.38%	1.37%	1.41%
Net investment income (loss)	.43%A	.14%	.40%	.50%	.09%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,002	$ 245,828	$ 223,248	$ 215,488	$ 290,512	$ 219,051
Portfolio turnover rateG	60% A	112%	68%	88%	91%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 42.08	$ 37.65	$ 31.41	$ 37.61	$ 26.06	$ 24.48
Income from Investment Operations
Net investment income (loss) E	(.03)	(.17)	(.05)	(.01)	(.15)	(.25)
Net realized and unrealized gain (loss)	(9.34)	6.52	6.34	(6.09)	11.71	1.83
Total from investment operations	(9.37)	6.35	6.29	(6.10)	11.56	1.58
Distributions from net investment income	-	-	(.05)	(.10)	(.01)	-
Distributions from net realized gain	(1.81)	(1.92)	-	-	-	-
Total distributions	(1.81)	(1.92)	(.05)	(.10)	(.01)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.90	$ 42.08	$ 37.65	$ 31.41	$ 37.61	$ 26.06
Total ReturnB, C, D	(23.29)%	17.50%	20.04%	(16.22)%	44.38%	6.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92%A	1.91%	1.92%	1.92%	1.93%	1.96%
Expenses net of fee waivers, if any	1.92%A	1.91%	1.92%	1.92%	1.93%	1.96%
Expenses net of all reductions	1.92%A	1.91%	1.91%	1.92%	1.92%	1.95%
Net investment income (loss)	(.14)%A	(.44)%	(.15)%	(.03)%	(.46)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,431	$ 17,432	$ 20,551	$ 28,558	$ 49,793	$ 44,330
Portfolio turnover rateG	60% A	112%	68%	88%	91%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 42.40	$ 37.92	$ 31.63	$ 37.88	$ 26.25	$ 24.65
Income from Investment Operations
Net investment income (loss) E	(.01)	(.15)	(.04)	(.01)	(.15)	(.25)
Net realized and unrealized gain (loss)	(9.41)	6.57	6.38	(6.13)	11.80	1.85
Total from investment operations	(9.42)	6.42	6.34	(6.14)	11.65	1.60
Distributions from net investment income	(.03)	(.01)	(.05)	(.11)	(.02)	-
Distributions from net realized gain	(1.88)	(1.93)	-	-	-	-
Total distributions	(1.90) J	(1.94)	(.05)	(.11)	(.02)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 31.08	$ 42.40	$ 37.92	$ 31.63	$ 37.88	$ 26.25
Total ReturnB, C, D	(23.26)%	17.57%	20.08%	(16.22)%	44.38%	6.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86%A	1.86%	1.90%	1.92%	1.90%	1.94%
Expenses net of fee waivers, if any	1.86%A	1.86%	1.90%	1.92%	1.90%	1.94%
Expenses net of all reductions	1.86%A	1.86%	1.88%	1.91%	1.89%	1.93%
Net investment income (loss)	(.08)%A	(.38)%	(.13)%	(.03)%	(.43)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,429	$ 130,881	$ 99,833	$ 93,504	$ 133,476	$ 90,596
Portfolio turnover rateG	60% A	112%	68%	88%	91%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.90 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $1.87 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 48.05	$ 42.55	$ 35.28	$ 41.95	$ 28.87	$ 26.83
Income from Investment Operations
Net investment income (loss) D	.19	.28	.35	.37	.23	.04
Net realized and unrealized gain (loss)	(10.69)	7.42	7.12	(6.79)	12.99	2.00
Total from investment operations	(10.50)	7.70	7.47	(6.42)	13.22	2.04
Distributions from net investment income	(.19)	(.27)	(.20)	(.25)	(.14)	-
Distributions from net realized gain	(2.07)	(1.93)	-	-	-	-
Total distributions	(2.26)	(2.20)	(.20)	(.25)	(.14)	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 35.29	$ 48.05	$ 42.55	$ 35.28	$ 41.95	$ 28.87
Total ReturnB, C	(22.89)%	18.80%	21.26%	(15.31)%	45.87%	7.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.85%A	.85%	.88%	.86%	.86%	.90%
Expenses net of fee waivers, if any	.85%A	.85%	.88%	.86%	.86%	.90%
Expenses net of all reductions	.85%A	.85%	.86%	.85%	.85%	.90%
Net investment income (loss)	.92%A	.63%	.89%	1.03%	.60%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,180	$ 110,795	$ 65,034	$ 56,692	$ 54,024	$ 27,338
Portfolio turnover rateF	60% A	112%	68%	88%	91%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 61,683,145
Gross unrealized depreciation	(90,032,792)
Net unrealized appreciation (depreciation) on securities	$ (28,349,647)

Tax cost	$ 767,391,109

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $249,482,448 and $226,637,601, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 378,615	$ 3,342
Class T	.25%	.25%	526,142	-
Class B	.75%	.25%	71,052	53,289
Class C	.75%	.25%	616,069	137,748
			$ 1,591,878	$ 194,379

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 131,488
Class T	18,172
Class B*	5,322
Class C*	10,036
$ 165,018

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 386,547.26
Class T	248,662.24
Class B	21,475.30
Class C	149,515.24
Institutional Class	120,255.24
	$ 926,454

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,224 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,226,000.32%		$ 408

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $539 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $42,649.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,081 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 932,668	$ 1,151,717
Class T	410,584	407,949
Class C	97,073	21,755
Institutional Class	503,261	447,012
Total	$ 1,943,586	$ 2,028,433
From net realized gain
Class A	$ 15,270,711	$ 13,468,952
Class T	10,226,679	10,162,438
Class B	735,565	951,726
Class C	5,982,436	5,213,518
Institutional Class	4,624,939	3,197,349
Total	$ 36,840,330	$ 32,993,983

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	2,155,170	2,566,576	$ 78,335,897	$ 110,639,298
Reinvestment of distributions	346,427	321,215	15,023,137	13,089,815
Shares redeemed	(2,203,798)	(1,699,770)	(86,327,968)	(72,383,987)
Net increase (decrease)	297,799	1,188,021	$ 7,031,066	$ 51,345,126
Class T
Shares sold	407,234	572,893	$ 15,305,220	$ 25,352,574
Reinvestment of distributions	229,125	243,465	10,214,221	10,134,909
Shares redeemed	(630,980)	(940,893)	(24,522,881)	(41,085,209)
Net increase (decrease)	5,379	(124,535)	$ 996,560	$ (5,597,726)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class B
Shares sold	24,515	26,300	$ 837,106	$ 1,074,846
Reinvestment of distributions	16,323	22,691	661,892	856,078
Shares redeemed	(85,105)	(180,679)	(2,990,614)	(7,111,293)
Net increase (decrease)	(44,267)	(131,688)	$ (1,491,616)	$ (5,180,369)
Class C
Shares sold	1,503,702	779,598	$ 50,462,889	$ 31,528,558
Reinvestment of distributions	130,140	118,310	5,288,656	4,495,184
Shares redeemed	(523,316)	(444,228)	(18,155,288)	(17,602,373)
Net increase (decrease)	1,110,526	453,680	$ 37,596,257	$ 18,421,369
Institutional Class
Shares sold	1,670,182	1,344,490	$ 63,484,338	$ 61,641,683
Reinvestment of distributions	99,377	75,999	4,498,001	3,249,427
Shares redeemed	(868,145)	(642,747)	(34,936,057)	(28,763,915)
Net increase (decrease)	901,414	777,742	$ 33,046,282	$ 36,127,195

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.21%
Actual		$ 1,000.00	$ 1,021.30	$ 6.16
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Class T	1.48%
Actual		$ 1,000.00	$ 1,019.90	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.99%
Actual		$ 1,000.00	$ 1,016.80	$ 10.12
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.94%
Actual		$ 1,000.00	$ 1,017.10	$ 9.86
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,022.50	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.9	5.4
Bank of America Corp.	4.9	5.1
Berkshire Hathaway, Inc. Class B	4.9	4.2
Citigroup, Inc.	4.8	4.8
U.S. Bancorp	4.3	4.6
American Tower Corp.	3.8	3.8
Capital One Financial Corp.	3.6	4.1
Wells Fargo & Co.	3.3	3.8
McGraw Hill Financial, Inc.	2.6	2.0
Allstate Corp.	2.4	2.0
	39.5
Top Industries (% of fund's net assets)
As of January 31, 2015
Banks	27.9%
Real Estate Investment Trusts	13.5%
Capital Markets	12.2%
Insurance	12.0%
Diversified Financial Services	9.7%
All Others*	24.7%

As of July 31, 2014
Banks	29.4%
Capital Markets	14.5%
Insurance	13.4%
Real Estate Investment Trusts	10.6%
Diversified Financial Services	8.8%
All Others*	23.3%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
BANKS - 27.9%
Diversified Banks - 23.0%
Bank of America Corp.	608,656	$ 9,221,138
Citigroup, Inc.	194,365	9,125,437
Comerica, Inc.	39,619	1,644,189
JPMorgan Chase & Co.	170,131	9,251,721
U.S. Bancorp	194,408	8,147,639
Wells Fargo & Co.	119,848	6,222,508
		43,612,632
Regional Banks - 4.9%
CoBiz, Inc.	62,491	681,152
Fifth Third Bancorp	162,040	2,803,292
Popular, Inc. (a)	34,800	1,072,884
Prosperity Bancshares, Inc.	37,800	1,730,862
SunTrust Banks, Inc.	81,000	3,112,020
		9,400,210
TOTAL BANKS		53,012,842
CAPITAL MARKETS - 12.2%
Asset Management & Custody Banks - 9.4%
Affiliated Managers Group, Inc. (a)	8,954	1,840,226
Ameriprise Financial, Inc.	26,100	3,260,934
Artisan Partners Asset Management, Inc.	46,200	2,230,074
Invesco Ltd.	119,938	4,405,323
Oaktree Capital Group LLC Class A	37,000	2,049,800
The Blackstone Group LP	109,365	4,083,689
		17,870,046
Diversified Capital Markets - 0.5%
Close Brothers Group PLC	43,300	991,973
Investment Banking & Brokerage - 2.3%
E*TRADE Financial Corp. (a)	94,900	2,187,445
Raymond James Financial, Inc.	40,000	2,104,800
		4,292,245
TOTAL CAPITAL MARKETS		23,154,264
CONSUMER FINANCE - 6.0%
Consumer Finance - 6.0%
Capital One Financial Corp.	93,138	6,818,633
Navient Corp.	141,715	2,797,454
Springleaf Holdings, Inc. (a)	57,900	1,829,640
		11,445,727
DIVERSIFIED CONSUMER SERVICES - 1.2%
Specialized Consumer Services - 1.2%
H&R Block, Inc.	64,500	2,211,060
DIVERSIFIED FINANCIAL SERVICES - 9.7%
Multi-Sector Holdings - 4.9%
Berkshire Hathaway, Inc. Class B (a)	64,019	9,212,974

	Shares	Value
Specialized Finance - 4.8%
IntercontinentalExchange Group, Inc.	20,214	$ 4,158,626
McGraw Hill Financial, Inc.	56,300	5,035,472
		9,194,098
TOTAL DIVERSIFIED FINANCIAL SERVICES		18,407,072
HEALTH CARE PROVIDERS & SERVICES - 1.2%
Health Care Facilities - 1.2%
Brookdale Senior Living, Inc. (a)	67,800	2,288,250
INSURANCE - 12.0%
Insurance Brokers - 2.9%
Arthur J. Gallagher & Co.	32,400	1,439,532
Brown & Brown, Inc.	48,000	1,480,800
Marsh & McLennan Companies, Inc.	48,000	2,580,960
		5,501,292
Life & Health Insurance - 3.2%
MetLife, Inc.	32,026	1,489,209
Prudential PLC	59,144	1,437,814
Torchmark Corp.	62,280	3,118,360
		6,045,383
Property & Casualty Insurance - 5.9%
Allstate Corp.	64,290	4,486,799
FNF Group	72,300	2,537,730
The Travelers Companies, Inc.	40,192	4,132,541
		11,157,070
TOTAL INSURANCE		22,703,745
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
eBay, Inc. (a)	40,200	2,130,600
IT SERVICES - 5.0%
Data Processing & Outsourced Services - 5.0%
EVERTEC, Inc.	92,400	1,853,544
Fiserv, Inc. (a)	40,166	2,913,240
The Western Union Co.	103,900	1,766,300
Visa, Inc. Class A	11,230	2,862,639
		9,395,723
REAL ESTATE INVESTMENT TRUSTS - 13.5%
Mortgage REITs - 4.3%
Altisource Residential Corp. Class B	103,850	1,870,339
Blackstone Mortgage Trust, Inc.	60,800	1,775,360
NorthStar Realty Finance Corp.	140,650	2,659,692
Redwood Trust, Inc. (d)	98,900	1,971,077
		8,276,468
Office REITs - 1.5%
Boston Properties, Inc.	20,100	2,789,880
Residential REITs - 1.4%
Essex Property Trust, Inc.	12,000	2,712,600
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Retail REITs - 1.2%
WP Glimcher, Inc.	128,569	$ 2,273,100
Specialized REITs - 5.1%
American Tower Corp.	74,950	7,266,403
Outfront Media, Inc.	83,430	2,365,241
		9,631,644
TOTAL REAL ESTATE INVESTMENT TRUSTS		25,683,692
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.9%
Real Estate Services - 3.9%
CBRE Group, Inc. (a)	136,687	4,420,458
Realogy Holdings Corp. (a)	64,100	2,980,650
		7,401,108
THRIFTS & MORTGAGE FINANCE - 0.8%
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	50,000	426,000
Ocwen Financial Corp. (a)(d)	111,650	683,298
Radian Group, Inc.	19,600	308,896
		1,418,194
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	39,500	1,561,435
TOTAL COMMON STOCKS (Cost $164,601,000)		180,813,712
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	8,948,492	$ 8,948,492
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,747,550	1,747,550
TOTAL MONEY MARKET FUNDS (Cost $10,696,042)		10,696,042
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $175,297,042)		191,509,754
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,678,045)
NET ASSETS - 100%		$ 189,831,709
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,028
Fidelity Securities Lending Cash Central Fund	4,760
Total	$ 8,788
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 180,813,712	$ 179,375,898	$ 1,437,814	$ -
Money Market Funds	10,696,042	10,696,042	-	-
Total Investments in Securities:	$ 191,509,754	$ 190,071,940	$ 1,437,814	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,720,859) - See accompanying schedule: Unaffiliated issuers (cost $164,601,000)	$ 180,813,712
Fidelity Central Funds (cost $10,696,042)	10,696,042
Total Investments (cost $175,297,042)		$ 191,509,754
Receivable for investments sold		757,134
Receivable for fund shares sold		717,251
Dividends receivable		90,209
Distributions receivable from Fidelity Central Funds		1,872
Prepaid expenses		783
Other receivables		2,026
Total assets		193,079,029

Liabilities
Payable for investments purchased	$ 710,183
Payable for fund shares redeemed	555,259
Accrued management fee	88,599
Distribution and service plan fees payable	68,955
Other affiliated payables	45,629
Other payables and accrued expenses	31,145
Collateral on securities loaned, at value	1,747,550
Total liabilities		3,247,320

Net Assets		$ 189,831,709
Net Assets consist of:
Paid in capital		$ 229,839,787
Distributions in excess of net investment income		(631,046)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(55,589,390)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,212,358
Net Assets		$ 189,831,709
Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,288,851 ÷ 5,688,433 shares)	$ 15.17

Maximum offering price per share (100/94.25 of $15.17)	$ 16.10
Class T: Net Asset Value and redemption price per share ($30,961,542 ÷ 2,053,251 shares)	$ 15.08

Maximum offering price per share (100/96.50 of $15.08)	$ 15.63
Class B: Net Asset Value and offering price per share ($4,620,269 ÷ 317,013 shares)A	$ 14.57

Class C: Net Asset Value and offering price per share ($38,481,244 ÷ 2,666,906 shares)A	$ 14.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,479,803 ÷ 1,899,450 shares)	$ 15.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 1,463,121
Income from Fidelity Central Funds		8,788
Total income		1,471,909

Expenses
Management fee	$ 495,173
Transfer agent fees	232,017
Distribution and service plan fees	405,931
Accounting and security lending fees	35,449
Custodian fees and expenses	6,751
Independent trustees' compensation	1,648
Registration fees	52,070
Audit	27,536
Legal	1,414
Miscellaneous	871
Total expenses before reductions	1,258,860
Expense reductions	(3,283)	1,255,577
Net investment income (loss)		216,332
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,021,518
Foreign currency transactions	771
Total net realized gain (loss)		4,022,289
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,077,311)
Assets and liabilities in foreign currencies	(656)
Total change in net unrealized appreciation (depreciation)		(2,077,967)
Net gain (loss)		1,944,322
Net increase (decrease) in net assets resulting from operations		$ 2,160,654

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 216,332	$ 764,187
Net realized gain (loss)	4,022,289	7,593,535
Change in net unrealized appreciation (depreciation)	(2,077,967)	9,238,319
Net increase (decrease) in net assets resulting from operations	2,160,654	17,596,041
Distributions to shareholders from net investment income	(1,174,436)	(647,193)
Distributions to shareholders from net realized gain	-	(72,538)
Total distributions	(1,174,436)	(719,731)
Share transactions - net increase (decrease)	21,128,750	10,142,137
Redemption fees	3,337	8,658
Total increase (decrease) in net assets	22,118,305	27,027,105

Net Assets
Beginning of period	167,713,404	140,686,299
End of period (including distributions in excess of net investment income of $631,046 and undistributed net investment income of $327,058, respectively)	$ 189,831,709	$ 167,713,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.97	$ 13.41	$ 10.18	$ 10.06	$ 10.35	$ 9.53
Income from Investment Operations
Net investment income (loss) E	.03	.10	.15	.07	(.02)	(.01)
Net realized and unrealized gain (loss)	.30J	1.55	3.18	.06	(.27)	.93
Total from investment operations	.33	1.65	3.33	.13	(.29)	.92
Distributions from net investment income	(.13)	(.08)	(.10)	(.01)	-	(.10)
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	(.13)	(.09)	(.10)	(.01)	-	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.17	$ 14.97	$ 13.41	$ 10.18	$ 10.06	$ 10.35
Total ReturnB, C, D	2.13%J	12.39%	32.99%	1.34%	(2.80)%	9.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.21%A	1.22%	1.29%	1.28%	1.26%	1.27%
Expenses net of fee waivers, if any	1.21%A	1.22%	1.29%	1.28%	1.26%	1.27%
Expenses net of all reductions	1.20%A	1.22%	1.21%	1.20%	1.21%	1.22%
Net investment income (loss)	.43%A	.68%	1.31%	.72%	(.24)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,289	$ 77,674	$ 64,428	$ 47,055	$ 63,937	$ 69,723
Portfolio turnover rateG	42% A	49%	288%	441%	260%	254%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been 1.90%.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.86	$ 13.31	$ 10.11	$ 10.01	$ 10.32	$ 9.52
Income from Investment Operations
Net investment income (loss) E	.01	.06	.12	.04	(.05)	(.04)
Net realized and unrealized gain (loss)	.29J	1.55	3.16	.06	(.26)	.92
Total from investment operations	.30	1.61	3.28	.10	(.31)	.88
Distributions from net investment income	(.08)	(.05)	(.08)	- I	-	(.08)
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	(.08)	(.06)	(.08)	- I	-	(.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.08	$ 14.86	$ 13.31	$ 10.11	$ 10.01	$ 10.32
Total ReturnB, C, D	1.99%J	12.10%	32.66%	1.03%	(3.00)%	9.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48%A	1.48%	1.55%	1.54%	1.52%	1.53%
Expenses net of fee waivers, if any	1.48%A	1.48%	1.55%	1.54%	1.52%	1.53%
Expenses net of all reductions	1.48%A	1.48%	1.47%	1.45%	1.47%	1.47%
Net investment income (loss)	.16%A	.42%	1.06%	.46%	(.49)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,962	$ 31,596	$ 30,576	$ 24,367	$ 27,037	$ 33,310
Portfolio turnover rateG	42% A	49%	288%	441%	260%	254%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been 1.76%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.35	$ 12.87	$ 9.79	$ 9.73	$ 10.09	$ 9.33
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	.06	- I	(.10)	(.09)
Net realized and unrealized gain (loss)	.27J	1.49	3.06	.06	(.26)	.91
Total from investment operations	.24	1.48	3.12	.06	(.36)	.82
Distributions from net investment income	(.02)	-	(.04)	-	-	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.57	$ 14.35	$ 12.87	$ 9.79	$ 9.73	$ 10.09
Total ReturnB, C, D	1.68%J	11.50%	32.00%	.62%	(3.57)%	8.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99%A	1.98%	2.04%	2.03%	2.01%	2.02%
Expenses net of fee waivers, if any	1.99%A	1.98%	2.04%	2.03%	2.01%	2.02%
Expenses net of all reductions	1.99%A	1.98%	1.97%	1.94%	1.96%	1.97%
Net investment income (loss)	(.35)%A	(.08)%	.56%	(.03)%	(.98)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,620	$ 5,540	$ 6,511	$ 5,745	$ 7,480	$ 10,992
Portfolio turnover rateG	42% A	49%	288%	441%	260%	254%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 1.45%.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 12.75	$ 9.70	$ 9.65	$ 10.00	$ 9.25
Income from Investment Operations
Net investment income (loss) E	(.02)	- I	.06	- I	(.10)	(.09)
Net realized and unrealized gain (loss)	.27J	1.48	3.03	.05	(.25)	.90
Total from investment operations	.25	1.48	3.09	.05	(.35)	.81
Distributions from net investment income	(.04)	(.01)	(.04)	-	-	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.43	$ 14.22	$ 12.75	$ 9.70	$ 9.65	$ 10.00
Total ReturnB, C, D	1.71%J	11.65%	31.98%	.52%	(3.50)%	8.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94%A	1.94%	2.03%	2.03%	2.01%	2.02%
Expenses net of fee waivers, if any	1.94%A	1.94%	2.03%	2.03%	2.01%	2.02%
Expenses net of all reductions	1.94%A	1.93%	1.96%	1.94%	1.96%	1.96%
Net investment income (loss)	(.30)%A	(.03)%	.57%	(.03)%	(.99)%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,481	$ 36,740	$ 29,897	$ 20,875	$ 23,196	$ 30,804
Portfolio turnover rateG	42% A	49%	288%	441%	260%	254%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 1.48%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.34	$ 13.73	$ 10.42	$ 10.28	$ 10.55	$ 9.69
Income from Investment Operations
Net investment income (loss) D	.06	.15	.20	.10	.01	.02
Net realized and unrealized gain (loss)	.29I	1.60	3.25	.06	(.28)	.95
Total from investment operations	.35	1.75	3.45	.16	(.27)	.97
Distributions from net investment income	(.17)	(.13)	(.14)	(.02)	-	(.11)
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	(.17)	(.14)	(.14)	(.02)	-	(.11)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 15.52	$ 15.34	$ 13.73	$ 10.42	$ 10.28	$ 10.55
Total ReturnB, C	2.25%I	12.85%	33.45%	1.61%	(2.56)%	9.99%
Ratios to Average Net Assets E, G
Expenses before reductions	.86%A	.87%	.96%	.98%	.96%	.99%
Expenses net of fee waivers, if any	.86%A	.87%	.96%	.98%	.96%	.99%
Expenses net of all reductions	.86%A	.86%	.88%	.89%	.91%	.94%
Net investment income (loss)	.78%A	1.04%	1.65%	1.02%	.07%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,480	$ 16,164	$ 9,275	$ 5,596	$ 8,162	$ 5,158
Portfolio turnover rateF	42% A	49%	288%	441%	260%	254%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been .63%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,982,460
Gross unrealized depreciation	(6,592,609)
Net unrealized appreciation (depreciation) on securities	$ 15,389,851

Tax cost	$ 176,119,903

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (35,189,589)
2018	(23,251,884)
2019	(450,657)
Total capital loss carryforward	$ (58,892,130)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $52,414,330 and $36,447,119, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 103,337	$ 1,366
Class T	.25%	.25%	80,850	-
Class B	.75%	.25%	26,535	19,901
Class C	.75%	.25%	195,209	41,829
			$ 405,931	$ 63,096

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,947
Class T	2,144
Class B*	1,732
Class C*	3,300
$ 31,123

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 110,559.27
Class T	47,249.29
Class B	8,085.30
Class C	48,370.25
Institutional Class	17,754.17
	$ 232,017

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,053 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $121 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security

Semiannual Report

7. Security Lending - continued

lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,760.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,279 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 677,086	$ 405,756
Class T	166,609	104,978
Class B	7,587	-
Class C	95,653	31,349
Institutional Class	227,501	105,110
Total	$ 1,174,436	$ 647,193
From net realized gain
Class A	$ -	$ 43,910
Class T	-	20,144
Institutional Class	-	8,484
Total	$ -	$ 72,538

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	1,248,058	1,697,938	$ 19,768,874	$ 24,378,496
Reinvestment of distributions	37,600	28,780	601,602	390,562
Shares redeemed	(784,908)	(1,342,224)	(12,212,188)	(19,118,798)
Net increase (decrease)	500,750	384,494	$ 8,158,288	$ 5,650,260
Class T
Shares sold	98,895	306,863	$ 1,537,479	$ 4,347,352
Reinvestment of distributions	9,927	8,794	158,623	118,136
Shares redeemed	(181,402)	(486,368)	(2,791,224)	(6,897,348)
Net increase (decrease)	(72,580)	(170,711)	$ (1,095,122)	$ (2,431,860)
Class B
Shares sold	2,469	29,215	$ 36,438	$ 390,860
Reinvestment of distributions	462	-	7,229	-
Shares redeemed	(71,941)	(149,230)	(1,087,741)	(2,060,292)
Net increase (decrease)	(69,010)	(120,015)	$ (1,044,074)	$ (1,669,432)
Class C
Shares sold	429,363	859,537	$ 6,386,218	$ 11,703,173
Reinvestment of distributions	5,490	2,148	84,931	26,657
Shares redeemed	(352,282)	(621,486)	(5,176,463)	(8,469,563)
Net increase (decrease)	82,571	240,199	$ 1,294,686	$ 3,260,267

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Institutional Class
Shares sold	1,483,302	823,593	$ 23,992,193	$ 12,007,905
Reinvestment of distributions	9,845	5,144	161,164	71,934
Shares redeemed	(647,709)	(450,058)	(10,338,385)	(6,746,937)
Net increase (decrease)	845,438	378,679	$ 13,814,972	$ 5,332,902

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.06%
Actual		$ 1,000.00	$ 1,168.80	$ 5.79
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.32%
Actual		$ 1,000.00	$ 1,167.10	$ 7.21
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.72
Class B	1.87%
Actual		$ 1,000.00	$ 1,164.20	$ 10.20
HypotheticalA		$ 1,000.00	$ 1,015.78	$ 9.50
Class C	1.81%
Actual		$ 1,000.00	$ 1,164.10	$ 9.87
HypotheticalA		$ 1,000.00	$ 1,016.08	$ 9.20
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,170.10	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Actavis PLC	7.5	6.9
Medtronic PLC	5.7	5.6
Amgen, Inc.	4.7	2.1
McKesson Corp.	4.3	5.3
Boston Scientific Corp.	3.7	3.1
Celgene Corp.	3.3	1.3
Mallinckrodt PLC	3.1	0.0
Shire PLC sponsored ADR	3.0	4.9
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.7	2.4
Alexion Pharmaceuticals, Inc.	2.6	3.3
	40.6
Top Industries (% of fund's net assets)
As of January 31, 2015
Pharmaceuticals	29.4%
Biotechnology	27.4%
Health Care Equipment & Supplies	19.0%
Health Care Providers & Services	12.2%
Health Care Technology	4.4%
All Others*	7.6%

As of July 31, 2014
Pharmaceuticals	30.4%
Biotechnology	24.2%
Health Care Equipment & Supplies	16.8%
Health Care Providers & Services	14.3%
Life Sciences Tools & Services	6.0%
All Others*	8.3%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Health Care Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BIOTECHNOLOGY - 27.4%
Biotechnology - 27.4%
Acceleron Pharma, Inc. (a)	68,738	$ 2,713,089
Achillion Pharmaceuticals, Inc. (a)	350,644	5,207,063
Acorda Therapeutics, Inc. (a)	137,247	5,702,613
Actelion Ltd.	65,456	7,271,305
Advaxis, Inc. (a)	320,100	3,152,985
Alexion Pharmaceuticals, Inc. (a)	302,214	55,377,693
Alnylam Pharmaceuticals, Inc. (a)	86,000	8,069,380
Amgen, Inc.	660,996	100,643,251
Array BioPharma, Inc. (a)(d)	800,000	5,728,000
Ascendis Pharma A/S	103,900	2,060,337
Auspex Pharmaceuticals, Inc.	135,100	8,301,895
Avalanche Biotechnologies, Inc. (a)	37,152	1,474,191
BioCryst Pharmaceuticals, Inc. (a)	323,700	3,295,266
Biogen Idec, Inc. (a)	61,684	24,004,945
BioMarin Pharmaceutical, Inc. (a)	233,800	22,716,008
Celgene Corp. (a)	603,300	71,889,228
Celldex Therapeutics, Inc. (a)	82,500	1,767,150
Clovis Oncology, Inc. (a)	91,890	5,990,309
Discovery Laboratories, Inc. (a)	1,296,633	1,802,320
Dyax Corp. (a)	363,300	5,489,463
Flexion Therapeutics, Inc.	196,500	4,045,935
Gilead Sciences, Inc. (a)	476,086	49,908,095
Innate Pharma SA (a)(d)	299,200	3,117,245
Insmed, Inc. (a)	302,519	4,676,944
Intercept Pharmaceuticals, Inc. (a)	45,121	9,070,675
Mirati Therapeutics, Inc. (a)	28,228	585,731
Neurocrine Biosciences, Inc. (a)	560,000	18,849,600
Pharmacyclics, Inc. (a)	104,200	17,583,750
PTC Therapeutics, Inc. (a)	137,000	7,522,670
Puma Biotechnology, Inc. (a)	229,358	48,412,887
Spark Therapeutics, Inc.	2,100	48,300
Synageva BioPharma Corp. (a)	21,900	2,523,318
T2 Biosystems, Inc. (d)	83,700	1,810,431
Tekmira Pharmaceuticals Corp. (a)	84,400	2,161,484
Ultragenyx Pharmaceutical, Inc.	162,677	9,451,534
United Therapeutics Corp. (a)	65,300	9,215,789
Vanda Pharmaceuticals, Inc. (a)	572,729	6,374,474
Vertex Pharmaceuticals, Inc. (a)	499,900	55,058,986
		593,074,339
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	188,335	4,105,703
ELECTRONIC EQUIPMENT & COMPONENTS - 0.6%
Electronic Equipment & Instruments - 0.6%
Keysight Technologies, Inc. (a)	398,750	13,314,263
HEALTH CARE EQUIPMENT & SUPPLIES - 19.0%
Health Care Equipment - 17.0%
Atricure, Inc. (a)	280,000	5,555,200
Boston Scientific Corp. (a)	5,400,000	79,974,000

	Shares	Value
CONMED Corp.	240,000	$ 11,433,600
Edwards Lifesciences Corp. (a)	163,653	20,513,904
HeartWare International, Inc. (a)	171,671	14,339,679
Lumenis Ltd. Class B	266,766	2,739,687
Medtronic PLC	1,712,432	122,267,645
Neovasc, Inc. (a)	1,000,000	9,350,000
Nevro Corp.	101,400	4,619,784
NxStage Medical, Inc. (a)	508,700	9,100,643
PW Medtech Group Ltd. (a)	4,226,000	1,846,223
ResMed, Inc. (d)	272,600	17,029,322
Roka Bioscience, Inc. (e)	124,300	500,929
Smith & Nephew PLC sponsored ADR	160,000	5,728,000
Steris Corp.	128,584	8,386,248
Tornier NV (a)	443,100	10,709,727
Zeltiq Aesthetics, Inc. (a)	247,318	7,966,113
Zimmer Holdings, Inc.	313,300	35,120,930
		367,181,634
Health Care Supplies - 2.0%
DENTSPLY International, Inc.	170,000	8,504,250
Derma Sciences, Inc. (a)	224,595	1,931,517
Endologix, Inc. (a)	400,000	5,572,000
The Cooper Companies, Inc.	176,400	27,809,460
		43,817,227
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		410,998,861
HEALTH CARE PROVIDERS & SERVICES - 12.1%
Health Care Distributors & Services - 5.8%
Amplifon SpA	693,695	4,154,539
Cardinal Health, Inc.	215,000	17,885,850
EBOS Group Ltd.	864,595	5,944,391
McKesson Corp.	439,409	93,440,324
United Drug PLC (United Kingdom)	519,800	3,060,445
		124,485,549
Health Care Facilities - 2.6%
Brookdale Senior Living, Inc. (a)	373,170	12,594,488
HCA Holdings, Inc. (a)	237,500	16,815,000
Surgical Care Affiliates, Inc. (a)	308,500	9,949,125
Universal Health Services, Inc. Class B	163,627	16,776,676
		56,135,289
Health Care Services - 0.6%
Air Methods Corp. (a)	310,285	12,892,342
Managed Health Care - 3.1%
Cigna Corp.	210,412	22,478,314
Humana, Inc.	144,837	21,209,930
UnitedHealth Group, Inc.	161,524	17,161,925
Wellcare Health Plans, Inc. (a)	94,900	6,913,465
		67,763,634
TOTAL HEALTH CARE PROVIDERS & SERVICES		261,276,814
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 4.4%
Health Care Technology - 4.4%
athenahealth, Inc. (a)(d)	140,800	$ 19,671,168
Castlight Health, Inc.	336,800	2,990,784
Castlight Health, Inc. Class B (a)	15,400	136,752
Cerner Corp. (a)	619,996	41,136,735
Connecture, Inc.	500,000	4,750,000
HealthStream, Inc. (a)	304,612	8,608,335
Medidata Solutions, Inc. (a)	294,074	12,642,241
Veeva Systems, Inc. Class A (a)	192,000	5,521,920
		95,457,935
INDUSTRIAL CONGLOMERATES - 1.1%
Industrial Conglomerates - 1.1%
Danaher Corp.	284,123	23,406,053
LIFE SCIENCES TOOLS & SERVICES - 3.3%
Life Sciences Tools & Services - 3.3%
Agilent Technologies, Inc.	746,400	28,191,528
Bruker Corp. (a)	532,953	10,051,494
Illumina, Inc. (a)	39,689	7,746,896
PRA Health Sciences, Inc.	341,743	8,929,745
Thermo Fisher Scientific, Inc.	138,192	17,303,020
		72,222,683
PHARMACEUTICALS - 29.4%
Pharmaceuticals - 29.4%
AbbVie, Inc.	214,853	12,966,379
Actavis PLC (a)	610,755	162,790,636
Bristol-Myers Squibb Co.	299,203	18,032,965
Dechra Pharmaceuticals PLC	430,000	5,602,311
Eisai Co. Ltd.	131,700	6,566,345
Endo Health Solutions, Inc. (a)	187,800	14,950,758
Jazz Pharmaceuticals PLC (a)	150,626	25,507,007
Jiangsu Hengrui Medicine Co. Ltd.	999,943	6,467,636
Mallinckrodt PLC (a)	626,700	66,423,933
Meda AB (A Shares)	318,030	4,485,521
Merck & Co., Inc.	327,233	19,725,605
Mylan, Inc. (a)	572,057	30,404,830
Omeros Corp. (a)	298,200	6,631,968
Pacira Pharmaceuticals, Inc. (a)	101,400	10,885,290
Perrigo Co. PLC	299,256	45,409,105
Prestige Brands Holdings, Inc. (a)	454,700	15,578,022
Relypsa, Inc. (a)(d)	126,103	4,429,998
Sanofi SA sponsored ADR	469,400	21,634,646
Shire PLC sponsored ADR	299,200	65,602,592
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,022,383	58,132,697
TherapeuticsMD, Inc. (a)	1,017,320	4,130,319
UCB SA	84,200	6,562,220
Valeant Pharmaceuticals International (Canada) (a)	81,100	12,966,937
ZS Pharma, Inc.	190,000	8,536,700
		634,424,420

	Shares	Value
PROFESSIONAL SERVICES - 0.5%
Human Resource & Employment Services - 0.5%
WageWorks, Inc. (a)	186,495	$ 10,264,685
TOTAL COMMON STOCKS (Cost $1,684,895,774)		2,118,545,756
Convertible Preferred Stocks - 0.1%

HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (f) (Cost $2,121,583)	322,145	2,432,195
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.13% (b)	75,550,167	75,550,167
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	16,770,523	16,770,523
TOTAL MONEY MARKET FUNDS (Cost $92,320,690)		92,320,690
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,779,338,047)		2,213,298,641
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(50,995,582)
NET ASSETS - 100%		$ 2,162,303,059
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $500,929 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,432,195 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 2,121,583
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,681
Fidelity Securities Lending Cash Central Fund	88,292
Total	$ 113,973
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,118,545,756	$ 2,103,665,552	$ 14,880,204	$ -
Convertible Preferred Stocks	2,432,195	-	-	2,432,195
Money Market Funds	92,320,690	92,320,690	-	-
Total Investments in Securities:	$ 2,213,298,641	$ 2,195,986,242	$ 14,880,204	$ 2,432,195
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	68.3%
Ireland	20.5%
Bailiwick of Jersey	3.0%
Israel	2.8%
France	1.1%
Canada	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,137,487) - See accompanying schedule: Unaffiliated issuers (cost $1,687,017,357)	$ 2,120,977,951
Fidelity Central Funds (cost $92,320,690)	92,320,690
Total Investments (cost $1,779,338,047)		$ 2,213,298,641
Receivable for investments sold		27,579,646
Receivable for fund shares sold		13,958,431
Dividends receivable		310,778
Distributions receivable from Fidelity Central Funds		26,614
Prepaid expenses		6,259
Other receivables		20,153
Total assets		2,255,200,522

Liabilities
Payable to custodian bank	$ 1,994
Payable for investments purchased	71,640,220
Payable for fund shares redeemed	2,433,265
Accrued management fee	958,325
Distribution and service plan fees payable	651,941
Other affiliated payables	370,195
Other payables and accrued expenses	71,000
Collateral on securities loaned, at value	16,770,523
Total liabilities		92,897,463

Net Assets		$ 2,162,303,059
Net Assets consist of:
Paid in capital		$ 1,649,201,731
Accumulated net investment loss		(10,196,183)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		89,340,130
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		433,957,381
Net Assets		$ 2,162,303,059

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($905,382,916 ÷ 22,991,586 shares)	$ 39.38

Maximum offering price per share (100/94.25 of $39.38)	$ 41.78
Class T: Net Asset Value and redemption price per share ($273,504,624 ÷ 7,340,586 shares)	$ 37.26

Maximum offering price per share (100/96.50 of $37.26)	$ 38.61
Class B: Net Asset Value and offering price per share ($13,339,811 ÷ 403,527 shares)A	$ 33.06

Class C: Net Asset Value and offering price per share ($431,922,722 ÷ 13,180,008 shares)A	$ 32.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($538,152,986 ÷ 12,737,535 shares)	$ 42.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 4,449,883
Income from Fidelity Central Funds		113,973
Total income		4,563,856

Expenses
Management fee	$ 4,809,765
Transfer agent fees	1,739,718
Distribution and service plan fees	3,276,255
Accounting and security lending fees	270,607
Custodian fees and expenses	30,336
Independent trustees' compensation	14,836
Registration fees	141,947
Audit	25,627
Legal	8,106
Miscellaneous	7,158
Total expenses before reductions	10,324,355
Expense reductions	(28,346)	10,296,009
Net investment income (loss)		(5,732,153)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	159,269,917
Foreign currency transactions	(11,314)
Total net realized gain (loss)		159,258,603
Change in net unrealized appreciation (depreciation) on: Investment securities	109,639,294
Assets and liabilities in foreign currencies	(3,121)
Total change in net unrealized appreciation (depreciation)		109,636,173
Net gain (loss)		268,894,776
Net increase (decrease) in net assets resulting from operations		$ 263,162,623

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,732,153)	$ (7,157,995)
Net realized gain (loss)	159,258,603	181,443,195
Change in net unrealized appreciation (depreciation)	109,636,173	110,916,113
Net increase (decrease) in net assets resulting from operations	263,162,623	285,201,313
Distributions to shareholders from net realized gain	(188,666,047)	(91,415,211)
Share transactions - net increase (decrease)	692,888,117	462,114,251
Redemption fees	32,821	59,322
Total increase (decrease) in net assets	767,417,514	655,959,675

Net Assets
Beginning of period	1,394,885,545	738,925,870
End of period (including accumulated net investment loss of $10,196,183 and accumulated net investment loss of $4,464,030, respectively)	$ 2,162,303,059	$ 1,394,885,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.72	$ 31.29	$ 24.35	$ 25.60	$ 19.01	$ 17.15
Income from Investment Operations
Net investment income (loss) E	(.10)	(.18)	- I	(.04)	(.10)	(.07)
Net realized and unrealized gain (loss)	6.15	10.13	9.53	1.43	6.69	1.93
Total from investment operations	6.05	9.95	9.53	1.39	6.59	1.86
Distributions from net realized gain	(4.39)	(3.52)	(2.59)	(2.64)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 39.38	$ 37.72	$ 31.29	$ 24.35	$ 25.60	$ 19.01
Total ReturnB, C, D	16.88%	34.79%	42.77%	7.58%	34.67%	10.85%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06%A	1.08%	1.14%	1.19%	1.19%	1.22%
Expenses net of fee waivers, if any	1.06%A	1.08%	1.14%	1.19%	1.19%	1.22%
Expenses net of all reductions	1.05%A	1.07%	1.13%	1.18%	1.18%	1.21%
Net investment income (loss)	(.53)%A	(.54)%	(.01)%	(.18)%	(.43)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 905,383	$ 613,995	$ 365,416	$ 233,188	$ 224,704	$ 179,586
Portfolio turnover rateG	96% A	111%	92%	124%	125%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.87	$ 29.91	$ 23.42	$ 24.80	$ 18.46	$ 16.69
Income from Investment Operations
Net investment income (loss) E	(.14)	(.26)	(.07)	(.09)	(.16)	(.12)
Net realized and unrealized gain (loss)	5.83	9.67	9.13	1.35	6.50	1.89
Total from investment operations	5.69	9.41	9.06	1.26	6.34	1.77
Distributions from net realized gain	(4.30)	(3.45)	(2.57)	(2.64)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 37.26	$ 35.87	$ 29.91	$ 23.42	$ 24.80	$ 18.46
Total ReturnB, C, D	16.71%	34.49%	42.39%	7.27%	34.34%	10.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.32%A	1.34%	1.39%	1.43%	1.44%	1.47%
Expenses net of fee waivers, if any	1.32%A	1.34%	1.39%	1.43%	1.44%	1.47%
Expenses net of all reductions	1.32%A	1.34%	1.38%	1.43%	1.43%	1.46%
Net investment income (loss)	(.79)%A	(.80)%	(.26)%	(.42)%	(.69)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 273,505	$ 216,973	$ 158,611	$ 117,969	$ 123,606	$ 100,883
Portfolio turnover rateG	96% A	111%	92%	124%	125%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 32.17	$ 27.16	$ 21.55	$ 23.15	$ 17.32	$ 15.74
Income from Investment Operations
Net investment income (loss) E	(.22)	(.40)	(.18)	(.19)	(.25)	(.20)
Net realized and unrealized gain (loss)	5.21	8.71	8.31	1.23	6.08	1.78
Total from investment operations	4.99	8.31	8.13	1.04	5.83	1.58
Distributions from net realized gain	(4.10)	(3.30)	(2.52)	(2.64)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.06	$ 32.17	$ 27.16	$ 21.55	$ 23.15	$ 17.32
Total ReturnB, C, D	16.42%	33.72%	41.61%	6.78%	33.66%	10.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87%A	1.91%	1.93%	1.94%	1.94%	1.97%
Expenses net of fee waivers, if any	1.87%A	1.91%	1.93%	1.94%	1.94%	1.97%
Expenses net of all reductions	1.86%A	1.90%	1.91%	1.93%	1.93%	1.96%
Net investment income (loss)	(1.34)%A	(1.37)%	(.80)%	(.93)%	(1.19)%	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,340	$ 13,405	$ 14,517	$ 15,403	$ 20,365	$ 23,543
Portfolio turnover rateG	96% A	111%	92%	124%	125%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 32.03	$ 27.11	$ 21.51	$ 23.11	$ 17.29	$ 15.70
Income from Investment Operations
Net investment income (loss) E	(.21)	(.38)	(.17)	(.18)	(.24)	(.19)
Net realized and unrealized gain (loss)	5.17	8.68	8.31	1.22	6.06	1.78
Total from investment operations	4.96	8.30	8.14	1.04	5.82	1.59
Distributions from net realized gain	(4.22)	(3.38)	(2.54)	(2.64)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 32.77	$ 32.03	$ 27.11	$ 21.51	$ 23.11	$ 17.29
Total ReturnB, C, D	16.41%	33.83%	41.74%	6.80%	33.66%	10.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81%A	1.83%	1.87%	1.90%	1.90%	1.94%
Expenses net of fee waivers, if any	1.81%A	1.83%	1.87%	1.90%	1.90%	1.94%
Expenses net of all reductions	1.81%A	1.82%	1.85%	1.89%	1.89%	1.93%
Net investment income (loss)	(1.29)%A	(1.29)%	(.74)%	(.89)%	(1.15)%	(1.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 431,923	$ 257,859	$ 125,965	$ 78,763	$ 77,749	$ 60,861
Portfolio turnover rateG	96% A	111%	92%	124%	125%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 33.12	$ 25.60	$ 26.69	$ 19.77	$ 17.78
Income from Investment Operations
Net investment income (loss) D	(.06)	(.10)	.07	.03	(.03)	(.02)
Net realized and unrealized gain (loss)	6.57	10.80	10.07	1.52	6.95	2.01
Total from investment operations	6.51	10.70	10.14	1.55	6.92	1.99
Distributions from net realized gain	(4.48)	(3.60)	(2.62)	(2.64)	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 42.25	$ 40.22	$ 33.12	$ 25.60	$ 26.69	$ 19.77
Total ReturnB, C	17.01%	35.21%	43.12%	7.91%	35.00%	11.19%
Ratios to Average Net Assets E, G
Expenses before reductions	.80%A	.81%	.87%	.89%	.89%	.96%
Expenses net of fee waivers, if any	.80%A	.81%	.87%	.89%	.89%	.96%
Expenses net of all reductions	.79%A	.81%	.85%	.88%	.88%	.95%
Net investment income (loss)	(.27)%A	(.27)%	.26%	.12%	(.13)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 538,153	$ 292,654	$ 74,417	$ 40,737	$ 45,243	$ 14,172
Portfolio turnover rateF	96% A	111%	92%	124%	125%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 464,003,715
Gross unrealized depreciation	(32,248,388)
Net unrealized appreciation (depreciation) on securities	$ 431,755,327

Tax cost	$ 1,781,543,314

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,315,436,051 and $831,453,923, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 931,787	$ 7,837
Class T	.25%	.25%	611,490	-
Class B	.75%	.25%	67,261	50,446
Class C	.75%	.25%	1,665,717	608,564
			$ 3,276,255	$ 666,847

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 498,580
Class T	49,783
Class B*	719
Class C*	29,444
$ 578,526

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 737,419.20
Class T	259,101.21
Class B	17,452.26
Class C	334,902.20
Institutional Class	390,844.19
	$ 1,739,718

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,640 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,112 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $88,292.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $28,333 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net realized gain
Class A	$ 79,205,725	$ 43,930,276
Class T	27,287,168	18,842,643
Class B	1,660,970	1,694,148
Class C	39,450,704	17,484,352
Institutional Class	41,061,480	9,463,792
Total	$ 188,666,047	$ 91,415,211

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	6,936,609	7,083,573	$ 266,444,360	$ 246,500,176
Reinvestment of distributions	1,907,449	1,286,052	71,990,364	39,516,716
Shares redeemed	(2,128,436)	(3,773,574)	(80,576,239)	(131,027,775)
Net increase (decrease)	6,715,622	4,596,051	$ 257,858,485	$ 154,989,117
Class T
Shares sold	1,003,136	1,019,177	$ 36,649,544	$ 33,380,934
Reinvestment of distributions	737,477	618,886	26,318,924	18,107,896
Shares redeemed	(449,085)	(891,508)	(16,334,945)	(29,012,294)
Net increase (decrease)	1,291,528	746,555	$ 46,633,523	$ 22,476,536
Class B
Shares sold	24,635	52,714	$ 790,758	$ 1,492,321
Reinvestment of distributions	47,751	57,285	1,514,650	1,511,205
Shares redeemed	(85,492)	(227,802)	(2,764,012)	(6,589,471)
Net increase (decrease)	(13,106)	(117,803)	$ (458,604)	$ (3,585,945)
Class C
Shares sold	4,661,873	3,765,135	$ 150,473,590	$ 111,711,536
Reinvestment of distributions	1,088,198	567,385	34,382,822	14,940,641
Shares redeemed	(621,249)	(928,018)	(20,040,369)	(27,242,442)
Net increase (decrease)	5,128,822	3,404,502	$ 164,816,043	$ 99,409,735
Institutional Class
Shares sold	6,351,359	6,450,084	$ 260,365,044	$ 241,929,933
Reinvestment of distributions	926,189	259,255	37,490,066	8,481,841
Shares redeemed	(1,817,114)	(1,678,853)	(73,816,440)	(61,586,966)
Net increase (decrease)	5,460,434	5,030,486	$ 224,038,670	$ 188,824,808

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.07%
Actual		$ 1,000.00	$ 1,051.90	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class T	1.33%
Actual		$ 1,000.00	$ 1,050.60	$ 6.87
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.77
Class B	1.87%
Actual		$ 1,000.00	$ 1,047.80	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.78	$ 9.50
Class C	1.83%
Actual		$ 1,000.00	$ 1,048.00	$ 9.45
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,053.40	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	8.1	6.2
Danaher Corp.	6.8	5.8
The Boeing Co.	5.5	5.0
Union Pacific Corp.	5.4	4.9
FedEx Corp.	5.3	4.2
Honeywell International, Inc.	4.8	4.0
J.B. Hunt Transport Services, Inc.	3.2	2.3
Delta Air Lines, Inc.	2.8	2.2
American Airlines Group, Inc.	2.5	1.7
A.O. Smith Corp.	2.3	1.7
	46.7
Top Industries (% of fund's net assets)
As of January 31, 2015
Aerospace & Defense	29.3%
Machinery	12.7%
Road & Rail	11.6%
Professional Services	9.5%
Industrial Conglomerates	8.7%
All Others*	28.2%

As of July 31, 2014
Aerospace & Defense	22.3%
Machinery	17.2%
Electrical Equipment	9.7%
Industrial Conglomerates	9.6%
Professional Services	9.2%
All Others*	32.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Industrials Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AEROSPACE & DEFENSE - 29.3%
Aerospace & Defense - 29.3%
General Dynamics Corp.	145,662	$ 19,403,635
Honeywell International, Inc.	408,433	39,928,410
L-3 Communications Holdings, Inc.	81,600	10,046,592
Northrop Grumman Corp.	112,200	17,609,790
Orbital Sciences Corp. (a)	107,600	3,022,484
Raytheon Co.	166,900	16,698,345
Teledyne Technologies, Inc. (a)	98,065	9,320,098
Textron, Inc.	355,678	15,137,656
The Boeing Co.	313,329	45,548,637
United Technologies Corp.	591,651	67,909,702
		244,625,349
AIR FREIGHT & LOGISTICS - 5.3%
Air Freight & Logistics - 5.3%
FedEx Corp.	260,188	44,000,393
AIRLINES - 6.6%
Airlines - 6.6%
American Airlines Group, Inc.	421,932	20,708,423
Delta Air Lines, Inc.	491,200	23,238,672
United Continental Holdings, Inc. (a)	159,900	11,092,263
		55,039,358
BUILDING PRODUCTS - 4.1%
Building Products - 4.1%
A.O. Smith Corp.	329,142	19,554,326
Lennox International, Inc.	151,904	14,933,682
		34,488,008
COMMERCIAL SERVICES & SUPPLIES - 4.4%
Diversified Support Services - 1.5%
KAR Auction Services, Inc.	360,400	12,293,244
Environmental & Facility Services - 0.9%
Waste Connections, Inc.	179,600	7,762,312
Office Services & Supplies - 1.0%
West Corp.	259,632	8,489,966
Security & Alarm Services - 1.0%
Tyco International Ltd.	202,600	8,268,106
TOTAL COMMERCIAL SERVICES & SUPPLIES		36,813,628
CONSTRUCTION & ENGINEERING - 2.4%
Construction & Engineering - 2.4%
AECOM Technology Corp. (a)	208,521	5,300,604
EMCOR Group, Inc.	218,741	8,828,387
Jacobs Engineering Group, Inc. (a)	149,500	5,695,950
		19,824,941
CONSTRUCTION MATERIALS - 0.4%
Construction Materials - 0.4%
Caesarstone Sdot-Yam Ltd.	48,492	3,011,353

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc.	154,300	$ 4,360,518
ELECTRICAL EQUIPMENT - 2.5%
Electrical Components & Equipment - 1.4%
EnerSys	89,023	5,197,163
Hubbell, Inc. Class B	62,326	6,609,049
		11,806,212
Heavy Electrical Equipment - 1.1%
Babcock & Wilcox Co.	349,200	9,508,716
TOTAL ELECTRICAL EQUIPMENT		21,314,928
ENERGY EQUIPMENT & SERVICES - 0.4%
Oil & Gas Equipment & Services - 0.4%
Aspen Aerogels, Inc.	388,696	2,977,411
INDUSTRIAL CONGLOMERATES - 8.7%
Industrial Conglomerates - 8.7%
Danaher Corp.	692,632	57,059,024
General Electric Co.	655,048	15,649,097
		72,708,121
MACHINERY - 12.7%
Agricultural & Farm Machinery - 2.2%
Deere & Co.	215,050	18,320,110
Construction Machinery & Heavy Trucks - 3.8%
Caterpillar, Inc.	219,753	17,573,647
Manitowoc Co., Inc.	756,856	14,153,207
		31,726,854
Industrial Machinery - 6.7%
Global Brass & Copper Holdings, Inc.	106,540	1,398,870
Hyster-Yale Materials Handling Class A	15,540	973,581
IDEX Corp.	145,429	10,521,788
Ingersoll-Rand PLC	229,800	15,258,720
Pall Corp.	171,416	16,586,212
Valmont Industries, Inc. (d)	97,909	11,760,829
		56,500,000
TOTAL MACHINERY		106,546,964
PROFESSIONAL SERVICES - 9.5%
Human Resource & Employment Services - 2.2%
Towers Watson & Co.	155,984	18,484,104
Research & Consulting Services - 7.3%
Corporate Executive Board Co.	130,400	8,935,008
Dun & Bradstreet Corp.	133,296	15,343,703
Huron Consulting Group, Inc. (a)	176,520	13,277,834
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - continued
Nielsen Holdings B.V.	263,312	$ 11,469,871
Verisk Analytics, Inc. (a)	189,044	12,164,981
		61,191,397
TOTAL PROFESSIONAL SERVICES		79,675,501
ROAD & RAIL - 11.6%
Railroads - 7.0%
CSX Corp.	412,400	13,732,920
Union Pacific Corp.	383,928	45,000,201
		58,733,121
Trucking - 4.6%
Hertz Global Holdings, Inc. (a)	154,700	3,174,444
J.B. Hunt Transport Services, Inc.	336,984	26,827,296
Swift Transporation Co. (a)	335,000	8,234,300
		38,236,040
TOTAL ROAD & RAIL		96,969,161
TRADING COMPANIES & DISTRIBUTORS - 1.3%
Trading Companies & Distributors - 1.3%
HD Supply Holdings, Inc. (a)	380,300	10,964,049
TOTAL COMMON STOCKS (Cost $680,917,498)		833,319,683
Money Market Funds - 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	308	$ 308
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	5,940,900	5,940,900
TOTAL MONEY MARKET FUNDS (Cost $5,941,208)		5,941,208
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $686,858,706)		839,260,891
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,258,936)
NET ASSETS - 100%		$ 836,001,955
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,827
Fidelity Securities Lending Cash Central Fund	103,402
Total	$ 108,229
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,801,796) - See accompanying schedule: Unaffiliated issuers (cost $680,917,498)	$ 833,319,683
Fidelity Central Funds (cost $5,941,208)	5,941,208
Total Investments (cost $686,858,706)		$ 839,260,891
Cash		26,234
Receivable for investments sold		11,762,822
Receivable for fund shares sold		1,267,195
Dividends receivable		565,814
Distributions receivable from Fidelity Central Funds		6,786
Prepaid expenses		4,153
Other receivables		6,093
Total assets		852,899,988

Liabilities
Payable for investments purchased	$ 5,880,873
Payable for fund shares redeemed	2,563,289
Accrued management fee	393,508
Distribution and service plan fees payable	248,889
Notes payable to affiliates	1,650,000
Other affiliated payables	168,791
Other payables and accrued expenses	51,783
Collateral on securities loaned, at value	5,940,900
Total liabilities		16,898,033

Net Assets		$ 836,001,955
Net Assets consist of:
Paid in capital		$ 677,018,695
Distributions in excess of net investment income		(612,093)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,194,295
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,401,058
Net Assets		$ 836,001,955

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($357,511,756 ÷ 9,919,433 shares)	$ 36.04

Maximum offering price per share (100/94.25 of $36.04)	$ 38.24
Class T: Net Asset Value and redemption price per share ($90,250,244 ÷ 2,549,744 shares)	$ 35.40

Maximum offering price per share (100/96.50 of $35.40)	$ 36.68
Class B: Net Asset Value and offering price per share ($9,928,948 ÷ 301,538 shares)A	$ 32.93

Class C: Net Asset Value and offering price per share ($147,968,163 ÷ 4,455,435 shares)A	$ 33.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,342,844 ÷ 6,132,294 shares)	$ 37.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 6,073,079
Income from Fidelity Central Funds		108,229
Total income		6,181,308

Expenses
Management fee	$ 2,384,429
Transfer agent fees	872,996
Distribution and service plan fees	1,501,433
Accounting and security lending fees	150,384
Custodian fees and expenses	8,563
Independent trustees' compensation	8,056
Registration fees	94,774
Audit	22,434
Legal	4,860
Interest	77
Miscellaneous	4,721
Total expenses before reductions	5,052,727
Expense reductions	(7,315)	5,045,412
Net investment income (loss)		1,135,896
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,918,015
Foreign currency transactions	(513)
Total net realized gain (loss)		20,917,502
Change in net unrealized appreciation (depreciation) on: Investment securities	20,711,594
Assets and liabilities in foreign currencies	(1,615)
Total change in net unrealized appreciation (depreciation)		20,709,979
Net gain (loss)		41,627,481
Net increase (decrease) in net assets resulting from operations		$ 42,763,377

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,135,896	$ 1,948,813
Net realized gain (loss)	20,917,502	62,719,747
Change in net unrealized appreciation (depreciation)	20,709,979	7,086,556
Net increase (decrease) in net assets resulting from operations	42,763,377	71,755,116
Distributions to shareholders from net investment income	(2,601,876)	(2,130,491)
Distributions to shareholders from net realized gain	(62,327,925)	(26,777,623)
Total distributions	(64,929,801)	(28,908,114)
Share transactions - net increase (decrease)	(14,156,097)	286,586,081
Redemption fees	9,127	23,406
Total increase (decrease) in net assets	(36,313,394)	329,456,489

Net Assets
Beginning of period	872,315,349	542,858,860
End of period (including distributions in excess of net investment income of $612,093 and undistributed net investment income of $853,887, respectively)	$ 836,001,955	$ 872,315,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.92	$ 34.50	$ 26.18	$ 25.73	$ 21.54	$ 16.87
Income from Investment Operations
Net investment income (loss) E	.07	.13	.23	.20	.09	.06
Net realized and unrealized gain (loss)	1.84	4.01	8.33	.61	4.13	4.68
Total from investment operations	1.91	4.14	8.56	.81	4.22	4.74
Distributions from net investment income	(.11)	(.15)	(.24)	(.11)	(.03)	(.07)
Distributions from net realized gain	(2.68)	(1.58)	-	(.25)	-	-
Total distributions	(2.79)	(1.72) J	(.24)	(.36)	(.03)	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 36.04	$ 36.92	$ 34.50	$ 26.18	$ 25.73	$ 21.54
Total ReturnB, C, D	5.19%	12.52%	32.92%	3.42%	19.59%	28.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07%A	1.09%	1.11%	1.14%	1.13%	1.18%
Expenses net of fee waivers, if any	1.07%A	1.09%	1.11%	1.14%	1.13%	1.18%
Expenses net of all reductions	1.07%A	1.09%	1.11%	1.14%	1.13%	1.17%
Net investment income (loss)	.36%A	.37%	.77%	.80%	.36%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 357,512	$ 378,826	$ 271,512	$ 192,038	$ 228,106	$ 165,029
Portfolio turnover rateG	80% A	57%	78%	82%	75%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share. J Total distributions of $1.72 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $1.577 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.29	$ 33.93	$ 25.75	$ 25.33	$ 21.24	$ 16.64
Income from Investment Operations
Net investment income (loss) E	.02	.04	.15	.13	.03	.01
Net realized and unrealized gain (loss)	1.81	3.95	8.20	.61	4.07	4.61
Total from investment operations	1.83	3.99	8.35	.74	4.10	4.62
Distributions from net investment income	(.05)	(.06)	(.17)	(.07)	(.01)	(.02)
Distributions from net realized gain	(2.67)	(1.58)	-	(.25)	-	-
Total distributions	(2.72)	(1.63) J	(.17)	(.32)	(.01)	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 35.40	$ 36.29	$ 33.93	$ 25.75	$ 25.33	$ 21.24
Total ReturnB, C, D	5.06%	12.27%	32.60%	3.15%	19.28%	27.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33%A	1.33%	1.37%	1.40%	1.39%	1.44%
Expenses net of fee waivers, if any	1.33%A	1.33%	1.37%	1.40%	1.39%	1.44%
Expenses net of all reductions	1.33%A	1.33%	1.36%	1.39%	1.38%	1.43%
Net investment income (loss)	.09%A	.12%	.52%	.54%	.10%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,250	$ 90,509	$ 79,172	$ 63,954	$ 71,542	$ 58,202
Portfolio turnover rateG	80% A	57%	78%	82%	75%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.63 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $1.577 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.02	$ 31.97	$ 24.29	$ 23.99	$ 20.22	$ 15.90
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.01)	- J	(.11)	(.09)
Net realized and unrealized gain (loss)	1.69	3.71	7.74	.57	3.88	4.41
Total from investment operations	1.62	3.57	7.73	.57	3.77	4.32
Distributions from net investment income	(.03)	-	(.05)	(.02)	-	-
Distributions from net realized gain	(2.68)	(1.52)	-	(.25)	-	-
Total distributions	(2.71)	(1.52)	(.05)	(.27)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 32.93	$ 34.02	$ 31.97	$ 24.29	$ 23.99	$ 20.22
Total ReturnB, C, D	4.78%	11.64%	31.87%	2.59%	18.64%	27.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.87%A	1.88%	1.92%	1.94%	1.93%	1.97%
Expenses net of fee waivers, if any	1.87%A	1.88%	1.92%	1.94%	1.93%	1.97%
Expenses net of all reductions	1.86%A	1.87%	1.91%	1.94%	1.93%	1.97%
Net investment income (loss)	(.44)%A	(.42)%	(.04)%	-% H	(.44)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,929	$ 12,459	$ 17,502	$ 20,058	$ 28,600	$ 29,048
Portfolio turnover rateG	80% A	57%	78%	82%	75%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.13	$ 32.08	$ 24.38	$ 24.07	$ 20.28	$ 15.94
Income from Investment Operations
Net investment income (loss) E	(.07)	(.13)	.01	.01	(.09)	(.08)
Net realized and unrealized gain (loss)	1.70	3.73	7.75	.58	3.88	4.42
Total from investment operations	1.63	3.60	7.76	.59	3.79	4.34
Distributions from net investment income	-	-	(.06)	(.03)	-	-
Distributions from net realized gain	(2.55)	(1.55)	-	(.25)	-	-
Total distributions	(2.55)	(1.55)	(.06)	(.28)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.21	$ 34.13	$ 32.08	$ 24.38	$ 24.07	$ 20.28
Total ReturnB, C, D	4.80%	11.71%	31.90%	2.67%	18.69%	27.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83%A	1.83%	1.87%	1.89%	1.89%	1.93%
Expenses net of fee waivers, if any	1.83%A	1.83%	1.87%	1.89%	1.89%	1.93%
Expenses net of all reductions	1.82%A	1.83%	1.86%	1.88%	1.88%	1.92%
Net investment income (loss)	(.40)%A	(.38)%	.02%	.05%	(.40)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,968	$ 147,749	$ 89,893	$ 66,289	$ 72,673	$ 51,760
Portfolio turnover rateG	80% A	57%	78%	82%	75%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.42	$ 35.83	$ 27.18	$ 26.69	$ 22.30	$ 17.45
Income from Investment Operations
Net investment income (loss) D	.12	.25	.33	.28	.17	.13
Net realized and unrealized gain (loss)	1.92	4.16	8.64	.63	4.28	4.83
Total from investment operations	2.04	4.41	8.97	.91	4.45	4.96
Distributions from net investment income	(.22)	(.24)	(.32)	(.17)	(.06)	(.11)
Distributions from net realized gain	(2.68)	(1.58)	-	(.25)	-	-
Total distributions	(2.90)	(1.82)	(.32)	(.42)	(.06)	(.11)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 37.56	$ 38.42	$ 35.83	$ 27.18	$ 26.69	$ 22.30
Total ReturnB, C	5.34%	12.82%	33.28%	3.72%	19.95%	28.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.81%A	.81%	.84%	.85%	.85%	.89%
Expenses net of fee waivers, if any	.81%A	.81%	.84%	.85%	.85%	.89%
Expenses net of all reductions	.80%A	.81%	.83%	.85%	.84%	.88%
Net investment income (loss)	.62%A	.64%	1.04%	1.08%	.65%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,343	$ 242,772	$ 84,780	$ 42,850	$ 68,323	$ 29,578
Portfolio turnover rateF	80% A	57%	78%	82%	75%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, original issue discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 164,616,798
Gross unrealized depreciation	(14,042,467)
Net unrealized appreciation (depreciation) on securities	$ 150,574,331

Tax cost	$ 688,686,560

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $346,490,555 and $419,575,919, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 459,377	$ 1,687
Class T	.25%	.25%	230,220	-
Class B	.75%	.25%	55,919	41,939
Class C	.75%	.25%	755,917	217,208
			$ 1,501,433	$ 260,834

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72,905
Class T	7,980
Class B*	2,198
Class C*	23,634
$ 106,717

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 372,401.20
Class T	99,011.22
Class B	13,843.25
Class C	156,549.21
Institutional Class	231,192.19
	$ 872,996

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,871 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 2,839,667.32%		$ 77

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $599 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $103,402.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,304 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 1,073,088	$ 1,245,229
Class T	117,188	134,405
Class B	10,986	-
Institutional Class	1,400,614	750,857
Total	$ 2,601,876	$ 2,130,491
From net realized gain
Class A	$ 26,712,152	$ 13,069,252
Class T	6,664,310	3,703,526
Class B	905,701	784,693
Class C	11,132,693	4,700,595
Institutional Class	16,913,069	4,519,557
Total	$ 62,327,925	$ 26,777,623

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	1,188,692	4,772,547	$ 43,339,285	$ 175,272,457
Reinvestment of distributions	707,344	371,629	25,707,301	12,577,496
Shares redeemed	(2,237,141)	(2,753,437)	(81,207,286)	(102,587,048)
Net increase (decrease)	(341,105)	2,390,739	$ (12,160,700)	$ 85,262,905
Class T
Shares sold	130,709	488,031	$ 4,670,694	$ 17,620,607
Reinvestment of distributions	183,489	111,368	6,551,657	3,695,039
Shares redeemed	(258,791)	(438,393)	(9,213,989)	(15,778,298)
Net increase (decrease)	55,407	161,006	$ 2,008,362	$ 5,537,348
Class B
Shares sold	5,642	23,437	$ 184,865	$ 779,028
Reinvestment of distributions	23,129	20,842	769,253	646,413
Shares redeemed	(93,496)	(225,514)	(3,121,127)	(7,608,429)
Net increase (decrease)	(64,725)	(181,235)	$ (2,167,009)	$ (6,182,988)
Class C
Shares sold	622,545	2,035,151	$ 20,894,321	$ 69,252,170
Reinvestment of distributions	266,313	122,955	8,933,306	3,851,644
Shares redeemed	(762,375)	(631,000)	(25,434,538)	(21,673,420)
Net increase (decrease)	126,483	1,527,106	$ 4,393,089	$ 51,430,394
Institutional Class
Shares sold	1,967,330	5,450,475	$ 74,673,271	$ 209,069,151
Reinvestment of distributions	388,187	116,471	14,699,436	4,133,979
Shares redeemed	(2,541,535)	(1,614,908)	(95,602,546)	(62,664,708)
Net increase (decrease)	(186,018)	3,952,038	$ (6,229,839)	$ 150,538,422

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.10%
Actual		$ 1,000.00	$ 1,027.20	$ 5.62
HypotheticalA		$ 1,000.00	$ 1,019.66	$ 5.60
Class T	1.36%
Actual		$ 1,000.00	$ 1,026.00	$ 6.95
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class B	1.91%
Actual		$ 1,000.00	$ 1,023.00	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Class C	1.86%
Actual		$ 1,000.00	$ 1,023.30	$ 9.49
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,028.90	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	14.1	13.6
Facebook, Inc. Class A	6.6	3.7
Google, Inc. Class C	4.2	4.9
Google, Inc. Class A	4.1	4.4
Yahoo!, Inc.	3.1	2.3
Cisco Systems, Inc.	2.9	0.0
Adobe Systems, Inc.	2.5	0.4
Fidelity National Information Services, Inc.	2.4	2.6
LinkedIn Corp.	2.4	0.5
QUALCOMM, Inc.	2.1	1.0
	44.4
Top Industries (% of fund's net assets)
As of January 31, 2015
Internet Software & Services	29.9%
Technology Hardware, Storage & Peripherals	17.9%
Software	12.8%
Semiconductors & Semiconductor Equipment	9.7%
Communications Equipment	7.2%
All Others*	22.5%

As of July 31, 2014
Internet Software & Services	27.7%
Software	17.2%
Technology Hardware, Storage & Peripherals	17.1%
Semiconductors & Semiconductor Equipment	9.9%
IT Services	8.9%
All Others*	19.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Technology Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AUTOMOBILES - 0.7%
Automobile Manufacturers - 0.7%
Tesla Motors, Inc. (a)(d)	52,209	$ 10,629,752
CHEMICALS - 0.1%
Industrial Gases - 0.1%
Sodiff Advanced Materials Co. Ltd.	14,901	868,411
COMMUNICATIONS EQUIPMENT - 7.2%
Communications Equipment - 7.2%
BYD Electronic International Co. Ltd.	1,615,000	1,689,175
Ciena Corp. (a)	186,400	3,452,128
Cisco Systems, Inc.	1,571,800	41,440,507
CommScope Holding Co., Inc. (a)	283,500	7,967,768
Finisar Corp. (a)	150,200	2,724,628
Ixia (a)	320,525	3,250,124
Juniper Networks, Inc.	223,966	5,090,747
Palo Alto Networks, Inc. (a)	100	12,639
QUALCOMM, Inc.	489,900	30,599,154
Radware Ltd. (a)	89,222	1,716,631
Sandvine Corp. (U.K.) (a)	1,200	3,060
Spirent Communications PLC	3,945,488	5,303,854
		103,250,415
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	371,280	314,971
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	867	12,875
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	420,300	3,240,513
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.4%
Lumenpulse, Inc. (a)	21,700	272,211
OSRAM Licht AG	126,518	5,844,423
		6,116,634
Heavy Electrical Equipment - 0.2%
Mitsubishi Electric Corp.	253,000	2,926,131
TOTAL ELECTRICAL EQUIPMENT		9,042,765
ELECTRONIC EQUIPMENT & COMPONENTS - 5.6%
Electronic Components - 2.8%
Alps Electric Co. Ltd.	35,800	745,270
Delta Electronics, Inc.	2,000	12,128
Hoya Corp.	181,200	7,021,970
Largan Precision Co. Ltd.	11,000	908,148
Ledlink Optics, Inc.	753,405	1,204,707
OMRON Corp.	152,700	6,104,742
Samsung Electro-Mechanics Co. Ltd.	121,574	7,340,060
Samsung SDI Co. Ltd.	64,935	7,516,833

	Shares	Value
Sunny Optical Technology Group Co. Ltd.	1,222,100	$ 1,853,768
TDK Corp.	100	6,232
Universal Display Corp. (a)(d)	21,800	694,548
Yageo Corp.	4,022,660	7,152,435
Yaskawa Electric Corp.	1,100	14,062
		40,574,903
Electronic Equipment & Instruments - 0.9%
Chroma ATE, Inc.	2,120,683	5,247,627
Cognex Corp. (a)	34,600	1,271,550
FEI Co.	200	16,444
PAX Global Technology Ltd. (a)	30,000	28,090
Posiflex Technologies, Inc.	3,100	14,195
TPK Holding Co. Ltd.	1,090,000	7,010,780
		13,588,686
Electronic Manufacturing Services - 1.5%
AAC Technology Holdings, Inc.	77,500	495,280
Merry Electronics Co. Ltd.	686,000	2,253,729
TE Connectivity Ltd.	229	15,203
Trimble Navigation Ltd. (a)	792,996	18,905,025
		21,669,237
Technology Distributors - 0.4%
Digital China Holdings Ltd. (H Shares)	5,996,000	5,648,678
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		81,481,504
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.4%
Intai Technology Corp.	439,000	2,301,446
Olympus Corp. (a)	39,700	1,372,987
PW Medtech Group Ltd. (a)	4,249,000	1,856,271
		5,530,704
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	600	12,462
HEALTH CARE TECHNOLOGY - 1.3%
Health Care Technology - 1.3%
athenahealth, Inc. (a)(d)	56,694	7,920,719
M3, Inc.	197,200	3,966,823
Medidata Solutions, Inc. (a)	145,367	6,249,327
		18,136,869
INTERNET & CATALOG RETAIL - 4.2%
Internet Retail - 4.2%
Amazon.com, Inc. (a)	11,600	4,112,548
ASOS PLC (a)(d)	3,500	144,814
Ctrip.com International Ltd. sponsored ADR (a)	592,862	28,193,552
Groupon, Inc. Class A (a)	1,989,300	14,243,388
JD.com, Inc. sponsored ADR	28,600	710,424
Jumei International Holding Ltd. sponsored ADR (d)	87,500	1,134,875
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - CONTINUED
Internet Retail - continued
MySale Group PLC	19,300	$ 18,532
Qunar Cayman Islands Ltd. sponsored ADR (a)	290,600	8,526,204
Travelport Worldwide Ltd.	23,000	358,570
Vipshop Holdings Ltd. ADR (a)(d)	61,200	1,370,268
zulily, Inc. Class A (a)(d)	110,300	2,040,550
		60,853,725
INTERNET SOFTWARE & SERVICES - 29.4%
Internet Software & Services - 29.4%
21Vianet Group, Inc. ADR (a)(d)	210,500	3,483,775
58.com, Inc. ADR (a)	213,400	8,209,498
Alibaba Group Holding Ltd. sponsored ADR	22,100	1,968,668
Amber Road, Inc. (a)	900	8,559
Baidu.com, Inc. sponsored ADR (a)	39,500	8,607,840
ChannelAdvisor Corp. (a)	197,417	1,871,513
Constant Contact, Inc. (a)	400	15,128
Cornerstone OnDemand, Inc. (a)(d)	258,632	8,521,924
Cvent, Inc. (a)	51,908	1,296,662
Demandware, Inc. (a)	137,706	7,375,533
E2open, Inc. (a)	145,926	859,504
eBay, Inc. (a)	51,500	2,729,500
eGain Communications Corp. (a)	64,050	321,531
Endurance International Group Holdings, Inc. (a)	517,700	8,702,537
Facebook, Inc. Class A (a)	1,256,111	95,351,386
Google, Inc.:
Class A (a)	110,287	59,284,777
Class C (a)	113,697	60,773,320
HomeAway, Inc. (a)	2,990	76,215
Hortonworks, Inc. (d)	1,500	31,785
Just Dial Ltd.	4,643	116,323
LendingClub Corp.	700	13,139
LinkedIn Corp. (a)	153,000	34,385,220
Marketo, Inc. (a)	87,813	3,023,402
Momo, Inc. ADR (d)	163,752	1,611,320
NAVER Corp.	20,718	13,321,459
New Relic, Inc.	400	12,424
NIC, Inc.	59,508	977,121
Opower, Inc. (d)	142,995	1,631,573
Q2 Holdings, Inc. (a)	700	12,516
Rackspace Hosting, Inc. (a)	33,439	1,503,417
Rocket Internet AG (a)	19	996
Saba Software, Inc. (a)	433,700	4,180,868
SciQuest, Inc. (a)	185,354	2,635,734
Sohu.com, Inc. (a)	55,200	3,098,928
SouFun Holdings Ltd. ADR (d)	972,800	5,943,808
Textura Corp. (a)	243,757	6,079,300
Trulia, Inc. (a)	2,500	106,700
Twitter, Inc. (a)	316,600	11,881,998

	Shares	Value
Web.com Group, Inc. (a)	203,586	$ 3,076,184
Yahoo!, Inc. (a)	1,005,600	44,236,344
Yandex NV (a)	600	8,934
Yelp, Inc. (a)(d)	292,443	15,344,484
YY, Inc. ADR (a)	21,000	1,511,580
		424,203,427
IT SERVICES - 6.5%
Data Processing & Outsourced Services - 6.0%
Euronet Worldwide, Inc. (a)	25,835	1,172,651
Fidelity National Information Services, Inc.	552,795	34,510,992
NETELLER PLC (a)	789,450	4,096,345
Total System Services, Inc.	338,653	11,978,157
Vantiv, Inc. (a)	291,300	10,017,807
Visa, Inc. Class A	96,700	24,649,797
		86,425,749
IT Consulting & Other Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	135,094	7,312,638
EPAM Systems, Inc. (a)	2,861	139,989
Virtusa Corp. (a)	400	14,984
		7,467,611
TOTAL IT SERVICES		93,893,360
LEISURE PRODUCTS - 0.9%
Leisure Products - 0.9%
Sega Sammy Holdings, Inc.	1,029,600	13,407,657
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Harmonic Drive Systems, Inc.	52,100	825,601
MEDIA - 0.2%
Advertising - 0.0%
iCar Asia Ltd. (a)(d)	198,859	170,702
Cable & Satellite - 0.2%
Naspers Ltd. Class N	15,445	2,228,125
Publishing - 0.0%
NEXT Co. Ltd.	49,700	414,708
TOTAL MEDIA		2,813,535
PROFESSIONAL SERVICES - 0.9%
Human Resource & Employment Services - 0.2%
51job, Inc. sponsored ADR (a)	400	14,084
Paylocity Holding Corp.	62,700	1,477,212
WageWorks, Inc. (a)	37,200	2,047,488
		3,538,784
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - 0.7%
ICF International, Inc. (a)	33,600	$ 1,255,296
Verisk Analytics, Inc. (a)	137,768	8,865,371
		10,120,667
TOTAL PROFESSIONAL SERVICES		13,659,451
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.7%
Semiconductor Equipment - 0.7%
Lam Research Corp.	54,300	4,150,692
Nanometrics, Inc. (a)	9,409	146,216
Rubicon Technology, Inc. (a)(d)	681,267	2,834,071
SMA Solar Technology AG (a)(d)	28,350	352,070
SunEdison, Inc. (a)(d)	700	13,111
Tessera Technologies, Inc.	214	7,935
Ultratech, Inc. (a)	121,600	1,938,304
		9,442,399
Semiconductors - 9.0%
Atmel Corp.	401,000	3,340,330
Audience, Inc. (a)	254,001	1,026,164
Broadcom Corp. Class A	315,622	13,393,420
Cavium, Inc. (a)	12,800	752,768
Cirrus Logic, Inc. (a)	59,028	1,564,242
Cree, Inc. (a)	47,745	1,688,263
Duksan Hi-Metal Co. Ltd. (a)	81,343	822,727
EPISTAR Corp.	1,766,000	3,106,092
Everlight Electronics Co. Ltd.	1,726,000	4,110,424
Freescale Semiconductor, Inc. (a)	162,756	5,222,840
Genesis Photonics, Inc. (a)	2,474,066	1,218,881
Himax Technologies, Inc. sponsored ADR	94,100	807,378
Hua Hong Semiconductor Ltd. (a)	3,895,000	4,529,042
Infineon Technologies AG	73,000	823,003
Intermolecular, Inc. (a)	429,154	699,521
Intersil Corp. Class A	166,394	2,381,098
Lextar Electronics Corp.	437,000	411,937
M/A-COM Technology Solutions Holdings, Inc. (a)	35,494	1,153,910
MagnaChip Semiconductor Corp. (a)	114,554	1,647,287
Marvell Technology Group Ltd.	965,800	14,960,242
Maxim Integrated Products, Inc.	537,100	17,772,639
Melexis NV	293	14,700
Micrel, Inc.	261,300	3,676,491
Micron Technology, Inc. (a)	24,900	728,699
Microsemi Corp. (a)	111,700	3,111,962
Monolithic Power Systems, Inc.	76,801	3,647,279
NXP Semiconductors NV (a)	32,586	2,585,373
ON Semiconductor Corp. (a)	224,200	2,244,242
PixArt Imaging, Inc.	20,000	55,584
PMC-Sierra, Inc. (a)	198,000	1,750,320
Qorvo, Inc. (a)	153,558	11,343,329
Radiant Opto-Electronics Corp.	680,000	2,135,699

	Shares	Value
Sanken Electric Co. Ltd.	136,000	$ 1,112,371
Semiconductor Manufacturing International Corp. (a)	54,477,000	4,722,000
Semtech Corp. (a)	84,400	2,148,824
Seoul Semiconductor Co. Ltd.	259,332	4,552,791
Silicon Laboratories, Inc. (a)	30,900	1,352,184
STMicroelectronics NV	444,030	3,686,944
YoungTek Electronics Corp.	341	674
		130,301,674
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		139,744,073
SOFTWARE - 12.8%
Application Software - 7.8%
Adobe Systems, Inc. (a)	504,016	35,346,642
ANSYS, Inc. (a)	175	14,117
Autodesk, Inc. (a)	186,700	10,082,734
Blackbaud, Inc.	17,200	751,812
Citrix Systems, Inc. (a)	57,915	3,432,043
Guidewire Software, Inc. (a)	190	9,519
Informatica Corp. (a)	112,252	4,679,225
Interactive Intelligence Group, Inc. (a)	129,460	5,250,898
Intuit, Inc.	187,200	16,252,704
Kingdee International Software Group Co. Ltd. (a)	11,039,800	3,569,210
Linx SA	700	12,350
MicroStrategy, Inc. Class A (a)	31,430	5,079,088
Parametric Technology Corp. (a)	43,100	1,439,971
Paycom Software, Inc.	900	23,553
PROS Holdings, Inc. (a)	17,933	435,593
Qlik Technologies, Inc. (a)	120,100	3,410,840
salesforce.com, Inc. (a)	347,719	19,628,738
SolarWinds, Inc. (a)	333	16,034
Splunk, Inc. (a)	21,696	1,120,598
Ultimate Software Group, Inc. (a)	76	11,249
Workiva, Inc.	51,400	631,192
Yodlee, inc.	1,300	11,986
Zendesk, Inc. (d)	62,500	1,511,875
		112,721,971
Home Entertainment Software - 0.9%
Activision Blizzard, Inc.	233,170	4,872,087
Nintendo Co. Ltd.	69,800	6,732,882
Ourgame International Holdings Ltd.	3,041,000	1,223,832
		12,828,801
Systems Software - 4.1%
Allot Communications Ltd. (a)	288,719	2,601,358
CommVault Systems, Inc. (a)	17,100	745,218
Fleetmatics Group PLC (a)	495,559	17,547,744
Imperva, Inc. (a)	300	12,528
Infoblox, Inc. (a)	900	16,803
NetSuite, Inc. (a)(d)	112,277	11,051,425
Oracle Corp.	240,300	10,066,167
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Progress Software Corp. (a)	82,300	$ 2,061,615
Red Hat, Inc. (a)	127,848	8,155,424
ServiceNow, Inc. (a)	94,695	6,903,266
Tableau Software, Inc. (a)	3,300	266,508
Varonis Systems, Inc.	900	29,673
		59,457,729
TOTAL SOFTWARE		185,008,501
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 17.9%
Technology Hardware, Storage & Peripherals - 17.9%
Apple, Inc.	1,732,129	202,936,233
BlackBerry Ltd. (a)	1,486	15,083
EMC Corp.	500	12,965
Hewlett-Packard Co.	780,000	28,181,400
NEC Corp.	1,774,000	5,010,939
Nimble Storage, Inc. (a)	5,000	112,150
Samsung Electronics Co. Ltd.	15,772	19,423,049
SanDisk Corp.	11,600	880,556
Silicon Graphics International Corp. (a)	166,658	1,571,585
Stratasys Ltd. (a)	100	7,949
		258,151,909
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
RingCentral, Inc. (a)	275,700	3,721,950
TOTAL COMMON STOCKS (Cost $1,324,522,565)		1,428,804,430
Convertible Preferred Stocks - 0.9%

INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (f)	232,064	7,731,816
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
Nutanix, Inc. Series E (f)	39,963	547,893
PROFESSIONAL SERVICES - 0.3%
Research & Consulting Services - 0.3%
Meituan Corp. Series D (e)(f)	758,456	4,794,731
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,930,115)		13,074,440
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	12,299,051	$ 12,299,051
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	50,398,893	50,398,893
TOTAL MONEY MARKET FUNDS (Cost $62,697,944)		62,697,944
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,396,150,624)		1,504,576,814
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(61,994,710)
NET ASSETS - 100%		$ 1,442,582,104
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,074,440 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Meituan Corp. Series D	1/26/15	$ 4,794,731
Nutanix, Inc. Series E	8/26/14	$ 535,364
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 3,600,020
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,857
Fidelity Securities Lending Cash Central Fund	338,498
Total	$ 357,355
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,428,804,430	$ 1,256,019,828	$ 171,961,875	$ 822,727
Convertible Preferred Stocks	13,074,440	-	-	13,074,440
Money Market Funds	62,697,944	62,697,944	-	-
Total Investments in Securities:	$ 1,504,576,814	$ 1,318,717,772	$ 171,961,875	$ 13,897,167
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	78.4%
Cayman Islands	6.7%
Korea (South)	3.7%
Japan	3.5%
Taiwan	2.1%
Bermuda	1.8%
Ireland	1.2%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,877,175) - See accompanying schedule: Unaffiliated issuers (cost $1,333,452,680)	$ 1,441,878,870
Fidelity Central Funds (cost $62,697,944)	62,697,944
Total Investments (cost $1,396,150,624)		$ 1,504,576,814
Foreign currency held at value (cost $359,819)		359,818
Receivable for investments sold		40,707,015
Receivable for fund shares sold		1,304,892
Dividends receivable		468,421
Distributions receivable from Fidelity Central Funds		33,240
Prepaid expenses		5,418
Other receivables		48,992
Total assets		1,547,504,610

Liabilities
Payable to custodian bank	$ 27,196
Payable for investments purchased Regular delivery	47,275,121
Delayed delivery	5,039,318
Payable for fund shares redeemed	883,551
Accrued management fee	661,532
Distribution and service plan fees payable	271,614
Other affiliated payables	274,992
Other payables and accrued expenses	90,289
Collateral on securities loaned, at value	50,398,893
Total liabilities		104,922,506

Net Assets		$ 1,442,582,104
Net Assets consist of:
Paid in capital		$ 1,301,541,322
Accumulated net investment loss		(992,252)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		33,623,771
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		108,409,263
Net Assets		$ 1,442,582,104

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($416,627,183 ÷ 12,217,798 shares)	$ 34.10

Maximum offering price per share (100/94.25 of $34.10)	$ 36.18
Class T: Net Asset Value and redemption price per share ($195,375,909 ÷ 5,975,696 shares)	$ 32.70

Maximum offering price per share (100/96.50 of $32.70)	$ 33.89
Class B: Net Asset Value and offering price per share ($10,363,877 ÷ 346,722 shares)A	$ 29.89

Class C: Net Asset Value and offering price per share ($113,332,551 ÷ 3,778,003 shares)A	$ 30.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($706,882,584 ÷ 19,591,093 shares)	$ 36.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 4,674,700
Special dividends		3,045,103
Income from Fidelity Central Funds		357,355
Total income		8,077,158

Expenses
Management fee	$ 3,935,807
Transfer agent fees	1,437,064
Distribution and service plan fees	1,618,834
Accounting and security lending fees	232,414
Custodian fees and expenses	72,104
Independent trustees' compensation	12,633
Registration fees	58,261
Audit	29,657
Legal	9,172
Interest	240
Miscellaneous	6,297
Total expenses before reductions	7,412,483
Expense reductions	(47,818)	7,364,665
Net investment income (loss)		712,493
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,933,858
Redemption in-kind with affiliated entities	23,460,718
Foreign currency transactions	(142,325)
Total net realized gain (loss)		75,252,251
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,659)	(36,751,332)
Assets and liabilities in foreign currencies	(13,475)
Total change in net unrealized appreciation (depreciation)		(36,764,807)
Net gain (loss)		38,487,444
Net increase (decrease) in net assets resulting from operations		$ 39,199,937

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 712,493	$ (3,870,002)
Net realized gain (loss)	75,252,251	107,601,371
Change in net unrealized appreciation (depreciation)	(36,764,807)	87,968,653
Net increase (decrease) in net assets resulting from operations	39,199,937	191,700,022
Distributions to shareholders from net investment income	(1,694,665)	-
Distributions to shareholders from net realized gain	(115,642,374)	(11,189,247)
Total distributions	(117,337,039)	(11,189,247)
Share transactions - net increase (decrease)	342,795,057	150,832,224
Redemption fees	15,135	21,186
Total increase (decrease) in net assets	264,673,090	331,364,185

Net Assets
Beginning of period	1,177,909,014	846,544,829
End of period (including accumulated net investment loss of $992,252 and accumulated net investment loss of $10,080, respectively)	$ 1,442,582,104	$ 1,177,909,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.06	$ 29.90	$ 25.25	$ 25.14	$ 19.83	$ 16.03
Income from Investment Operations
Net investment income (loss) E	.01H	(.12)	(.07)	(.13)	(.18)	(.16)
Net realized and unrealized gain (loss)	.99	6.70	4.72	.24	5.49	3.96
Total from investment operations	1.00	6.58	4.65	.11	5.31	3.80
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	(2.94)	(.42)	-	-	-	-
Total distributions	(2.96)	(.42)	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 34.10	$ 36.06	$ 29.90	$ 25.25	$ 25.14	$ 19.83
Total ReturnB, C, D	2.72%	22.15%	18.42%	.44%	26.78%	23.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10%A	1.14%	1.18%	1.18%	1.18%	1.21%
Expenses net of fee waivers, if any	1.10%A	1.14%	1.18%	1.18%	1.18%	1.21%
Expenses net of all reductions	1.10%A	1.12%	1.14%	1.17%	1.16%	1.18%
Net investment income (loss)	.03%A, H	(.35)%	(.25)%	(.55)%	(.73)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 416,627	$ 408,687	$ 355,306	$ 336,693	$ 375,609	$ 312,659
Portfolio turnover rateG	159%A, K	186%	142%	201%	167%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.66	$ 28.79	$ 24.38	$ 24.33	$ 19.24	$ 15.59
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.19)	(.13)	(.19)	(.23)	(.20)
Net realized and unrealized gain (loss)	.97	6.45	4.54	.24	5.32	3.85
Total from investment operations	.93	6.26	4.41	.05	5.09	3.65
Distributions from net realized gain	(2.89)	(.39)	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 32.70	$ 34.66	$ 28.79	$ 24.38	$ 24.33	$ 19.24
Total ReturnB, C, D	2.60%	21.89%	18.09%	.21%	26.46%	23.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36%A	1.38%	1.42%	1.43%	1.43%	1.46%
Expenses net of fee waivers, if any	1.36%A	1.38%	1.42%	1.43%	1.43%	1.46%
Expenses net of all reductions	1.35%A	1.37%	1.39%	1.42%	1.40%	1.44%
Net investment income (loss)	(.22)%A, H	(.60)%	(.50)%	(.80)%	(.98)%	(1.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 195,376	$ 196,067	$ 173,692	$ 172,709	$ 196,913	$ 169,049
Portfolio turnover rateG	159%A, K	186%	142%	201%	167%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.83	$ 26.56	$ 22.60	$ 22.67	$ 18.01	$ 14.67
Income from Investment Operations
Net investment income (loss) E	(.12) H	(.34)	(.24)	(.28)	(.33)	(.27)
Net realized and unrealized gain (loss)	.88	5.94	4.20	.21	4.99	3.61
Total from investment operations	.76	5.60	3.96	(.07)	4.66	3.34
Distributions from net realized gain	(2.70)	(.33)	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 29.89	$ 31.83	$ 26.56	$ 22.60	$ 22.67	$ 18.01
Total ReturnB, C, D	2.30%	21.21%	17.52%	(.31)%	25.87%	22.77%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91%A	1.92%	1.93%	1.93%	1.93%	1.96%
Expenses net of fee waivers, if any	1.91%A	1.92%	1.93%	1.93%	1.93%	1.96%
Expenses net of all reductions	1.91%A	1.91%	1.89%	1.92%	1.91%	1.94%
Net investment income (loss)	(.78)%A, H	(1.14)%	(1.01)%	(1.30)%	(1.49)%	(1.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,364	$ 12,043	$ 13,745	$ 17,476	$ 25,508	$ 29,176
Portfolio turnover rateG	159%A, K	186%	142%	201%	167%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.20)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.99	$ 26.68	$ 22.70	$ 22.77	$ 18.09	$ 14.74
Income from Investment Operations
Net investment income (loss) E	(.11) H	(.33)	(.24)	(.29)	(.33)	(.28)
Net realized and unrealized gain (loss)	.88	5.98	4.22	.22	5.01	3.63
Total from investment operations	.77	5.65	3.98	(.07)	4.68	3.35
Distributions from net realized gain	(2.76)	(.34)	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 30.00	$ 31.99	$ 26.68	$ 22.70	$ 22.77	$ 18.09
Total ReturnB, C, D	2.33%	21.31%	17.53%	(.31)%	25.87%	22.73%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86%A	1.87%	1.91%	1.93%	1.92%	1.96%
Expenses net of fee waivers, if any	1.86%A	1.87%	1.91%	1.93%	1.92%	1.96%
Expenses net of all reductions	1.85%A	1.86%	1.88%	1.91%	1.90%	1.93%
Net investment income (loss)	(.72)%A, H	(1.09)%	(.99)%	(1.29)%	(1.48)%	(1.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,333	$ 105,499	$ 84,858	$ 88,074	$ 89,819	$ 70,017
Portfolio turnover rateG	159%A, K	186%	142%	201%	167%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.15)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.06	$ 31.47	$ 26.50	$ 26.30	$ 20.68	$ 16.67
Income from Investment Operations
Net investment income (loss) D	.07G	(.02)	.02	(.06)	(.11)	(.11)
Net realized and unrealized gain (loss)	1.05	7.06	4.95	.26	5.73	4.12
Total from investment operations	1.12	7.04	4.97	.20	5.62	4.01
Distributions from net investment income	(.07)	-	-	-	-	-
Distributions from net realized gain	(3.03)	(.45)	-	-	-	-
Total distributions	(3.10)	(.45)	-	-	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 36.08	$ 38.06	$ 31.47	$ 26.50	$ 26.30	$ 20.68
Total ReturnB, C	2.89%	22.55%	18.75%	.76%	27.18%	24.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.76%A	.83%	.86%	.86%	.87%	.92%
Expenses net of fee waivers, if any	.76%A	.83%	.86%	.86%	.87%	.92%
Expenses net of all reductions	.75%A	.82%	.83%	.85%	.85%	.90%
Net investment income (loss)	.38%A, G	(.05)%	.06%	(.23)%	(.43)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 706,883	$ 455,612	$ 218,944	$ 95,310	$ 81,350	$ 42,277
Portfolio turnover rateF	159% A, J	186%	142%	201%	167%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 190,387,691
Gross unrealized depreciation	(89,797,047)
Net unrealized appreciation (depreciation) on securities	$ 100,590,644

Tax cost	$ 1,403,986,170

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and in-kind transactions, aggregated $1,157,082,881 and $1,068,043,262, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 519,507	$ 4,315
Class T	.25%	.25%	494,416	-
Class B	.75%	.25%	56,587	42,476
Class C	.75%	.25%	548,324	70,856
			$ 1,618,834	$ 117,647

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 52,496
Class T	7,619
Class B*	1,711
Class C*	5,454
$ 67,280

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 510,037.25
Class T	247,867.25
Class B	17,153.30
Class C	134,548.25
Institutional Class	527,459.15
	$ 1,437,064

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,716 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,199,500.35%		$ 240

Redemptions In-Kind. During the period, 2,476,292 shares of the Fund held by affiliated entities were redeemed for investments with a value of $93,826,692. The net realized gain of $23,460,718 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and investments valued at $311,440,613 in exchange for 8,219,599 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $948 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $338,498.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $47,761 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $47.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 285,368	$ -
Institutional Class	1,409,297	-
Total	$ 1,694,665	$ -
From net realized gain
Class A	$ 33,752,653	$ 4,830,573
Class T	16,437,105	2,285,378
Class B	983,656	152,106
Class C	9,419,893	1,068,092
Institutional Class	55,049,067	2,853,098
Total	$ 115,642,374	$ 11,189,247

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	1,268,131	1,967,332	$ 44,399,636	$ 66,338,054
Reinvestment of distributions	901,793	136,812	31,563,331	4,412,177
Shares redeemed	(1,285,028)	(2,655,768)	(45,036,996)	(89,258,893)
Net increase (decrease)	884,896	(551,624)	$ 30,925,971	$ (18,508,662)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class T
Shares sold	279,290	604,269	$ 9,369,369	$ 19,519,431
Reinvestment of distributions	476,615	71,453	16,015,552	2,218,622
Shares redeemed	(437,150)	(1,051,577)	(14,672,710)	(34,073,517)
Net increase (decrease)	318,755	(375,855)	$ 10,712,211	$ (12,335,464)
Class B
Shares sold	8,032	9,706	$ 244,893	$ 287,815
Reinvestment of distributions	29,273	4,834	901,739	138,293
Shares redeemed	(68,899)	(153,751)	(2,120,358)	(4,566,688)
Net increase (decrease)	(31,594)	(139,211)	$ (973,726)	$ (4,140,580)
Class C
Shares sold	522,133	594,192	$ 16,090,876	$ 17,948,827
Reinvestment of distributions	261,235	31,647	8,065,851	909,547
Shares redeemed	(303,523)	(507,790)	(9,274,692)	(15,090,389)
Net increase (decrease)	479,845	118,049	$ 14,882,035	$ 3,767,985
Institutional Class
Shares sold	22,234,239 A	7,128,296	$ 843,668,302 A	$ 254,841,416
Reinvestment of distributions	1,510,080	81,545	55,853,504	2,770,913
Shares redeemed	(16,123,085) B	(2,196,859)	(612,273,240) B	(75,563,384)
Net increase (decrease)	7,621,234	5,012,982	$ 287,248,566	$ 182,048,945

A Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 34% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.13%
Actual		$ 1,000.00	$ 1,088.20	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class T	1.42%
Actual		$ 1,000.00	$ 1,087.10	$ 7.47
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Class B	1.94%
Actual		$ 1,000.00	$ 1,084.10	$ 10.19
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.88%
Actual		$ 1,000.00	$ 1,084.40	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.73	$ 9.55
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,090.10	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	12.3	10.3
Exelon Corp.	9.9	5.9
Dominion Resources, Inc.	9.7	10.4
Sempra Energy	9.2	7.7
PG&E Corp.	7.9	2.6
PPL Corp.	4.9	7.1
NiSource, Inc.	4.5	4.7
Calpine Corp.	4.0	2.2
Southern Co.	3.4	0.0
Edison International	3.4	6.5
	69.2
Top Industries (% of fund's net assets)
As of January 31, 2015
Electric Utilities	40.4%
Multi-Utilities	31.6%
Independent Power Producers & Renewable Electricity Producers	10.0%
Oil, Gas & Consumable Fuels	6.1%
Media	2.9%
All Others*	9.0%

As of July 31, 2014
Electric Utilities	44.3%
Multi-Utilities	25.9%
Oil, Gas & Consumable Fuels	12.0%
Independent Power Producers & Energy Traders	8.2%
Media	3.1%
All Others*	6.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Advisor Utilities Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
Abengoa SA Class B (d)	928,100	$ 2,737,245
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Alternative Carriers - 0.7%
Cogent Communications Group, Inc.	68,164	2,526,158
ELECTRIC UTILITIES - 40.4%
Electric Utilities - 40.4%
Edison International	168,002	11,449,336
Exelon Corp.	934,700	33,686,588
FirstEnergy Corp.	159,700	6,440,701
Hawaiian Electric Industries, Inc.	16,500	565,950
NextEra Energy, Inc.	385,140	42,072,696
NRG Yield, Inc. Class A (d)	123,910	6,552,361
OGE Energy Corp.	241,423	8,493,261
PPL Corp.	475,172	16,868,606
Southern Co.	230,738	11,703,031
		137,832,530
GAS UTILITIES - 0.0%
Gas Utilities - 0.0%
Laclede Group, Inc.	1,500	80,640
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.0%
Renewable Electricity - 1.0%
Abengoa Yield PLC	105,000	3,456,600
INDEPENDENT POWER PRODUCERS & RENEWABLE ELECTRICITY PRODUCERS - 10.0%
Independent Power Producers & Energy Traders - 10.0%
Black Hills Corp.	47,200	2,367,552
Calpine Corp. (a)	658,117	13,741,483
Dynegy, Inc. (a)	142,557	3,894,657
NRG Energy, Inc.	378,515	9,334,180
The AES Corp.	397,600	4,858,672
		34,196,544
MEDIA - 2.9%
Cable & Satellite - 2.9%
DISH Network Corp. Class A (a)	88,700	6,240,045
Liberty Global PLC Class A (a)	75,900	3,546,048
		9,786,093
MULTI-UTILITIES - 31.6%
Multi-Utilities - 31.6%
Dominion Resources, Inc.	430,099	33,070,312
NiSource, Inc.	354,463	15,334,069
PG&E Corp.	455,118	26,765,490

	Shares	Value
Sempra Energy	280,837	$ 31,431,277
TECO Energy, Inc.	50,700	1,081,431
		107,682,579
OIL, GAS & CONSUMABLE FUELS - 6.1%
Oil & Gas Storage & Transport - 6.1%
Cheniere Energy Partners LP Holdings LLC	298,262	6,833,182
Enbridge, Inc.	5,600	271,252
Energy Transfer Equity LP	141,827	8,427,360
Plains GP Holdings LP Class A	199,736	5,209,115
		20,740,909
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Specialized REITs - 1.6%
Crown Castle International Corp.	62,400	5,398,224
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	28,147	654,418
TOTAL COMMON STOCKS (Cost $286,232,860)		325,091,940
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.13% (b)	5,969,590	5,969,590
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,709,574	3,709,574
TOTAL MONEY MARKET FUNDS (Cost $9,679,164)		9,679,164
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $295,912,024)		334,771,104
NET OTHER ASSETS (LIABILITIES) - 1.8%		6,224,414
NET ASSETS - 100%		$ 340,995,518
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,847
Fidelity Securities Lending Cash Central Fund	22,710
Total	$ 25,557
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,412,925) - See accompanying schedule: Unaffiliated issuers (cost $286,232,860)	$ 325,091,940
Fidelity Central Funds (cost $9,679,164)	9,679,164
Total Investments (cost $295,912,024)		$ 334,771,104
Receivable for investments sold		22,805,407
Receivable for fund shares sold		991,363
Dividends receivable		177,102
Distributions receivable from Fidelity Central Funds		6,000
Prepaid expenses		1,443
Other receivables		9,764
Total assets		358,762,183

Liabilities
Payable for investments purchased	$ 12,919,010
Payable for fund shares redeemed	768,146
Accrued management fee	153,717
Distribution and service plan fees payable	114,117
Other affiliated payables	74,051
Other payables and accrued expenses	28,050
Collateral on securities loaned, at value	3,709,574
Total liabilities		17,766,665

Net Assets		$ 340,995,518
Net Assets consist of:
Paid in capital		$ 301,045,427
Distributions in excess of net investment income		(410,217)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,507,005
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,853,303
Net Assets		$ 340,995,518

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($171,142,152 ÷ 6,295,812 shares)	$ 27.18

Maximum offering price per share (100/94.25 of $27.18)	$ 28.84
Class T: Net Asset Value and redemption price per share ($55,032,975 ÷ 2,020,523 shares)	$ 27.24

Maximum offering price per share (100/96.50 of $27.24)	$ 28.23
Class B: Net Asset Value and offering price per share ($4,224,306 ÷ 156,211 shares)A	$ 27.04

Class C: Net Asset Value and offering price per share ($64,347,231 ÷ 2,412,572 shares)A	$ 26.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,248,854 ÷ 1,671,937 shares)	$ 27.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 4,001,548
Income from Fidelity Central Funds		25,557
Total income		4,027,105

Expenses
Management fee	$ 874,839
Transfer agent fees	378,653
Distribution and service plan fees	642,396
Accounting and security lending fees	62,391
Custodian fees and expenses	5,077
Independent trustees' compensation	2,883
Registration fees	50,172
Audit	21,504
Legal	1,773
Interest	319
Miscellaneous	1,629
Total expenses before reductions	2,041,636
Expense reductions	(17,169)	2,024,467
Net investment income (loss)		2,002,638
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,721,823
Foreign currency transactions	6,609
Total net realized gain (loss)		4,728,432
Change in net unrealized appreciation (depreciation) on: Investment securities	19,508,745
Assets and liabilities in foreign currencies	(5,777)
Total change in net unrealized appreciation (depreciation)		19,502,968
Net gain (loss)		24,231,400
Net increase (decrease) in net assets resulting from operations		$ 26,234,038

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,002,638	$ 3,559,541
Net realized gain (loss)	4,728,432	27,603,316
Change in net unrealized appreciation (depreciation)	19,502,968	1,610,263
Net increase (decrease) in net assets resulting from operations	26,234,038	32,773,120
Distributions to shareholders from net investment income	(4,008,727)	(3,729,207)
Distributions to shareholders from net realized gain	(17,303,959)	(88,322)
Total distributions	(21,312,686)	(3,817,529)
Share transactions - net increase (decrease)	27,122,903	71,585,618
Redemption fees	2,041	9,809
Total increase (decrease) in net assets	32,046,296	100,551,018

Net Assets
Beginning of period	308,949,222	208,398,204
End of period (including distributions in excess of net investment income of $410,217 and undistributed net investment income of $1,595,872, respectively)	$ 340,995,518	$ 308,949,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.77	$ 23.48	$ 21.20	$ 19.09	$ 16.59	$ 15.27
Income from Investment Operations
Net investment income (loss) E	.19	.41	.47	.43	.39	.40
Net realized and unrealized gain (loss)	2.13	3.35	2.24	2.07	2.50	1.32
Total from investment operations	2.32	3.76	2.71	2.50	2.89	1.72
Distributions from net investment income	(.38)	(.46)	(.43)	(.39)	(.39)	(.40)
Distributions from net realized gain	(1.52)	(.01)	-	-	-	-
Total distributions	(1.91)J	(.47)	(.43)	(.39)	(.39)	(.40)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 27.18	$ 26.77	$ 23.48	$ 21.20	$ 19.09	$ 16.59
Total ReturnB, C, D	8.82%	16.38%	13.09%	13.40%	17.71%	11.42%
Ratios to Average Net Assets F, H
Expenses before reductions	1.13%A	1.16%	1.20%	1.23%	1.24%	1.26%
Expenses net of fee waivers, if any	1.13%A	1.16%	1.20%	1.23%	1.24%	1.26%
Expenses net of all reductions	1.12%A	1.15%	1.16%	1.22%	1.20%	1.22%
Net investment income (loss)	1.41%A	1.64%	2.16%	2.24%	2.18%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,142	$ 154,134	$ 106,851	$ 99,813	$ 78,312	$ 64,890
Portfolio turnover rateG	128%A	112%	154%	195%	201%	216%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $1.91 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $1.524 per share.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.78	$ 23.50	$ 21.21	$ 19.09	$ 16.59	$ 15.27
Income from Investment Operations
Net investment income (loss) E	.15	.34	.41	.38	.35	.35
Net realized and unrealized gain (loss)	2.14	3.35	2.25	2.07	2.50	1.33
Total from investment operations	2.29	3.69	2.66	2.45	2.85	1.68
Distributions from net investment income	(.31)	(.40)	(.37)	(.33)	(.35)	(.36)
Distributions from net realized gain	(1.52)	(.01)	-	-	-	-
Total distributions	(1.83)	(.41)	(.37)	(.33)	(.35)	(.36)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 27.24	$ 26.78	$ 23.50	$ 21.21	$ 19.09	$ 16.59
Total ReturnB, C, D	8.71%	15.99%	12.81%	13.13%	17.39%	11.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.42%A	1.45%	1.47%	1.49%	1.50%	1.52%
Expenses net of fee waivers, if any	1.42%A	1.45%	1.47%	1.49%	1.50%	1.52%
Expenses net of all reductions	1.41%A	1.44%	1.43%	1.48%	1.46%	1.49%
Net investment income (loss)	1.12%A	1.35%	1.89%	1.98%	1.92%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,033	$ 49,272	$ 41,239	$ 38,276	$ 35,701	$ 33,651
Portfolio turnover rateG	128%A	112%	154%	195%	201%	216%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.51	$ 23.24	$ 20.96	$ 18.86	$ 16.38	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.08	.21	.30	.28	.25	.27
Net realized and unrealized gain (loss)	2.12	3.33	2.23	2.05	2.49	1.31
Total from investment operations	2.20	3.54	2.53	2.33	2.74	1.58
Distributions from net investment income	(.14)	(.26)	(.25)	(.23)	(.26)	(.28)
Distributions from net realized gain	(1.52)	(.01)	-	-	-	-
Total distributions	(1.67)J	(.27)	(.25)	(.23)	(.26)	(.28)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 27.04	$ 26.51	$ 23.24	$ 20.96	$ 18.86	$ 16.38
Total ReturnB, C, D	8.41%	15.41%	12.24%	12.54%	16.87%	10.56%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94%A	1.95%	1.96%	1.98%	1.99%	2.01%
Expenses net of fee waivers, if any	1.94%A	1.95%	1.96%	1.98%	1.99%	2.01%
Expenses net of all reductions	1.93%A	1.94%	1.92%	1.97%	1.95%	1.98%
Net investment income (loss)	.60%A	.85%	1.40%	1.49%	1.43%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,224	$ 4,598	$ 5,289	$ 6,677	$ 7,773	$ 8,794
Portfolio turnover rateG	128%A	112%	154%	195%	201%	216%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $1.67 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $1.524 per share.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.23	$ 23.03	$ 20.80	$ 18.75	$ 16.30	$ 15.02
Income from Investment Operations
Net investment income (loss) E	.09	.23	.31	.29	.26	.27
Net realized and unrealized gain (loss)	2.09	3.29	2.20	2.03	2.46	1.30
Total from investment operations	2.18	3.52	2.51	2.32	2.72	1.57
Distributions from net investment income	(.22)	(.31)	(.28)	(.27)	(.27)	(.29)
Distributions from net realized gain	(1.52)	(.01)	-	-	-	-
Total distributions	(1.74)	(.32)	(.28)	(.27)	(.27)	(.29)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 26.67	$ 26.23	$ 23.03	$ 20.80	$ 18.75	$ 16.30
Total ReturnB, C, D	8.44%	15.52%	12.27%	12.56%	16.85%	10.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.88%A	1.89%	1.93%	1.95%	1.98%	2.01%
Expenses net of fee waivers, if any	1.88%A	1.89%	1.93%	1.95%	1.98%	2.01%
Expenses net of all reductions	1.87%A	1.88%	1.89%	1.95%	1.94%	1.97%
Net investment income (loss)	.66%A	.91%	1.43%	1.51%	1.43%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,347	$ 54,810	$ 35,457	$ 29,942	$ 26,915	$ 21,415
Portfolio turnover rateG	128%A	112%	154%	195%	201%	216%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.24	$ 23.87	$ 21.56	$ 19.40	$ 16.85	$ 15.51
Income from Investment Operations
Net investment income (loss) D	.23	.51	.55	.50	.45	.44
Net realized and unrealized gain (loss)	2.18	3.39	2.26	2.10	2.54	1.35
Total from investment operations	2.41	3.90	2.81	2.60	2.99	1.79
Distributions from net investment income	(.46)	(.52)	(.50)	(.44)	(.44)	(.45)
Distributions from net realized gain	(1.52)	(.01)	-	-	-	-
Total distributions	(1.99)I	(.53)	(.50)	(.44)	(.44)	(.45)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 27.66	$ 27.24	$ 23.87	$ 21.56	$ 19.40	$ 16.85
Total ReturnB, C	9.01%	16.74%	13.40%	13.79%	18.05%	11.66%
Ratios to Average Net Assets E, G
Expenses before reductions	.83%A	.85%	.89%	.92%	.98%	1.00%
Expenses net of fee waivers, if any	.83%A	.85%	.89%	.92%	.98%	1.00%
Expenses net of all reductions	.82%A	.84%	.85%	.91%	.94%	.97%
Net investment income (loss)	1.71%A	1.95%	2.46%	2.55%	2.44%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,249	$ 46,135	$ 19,562	$ 20,564	$ 10,914	$ 6,511
Portfolio turnover rateF	128%A	112%	154%	195%	201%	216%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $1.99 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.524 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 42,380,602
Gross unrealized depreciation	(3,972,631)
Net unrealized appreciation (depreciation) on securities	$ 38,407,971

Tax cost	$ 296,363,133

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $202,904,200 and $210,315,178, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 198,788	$ 4,172
Class T	.25%	.25%	131,329	-
Class B	.75%	.25%	22,519	16,889
Class C	.75%	.25%	289,760	69,392
			$ 642,396	$ 90,453

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 73,450
Class T	8,754
Class B*	783
Class C*	6,206
$ 89,193

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 187,870.24
Class T	73,849.28
Class B	6,763.30
Class C	68,417.24
Institutional Class	41,754.19
	$ 378,653

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,294 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,247,125.34%		$ 319

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $215 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,710.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17,166 for the period.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of $3.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 2,209,427	$ 2,098,780
Class T	589,264	689,503
Class B	23,317	54,086
Class C	465,161	483,241
Institutional Class	721,558	403,597
Total	$ 4,008,727	$ 3,729,207
From net realized gain
Class A	$ 8,639,872	$ 45,735
Class T	2,863,111	17,387
Class B	255,750	2,010
Class C	3,177,658	15,931
Institutional Class	2,367,568	7,259
Total	$ 17,303,959	$ 88,322

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	1,232,070	2,276,742	$ 33,153,812	$ 59,563,163
Reinvestment of distributions	365,507	82,514	9,845,503	1,888,613
Shares redeemed	(1,060,041)	(1,151,286)	(28,299,423)	(29,069,514)
Net increase (decrease)	537,536	1,207,970	$ 14,699,892	$ 32,382,262
Class T
Shares sold	251,907	365,889	$ 6,778,803	$ 9,445,083
Reinvestment of distributions	123,163	29,388	3,324,292	673,761
Shares redeemed	(194,314)	(310,668)	(5,228,033)	(7,776,879)
Net increase (decrease)	180,756	84,609	$ 4,875,062	$ 2,341,965
Class B
Shares sold	9,463	19,626	$ 251,303	$ 511,179
Reinvestment of distributions	9,053	2,105	242,668	47,986
Shares redeemed	(35,716)	(75,934)	(955,802)	(1,892,640)
Net increase (decrease)	(17,200)	(54,203)	$ (461,831)	$ (1,333,475)
Class C
Shares sold	538,739	898,033	$ 14,211,844	$ 23,064,197
Reinvestment of distributions	116,026	17,647	3,068,131	397,963
Shares redeemed	(331,574)	(365,639)	(8,758,933)	(9,096,804)
Net increase (decrease)	323,191	550,041	$ 8,521,042	$ 14,365,356
Institutional Class
Shares sold	575,685	1,373,720	$ 15,757,380	$ 36,918,565
Reinvestment of distributions	90,001	15,288	2,465,972	354,761
Shares redeemed	(687,270)	(514,863)	(18,734,614)	(13,443,816)
Net increase (decrease)	(21,584)	874,145	$ (511,262)	$ 23,829,510

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Focus Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing of SelectCo and the sub-advisers (together with SelectCo, the Investment Advisers) as it relates to the funds, including the backgrounds of investment personnel of SelectCo, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the investment staff of the Investment Advisers, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing SelectCo to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for Advisor Communications Equipment and Advisor Consumer Discretionary in September 2014 and June 2014, respectively.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. Advisor Consumer Discretionary underperformed its benchmark for the one-, three-, and five-year periods ended May 31, 2014, and as a result, the Board will continue to discuss with SelectCo the steps it has taken and is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2014.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and making the competitive group more inclusive.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Semiannual Report

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Semiannual Report

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2014.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

For Advisor Energy, Advisor Health Care, Advisor Industrials, and Advisor Technology, the Board noted that the total expense ratio of each class ranked below its competitive median for the 12-month period ended June 30, 2014.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

For Advisor Biotechnology, the Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for the 12-month period ended June 30, 2014 and the total expense ratio of Class T ranked equal to its competitive median for the 12-month period ended June 30, 2014.

For Advisor Consumer Discretionary, Advisor Financial Services, and Advisor Utilities, the Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for the 12-month period ended June 30, 2014 and the total expense ratio of Class T ranked above its competitive median for the 12-month period ended June 30, 2014.

For Advisor Communications Equipment and Advisor Electronics, the Board noted that the total expense ratio of Class A ranked below its competitive median for the 12-month period ended June 30, 2014 and the total expense ratio of each of Class T, Class B, Class C, and Institutional Class ranked above its competitive median for the 12-month period ended June 30, 2014. The Board noted that total expenses ratios for these classes were above the median as a result of higher transfer agent fees to due to small average account sizes as compared to other Fidelity funds.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank†

New York, NY

Brown Brothers Harriman & Co. ††

Boston, MA

State Street Bank and Trust †††

Quincy, MA

† Custodian for Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Fund.

†† Custodian for Fidelity Advisor Energy Fund.

††† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund.

AFOCI-USAN-0315
1.789280.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 27, 2015